Schedule of Investments (unaudited) July 31, 2022	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.1%
Bausch & Lomb Corp.(a)	39,934	$574,650

Netherlands — 0.1%
Climate Transition Capital Acquisition I BV(a)	40,590	408,627

United States(a) — 0.0%
Excelerate Energy, Inc., Class A	1,966	43,527
Palantir Technologies, Inc., Class A	4	42

		43,569

Total Common Stocks — 0.2% (Cost: $1,247,378)		1,026,846

Preferred Securities

Preferred Stocks — 0.4%(b)

United States — 0.4%
AliphCom, Inc.
Series 6,	8,264	—
Series 8,	823,530	8
Illumio, Inc., Series C	466,730	2,711,702

		2,711,710

Total Preferred Securities — 0.4% (Cost: $3,250,010)		2,711,710

U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes(c)	14,632,500	14,664,229
U.S. Treasury Floating Rate Notes(c)	3,130,000	3,140,564
U.S. Treasury Floating Rate Notes(c)	3,395,000	3,403,307
U.S. Treasury Floating Rate Notes(c)	4,885,000	4,890,166

		26,098,266

Warrants

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV (Expires: 12/31/30)(a)	13,530	954

Total Warrants — 0.0% (Cost: $ — )		954

Total Long-Term Investments — 4.8% (Cost: $30,534,875)		29,837,776

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(d)(e)	35,433,349	35,433,349

Security	Par (000)	Value

U.S. Treasury Obligations — 92.2%
U.S. Cash Management Bills(f)
2.23%, 11/01/22	$30,000	$29,817,150
2.28%, 11/08/22	10,000	9,932,900
U.S. Treasury Bills(f)
1.25%, 08/02/22	23,315	23,313,850
1.23%, 08/04/22	41,475	41,468,451
1.27%, 08/09/22	82,000	81,963,169
1.36%, 08/11/22	42,000	41,976,258
1.14%, 08/16/22	25,000	24,978,599
1.69%, 08/18/22	11,505	11,493,794
1.98%, 08/30/22	74,095	73,967,865
0.68%, 09/01/22	3,685	3,678,241
1.19%, 09/08/22	21,362	21,314,253
2.20%, 09/13/22	20,000	19,951,356
1.57%, 09/15/22	15,000	14,960,461
1.93%, 09/20/22	69,000	68,801,506
1.07%, 09/29/22	2,675	2,665,453
1.40%, 10/27/22 - 11/03/22	14,890	14,804,196
2.57%, 01/05/23	11,000	10,869,795
2.75%, 01/12/23	8,265	8,161,521
0.64%, 01/26/23	2,475	2,440,949
1.17%, 02/23/23	2,165	2,131,953
2.16%, 05/18/23	2,080	2,032,812
U.S. Treasury Floating Rate Notes, (3 mo.Treasury money market yield + 0.06%), 2.59%, 07/31/22 - 10/31/22(c)	20,000	20,023,433
U.S. Treasury Notes
1.63%, 12/15/22	2,000	1,992,656
1.38%, 02/15/23	5,000	4,959,570
0.13%, 02/28/23 - 04/30/23	14,245	14,003,419

		551,703,610

Total Short-Term Securities — 93.7% (Cost: $587,433,523)		587,136,959

Total Investments — 98.5% (Cost: $617,968,398)		616,974,735

Other Assets Less Liabilities — 1.5%		9,687,237

Net Assets — 100.0%		$626,661,972

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,355,831	$—	$(922,482	)(a)	$—	$—	$35,433,349	35,433,349	$93,544	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Dow Jones Industrial Average Index	216	09/16/22	$35,451	$2,564,814

Short Contracts
NASDAQ 100 E-Mini Index	144	09/16/22	37,358	(4,460,962)
S&P 500 E-Mini Index	48	09/16/22	9,920	(811,829)

				(5,272,791)

				$(2,707,977)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	12/15/22 – 09/15/23	$(7,664,714)	$4,071,695	(c)	$832,654	64.6%
	At Termination	Bank of America N.A.(d)	02/15/23 – 06/15/23	(6,659,985)	2,737,194	(e)	(240,333)	46.7
	At Termination	BNP Paribas SA(f)	12/12/22 – 12/19/22	(11,112,239)	11,861,110	(g)	973,137	126.3
	At Termination	Goldman Sachs & Co(h)	02/27/23 – 02/28/23	(11,548,852)	15,645,354	(i)	739,774	137.8
	At Termination	Goldman Sachs & Co(j)	02/27/23	(4,010,864)	5,655,873	(k)	353,020	68.8
	At Termination	UBS AG(l)	07/05/23	(7,964,660)	(1,443,237	)(m)	(12)	71.4

					$38,527,989		$2,658,240

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(4,425,673) of net dividends and financing fees.
(e)	Amount includes $(3,682,458) of net dividends and financing fees.
(g)	Amount includes $(223,786) of net dividends and financing fees.
(i)	Amount includes $3,356,718 of net dividends and financing fees.
(k)	Amount includes $1,291,989 of net dividends and financing fees.
(m)	Amount includes $(9,407,885) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (continued)

	(b)	(d)	(f)
Range: Benchmarks:

0-550 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-1,400 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-300 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)

0-131 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

15-1,350 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

20-170 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates December 15, 2022, August 15, 2023 and September 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	267	$217,261	26.1%

Australia
AGL Energy Ltd.	51,550	303,614	36.5
Bank of Queensland Ltd.	28,699	151,996	18.3
Boral Ltd.	172,066	350,647	42.1
carsales.com Ltd.	5,320	77,556	9.3
CSR Ltd.	41,890	134,438	16.1
Deterra Royalties Ltd.	39,957	121,957	14.6
Domain Holdings Australia Ltd.	65,142	163,095	19.6
Domino’s Pizza Enterprises Ltd.	2,502	127,927	15.4
Flight Centre Travel Group Ltd.	4,063	49,411	5.9
Goodman Group	15,992	234,044	28.1
GPT Group	29,689	95,515	11.5
Harvey Norman Holdings Ltd.	58,573	170,924	20.5
IGO Ltd.	5,227	40,958	4.9
Iluka Resources Ltd.	28,278	191,923	23.0
Insignia Financial Ltd.	120,335	261,803	31.4
Magellan Financial Group Ltd.	6,312	64,851	7.8
Mineral Resources Ltd.	1,808	68,892	8.3
Mirvac Group	59,415	90,013	10.8
Orora Ltd.	59,868	149,858	18.0
Pilbara Minerals Ltd.	94,563	186,453	22.4
Pro Medicus Ltd.	968	33,908	4.1
REA Group Ltd.	2,680	236,441	28.4
Scentre Group	4,818	9,873	1.2
SEEK Ltd.	23,181	375,466	45.1
Shopping Centres Australasia Property Group	24,643	51,429	6.2
Sierra Rutile Holdings Ltd.	28,278	6,322	0.8
South32 Ltd.	45,164	123,100	14.8
Star Entertainment Grp Ltd.	72,820	157,776	18.9
Steadfast Group Ltd.	5,989	22,453	2.7
Stockland	3,489	9,454	1.1
Treasury Wine Estates Ltd.	4,706	40,566	4.9
Wesfarmers Ltd.	6,537	214,188	25.7
Westpac Banking Corp.	21,814	330,332	39.7
WiseTech Global Ltd.	3,892	137,834	16.6

		4,785,017

Austria
ANDRITZ AG	3,500	163,764	19.7
Erste Group Bank AG	38,010	963,655	115.7

		1,127,419

Belgium
Ackermans & van Haaren NV	2,147	315,612	37.9
Etablissements Franz Colruyt NV	24,282	670,815	80.5
Solvay SA	6,615	581,015	69.8
Umicore SA	3,213	116,382	14.0
Warehouses De Pauw CVA	11,786	400,656	48.1

		2,084,480

Bermuda
Axis Capital Holdings Ltd.	12,353	623,703	74.9

Security	Shares	Value	% of Basket Value

Bermuda (continued)
Hiscox Ltd.	24,005	$261,384	31.4%
RenaissanceRe Holdings Ltd.	1,857	240,128	28.8
Triton International Ltd.	571	36,590	4.4

		1,161,805

Canada
Air Canada	2,893	39,287	4.7
Alamos Gold, Inc., Class A	45,738	361,461	43.4
Algonquin Power & Utilities Corp.	6,388	89,344	10.7
AltaGas Ltd.	3,576	79,671	9.6
ARC Resources Ltd.	22,425	314,516	37.8
Bank of Nova Scotia	5,812	354,062	42.5
BCE, Inc.	4,476	226,151	27.2
Boralex Inc.	4,196	152,236	18.3
Brookfield Infrastructure Corp.	11,372	520,667	62.5
Canada Goose Holdings, Inc.	7,145	139,899	16.8
Canadian Imperial Bank of Commerce	2,734	138,307	16.6
Canadian Pacific Railway Ltd.	449	35,403	4.2
Canadian Tire Corp. Ltd., Class A	1,132	145,426	17.5
Capital Power Corp.	1,030	39,686	4.8
Cargojet, Inc.	952	110,333	13.2
CCL Industries, Inc., Class B	784	39,385	4.7
Cenovus Energy, Inc.	1,165	22,198	2.7
CGI, Inc.	278	23,837	2.9
Emera, Inc.	1,901	90,125	10.8
First Majestic Silver Corp.	18,253	139,832	16.8
George Weston Ltd.	1,309	156,236	18.8
GFL Environmental, Inc.	11,118	307,697	37.0
Great-West Lifeco, Inc.	15,607	379,282	45.5
Hydro One Ltd.	7,175	200,309	24.1
IGM Financial, Inc.	3,215	93,346	11.2
Imperial Oil Ltd.	2,054	98,437	11.8
Innergex Renewable Energy Inc.	23,352	350,859	42.1
Ivanhoe Mines Ltd., Class A	14,883	92,514	11.1
Keyera Corp.	4,940	128,038	15.4
Lundin Mining Corp.	4,298	24,233	2.9
Osisko Gold Royalties Ltd.	1,241	12,996	1.6
Parex Resources, Inc.	6,443	119,949	14.4
Pembina Pipeline Corp.	597	22,793	2.7
Shopify, Inc., Class A	8,206	285,869	34.3
Stantec, Inc.	6,795	335,306	40.3
Suncor Energy, Inc.	5,389	182,895	22.0
Teck Resources Ltd., Class B	24,687	725,833	87.2
TELUS Corp.	17,633	405,936	48.7
Toronto-Dominion Bank	4,231	274,831	33.0
Turquoise Hill Resources Ltd.	1,554	40,642	4.9
Whitecap Resources, Inc.	15,738	120,319	14.4
WSP Global, Inc.	1,829	220,671	26.5

		7,640,817

China
Budweiser Brewing Co. APAC Ltd.	24,900	68,946	8.3
Chow Tai Fook Jewellery Group Ltd.	55,400	109,568	13.2
Wilmar International Ltd.	10,400	30,305	3.6

		208,819

Denmark
AP Moller - Maersk A/S, Class A	18	48,222	5.8
Coloplast A/S, Class B	2,152	251,868	30.2
Danske Bank A/S	3,744	52,357	6.3
Demant A/S	1,075	40,953	4.9
DSV A/S	26	4,381	0.5

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Genmab A/S	399	$141,972	17.1%
GN Store Nord A/S	2,586	90,055	10.8
H Lundbeck A/S	25,361	125,349	15.1
Novozymes A/S, B Shares	366	23,380	2.8
SimCorp A/S	1,118	83,446	10.0
Tryg A/S	7,913	180,427	21.7
Vestas Wind Systems A/S	8,911	234,214	28.1

		1,276,624

Finland
Kone OYJ, Class B	4,060	185,548	22.3
Nokia OYJ	17,722	92,307	11.1
Nokian Renkaat OYJ	42,583	503,662	60.5
Outokumpu OYJ	29,942	131,829	15.8
Sampo OYJ, A Shares	6,779	292,871	35.2
Valmet OYJ	14,340	399,044	47.9
Wartsila OYJ Abp	48,115	422,764	50.8

		2,028,025

France
Accor SA	21,347	553,931	66.5
Air France-KLM	136,890	188,749	22.7
Air Liquide SA	1,043	143,394	17.2
Atos SE	3,040	37,479	4.5
Carrefour SA	30,912	526,804	63.3
Cie de Saint-Gobain	16,193	755,077	90.7
Cie Plastic Omnium SA	17,810	333,107	40.0
Covivio	4,913	310,716	37.3
Credit Agricole SA	25,825	237,947	28.6
Dassault Aviation SA	461	65,933	7.9
Dassault Systemes SE	3,611	154,882	18.6
Edenred	4,054	208,094	25.0
Eiffage SA	3,419	320,835	38.5
Eramet SA	616	65,208	7.8
Eurazeo SE	4,878	348,423	41.8
Exclusive Networks SA	1,038	16,889	2.0
Faurecia SE	16,764	303,009	36.4
Gecina SA	340	34,860	4.2
Hermes International	280	384,144	46.1
ICADE	5,348	267,756	32.2
Ipsen SA	638	64,538	7.8
JCDecaux SA	878	14,159	1.7
Klepierre SA	19,363	430,247	51.7
La Francaise des Jeux SAEM	7,007	250,276	30.1
Remy Cointreau SA	140	27,658	3.3
Rubis SCA	11,261	275,233	33.1
Societe Generale SA	7,472	167,421	20.1
SPIE SA	2,119	50,888	6.1
Ubisoft Entertainment SA	5,028	214,064	25.7
Unibail-Rodamco-Westfield	2,710	153,887	18.5
Wendel SE	900	82,836	9.9

		6,988,444

Germany
1&1 AG	3,138	54,373	6.5
AIXTRON SE	1,834	47,414	5.7
Capital Stage AG	1,955	42,781	5.1
Daimler Truck Holding AG	4,893	133,701	16.1
E.ON SE	27,357	245,915	29.5
Fraport AG Frankfurt Airport Services Worldwide	270	12,348	1.5
Freenet AG	40,505	953,757	114.5
HelloFresh SE	1,788	49,420	5.9

Security	Shares	Value	% of Basket Value

Germany (continued)
K&S AG	4,702	$99,147	11.9%
KION Group AG	1,646	75,078	9.0
Knorr-Bremse AG	1,629	97,049	11.7
LEG Immobilien SE	904	82,124	9.9
Mercedes-Benz Group AG	2,655	156,576	18.8
METRO AG	43	349	0.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	396	89,776	10.8
Nemetschek SE	5,273	353,009	42.4
Nordex SE	28,622	278,112	33.4
Rational AG	755	526,269	63.2
Rheinmetall AG	2,079	381,241	45.8
RWE AG	1,607	66,109	7.9
Salzgitter AG	4,702	119,716	14.4
Siemens AG	1,927	214,945	25.8
Siemens Energy AG	2,832	47,061	5.7
Talanx AG	7,459	272,296	32.7
TeamViewer AG	15,455	160,912	19.3
Traton SE	2,476	38,545	4.6
TUI AG	18,019	29,116	3.5
Vantage Towers AG	1,037	30,774	3.7
VERBIO Vereinigte BioEnergie AG	2,463	152,850	18.4
Wacker Chemie AG	116	17,463	2.1

		4,828,226

Hong Kong
ASM Pacific Technology Ltd.	24,000	191,223	23.0
Bank of East Asia Ltd.	53,000	67,361	8.1
Cathay Pacific Airways Ltd.	235,000	243,455	29.2
Dah Sing Banking Group Ltd.	264,800	201,970	24.3
Dairy Farm International Holdings Ltd.	93,000	260,801	31.3
Haitong International Securities Group Ltd.	174,900	20,937	2.5
HK Electric Investments & HK Electric Investments Ltd., Class SS	62,500	56,529	6.8
Hutchison Port Holdings Trust	686,400	161,640	19.4
Hysan Development Co. Ltd.	47,000	144,083	17.3
Kerry Properties Ltd.	27,500	66,141	7.9
Link REIT	9,800	82,069	9.9
New World Development Co. Ltd.	20,000	66,878	8.0
Pacific Basin Shipping Ltd.	119,000	56,910	6.8
Shangri-La Asia Ltd.	16,000	13,050	1.6
SITC International Holdings Co. Ltd.	63,000	214,510	25.8
SJM Holdings Ltd.	145,000	59,158	7.1
Sun Hung Kai Properties Ltd.	18,000	214,868	25.8
Swire Pacific Ltd., Class A	73,500	418,591	50.3
Swire Properties Ltd.	14,800	35,265	4.2
WH Group Ltd.	179,000	135,563	16.3
Yue Yuen Industrial Holdings Ltd.	38,500	51,203	6.1

		2,762,205

Ireland
Accenture PLC, Class A	629	192,638	23.1
Adient PLC	9,100	307,398	36.9
Allegion PLC	587	62,046	7.5
Experian PLC	1,727	60,466	7.3
Flutter Entertainment PLC	850	85,339	10.3
Glanbia PLC	46,782	549,856	66.0
Icon PLC	449	108,321	13.0
James Hardie Industries PLC	750	18,522	2.2

5

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Ireland (continued)
Kingspan Group PLC	228	$14,758	1.8%
Trane Technologies PLC	4,330	636,467	76.4

		2,035,811

Isle of Man
Entain PLC	2,380	35,022	4.2

Israel
Airport City Ltd.	5,107	98,732	11.9
Alony Hetz Properties & Investments Ltd.	8,375	122,218	14.7
Big Shopping Centers Ltd.	527	70,196	8.4
Check Point Software Technologies Ltd.	299	37,255	4.5
Elbit Systems Ltd.	254	58,606	7.0
Harel Insurance Investments & Financial Services Ltd.	9,222	94,296	11.3
Israel Corp. Ltd.	238	105,999	12.7
Melisron Ltd.	167	12,636	1.5
Nova Ltd.	3,382	356,294	42.8
OPC Energy Ltd.	18,716	216,458	26.0
Paz Oil Co. Ltd.	1,196	147,506	17.7
Phoenix Holdings Ltd.	12,858	137,396	16.5
Teva Pharmaceutical Industries Ltd., ADR	13,384	125,542	15.1

		1,583,134

Italy
Amplifon SpA	5,001	165,374	19.9
Azimut Holding SpA	418	7,312	0.9
Banca Generali SpA	5,162	150,181	18.0
Banca Mediolanum SpA	33,430	221,387	26.6
Buzzi Unicem SpA	5,902	107,907	13.0
De’ Longhi SpA	5,271	100,252	12.0
Enel SpA	60,217	303,570	36.5
Italgas SpA	64,436	368,625	44.3
Leonardo SpA	12,885	120,688	14.5
Mediobanca Banca di Credito Finanziario SpA	30,492	261,521	31.4
Moncler SpA	2,670	133,844	16.1
PRADA SpA	30,200	174,304	20.9
Reply SpA	3,409	448,783	53.9
Snam SpA	23,632	118,574	14.2
UniCredit SpA	19,366	191,524	23.0
UnipolSai Assicurazioni SpA	64,518	146,084	17.5

		3,019,930

Japan
ABC-Mart, Inc.	14,100	597,120	71.7
Acom Co. Ltd.	81,900	204,888	24.6
AEON Financial Service Co. Ltd.	27,000	295,596	35.5
Aica Kogyo Co. Ltd.	9,200	213,172	25.6
Air Water, Inc.	1,300	17,502	2.1
Ajinomoto Co., Inc.	600	15,790	1.9
Alfresa Holdings Corp.	9,100	121,448	14.6
Amada Co. Ltd.	51,100	412,464	49.5
Amano Corp.	4,700	90,429	10.9
ANA Holdings, Inc.	1,500	28,003	3.4
Anritsu Corp.	9,100	111,225	13.4
Aozora Bank Ltd.	18,200	380,461	45.7
Astellas Pharma, Inc.	10,800	169,143	20.3
Azbil Corp.	7,900	237,815	28.6
Bandai Namco Holdings, Inc.	4,100	320,302	38.5
BayCurrent Consulting, Inc.	300	93,859	11.3
Benesse Holdings, Inc.	13,800	248,704	29.9
Capcom Co. Ltd.	15,700	436,421	52.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Casio Computer Co. Ltd.	3,500	$34,237	4.1%
Chubu Electric Power Co., Inc.	28,500	304,021	36.5
Chugoku Bank Ltd.	7,600	55,267	6.6
Chugoku Electric Power Co., Inc.	15,800	103,241	12.4
Coca-Cola Bottlers Japan Holdings, Inc.	16,500	188,116	22.6
COMSYS Holdings Corp.	19,200	385,733	46.3
Cosmos Pharmaceutical Corp.	2,100	225,776	27.1
Daifuku Co. Ltd.	3,400	216,806	26.0
Daito Trust Construction Co. Ltd.	1,500	142,204	17.1
Daiwa House Industry Co. Ltd.	1,800	44,475	5.3
DeNA Co. Ltd.	3,500	51,699	6.2
Dentsu Group, Inc.	7,500	261,987	31.5
Disco Corp.	400	97,732	11.7
East Japan Railway Co.	1,200	62,648	7.5
Ebara Corp.	2,800	109,687	13.2
Electric Power Development Co. Ltd.	16,500	278,400	33.4
FP Corp.	8,500	191,377	23.0
Fuji Media Holdings, Inc.	6,500	56,578	6.8
FUJIFILM Holdings Corp.	2,100	119,956	14.4
Fujitsu Ltd.	300	40,219	4.8
Furukawa Electric Co. Ltd.	5,500	96,138	11.5
GMO Payment Gateway, Inc.	1,700	141,275	17.0
H.U. Group Holdings, Inc.	6,000	143,789	17.3
Hamamatsu Photonics KK	3,000	136,323	16.4
Hirose Electric Co. Ltd.	2,200	316,064	38.0
Hisamitsu Pharmaceutical Co., Inc.	5,700	148,659	17.9
Hitachi Construction Machinery Co. Ltd.	1,200	26,474	3.2
Hoshizaki Corp.	100	2,983	0.4
Hoya Corp.	1,600	160,307	19.3
Hulic Co. Ltd.	8,200	65,765	7.9
Information Services International-Dentsu Ltd.	5,600	188,306	22.6
Internet Initiative Japan, Inc.	2,700	109,630	13.2
Itochu Techno-Solutions Corp.	10,200	273,357	32.8
Izumi Co. Ltd.	3,300	77,352	9.3
J Front Retailing Co. Ltd.	15,900	133,854	16.1
Japan Post Bank Co. Ltd.	11,500	91,996	11.0
Japan Post Holdings Co. Ltd.	8,600	61,919	7.4
Kajima Corp.	4,300	49,088	5.9
Kakaku.com, Inc.	21,900	428,947	51.5
Kamigumi Co. Ltd.	10,800	219,612	26.4
Kandenko Co. Ltd.	41,200	255,777	30.7
Kansai Electric Power Co., Inc.	7,600	77,054	9.3
KDDI Corp.	7,000	224,436	27.0
Keio Corp.	7,000	268,031	32.2
Keisei Electric Railway Co. Ltd.	9,100	249,493	30.0
Kewpie Corp.	2,700	46,902	5.6
Kinden Corp.	12,700	149,940	18.0
Kintetsu Group Holdings Co. Ltd.	11,000	363,516	43.7
Kokuyo Co. Ltd.	7,100	94,673	11.4
Konami Holdings Corp.	3,000	177,316	21.3
Kuraray Co. Ltd.	10,800	86,930	10.4
Kusuri no Aoki Holdings Co. Ltd.	6,300	262,128	31.5
Kyocera Corp.	11,600	644,831	77.4
Kyowa Exeo Corp.	38,200	640,075	76.9
Kyowa Kirin Co. Ltd.	1,800	42,435	5.1
Kyudenko Corp.	6,900	150,189	18.0
Kyushu Electric Power Co., Inc.	18,900	123,541	14.8
Kyushu Railway Co.	800	16,773	2.0
Lawson, Inc.	2,200	78,015	9.4
Lion Corp.	90,000	1,036,208	124.4
M3, Inc.	1,500	51,912	6.2

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mani, Inc.	13,600	$161,046	19.3%
Marubeni Corp.	19,100	177,673	21.3
Maruichi Steel Tube Ltd.	3,000	66,403	8.0
Maruwa Unyu Kikan Co. Ltd.	19,400	222,668	26.7
Mazda Motor Corp.	1,500	12,644	1.5
Mitsubishi Chemical Holdings Corp.	22,000	123,718	14.9
Mitsubishi Estate Co. Ltd.	20,200	300,002	36.0
Mitsubishi HC Capital, Inc.	32,700	158,461	19.0
Mitsubishi Logistics Corp.	5,100	136,844	16.4
Mitsubishi Materials Corp.	10,000	151,293	18.2
Mitsui Fudosan Co. Ltd.	9,000	201,145	24.2
Mitsui Mining & Smelting Co. Ltd.	5,600	134,111	16.1
Mizuho Financial Group, Inc.	8,900	106,145	12.7
MonotaRO Co. Ltd.	13,700	244,618	29.4
MS&AD Insurance Group Holdings, Inc.	8,200	265,937	31.9
Murata Manufacturing Co. Ltd.	3,900	227,802	27.4
Nagoya Railroad Co. Ltd.	4,800	77,376	9.3
Nankai Electric Railway Co. Ltd.	16,000	316,086	38.0
NEC Corp.	3,200	118,126	14.2
Nichirei Corp.	17,900	319,397	38.4
Nihon Kohden Corp.	7,200	161,094	19.3
Nippon Steel Corp.	1,400	20,832	2.5
Nippon Telegraph & Telephone Corp.	12,900	368,493	44.3
Nippon Television Holdings, Inc.	14,200	132,264	15.9
Nipro Corp.	2,400	21,047	2.5
Nitori Holdings Co. Ltd.	2,900	306,816	36.8
Nitto Denko Corp.	4,400	283,339	34.0
NOK Corp.	3,900	35,020	4.2
NSK Ltd.	9,500	53,201	6.4
NTT Data Corp.	1,600	24,216	2.9
Obayashi Corp.	41,800	307,415	36.9
OBIC Business Consultants Co. Ltd.	2,200	75,053	9.0
Obic Co. Ltd.	2,900	463,622	55.7
Omron Corp.	3,300	184,562	22.2
Otsuka Corp.	10,100	314,975	37.8
Otsuka Holdings Co. Ltd.	800	28,578	3.4
PALTAC Corp.	3,900	122,259	14.7
Park24 Co. Ltd.	29,300	411,715	49.4
Penta-Ocean Construction Co. Ltd.	38,300	210,515	25.3
PeptiDream, Inc.	3,000	37,566	4.5
Pigeon Corp.	31,500	458,889	55.1
Pola Orbis Holdings, Inc.	10,000	122,575	14.7
Rakuten Group, Inc.	31,400	155,667	18.7
Resorttrust, Inc.	9,500	156,185	18.8
Ricoh Co. Ltd.	14,900	119,842	14.4
Rinnai Corp.	1,200	91,234	11.0
Rohm Co. Ltd.	1,900	141,000	16.9
Sankyu, Inc.	5,000	165,804	19.9
Santen Pharmaceutical Co. Ltd.	2,000	16,200	1.9
Sawai Group Holdings Co. Ltd.	5,300	171,932	20.7
SCSK Corp.	12,600	221,889	26.6
Secom Co. Ltd.	900	60,111	7.2
Sega Sammy Holdings, Inc.	15,800	271,338	32.6
Seino Holdings Co. Ltd.	9,400	77,968	9.4
Sekisui Chemical Co. Ltd.	900	12,663	1.5
Sekisui House Ltd.	1,900	33,652	4.0
Sekisui House REIT, Inc.	353	221,114	26.6
SG Holdings Co. Ltd.	7,400	141,226	17.0
Shimizu Corp.	38,700	219,376	26.3
SMS Co. Ltd.	4,000	96,159	11.5
Sohgo Security Services Co. Ltd.	11,400	319,473	38.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Sojitz Corp.	3,800	$57,747	6.9%
Sompo Holdings, Inc.	400	17,852	2.1
Sotetsu Holdings Inc.	5,700	100,780	12.1
Square Enix Holdings Co. Ltd.	1,500	69,600	8.4
Sumitomo Corp.	6,100	85,766	10.3
Sumitomo Dainippon Pharma Co. Ltd.	12,300	96,327	11.6
Sumitomo Forestry Co. Ltd.	22,400	347,794	41.8
Sumitomo Mitsui Trust Holdings, Inc.	11,200	367,912	44.2
Sundrug Co. Ltd.	12,600	295,561	35.5
Sysmex Corp.	2,000	140,024	16.8
Takara Bio, Inc.	3,000	48,483	5.8
Takashimaya Co. Ltd.	13,600	146,102	17.5
Takeda Pharmaceutical Co. Ltd.	6,600	193,645	23.3
TBS Holdings, Inc.	4,300	55,065	6.6
Teijin Ltd.	1,500	15,894	1.9
Terumo Corp.	9,400	320,950	38.5
Tobu Railway Co. Ltd.	1,600	37,992	4.6
Tohoku Electric Power Co., Inc.	20,700	114,607	13.8
Tokio Marine Holdings, Inc.	10,500	614,669	73.8
Tosoh Corp.	9,700	126,441	15.2
TOTO Ltd.	2,700	91,967	11.0
Toyota Tsusho Corp.	1,900	64,846	7.8
TS Tech Co. Ltd.	4,000	45,612	5.5
Tsumura & Co.	5,700	133,738	16.1
Tsuruha Holdings, Inc.	3,300	188,012	22.6
Ulvac, Inc.	2,400	90,629	10.9
Yakult Honsha Co. Ltd.	4,100	249,688	30.0
Yamada Holdings Co. Ltd.	24,100	87,010	10.5
Yamaguchi Financial Group, Inc.	42,100	238,323	28.6
Yamaha Motor Co. Ltd.	9,600	185,444	22.3
Yaoko Co. Ltd.	8,000	389,054	46.7
Z Holdings Corp.	38,700	136,775	16.4
Zenkoku Hosho Co. Ltd.	4,600	156,497	18.8
ZOZO, Inc.	200	4,320	0.5

		30,550,014

Jordan
Hikma Pharmaceuticals PLC	8,420	177,973	21.4

Luxembourg
Aroundtown SA	31,062	99,617	12.0
L’Occitane International SA	45,250	154,364	18.5
RTL Group SA	4,932	193,736	23.3

		447,717

Macau
MGM China Holdings Ltd.	108,400	58,196	7.0
Wynn Macau Ltd.	90,000	59,186	7.1

		117,382

Netherlands
ASR Nederland NV	2,146	89,697	10.8
CTP NV	2,959	38,052	4.6
ING Groep NV	13,626	132,361	15.9
JDE Peet’s NV	2,861	82,976	9.9
Koninklijke Vopak NV	940	21,816	2.6
OCI NV	9,793	339,980	40.8
Shop Apotheke Europe NV	290	28,161	3.4
Signify NV	311	10,101	1.2

		743,144

New Zealand
a2 Milk Co. Ltd.	10,701	34,099	4.1

7

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

New Zealand (continued)
Air New Zealand Ltd.	62,777	$24,173	2.9%
Fisher & Paykel Healthcare Corp. Ltd.	5,400	72,212	8.7
Ryman Healthcare Ltd.	2,207	12,909	1.5

		143,393

Norway
Adevinta ASA	9,167	69,709	8.4
Aker BP ASA	1,770	61,493	7.4
AutoStore Holdings Ltd.	198,723	370,024	44.4
Golden Ocean Group Ltd.	3,006	33,190	4.0
Leroy Seafood Group ASA	2,639	20,731	2.5
Orkla ASA	4,699	40,563	4.9
Telenor ASA	1,260	15,302	1.8
Var Energi ASA	21,100	84,521	10.1
Yara International ASA	1,615	68,827	8.3

		764,360

Portugal
EDP - Energias de Portugal SA	174,758	884,084	106.2

Singapore
ComfortDelGro Corp. Ltd.	94,400	97,123	11.7
Jardine Cycle & Carriage Ltd.	2,700	54,802	6.6
Keppel Corp. Ltd.	47,000	234,821	28.2
Mapletree Commercial Trust	244,200	336,379	40.4
NetLink NBN Trust	26,200	18,208	2.2
Oversea-Chinese Banking Corp. Ltd.	2,500	21,187	2.5
SATS Ltd.	400	1,153	0.1
SIA Engineering Co. Ltd.	4,600	8,073	1.0
StarHub Ltd.	95,300	86,290	10.4
Wing Tai Holdings Ltd.	9,100	11,136	1.3

		869,172

Spain
CaixaBank SA	40,100	120,410	14.5
Cellnex Telecom SA	2,455	109,810	13.2
Corp. ACCIONA Energias Renovables SA	1,333	58,421	7.0
Iberdrola SA	11,835	126,380	15.2
Iberdrola SA	328	3,504	0.4
Indra Sistemas SA	4,207	38,484	4.6
Merlin Properties Socimi SA	9,810	105,220	12.6
Naturgy Energy Group SA	737	21,618	2.6
Solaria Energia y Medio Ambiente SA	3,848	88,725	10.7

		672,572

Sweden
Atlas Copco AB, B Shares	32,336	335,896	40.3
Avanza Bank Holding AB	1,873	36,141	4.4
Axfood AB	2,317	73,508	8.8
Castellum AB	5,715	91,623	11.0
Epiroc AB, Class A	7,313	129,306	15.5
Epiroc AB, Class B	8,234	130,785	15.7
Essity AB, Class B	1,588	40,423	4.9
Hexagon AB, B Shares	729	8,584	1.0
Holmen AB, B Shares	8,115	333,461	40.1
Industrivarden AB, A Shares	3,702	96,593	11.6
Industrivarden AB, C Shares	11,941	308,081	37.0
Indutrade AB	7,523	176,817	21.2
Investment AB Latour, B Shares	3,692	91,862	11.0
Kinnevik AB, Class B	3,279	59,061	7.1
Lifco AB, B Shares	7,341	142,900	17.2
Lundin Energy AB	323,276	399,100	47.9
SSAB AB	8,938	43,254	5.2

Security	Shares	Value	% of Basket Value

Sweden (continued)
Storskogen Group AB	86,222	$114,697	13.8%
Svenska Cellulosa AB SCA, Class B	3,437	50,247	6.0
Vitrolife AB	1,136	37,062	4.5

		2,699,401

Switzerland
ABB Ltd.	3,610	109,743	13.2
Banque Cantonale Vaudoise	836	77,840	9.3
Barry Callebaut AG	177	392,172	47.1
BKW AG	2,794	317,868	38.2
Chocoladefabriken Lindt & Spruengli AG	20	221,173	26.6
DKSH Holding AG	1,672	137,436	16.5
Dufry AG	129	4,857	0.6
Emmi AG	41	40,793	4.9
EMS-Chemie Holding AG	51	40,498	4.9
Flughafen Zurich AG	3,482	579,043	69.5
Givaudan SA	281	982,251	118.0
Idorsia Ltd.	70	856	0.1
Logitech International SA	5,968	335,773	40.3
Roche Holding AG	1,629	664,086	79.8
SIG Combibloc Group AG	13,893	362,445	43.5
Swiss Prime Site AG	362	32,965	4.0
Swisscom AG	258	139,484	16.7
Temenos AG	1,511	119,932	14.4
UBS Group AG	3,756	61,374	7.4
VAT Group AG	2,123	618,157	74.2

		5,238,746

United Kingdom
Admiral Group PLC	15,152	354,126	42.5
Atlantica Sustainable Infrastructure PLC	9,303	331,745	39.8
Atotech Ltd.	4,497	101,992	12.3
Auto Trader Group PLC	36,610	282,245	33.9
AVEVA Group PLC	4,888	141,412	17.0
BAE Systems PLC	213	2,002	0.2
Baltic Classifieds Group PLC	29,242	58,753	7.1
Barratt Developments PLC	31,646	194,044	23.3
Beazley PLC	18,231	120,746	14.5
Clarivate PLC	2,692	39,007	4.7
Coca-Cola Europacific Partners PLC	2,732	147,856	17.8
ConvaTec Group PLC	85,545	238,541	28.6
Dechra Pharmaceuticals PLC	765	34,427	4.1
Direct Line Insurance Group PLC	96,845	243,037	29.2
Drax Group PLC	5,166	49,556	6.0
GSK PLC	581	12,203	1.5
Haleon PLC	726	2,580	0.3
Hargreaves Lansdown PLC	25,959	268,747	32.3
IG Group Holdings PLC	6,635	64,374	7.7
IMI PLC	2,987	48,775	5.9
Intertek Group PLC	12,735	680,625	81.7
Kingfisher PLC	7,504	23,742	2.9
Liberty Global PLC, Class A	29,883	650,254	78.1
Liberty Global PLC, Class C	1,666	38,135	4.6
LivaNova PLC	2,297	146,250	17.6
LXI REIT PLC	6,964	12,614	1.5
Moneysupermarket.com Group PLC	2	5	0.0
Nomad Foods Ltd.	55,264	1,019,068	122.4
Phoenix Group Holdings PLC	7,365	58,026	7.0
Renishaw PLC	245	13,007	1.6
Rentokil Initial PLC	12,622	83,343	10.0
Rightmove PLC	7,731	60,439	7.3
RS GROUP PLC	24,919	314,594	37.8

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Sage Group PLC	11,365	$97,945	11.8%
Segro PLC	7,921	105,967	12.7
Spectris PLC	869	33,053	4.0
Spirax-Sarco Engineering PLC	104	15,175	1.8
SSE PLC	442	9,546	1.1
SSP Group PLC	31,176	96,949	11.6
St. James’s Place PLC	15,820	237,633	28.5
THG PLC	111,163	92,692	11.1
Tritax Big Box REIT PLC	106,707	256,728	30.8
United Utilities Group PLC	10,680	141,900	17.0
Weir Group PLC	1,073	21,942	2.6

		6,945,800

United States
Abbott Laboratories	766	83,371	10.0
ABIOMED, Inc.	5,507	1,613,606	193.8
Adobe, Inc.	40	16,405	2.0
Affiliated Managers Group, Inc.	808	102,115	12.3
Aflac, Inc.	1,071	61,368	7.4
AGCO Corp.	154	16,774	2.0
AGNC Investment Corp.	51,850	653,828	78.5
Agree Realty Corp.	8,326	662,666	79.6
Airbnb, Inc., Class A	608	67,476	8.1
Albertsons Cos., Inc., Class A	3,675	98,674	11.8
Align Technology, Inc.	406	114,074	13.7
Allstate Corp.	7,620	891,311	107.0
Ally Financial, Inc.	6,337	209,565	25.2
Amcor PLC	45,714	591,996	71.1
Amedisys, Inc.	4,909	588,344	70.7
Ameren Corp.	3,414	317,912	38.2
American Airlines Group, Inc.	18,067	247,699	29.7
American Financial Group, Inc.	1,579	211,081	25.3
American Homes 4 Rent, Class A	1,230	46,592	5.6
American International Group, Inc.	5,112	264,648	31.8
American Water Works Co., Inc.	1,392	216,372	26.0
AmerisourceBergen Corp.	138	20,138	2.4
Amgen, Inc.	1,281	317,009	38.1
AMN Healthcare Services, Inc.	1,186	133,354	16.0
Amphenol Corp., Class A	4,599	354,721	42.6
Analog Devices, Inc.	2,687	462,057	55.5
Annaly Capital Management, Inc.	170,495	1,173,006	140.9
ANSYS, Inc.	3,739	1,043,144	125.3
Antero Midstream Corp.	28,508	286,790	34.4
Antero Resources Corp.	7,619	302,017	36.3
APA Corp.	176	6,542	0.8
Applied Materials, Inc.	3,720	394,246	47.3
AptarGroup, Inc.	1,932	208,192	25.0
Aptiv PLC	185	19,405	2.3
Arch Capital Group Ltd.	1,702	75,569	9.1
Arista Networks, Inc.	890	103,801	12.5
Arthur J Gallagher & Co.	6,636	1,187,778	142.6
Asbury Automotive Group, Inc.	72	12,358	1.5
Atlassian Corp. PLC, Class A	809	169,340	20.3
Autodesk, Inc.	263	56,892	6.8
AvalonBay Communities, Inc.	81	17,329	2.1
Avantor, Inc.	2,874	83,403	10.0
Avnet, Inc.	1,580	75,635	9.1
Axalta Coating Systems Ltd.	3,231	81,486	9.8
Axon Enterprise, Inc.	809	89,144	10.7
AZEK Co., Inc.	716	14,807	1.8
Baker Hughes Co.	12,696	326,160	39.2

Security	Shares	Value	% of Basket Value

United States (continued)
Ball Corp.	12,808	$940,363	112.9%
Bank OZK	13,967	560,077	67.3
Baxter International, Inc.	6,746	395,720	47.5
Becton Dickinson & Co.	1,478	361,090	43.4
BioMarin Pharmaceutical, Inc.	888	76,412	9.2
Bio-Rad Laboratories, Inc., Class A	633	356,544	42.8
BJ’s Wholesale Club Holdings, Inc.	2,770	187,529	22.5
Black Hills Corp.	11,361	877,069	105.3
Blackline, Inc.	2,579	163,044	19.6
Block, Inc.	3,537	269,024	32.3
Boeing Co.	433	68,981	8.3
Booz Allen Hamilton Holding Corp.	7,232	694,127	83.4
BorgWarner, Inc.	957	36,806	4.4
Boston Beer Co., Inc., Class A	1,348	512,820	61.6
Box, Inc., Class A	7,211	205,081	24.6
Boyd Gaming Corp.	3,988	221,374	26.6
Brighthouse Financial, Inc.	11,558	501,848	60.3
Bristol-Myers Squibb Co.	914	67,435	8.1
Brixmor Property Group, Inc.	5,191	120,327	14.4
Broadridge Financial Solutions, Inc.	271	43,509	5.2
Builders FirstSource, Inc.	933	63,444	7.6
CACI International, Inc., Class A	852	257,551	30.9
Capital One Financial Corp.	4,127	453,268	54.4
Capri Holdings Ltd.	833	40,550	4.9
Carlisle Cos., Inc.	4,335	1,283,593	154.2
Carrier Global Corp.	8,634	349,936	42.0
Cboe Global Markets, Inc.	2,408	297,099	35.7
CDW Corp.	1,298	235,626	28.3
Ceridian HCM Holding, Inc.	507	27,768	3.3
Charles River Laboratories International, Inc.	773	193,667	23.3
Chemed Corp.	389	187,144	22.5
Cheniere Energy, Inc.	6,951	1,039,731	124.9
Chesapeake Energy Corp.	20,235	1,905,530	228.8
Chewy, Inc., Class A	2,073	80,453	9.7
Chipotle Mexican Grill, Inc.	24	37,541	4.5
Ciena Corp.	16,077	829,573	99.6
Cirrus Logic, Inc.	1,426	121,866	14.6
Clearway Energy, Inc., Class C	518	19,446	2.3
Clorox Co.	2,277	322,970	38.8
CMS Energy Corp.	1,636	112,442	13.5
Coca-Cola Co.	14,311	918,337	110.3
Commercial Metals Co.	11,380	450,876	54.1
Conagra Brands, Inc.	2,026	69,309	8.3
ConocoPhillips	2,787	271,537	32.6
Consolidated Edison, Inc.	3,850	382,189	45.9
Cooper Cos., Inc.	128	41,856	5.0
Copart, Inc.	1,924	246,464	29.6
CoStar Group, Inc.	6,450	468,205	56.2
Costco Wholesale Corp.	72	38,974	4.7
Coterra Energy, Inc.	6,881	210,490	25.3
Crocs, Inc.	6,155	440,944	53.0
Crowdstrike Holdings, Inc., Class A	1,949	357,836	43.0
Crown Castle International Corp.	3,267	590,216	70.9
CubeSmart	286	13,119	1.6
Cummins, Inc.	1,218	269,556	32.4
Danaher Corp.	841	245,126	29.4
Darling Ingredients, Inc.	450	30,591	3.7
Deckers Outdoor Corp.	710	222,379	26.7
DexCom, Inc.	3,801	311,986	37.5
Digital Realty Trust, Inc.	6,919	916,422	110.1
DocuSign, Inc.	3,687	235,894	28.3

9

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Dolby Laboratories, Inc., Class A	618	$47,833	5.7%
Dollar General Corp.	1,624	403,450	48.5
Domino’s Pizza, Inc.	4,500	1,764,495	211.9
Donaldson Co., Inc.	243	13,222	1.6
DoorDash, Inc., Class A	362	25,249	3.0
Dr. Horton, Inc.	3,167	247,121	29.7
DT Midstream, Inc.	10,286	566,039	68.0
Duke Energy Corp.	3,524	387,393	46.5
DuPont de Nemours, Inc.	1,084	66,373	8.0
Dutch Bros, Inc., Class A	407	15,258	1.8
DXC Technology Co.	781	24,680	3.0
EastGroup Properties, Inc.	380	64,805	7.8
eBay, Inc.	665	32,339	3.9
Edison International	1,156	78,342	9.4
Edwards Lifesciences Corp.	2,988	300,414	36.1
Elastic NV	2,057	164,334	19.7
Entergy Corp.	3,203	368,761	44.3
EPAM Systems, Inc.	659	230,156	27.6
Equinix, Inc.	2,255	1,586,934	190.6
Equity LifeStyle Properties, Inc.	4,163	306,064	36.8
Equity Residential	4,273	334,960	40.2
Erie Indemnity Co., Class A	1,019	207,224	24.9
Essent Group Ltd.	7,303	304,973	36.6
Essential Utilities, Inc.	6,582	341,869	41.1
Essex Property Trust, Inc.	2,017	577,931	69.4
Everest Re Group Ltd.	2,510	655,988	78.8
Eversource Energy	804	70,929	8.5
Exelixis, Inc.	4,456	93,220	11.2
F5, Inc.	127	21,255	2.6
Fair Isaac Corp.	49	22,639	2.7
First American Financial Corp.	15,155	878,990	105.6
First Industrial Realty Trust, Inc.	1,570	81,561	9.8
First Interstate BancSystem, Inc., Class A	3,152	128,539	15.4
Flex Ltd.	12,570	211,176	25.4
Flowers Foods, Inc.	32,170	913,950	109.8
Fortinet, Inc.	173	10,319	1.2
Fortive Corp.	4,541	292,667	35.1
Fortune Brands Home & Security, Inc.	3,943	274,748	33.0
Fox Corp., Class B	723	22,341	2.7
GameStop Corp., Class A	582	19,794	2.4
Gaming & Leisure Properties, Inc.	20,143	1,047,235	125.8
Gap, Inc.	9,422	90,640	10.9
Garmin Ltd.	12,014	1,172,807	140.9
Gartner, Inc.	914	242,649	29.1
Generac Holdings, Inc.	1,767	474,086	56.9
General Motors Co.	9,435	342,113	41.1
Gentex Corp.	6,375	179,902	21.6
Gilead Sciences, Inc.	2,529	151,108	18.1
Global Payments, Inc.	601	73,514	8.8
Globus Medical, Inc., Class A	3,359	197,140	23.7
Goodyear Tire & Rubber Co.	17,495	214,839	25.8
Guidewire Software, Inc.	170	13,212	1.6
Halozyme Therapeutics, Inc.	348	17,017	2.0
Harley-Davidson, Inc.	27,300	1,032,213	124.0
Hartford Financial Services Group, Inc.	24,167	1,558,046	187.1
Healthcare Realty Trust, Inc.	13,223	347,104	41.7
HEICO Corp.	1,349	212,751	25.5
HEICO Corp., Class A	208	26,557	3.2
Herc Holdings, Inc.	1,427	176,977	21.3
Hertz Global Holdings, Inc.	723	15,487	1.9
Hewlett Packard Enterprise Co.	33,946	483,391	58.1
HF Sinclair Corp.	5,074	242,639	29.1

Security	Shares	Value	% of Basket Value

United States (continued)
Home Depot, Inc.	721	$216,978	26.1%
Houlihan Lokey, Inc.	41	3,467	0.4
HubSpot, Inc.	84	25,872	3.1
Huntsman Corp.	5,350	154,936	18.6
Hyatt Hotels Corp., Class A	2,572	212,833	25.6
IDACORP, Inc.	256	28,600	3.4
IDEXX Laboratories, Inc.	74	29,539	3.5
Illinois Tool Works, Inc.	3,412	708,877	85.1
Illumina, Inc.	1,487	322,203	38.7
Inari Medical, Inc.	1,577	122,344	14.7
Incyte Corp.	440	34,179	4.1
Integra LifeSciences Holdings Corp.	280	15,411	1.8
Interactive Brokers Group, Inc., Class A	932	54,699	6.6
Intercontinental Exchange, Inc.	3,756	383,074	46.0
Intuit, Inc.	154	70,250	8.4
Intuitive Surgical, Inc.	3,163	728,028	87.4
Invesco Ltd.	42,430	752,708	90.4
Ionis Pharmaceuticals, Inc.	2,801	105,206	12.6
IPG Photonics Corp.	2,896	308,656	37.1
Iron Mountain, Inc.	4,236	205,404	24.7
Jacobs Engineering Group, Inc.	1,499	205,813	24.7
JB Hunt Transport Services, Inc.	261	47,833	5.7
Jefferies Financial Group, Inc.	2,934	95,560	11.5
JetBlue Airways Corp.	40,573	341,625	41.0
Johnson Controls International PLC	33,869	1,825,878	219.3
Jones Lang LaSalle, Inc.	355	67,688	8.1
Juniper Networks, Inc.	1,545	43,306	5.2
Keysight Technologies, Inc.	1,929	313,655	37.7
Kimco Realty Corp.	1,600	35,376	4.2
Kinder Morgan, Inc.	1,528	27,489	3.3
Knight-Swift Transportation Holdings, Inc.	7,683	422,181	50.7
Kraft Heinz Co.	146	5,377	0.6
Laboratory Corp. of America Holdings	1,235	323,805	38.9
Lam Research Corp.	437	218,723	26.3
Lamar Advertising Co., Class A	3,677	371,598	44.6
Leidos Holdings, Inc.	1,241	132,787	15.9
Leslie’s, Inc.	40,184	609,189	73.2
Levi Strauss & Co., Class A	3,628	68,642	8.2
Liberty Media Corp.-Liberty Formula One, Class C	7,362	498,923	59.9
Liberty Media Corp.-Liberty SiriusXM, Class C	1,608	64,031	7.7
Life Storage, Inc.	2,101	264,495	31.8
Livent Corp.	9,192	228,789	27.5
LKQ Corp.	1,715	94,051	11.3
Lockheed Martin Corp.	662	273,942	32.9
Lowe’s Cos., Inc.	1,102	211,066	25.3
Lumen Technologies, Inc.	1,427	15,540	1.9
MACOM Technology Solutions Holdings, Inc., Class H	7,736	448,224	53.8
Macy’s, Inc.	17,325	305,786	36.7
MarketAxess Holdings, Inc.	26	7,040	0.8
Marriott International, Inc., Class A	2,344	372,274	44.7
Marsh & McLennan Cos., Inc.	4,110	673,876	80.9
Marvell Technology, Inc.	8,989	500,508	60.1
Masco Corp.	8,912	493,547	59.3
MasTec, Inc.	136	10,734	1.3
Match Group, Inc.	3,449	252,846	30.4
Mattel, Inc.	15,164	351,805	42.3
MaxLinear, Inc.	2,821	113,997	13.7
McCormick & Co., Inc.	11,500	1,004,525	120.6
McDonald’s Corp.	1,103	290,497	34.9
Medical Properties Trust, Inc.	23,121	398,606	47.9
Mettler-Toledo International, Inc.	9	12,148	1.5

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MGIC Investment Corp.	26,570	$375,700	45.1%
Microsoft Corp.	2,067	580,290	69.7
Mid-America Apartment Communities, Inc.	279	51,819	6.2
MongoDB, Inc.	282	88,117	10.6
Monolithic Power Systems, Inc.	107	49,725	6.0
MSCI, Inc.	2,031	977,602	117.4
Murphy Oil Corp.	2,110	74,145	8.9
National Storage Affiliates Trust	7,358	403,513	48.5
Neurocrine Biosciences, Inc.	607	57,137	6.9
New Relic, Inc.	633	38,404	4.6
New York Community Bancorp, Inc.	35,580	377,860	45.4
New York Times Co., Class A	6,705	214,225	25.7
Newell Brands, Inc.	4,971	100,464	12.1
Newmont Corp.	3,555	160,970	19.3
Northrop Grumman Corp.	836	400,360	48.1
NOV, Inc.	2,376	44,217	5.3
Novocure Ltd.	1,034	70,302	8.4
Nutanix, Inc., Class A	3,333	50,428	6.1
NVIDIA Corp.	3,842	697,822	83.8
NVR, Inc.	97	426,131	51.2
Old Dominion Freight Line, Inc.	718	217,920	26.2
Old National Bancorp	15,178	264,249	31.7
Omega Healthcare Investors, Inc.	14,046	435,426	52.3
ONEOK, Inc.	3,462	206,820	24.8
Organon & Co.	2,982	94,589	11.4
Ormat Technologies, Inc.	2,446	211,677	25.4
Otis Worldwide Corp.	36,827	2,878,767	345.7
Outfront Media, Inc.	24,768	457,217	54.9
Packaging Corp. of America	913	128,377	15.4
PacWest Bancorp	10,048	281,645	33.8
Palo Alto Networks, Inc.	318	158,714	19.1
Papa John’s International, Inc.	5,899	565,655	67.9
Park Hotels & Resorts, Inc.	891	13,891	1.7
Patterson-UTI Energy, Inc.	20,199	334,293	40.1
Paylocity Holding Corp.	156	32,125	3.9
PBF Energy, Inc., Class A	880	29,348	3.5
Penn National Gaming, Inc.	5,628	194,447	23.4
Pentair PLC	1,748	85,460	10.3
Penumbra, Inc.	2,682	373,817	44.9
Petco Health & Wellness Co., Inc.	12,019	167,304	20.1
Physicians Realty Trust	4,980	88,495	10.6
Planet Fitness, Inc., Class A	627	49,414	5.9
PNC Financial Services Group, Inc.	199	33,022	4.0
Polaris, Inc.	114	13,370	1.6
Pool Corp.	41	14,666	1.8
Portland General Electric Co.	520	26,697	3.2
Power Integrations, Inc.	42	3,570	0.4
Progressive Corp.	1,218	140,143	16.8
Prologis, Inc.	2,627	348,235	41.8
Public Storage	1,242	405,401	48.7
PulteGroup, Inc.	24,779	1,080,860	129.8
QuidelOrtho Corp.	3,290	335,712	40.3
Radian Group, Inc.	20,833	466,034	56.0
Range Resources Corp.	9,801	324,119	38.9
Realty Income Corp.	6,916	511,715	61.5
Regency Centers Corp.	2,804	180,662	21.7
Regeneron Pharmaceuticals, Inc.	259	150,658	18.1
Reliance Steel & Aluminum Co.	3,212	611,083	73.4
Repligen Corp.	1,834	391,302	47.0
ResMed, Inc.	1,719	413,454	49.7
Rexford Industrial Realty, Inc.	3,232	211,405	25.4
RingCentral, Inc., Class A	2,351	116,351	14.0

Security	Shares	Value	% of Basket Value

United States (continued)
ROBLOX Corp., Class A	1,787	$76,716	9.2%
Royal Caribbean Cruises Ltd.	1,075	41,613	5.0
Royal Gold, Inc.	538	56,366	6.8
Ryman Hospitality Properties, Inc.	1,842	163,091	19.6
S&P Global, Inc.	1,619	610,250	73.3
Saia, Inc.	514	122,255	14.7
Salesforce, Inc.	1,692	311,362	37.4
Sarepta Therapeutics, Inc.	75	6,971	0.8
SBA Communications Corp.	387	129,951	15.6
Science Applications International Corp.	472	45,723	5.5
Seagen, Inc.	74	13,319	1.6
Sealed Air Corp.	8,636	527,832	63.4
Service Corp. International	10,780	802,679	96.4
ServiceNow, Inc.	44	19,653	2.4
Sherwin-Williams Co.	541	130,890	15.7
Sirius XM Holdings, Inc.	45,883	306,498	36.8
Skyworks Solutions, Inc.	351	38,217	4.6
SM Energy Co.	107	4,417	0.5
Snap, Inc., Class A	6,615	65,356	7.8
Southwest Gas Holdings, Inc.	601	52,263	6.3
Splunk, Inc.	2,612	271,413	32.6
STAG Industrial, Inc.	626	20,520	2.5
Sun Communities, Inc.	732	120,019	14.4
Syneos Health, Inc.	8,250	652,905	78.4
Synopsys, Inc.	502	184,485	22.2
Take-Two Interactive Software, Inc.	4,818	639,493	76.8
Tandem Diabetes Care, Inc.	330	21,849	2.6
Teleflex, Inc.	1,256	302,018	36.3
Tempur Sealy International, Inc.	8,275	227,397	27.3
Teradyne, Inc.	153	15,436	1.9
Texas Instruments, Inc.	201	35,957	4.3
Textron, Inc.	5,673	372,376	44.7
Timken Co.	14,329	936,830	112.5
Toll Brothers, Inc.	7,088	348,588	41.9
TopBuild Corp.	260	55,047	6.6
Tractor Supply Co.	272	52,083	6.3
TransDigm Group, Inc.	217	135,048	16.2
Trex Co., Inc.	3,690	238,079	28.6
TripAdvisor, Inc.	3,729	70,888	8.5
Tyler Technologies, Inc.	658	262,542	31.5
Ubiquiti, Inc.	73	22,019	2.6
UDR, Inc.	15,169	734,180	88.2
United Therapeutics Corp.	426	98,436	11.8
Universal Display Corp.	1,230	142,016	17.1
Valaris Ltd.	15,853	795,504	95.5
Veeva Systems, Inc., Class A	504	112,684	13.5
Vertex Pharmaceuticals, Inc.	248	69,542	8.4
Viatris, Inc.	76,984	745,975	89.6
Virtu Financial, Inc., Class A	4,016	93,693	11.3
Vistra Corp.	6,542	169,111	20.3
Vulcan Materials Co.	3,347	553,359	66.5
Walmart, Inc.	3,482	459,798	55.2
Waste Connections, Inc.	1,218	162,445	19.5
Waters Corp.	349	127,046	15.3
Watsco, Inc.	710	194,504	23.4
Welltower, Inc.	7,141	616,554	74.0
West Pharmaceutical Services, Inc.	2,350	807,366	97.0
Westinghouse Air Brake Technologies Corp.	510	47,670	5.7
Westrock Co.	3,165	134,069	16.1
WeWork, Inc., Class A	6,842	32,636	3.9
Williams Cos., Inc.	1,365	46,533	5.6
Wintrust Financial Corp.	340	29,254	3.5

11

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
WP Carey, Inc.	2,121	$189,405	22.7%
Xcel Energy, Inc.	2,727	199,562	24.0
Xylem, Inc.	4,099	377,231	45.3
Yum! Brands, Inc.	2,784	341,151	41.0
Zebra Technologies Corp., Class A	525	187,787	22.6
Zoom Video Communications, Inc., Class A	1,086	112,792	13.5
Zscaler, Inc.	560	86,834	10.4

		106,802,576

Preferred Stocks

Germany
Fuchs Petrolub SE, Preference Shares	7,462	223,584	26.8
Volkswagen AG, Preference Shares	3,433	485,391	58.3

		708,975

Warrants

Australia
Magellan Financial Group Ltd.	679	399	0.1

Total Reference Entity — Long		199,548,747

Reference Entity — Short

Common Stocks

Australia
Adelaide Brighton Ltd.	(6,944)	(12,383)	(1.5)
Endeavour Group Ltd.	(16,371)	(91,210)	(10.9)
IDP Education Ltd.	(4,912)	(98,829)	(11.9)
Newcrest Mining Ltd.	(5,530)	(74,234)	(8.9)
Seven Group Holdings Ltd.	(20,200)	(250,275)	(30.1)
Tabcorp Holdings Ltd.	(24,274)	(16,933)	(2.0)

		(543,864)

Austria
ams-OSRAM AG	(2,062)	(17,021)	(2.1)
BAWAG Group AG	(5,811)	(268,292)	(32.2)
Telekom Austria AG	(6,448)	(39,871)	(4.8)
Verbund AG	(1,320)	(145,154)	(17.4)
Voestalpine AG	(6,228)	(140,234)	(16.8)

		(610,572)

Belgium
Ageas SA	(481)	(20,993)	(2.5)
Anheuser-Busch InBev SA	(4,478)	(239,877)	(28.8)
D’ieteren Group	(298)	(48,910)	(5.9)
Galapagos NV	(2,253)	(114,304)	(13.7)
Sofina SA	(2,607)	(610,531)	(73.3)
Telenet Group Holding NV	(9,843)	(157,422)	(18.9)
UCB SA	(2,682)	(209,568)	(25.2)

		(1,401,605)

Canada
Allied Properties Real Estate Investment Trust	(11,136)	(297,151)	(35.7)
Aritzia, Inc.	(4,068)	(128,341)	(15.4)
Atco Ltd., Class I	(6,490)	(239,875)	(28.8)
Ballard Power Systems, Inc.	(33,015)	(265,038)	(31.8)
Boyd Group Services, Inc.	(155)	(19,488)	(2.3)
Brookfield Asset Management, Inc., Class A	(17,053)	(846,158)	(101.6)
Canadian Apartment Properties REIT	(965)	(36,556)	(4.4)
Canadian National Railway Co.	(784)	(99,323)	(11.9)
Canadian Solar, Inc.	(964)	(35,562)	(4.3)
Constellation Software, Inc.	(214)	(364,038)	(43.7)
Dollarama, Inc.	(1,798)	(108,971)	(13.1)
Dream Industrial Real Estate Investment Trust	(21,103)	(207,973)	(25.0)

Security	Shares	Value	% of Basket Value

Canada (continued)
Element Fleet Management Corp.	(43,326)	$(497,358)	(59.7)%
Empire Co. Ltd.	(10,897)	(330,684)	(39.7)
Fairfax Financial Holdings Ltd.	(108)	(58,177)	(7.0)
Finning International, Inc.	(16,904)	(369,616)	(44.4)
H&R Real Estate Investment Trust	(17,138)	(180,541)	(21.7)
iA Financial Corp., Inc.	(16,045)	(882,848)	(106.0)
Lightspeed Commerce, Inc.	(382)	(8,198)	(1.0)
Loblaw Cos. Ltd.	(6,098)	(555,108)	(66.7)
Manulife Financial Corp.	(959)	(17,554)	(2.1)
Nuvei Corp.	(3,574)	(124,925)	(15.0)
Onex Corp.	(6,040)	(322,813)	(38.8)
Parkland Corp.	(16,647)	(467,086)	(56.1)
Peyto Exploration & Development Corp.	(1,648)	(18,532)	(2.2)
Power Corp. of Canada	(9,035)	(245,534)	(29.5)
RioCan Real Estate Investment Trust	(7,418)	(119,043)	(14.3)
Rogers Communications, Inc.	(1,543)	(70,935)	(8.5)
SmartCentres Real Estate Investment Trust	(5,527)	(126,117)	(15.1)
Stelco Holdings, Inc.	(8,865)	(250,190)	(30.1)
Summit Industrial Income REIT	(8,578)	(124,796)	(15.0)
TMX Group Ltd.	(3,291)	(337,671)	(40.6)
Topicus.com, Inc.	(1,458)	(83,400)	(10.0)
Toromont Industries Ltd.	(4,489)	(378,071)	(45.4)
Vermilion Energy, Inc.	(10,664)	(275,729)	(33.1)

		(8,493,400)

Denmark
Ambu A/S	(16,813)	(191,151)	(22.9)
Carlsberg A/S	(1,680)	(217,294)	(26.1)
Chr Hansen Holding A/S	(381)	(24,938)	(3.0)
Orsted A/S	(913)	(106,288)	(12.8)
Pandora A/S	(5,153)	(382,825)	(46.0)
Rockwool International A/S	(2,608)	(646,260)	(77.6)
Royal Unibrew A/S	(2,616)	(223,102)	(26.8)

		(1,791,858)

Finland
Elisa Oyj	(718)	(39,709)	(4.8)
Fortum OYJ	(7,678)	(86,180)	(10.4)
Huhtamaki OYJ	(2,218)	(86,454)	(10.4)
Kesko OYJ	(10,275)	(254,133)	(30.5)
Kojamo OYJ	(9,658)	(172,293)	(20.7)
Orion OYJ, Class B	(18,863)	(900,472)	(108.1)
QT Group OYJ	(1,615)	(130,590)	(15.7)
UPM-Kymmene OYJ	(8,047)	(255,008)	(30.6)

		(1,924,839)

France
Airbus SE	(686)	(73,966)	(8.9)
Amundi SA	(418)	(22,695)	(2.7)
Bollore SE	(31,034)	(156,686)	(18.8)
Bouygues SA	(1,069)	(32,316)	(3.9)
Bureau Veritas SA	(2,813)	(77,584)	(9.3)
Constellium SE	(14,619)	(213,876)	(25.7)
Gaztransport Et Technigaz SA	(1,943)	(267,986)	(32.2)
Neoen SA	(1,984)	(86,995)	(10.4)
Sartorius Stedim Biotech	(593)	(237,223)	(28.5)
SEB SA	(1,104)	(92,946)	(11.2)
Sodexo SA	(5,062)	(411,306)	(49.4)
TotalEnergies SE	(6,736)	(344,057)	(41.3)
Worldline SA	(6,414)	(283,102)	(34.0)

		(2,300,738)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany
Aurubis AG	(325)	$(23,464)	(2.8)%
Auto1 Group SE	(6,566)	(56,634)	(6.8)
Bayer AG	(2,343)	(136,668)	(16.4)
Bechtle AG	(6,009)	(277,940)	(33.4)
Carl Zeiss Meditec AG	(3,450)	(503,492)	(60.5)
Continental AG	(2,927)	(208,523)	(25.0)
Deutsche Boerse AG	(440)	(76,809)	(9.2)
Deutsche Wohnen SE	(4,257)	(105,260)	(12.6)
Evotec SE	(3,017)	(78,385)	(9.4)
Fielmann AG	(4,238)	(171,309)	(20.6)
Fresenius Medical Care AG & Co. KGaA	(1,107)	(40,912)	(4.9)
Fresenius SE & Co. KGaA	(3,360)	(85,979)	(10.3)
GEA Group AG	(1,835)	(68,496)	(8.2)
HeidelbergCement AG	(4,749)	(241,900)	(29.1)
Merck KGaA	(772)	(147,036)	(17.7)
ProSiebenSat.1 Media SE	(5,868)	(50,187)	(6.0)
SAP SE	(378)	(35,257)	(4.2)
Symrise AG	(2,979)	(347,606)	(41.8)
Telefonica Deutschland Holding AG	(6,172)	(16,376)	(2.0)
United Internet AG	(13,156)	(346,544)	(41.6)
Zalando SE	(634)	(17,849)	(2.2)

		(3,036,626)

Hong Kong
Guotai Junan International Holdings Ltd.	(17,000)	(1,713)	(0.2)
Hongkong Land Holdings Ltd.	(76,300)	(396,612)	(47.6)
Sino Land Co. Ltd.	(12,077)	(17,944)	(2.2)

		(416,269)

Ireland
AerCap Holdings NV	(1,755)	(78,729)	(9.4)
DCC PLC	(6,538)	(426,861)	(51.3)
Medtronic PLC	(2,851)	(263,775)	(31.7)
Ryanair Holdings PLC	(1,260)	(16,493)	(2.0)

		(785,858)

Israel
Ashtrom Group Ltd.	(4,262)	(99,328)	(11.9)
Inmode Ltd.	(1,962)	(65,217)	(7.8)
Mivne Real Estate KD Ltd.	(53,463)	(181,579)	(21.8)
Shikun & Binui Ltd.	(33,436)	(157,603)	(18.9)
Teva Pharmaceutical Industries Ltd.	(9,486)	(90,305)	(10.9)

		(594,032)

Italy
A2A SpA	(11,338)	(14,613)	(1.8)
Autogrill SpA	(4,026)	(26,266)	(3.1)
Banco BPM SpA	(64,389)	(166,772)	(20.0)
DiaSorin SpA	(1,243)	(172,830)	(20.8)
FinecoBank Banca Fineco SpA	(27,745)	(344,814)	(41.4)
Hera SpA	(12,052)	(34,629)	(4.2)
Interpump Group SpA	(2,945)	(125,863)	(15.1)
Poste Italiane SpA	(39,092)	(328,385)	(39.4)
Prysmian SpA	(455)	(14,468)	(1.7)
Terna Rete Elettrica Nazionale SpA	(146,140)	(1,118,819)	(134.4)
Unipol Gruppo SpA	(26,185)	(109,838)	(13.2)

		(2,457,297)

Japan
Advance Residence Investment Corp.	(99)	(272,784)	(32.8)
Advantest Corp.	(2,100)	(124,902)	(15.0)
Aeon Co. Ltd.	(19,000)	(383,171)	(46.0)
Aeon Mall Co. Ltd.	(21,700)	(276,877)	(33.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Ain Holdings, Inc.	(3,200)	$(184,436)	(22.2)%
Aisin Corp.	(1,800)	(53,457)	(6.4)
Ariake Japan Co. Ltd.	(5,700)	(227,193)	(27.3)
Asahi Intecc Co. Ltd.	(5,200)	(96,200)	(11.6)
Asics Corp.	(8,400)	(160,049)	(19.2)
ASKUL Corp.	(10,900)	(143,796)	(17.3)
Bank of Kyoto Ltd.	(1,600)	(68,073)	(8.2)
Benefit One, Inc.	(8,800)	(142,933)	(17.2)
Bic Camera, Inc.	(34,000)	(295,621)	(35.5)
Canon Marketing Japan, Inc.	(5,100)	(119,768)	(14.4)
Canon, Inc.	(1,700)	(40,218)	(4.8)
Chiba Bank Ltd.	(63,100)	(350,007)	(42.0)
Concordia Financial Group Ltd.	(141,500)	(481,383)	(57.8)
Credit Saison Co. Ltd.	(12,200)	(155,788)	(18.7)
CyberAgent Inc.	(20,400)	(203,559)	(24.4)
Dai Nippon Printing Co. Ltd.	(4,100)	(90,476)	(10.9)
Daicel Corp.	(6,100)	(38,804)	(4.7)
Daido Steel Co. Ltd.	(3,800)	(113,416)	(13.6)
Dai-ichi Life Holdings, Inc.	(3,200)	(55,664)	(6.7)
Daiichi Sankyo Co. Ltd.	(8,700)	(230,678)	(27.7)
Daiichikosho Co. Ltd.	(3,000)	(85,095)	(10.2)
Daikin Industries Ltd.	(200)	(35,076)	(4.2)
Daio Paper Corp.	(8,100)	(86,730)	(10.4)
Daiwa Office Investment Corp.	(89)	(451,520)	(54.2)
Denka Co. Ltd.	(13,500)	(350,036)	(42.0)
Denso Corp.	(3,400)	(185,963)	(22.3)
Descente Ltd.	(2,600)	(55,470)	(6.7)
Dexerials Corp.	(2,100)	(56,686)	(6.8)
DIC Corp.	(2,400)	(44,384)	(5.3)
Dowa Holdings Co. Ltd.	(2,700)	(97,920)	(11.8)
Ezaki Glico Co. Ltd.	(4,200)	(122,715)	(14.7)
Fuji Electric Co. Ltd.	(2,100)	(94,848)	(11.4)
Fuji Oil Holdings, Inc.	(14,700)	(250,869)	(30.1)
Fukuoka Financial Group, Inc.	(22,700)	(402,351)	(48.3)
Fukuyama Transporting Co. Ltd.	(8,600)	(200,852)	(24.1)
GLP J-Reit	(190)	(249,879)	(30.0)
GMO internet, Inc.	(9,700)	(190,531)	(22.9)
Goldwin, Inc.	(1,800)	(112,304)	(13.5)
GS Yuasa Corp.	(24,900)	(454,627)	(54.6)
GungHo Online Entertainment, Inc.	(49,800)	(971,709)	(116.7)
Hachijuni Bank Ltd.	(228,800)	(851,786)	(102.3)
Hakuhodo DY Holdings, Inc.	(13,700)	(140,913)	(16.9)
Hankyu Hanshin Holdings, Inc.	(14,300)	(414,796)	(49.8)
Heiwa Corp.	(5,300)	(82,734)	(9.9)
Hikari Tsushin, Inc.	(600)	(66,113)	(7.9)
Hino Motors Ltd.	(39,600)	(205,810)	(24.7)
Hirogin Holdings, Inc.	(135,100)	(624,191)	(75.0)
Horiba Ltd.	(4,700)	(231,668)	(27.8)
House Foods Group, Inc.	(10,600)	(227,916)	(27.4)
Ibiden Co. Ltd.	(5,100)	(150,509)	(18.1)
Idemitsu Kosan Co. Ltd.	(4,100)	(106,620)	(12.8)
Iida Group Holdings Co. Ltd.	(3,900)	(63,852)	(7.7)
Industrial & Infrastructure Fund Investment Corp.	(319)	(443,542)	(53.3)
Inpex Corp.	(45,900)	(526,095)	(63.2)
Ito En Ltd.	(4,800)	(226,182)	(27.2)
Itoham Yonekyu Holdings, Inc.	(12,600)	(63,146)	(7.6)
Iwatani Corp.	(6,700)	(280,842)	(33.7)
Iyo Bank Ltd.	(32,500)	(157,668)	(18.9)
Japan Airlines Co. Ltd.	(5,200)	(90,081)	(10.8)
Japan Airport Terminal Co. Ltd.	(11,200)	(439,023)	(52.7)
Japan Aviation Electronics Industry Ltd.	(13,800)	(235,725)	(28.3)

13

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Exchange Group, Inc.	(1,300)	$(20,671)	(2.5)%
Japan Hotel REIT Investment Corp.	(1,506)	(781,546)	(93.9)
Japan Logistics Fund, Inc.	(71)	(170,618)	(20.5)
Japan Metropolitan Fund Invest	(1,008)	(821,410)	(98.7)
Japan Real Estate Investment Corp.	(116)	(560,159)	(67.3)
JCR Pharmaceuticals Co. Ltd.	(8,600)	(159,780)	(19.2)
Jeol Ltd.	(400)	(18,186)	(2.2)
JTEKT Corp.	(20,400)	(151,265)	(18.2)
Justsystems Corp.	(1,900)	(58,659)	(7.0)
Kadokawa Dwango	(21,200)	(514,826)	(61.8)
Kagome Co. Ltd.	(15,600)	(368,982)	(44.3)
Kaken Pharmaceutical Co. Ltd.	(1,200)	(35,037)	(4.2)
Kaneka Corp.	(2,700)	(73,157)	(8.8)
Kao Corp.	(3,800)	(165,279)	(19.9)
Kawasaki Heavy Industries Ltd.	(17,100)	(335,853)	(40.3)
Keihan Holdings Co. Ltd.	(6,800)	(169,660)	(20.4)
Keikyu Corp.	(32,800)	(364,299)	(43.8)
Kenedix Office Investment Corp.	(27)	(145,128)	(17.4)
Kikkoman Corp.	(7,600)	(450,640)	(54.1)
Kirin Holdings Co. Ltd.	(29,500)	(485,226)	(58.3)
Kobe Steel Ltd.	(31,000)	(144,114)	(17.3)
Koei Tecmo Holdings Co. Ltd.	(4,700)	(164,079)	(19.7)
Koito Manufacturing Co. Ltd.	(1,000)	(32,872)	(4.0)
Komatsu Ltd.	(16,200)	(374,518)	(45.0)
Kose Corp.	(900)	(80,336)	(9.7)
Kotobuki Spirits Co. Ltd.	(4,900)	(267,838)	(32.2)
K’s Holdings Corp.	(3,300)	(33,322)	(4.0)
Kubota Corp.	(12,000)	(199,240)	(23.9)
Kurita Water Industries Ltd.	(4,100)	(166,294)	(20.0)
Kyushu Financial Group, Inc.	(84,400)	(249,437)	(30.0)
LaSalle Logiport REIT	(198)	(260,949)	(31.3)
Lintec Corp.	(11,800)	(207,451)	(24.9)
Mabuchi Motor Co. Ltd.	(10,400)	(298,067)	(35.8)
Marui Group Co. Ltd.	(7,800)	(142,382)	(17.1)
Matsui Securities Co. Ltd.	(48,700)	(294,315)	(35.3)
Matsumotokiyoshi Holdings Co. Ltd.	(8,500)	(320,923)	(38.5)
MEIJI Holdings Co. Ltd.	(3,000)	(156,630)	(18.8)
Menicon Co. Ltd.	(8,500)	(214,337)	(25.7)
Mercari, Inc.	(6,700)	(115,528)	(13.9)
MINEBEA MITSUMI, Inc.	(22,600)	(406,532)	(48.8)
Mitsubishi Electric Corp.	(1,600)	(16,887)	(2.0)
Mitsubishi Heavy Industries Ltd.	(500)	(18,566)	(2.2)
Mitsubishi Motors Corp.	(26,400)	(91,985)	(11.1)
Mitsubishi UFJ Financial Group, Inc.	(179,000)	(1,008,574)	(121.1)
Mitsui Fudosan Logistics Park, Inc.	(15)	(58,913)	(7.1)
Mitsui High-Tec, Inc.	(4,600)	(308,990)	(37.1)
Miura Co. Ltd.	(17,400)	(419,489)	(50.4)
Money Forward, Inc.	(3,000)	(77,782)	(9.3)
Mori Hills REIT Investment Corp.	(455)	(522,897)	(62.8)
Morinaga & Co. Ltd.	(8,900)	(279,704)	(33.6)
Morinaga Milk Industry Co. Ltd.	(1,800)	(66,371)	(8.0)
Nabtesco Corp.	(8,400)	(201,316)	(24.2)
Nagase & Co. Ltd.	(4,500)	(67,687)	(8.1)
Nexon Co. Ltd.	(4,600)	(104,430)	(12.5)
NGK Insulators Ltd.	(2,700)	(39,491)	(4.7)
NH Foods Ltd.	(7,900)	(239,344)	(28.7)
NHK Spring Co. Ltd.	(21,300)	(145,154)	(17.4)
Nidec Corp.	(5,200)	(361,369)	(43.4)
Nifco, Inc.	(1,900)	(46,110)	(5.5)
Nihon Unisys Ltd.	(10,700)	(228,331)	(27.4)
Nippon Accommodations Fund, Inc.	(83)	(433,704)	(52.1)
Nippon Building Fund, Inc.	(127)	(673,703)	(80.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Electric Glass Co. Ltd.	(36,200)	$(720,737)	(86.6)%
Nippon Shinyaku Co. Ltd.	(1,800)	(111,405)	(13.4)
Nippon Shokubai Co. Ltd.	(3,600)	(140,908)	(16.9)
Nishi-Nippon Railroad Co. Ltd.	(31,300)	(690,753)	(83.0)
Nissan Chemical Corp.	(300)	(15,340)	(1.8)
Nisshin Seifun Group, Inc.	(10,200)	(125,556)	(15.1)
Noevir Holdings Co. Ltd.	(5,900)	(262,059)	(31.5)
NOF Corp.	(4,300)	(170,138)	(20.4)
Nomura Real Estate Holdings, Inc.	(8,400)	(203,779)	(24.5)
Nomura Real Estate Master Fund, Inc.	(301)	(377,090)	(45.3)
NS Solutions Corp.	(3,100)	(91,218)	(11.0)
Oji Holdings Corp.	(15,800)	(65,873)	(7.9)
OKUMA Corp.	(4,900)	(192,528)	(23.1)
Ono Pharmaceutical Co. Ltd.	(1,700)	(47,802)	(5.7)
Open House Co. Ltd.	(12,500)	(545,315)	(65.5)
Oracle Corp. Japan	(1,800)	(112,263)	(13.5)
Orient Corp.	(892,000)	(906,761)	(108.9)
Orix JREIT, Inc.	(457)	(655,642)	(78.7)
Osaka Gas Co. Ltd.	(36,700)	(659,796)	(79.2)
OSG Corp.	(4,100)	(56,271)	(6.8)
Relo Group, Inc.	(1,600)	(26,568)	(3.2)
Renesas Electronics Corp.	(31,600)	(300,985)	(36.2)
Rengo Co. Ltd.	(66,500)	(388,902)	(46.7)
Rohto Pharmaceutical Co. Ltd.	(1,800)	(53,953)	(6.5)
Sankyo Co. Ltd.	(6,100)	(191,848)	(23.0)
Sansan, Inc.	(30,400)	(305,735)	(36.7)
Sanwa Holdings Corp.	(3,700)	(39,970)	(4.8)
Sapporo Holdings Ltd.	(4,000)	(89,569)	(10.8)
Seibu Holdings, Inc.	(4,300)	(43,467)	(5.2)
Seven & i Holdings Co. Ltd.	(2,100)	(85,596)	(10.3)
Sharp Corp.	(48,400)	(389,572)	(46.8)
SHIFT, Inc.	(1,500)	(235,746)	(28.3)
Shikoku Electric Power Co., Inc.	(48,500)	(286,521)	(34.4)
Shinko Electric Industries Co. Ltd.	(800)	(20,603)	(2.5)
Shinsei Bank Ltd.	(23,000)	(347,905)	(41.8)
Ship Healthcare Holdings, Inc.	(7,500)	(143,332)	(17.2)
Shizuoka Bank Ltd.	(46,600)	(281,996)	(33.9)
SHO-BOND Holdings Co. Ltd.	(7,300)	(322,985)	(38.8)
Shochiku Co. Ltd.	(1,800)	(173,203)	(20.8)
Showa Denko KK	(30,900)	(518,210)	(62.2)
Stanley Electric Co. Ltd.	(16,600)	(291,701)	(35.0)
Subaru Corp.	(2,600)	(45,242)	(5.4)
SUMCO Corp.	(6,700)	(93,751)	(11.3)
Sumitomo Bakelite Co. Ltd.	(2,600)	(84,152)	(10.1)
Sumitomo Metal Mining Co. Ltd.	(3,400)	(106,909)	(12.8)
Sumitomo Realty & Development Co. Ltd.	(3,200)	(88,362)	(10.6)
Sushiro Global Holdings Ltd.	(2,700)	(52,616)	(6.3)
Suzuken Co. Ltd.	(5,800)	(160,306)	(19.3)
Taisho Pharmaceutical Holdings Co. Ltd.	(3,100)	(123,435)	(14.8)
Taiyo Nippon Sanso Corp.	(4,900)	(82,627)	(9.9)
Taiyo Yuden Co. Ltd.	(2,600)	(92,404)	(11.1)
Takara Holdings, Inc.	(19,300)	(156,137)	(18.8)
TechnoPro Holdings, Inc.	(10,300)	(239,359)	(28.7)
THK Co. Ltd.	(7,300)	(154,873)	(18.6)
Toda Corp.	(16,300)	(87,431)	(10.5)
Toho Gas Co. Ltd.	(6,300)	(151,665)	(18.2)
Tokai Carbon Co. Ltd.	(61,500)	(497,207)	(59.7)
Tokyo Electric Power Co. Holdings, Inc.	(70,300)	(276,656)	(33.2)
Tokyo Ohka Kogyo Co. Ltd.	(2,200)	(114,070)	(13.7)
Tokyu Corp.	(32,200)	(394,823)	(47.4)
Toppan, Inc.	(12,700)	(216,096)	(26.0)
Toshiba TEC Corp.	(1,300)	(42,917)	(5.2)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	(600)	$(25,493)	(3.1)%
Toyo Tire Corp.	(5,500)	(73,920)	(8.9)
Toyoda Gosei Co. Ltd.	(2,100)	(33,140)	(4.0)
Toyota Boshoku Corp.	(11,000)	(162,661)	(19.5)
UBE Corp.	(4,700)	(73,590)	(8.8)
United Urban Investment Corp.	(144)	(156,975)	(18.9)
Ushio, Inc.	(2,900)	(40,096)	(4.8)
USS Co. Ltd.	(4,900)	(96,150)	(11.6)
West Japan Railway Co.	(5,300)	(194,673)	(23.4)
Yamato Holdings Co. Ltd.	(800)	(13,999)	(1.7)
Yokogawa Electric Corp.	(15,700)	(278,412)	(33.4)
Zeon Corp.	(12,700)	(128,958)	(15.5)

		(45,057,078)

Luxembourg
ArcelorMittal SA	(20,111)	(496,217)	(59.6)
Eurofins Scientific SE	(2,596)	(202,380)	(24.3)
Tenaris SA	(70,567)	(987,517)	(118.6)

		(1,686,114)

Mexico
Fresnillo PLC	(5,763)	(51,805)	(6.2)

Netherlands
Aalberts NV	(1,800)	(77,141)	(9.3)
Aegon NV	(28,151)	(118,159)	(14.2)
Akzo Nobel NV	(949)	(63,868)	(7.7)
Argenx SE	(1,164)	(425,211)	(51.1)
BE Semiconductor Industries NV	(1,963)	(105,377)	(12.7)
Euronext NV	(3,508)	(285,827)	(34.3)
Heineken Holding NV	(279)	(22,046)	(2.6)
Iveco Group NV	(30,521)	(186,868)	(22.4)
Just Eat Takeaway.com NV	(18,955)	(347,431)	(41.7)
Koninklijke KPN NV	(388,103)	(1,280,348)	(153.8)
Koninklijke Philips NV	(1,964)	(40,457)	(4.9)
NN Group NV	(7,543)	(349,102)	(41.9)
SBM Offshore NV	(17,449)	(243,531)	(29.2)
Stellantis NV	(65,984)	(947,547)	(113.8)

		(4,492,913)

Norway
Gjensidige Forsikring ASA	(7,561)	(158,144)	(19.0)
Mowi ASA	(249)	(5,746)	(0.7)
Nordic Semiconductor ASA	(4,081)	(71,717)	(8.6)
Schibsted ASA	(9,754)	(183,331)	(22.0)
Storebrand ASA	(7,142)	(60,072)	(7.2)
TOMRA Systems ASA	(10,323)	(241,657)	(29.1)

		(720,667)

Poland
InPost SA	(15,342)	(101,307)	(12.2)

Portugal
Galp Energia SGPS SA	(13,033)	(137,571)	(16.5)
Jeronimo Martins SGPS SA	(888)	(20,554)	(2.5)

		(158,125)

Puerto Rico
Popular, Inc.	(182)	(14,136)	(1.7)

Singapore
Capitaland Investment Ltd.	(88,400)	(251,527)	(30.2)
DBS Group Holdings Ltd.	(1,900)	(43,355)	(5.2)
Frasers Logistics & Commercial Trust	(14,700)	(15,345)	(1.9)

Security	Shares	Value	% of Basket Value

Singapore (continued)
Grab Holdings Ltd., Class A	(55,683)	$(164,265)	(19.7)%
Kenon Holdings Ltd.	(5,846)	(253,063)	(30.4)
Mapletree Logistics Trust	(34,000)	(43,394)	(5.2)
Sea Ltd., ADR	(276)	(21,064)	(2.5)
Singapore Telecommunications Ltd.	(161,700)	(305,787)	(36.7)
UOL Group Ltd.	(38,000)	(205,309)	(24.7)

		(1,303,109)

South Africa
Investec PLC	(19,162)	(103,660)	(12.5)

Spain
Acciona SA	(135)	(27,779)	(3.3)
Acerinox SA	(9,369)	(91,407)	(11.0)
Amadeus IT Group SA	(368)	(21,458)	(2.6)
Banco Santander SA	(20,717)	(51,831)	(6.2)
EDP Renovaveis SA	(8,656)	(225,136)	(27.1)
Endesa SA	(1,251)	(22,930)	(2.8)
Ferrovial SA	(3,206)	(85,851)	(10.3)
Fluidra SA	(6,465)	(120,845)	(14.5)
Grifols SA	(3,291)	(48,021)	(5.8)
Industria de Diseno Textil SA	(6,076)	(147,568)	(17.7)
Mapfre SA	(4,229)	(6,830)	(0.8)
Red Electrica Corp. SA	(25,922)	(509,637)	(61.2)

		(1,359,293)

Sweden
Assa Abloy AB	(7,629)	(180,243)	(21.6)
Beijer Ref AB	(3,769)	(59,787)	(7.2)
Electrolux AB	(4,730)	(67,900)	(8.2)
Embracer Group AB	(19,115)	(145,666)	(17.5)
EQT AB	(2,813)	(76,354)	(9.2)
Fastighets AB Balder	(25,036)	(159,932)	(19.2)
Hennes & Mauritz AB, B Shares	(26,162)	(334,731)	(40.2)
Husqvarna AB	(34,584)	(275,625)	(33.1)
Investor AB	(703)	(13,061)	(1.6)
Investor AB	(14,325)	(294,526)	(35.4)
L E Lundbergforetagen AB	(2,218)	(105,265)	(12.6)
Nibe Industrier AB	(46,895)	(472,425)	(56.7)
Securitas AB	(40,431)	(408,851)	(49.1)
Sinch AB	(26,773)	(67,880)	(8.1)
Skandinaviska Enskilda Banken AB	(30,414)	(329,488)	(39.6)
Svenska Handelsbanken AB	(48,117)	(432,664)	(52.0)
Sweco AB	(12,195)	(136,014)	(16.3)
Swedish Orphan Biovitrum AB	(19,264)	(423,056)	(50.8)
Trelleborg AB	(968)	(23,784)	(2.9)
Volvo AB	(29,828)	(555,801)	(66.7)
Volvo AB	(50,180)	(900,933)	(108.2)

		(5,463,986)

Switzerland
Adecco Group AG	(3,894)	(137,174)	(16.5)
Alcon, Inc.	(1,397)	(109,950)	(13.2)
Bachem Holding AG	(3,300)	(222,530)	(26.7)
Baloise Holding AG	(1,717)	(273,568)	(32.9)
Chocoladefabriken Lindt & Spruengli AG	(1)	(115,322)	(13.8)
Cie Financiere Richemont SA	(2,292)	(276,364)	(33.2)
Coca-Cola HBC AG	(7,614)	(187,393)	(22.5)
Credit Suisse Group AG	(98,534)	(573,129)	(68.8)
Helvetia Holding AG	(2,561)	(292,796)	(35.2)
Kuehne + Nagel International AG	(600)	(161,593)	(19.4)
LafargeHolcim Ltd.	(6,355)	(297,977)	(35.8)
Lonza Group AG	(392)	(238,238)	(28.6)

15

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Nestle SA	(497)	$(60,896)	(7.3)%
Novartis AG	(37)	(3,179)	(0.4)
Partners Group Holding AG	(483)	(527,313)	(63.3)
Roche Holding AG	(255)	(84,661)	(10.2)
Schindler Holding AG	(558)	(109,066)	(13.1)
Schindler Holding AG	(901)	(171,088)	(20.5)
SGS SA	(219)	(534,462)	(64.2)
Sonova Holding AG	(856)	(308,316)	(37.0)
Straumann Holding AG	(2,522)	(341,102)	(41.0)
Swatch Group AG	(12,416)	(620,039)	(74.5)
Swiss Life Holding AG	(528)	(279,701)	(33.6)
TE Connectivity Ltd	(529)	(70,743)	(8.5)
Tecan Group AG	(41)	(14,561)	(1.7)

		(6,011,161)

United Kingdom
Ashtead Group PLC	(9,583)	(539,424)	(64.8)
Associated British Foods PLC	(25,878)	(528,568)	(63.5)
British Land Co. PLC	(600)	(3,608)	(0.4)
BT Group PLC	(364,660)	(719,956)	(86.5)
CNH Industrial NV	(37,031)	(477,058)	(57.3)
Derwent London PLC	(2,736)	(95,520)	(11.5)
DS Smith PLC	(214,448)	(764,420)	(91.8)
easyJet PLC	(26,427)	(129,075)	(15.5)
Future PLC	(37,612)	(842,708)	(101.2)
Greggs PLC	(9,604)	(239,447)	(28.8)
Harbour Energy PLC	(94,467)	(422,426)	(50.7)
Howden Joinery Group PLC	(108,798)	(898,079)	(107.9)
Informa PLC	(16,453)	(119,657)	(14.4)
Intermediate Capital Group PLC	(8,835)	(164,697)	(19.8)
International Consolidated Airlines Group SA	(174,053)	(253,105)	(30.4)
JD Sports Fashion PLC	(263,705)	(418,859)	(50.3)
Land Securities Group PLC	(86,185)	(770,152)	(92.5)
Lloyds Banking Group PLC	(30,697)	(16,914)	(2.0)
M&G PLC	(13,888)	(36,202)	(4.3)
Marks & Spencer Group PLC	(31,500)	(54,611)	(6.6)
Melrose Industries PLC	(141,084)	(277,718)	(33.4)
nVent Electric PLC	(6,136)	(216,662)	(26.0)
Prudential PLC	(6,845)	(84,429)	(10.1)
Shell PLC	(7,142)	(190,522)	(22.9)
Smiths Group PLC	(5,575)	(105,212)	(12.6)
Subsea 7 SA	(2,346)	(21,143)	(2.5)
Taylor Wimpey PLC	(19,893)	(30,963)	(3.7)
UNITE Group PLC	(3,718)	(53,009)	(6.4)
Vodafone Group PLC	(1,656,267)	(2,440,770)	(293.1)
WH Smith PLC	(19,098)	(337,089)	(40.5)
Whitbread PLC	(2,215)	(70,503)	(8.5)
Wise PLC	(138,964)	(799,735)	(96.0)

		(12,122,241)

United States
AbbVie, Inc.	(268)	(38,461)	(4.6)
Acadia Healthcare Co., Inc.	(2,349)	(194,756)	(23.4)
Acuity Brands, Inc.	(2,927)	(533,885)	(64.1)
AECOM	(5,852)	(421,344)	(50.6)
AES Corp.	(3,908)	(86,836)	(10.4)
agilon health, Inc.	(2,484)	(62,175)	(7.5)
Alcoa Corp.	(2,728)	(138,828)	(16.7)
Alteryx, Inc., Class A	(4,565)	(221,083)	(26.6)
Amdocs Ltd.	(144)	(12,537)	(1.5)
AMERCO	(49)	(26,317)	(3.2)

Security	Shares	Value	% of Basket Value

United States (continued)
American Express Co.	(1,100)	$(169,422)	(20.3)%
Ameriprise Financial, Inc.	(4,384)	(1,183,329)	(142.1)
AMETEK, Inc.	(251)	(30,999)	(3.7)
Amkor Technology, Inc.	(8,782)	(177,133)	(21.3)
Apartment Income REIT Corp.	(8,118)	(368,070)	(44.2)
Appian Corp.	(2,297)	(111,473)	(13.4)
AppLovin Corp., Class A	(7,083)	(251,730)	(30.2)
Aramark	(25,234)	(842,816)	(101.2)
Armstrong World Industries, Inc.	(393)	(35,115)	(4.2)
Asana, Inc., Class A	(16,467)	(318,142)	(38.2)
Ashland Global Holdings, Inc.	(541)	(54,354)	(6.5)
Aspen Technology, Inc.	(409)	(83,473)	(10.0)
AT&T, Inc.	(9,499)	(178,391)	(21.4)
Atkore International Group, Inc.	(54)	(5,361)	(0.6)
Avery Dennison Corp.	(946)	(180,175)	(21.6)
Bath & Body Works, Inc.	(11,681)	(415,143)	(49.9)
Beacon Roofing Supply, Inc.	(2,514)	(150,890)	(18.1)
Beam Therapeutics, Inc.	(1,095)	(68,963)	(8.3)
Bentley Systems, Inc., Class B	(2,737)	(108,385)	(13.0)
Bio-Techne Corp.	(85)	(32,749)	(3.9)
Blue Owl Capital, Inc.	(19,593)	(223,556)	(26.9)
Boston Properties, Inc.	(3,947)	(359,809)	(43.2)
Bright Horizons Family Solutions, Inc.	(778)	(72,875)	(8.8)
Brown-Forman Corp., Class B	(3,024)	(224,441)	(27.0)
Bumble, Inc.	(3,737)	(141,707)	(17.0)
Bunge Ltd.	(4,360)	(402,559)	(48.3)
Burlington Stores, Inc.	(1,886)	(266,171)	(32.0)
BWX Technologies, Inc.	(2,949)	(167,149)	(20.1)
Cabot Corp.	(4,307)	(319,838)	(38.4)
Caesars Entertainment, Inc.	(419)	(19,144)	(2.3)
Camden Property Trust	(2,181)	(307,739)	(37.0)
Cardinal Health, Inc.	(6,938)	(413,227)	(49.6)
CarMax, Inc.	(3,643)	(362,624)	(43.6)
Carnival Corp.	(6,772)	(61,354)	(7.4)
Carter’s, Inc.	(9,258)	(754,342)	(90.6)
Casey’s General Stores, Inc.	(1,734)	(351,395)	(42.2)
Catalent, Inc.	(2,026)	(229,141)	(27.5)
Caterpillar, Inc.	(2,872)	(569,374)	(68.4)
Celanese Corp.	(2,061)	(242,188)	(29.1)
Centene Corp.	(16,985)	(1,579,095)	(189.6)
CenterPoint Energy, Inc.	(452)	(14,324)	(1.7)
CF Industries Holdings, Inc.	(1,292)	(123,373)	(14.8)
ChampionX Corp.	(4,698)	(98,141)	(11.8)
Chemours Co.	(6,608)	(235,179)	(28.2)
Church & Dwight Co., Inc.	(4,866)	(428,062)	(51.4)
Cigna Corp.	(1,636)	(450,489)	(54.1)
Cincinnati Financial Corp.	(2,064)	(200,910)	(24.1)
Citizens Financial Group, Inc.	(2,180)	(82,775)	(9.9)
Clean Harbors, Inc.	(9,513)	(928,374)	(111.5)
Cleveland-Cliffs, Inc.	(19,784)	(350,375)	(42.1)
CME Group, Inc.	(1,726)	(344,302)	(41.4)
Columbia Sportswear Co.	(4,914)	(363,685)	(43.7)
Comerica, Inc.	(3,378)	(262,707)	(31.6)
Commerce Bancshares, Inc.	(2,974)	(206,663)	(24.8)
Concentrix Corp.	(1,194)	(159,709)	(19.2)
Confluent, Inc., Class A	(7,158)	(182,171)	(21.9)
Constellation Brands, Inc.	(3,548)	(873,908)	(105.0)
Corning, Inc.	(1,178)	(43,303)	(5.2)
Coty, Inc., Class A	(169,141)	(1,238,112)	(148.7)
Cousins Properties, Inc.	(100,967)	(3,114,832)	(374.1)
Crane Holdings Co.	(3,634)	(359,512)	(43.2)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CSX Corp.	(25,353)	$(819,662)	(98.4)%
Cullen/Frost Bankers, Inc.	(8,092)	(1,055,197)	(126.7)
Curtiss-Wright Corp.	(5,232)	(750,478)	(90.1)
Cytokinetics, Inc.	(1,324)	(56,045)	(6.7)
Darden Restaurants, Inc.	(3,287)	(409,199)	(49.1)
DaVita, Inc.	(1,359)	(114,373)	(13.7)
Dell Technologies, Inc.	(2,857)	(128,736)	(15.5)
Delta Air Lines, Inc.	(18,652)	(593,134)	(71.2)
DENTSPLY SIRONA, Inc.	(1,236)	(44,694)	(5.4)
Diamondback Energy, Inc.	(2,470)	(316,209)	(38.0)
Discover Financial Services	(1,455)	(146,955)	(17.7)
DISH Network Corp.	(6,445)	(111,950)	(13.4)
Douglas Emmett, Inc.	(25,266)	(597,288)	(71.7)
Dover Corp.	(4,195)	(560,788)	(67.4)
Dow, Inc.	(4,998)	(265,944)	(31.9)
Eagle Materials, Inc.	(1,160)	(146,682)	(17.6)
Eastman Chemical Co.	(7,111)	(682,158)	(81.9)
Eaton Corp. PLC	(498)	(73,898)	(8.9)
Elevance Health, Inc.	(942)	(449,428)	(54.0)
EMCOR Group, Inc.	(7,709)	(897,096)	(107.7)
Emerson Electric Co.	(308)	(27,742)	(3.3)
Encompass Health Corp.	(3,133)	(158,592)	(19.0)
Endeavor Group Holdings, Inc., Class A	(11,892)	(271,019)	(32.6)
Enovis Corp.	(9,054)	(540,705)	(64.9)
Enphase Energy, Inc.	(757)	(215,124)	(25.8)
Entegris, Inc.	(2,097)	(230,460)	(27.7)
Envista Holdings Corp.	(883)	(35,894)	(4.3)
Euronet Worldwide, Inc.	(1,486)	(146,029)	(17.5)
Evercore, Inc.	(1,753)	(175,247)	(21.0)
Evergy, Inc.	(2,945)	(201,026)	(24.1)
Evoqua Water Technologies Corp.	(2,148)	(81,860)	(9.8)
Exact Sciences Corp.	(378)	(17,048)	(2.1)
ExlService Holdings, Inc.	(896)	(150,860)	(18.1)
Extra Space Storage, Inc.	(453)	(85,853)	(10.3)
Exxon Mobil Corp.	(2,727)	(264,328)	(31.7)
Fastenal Co.	(1,666)	(85,566)	(10.3)
Federal Realty OP LP	(2,756)	(291,061)	(35.0)
Fidelity National Information Services, Inc.	(659)	(67,323)	(8.1)
Fifth Third Bancorp	(5,865)	(200,114)	(24.0)
First Citizens BancShares, Inc., Class A	(148)	(111,989)	(13.5)
FirstEnergy Corp.	(12,947)	(532,122)	(63.9)
Five Below, Inc.	(2,789)	(354,398)	(42.6)
FleetCor Technologies, Inc.	(184)	(40,497)	(4.9)
Flowserve Corp.	(8,065)	(272,920)	(32.8)
FMC Corp.	(327)	(36,330)	(4.4)
FNB Corp.	(41,538)	(496,794)	(59.7)
Genuine Parts Co.	(6,358)	(971,947)	(116.7)
Globe Life, Inc.	(2,777)	(279,727)	(33.6)
GXO Logistics, Inc.	(1,257)	(60,336)	(7.2)
H&R Block, Inc.	(1,388)	(55,464)	(6.7)
Halliburton Co.	(4,581)	(134,223)	(16.1)
Hanesbrands, Inc.	(6,685)	(74,738)	(9.0)
Hasbro, Inc.	(1,282)	(100,919)	(12.1)
HCA Healthcare, Inc.	(690)	(146,570)	(17.6)
HealthEquity, Inc.	(1,047)	(60,904)	(7.3)
Helen of Troy Ltd.	(314)	(42,010)	(5.0)
Henry Schein, Inc.	(15,634)	(1,232,428)	(148.0)
Hess Corp.	(1,986)	(223,365)	(26.8)
Highwoods Properties, Inc.	(23,691)	(842,689)	(101.2)
Hilton Grand Vacations, Inc.	(11,627)	(474,033)	(56.9)
Honeywell International, Inc.	(1,043)	(200,736)	(24.1)
Host Hotels & Resorts, Inc.	(15,819)	(281,736)	(33.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Howmet Aerospace Inc.	(20,939)	$(777,465)	(93.4)%
HP, Inc.	(1,027)	(34,292)	(4.1)
Hubbell, Inc.	(5,005)	(1,096,195)	(131.7)
Humana, Inc.	(716)	(345,112)	(41.4)
Huntington Bancshares, Inc.	(16,511)	(219,431)	(26.4)
IAA, Inc.	(10,048)	(379,111)	(45.5)
IAC/InterActiveCorp.	(7,910)	(541,835)	(65.1)
ICU Medical, Inc.	(172)	(30,473)	(3.7)
II-VI, Inc.	(0)	(2)	(0.0)
Independence Realty Trust, Inc.	(13,476)	(299,167)	(35.9)
Ingredion, Inc.	(2,969)	(270,120)	(32.4)
Inspire Medical Systems, Inc.	(85)	(17,764)	(2.1)
Intellia Therapeutics, Inc.	(1,109)	(71,819)	(8.6)
International Paper Co.	(7,982)	(341,390)	(41.0)
Interpublic Group of Cos., Inc.	(10,238)	(305,809)	(36.7)
Intra-Cellular Therapies, Inc.	(5,357)	(289,921)	(34.8)
iRhythm Technologies, Inc.	(2,450)	(378,843)	(45.5)
ITT, Inc.	(6,299)	(472,614)	(56.8)
Jabil, Inc.	(3,081)	(182,827)	(22.0)
Jack Henry & Associates, Inc.	(1,146)	(238,104)	(28.6)
Johnson & Johnson	(1,930)	(336,824)	(40.5)
Karuna Therapeutics, Inc.	(102)	(13,286)	(1.6)
KBR, Inc.	(6,435)	(342,535)	(41.1)
Kellogg Co.	(3,618)	(267,443)	(32.1)
Kilroy Realty Corp.	(21,717)	(1,176,627)	(141.3)
Kimberly-Clark Corp.	(5,042)	(664,485)	(79.8)
Kirby Corp.	(1,339)	(84,946)	(10.2)
Kite Realty Group Trust	(15,431)	(306,923)	(36.9)
Landstar System, Inc.	(929)	(145,463)	(17.5)
Lantheus Holdings, Inc.	(4,458)	(342,018)	(41.1)
Leggett & Platt, Inc.	(7,093)	(281,167)	(33.8)
Liberty Media Corp-Liberty SiriusXM	(2,646)	(105,443)	(12.7)
Littelfuse, Inc.	(530)	(147,801)	(17.8)
Louisiana-Pacific Corp.	(3,314)	(210,870)	(25.3)
LyondellBasell Industries NV, Class A	(8,384)	(747,182)	(89.7)
M&T Bank Corp.	(904)	(160,415)	(19.3)
Magnolia Oil & Gas Corp.	(9,113)	(219,897)	(26.4)
Marathon Petroleum Corp.	(1,432)	(131,257)	(15.8)
Maravai LifeSciences Holdings, Inc.	(318)	(8,297)	(1.0)
Marqeta, Inc.	(7,135)	(68,425)	(8.2)
Matador Resources Co.	(4,871)	(281,446)	(33.8)
McKesson Corp.	(319)	(108,964)	(13.1)
Medpace Holdings, Inc.	(1,736)	(294,304)	(35.3)
MetLife, Inc.	(2,266)	(143,325)	(17.2)
MGM Resorts International	(3,209)	(105,031)	(12.6)
Micron Technology, Inc.	(18,206)	(1,126,223)	(135.3)
Middleby Corp.	(111)	(16,061)	(1.9)
Mirati Therapeutics, Inc.	(1,624)	(104,586)	(12.6)
MP Materials Corp.	(18,057)	(606,173)	(72.8)
MSC Industrial Direct Co., Inc.	(3,454)	(285,508)	(34.3)
Natera, Inc.	(1,031)	(48,457)	(5.8)
National Fuel Gas Co.	(322)	(23,293)	(2.8)
nCino, Inc.	(12,801)	(413,344)	(49.6)
NetApp, Inc.	(4,150)	(296,020)	(35.6)
New Fortress Energy, Inc.	(13,089)	(640,968)	(77.0)
Nexstar Broadcasting Group, Inc., Class A	(471)	(88,722)	(10.7)
Nordson Corp.	(533)	(123,118)	(14.8)
Norfolk Southern Corp.	(806)	(202,443)	(24.3)
Northern Trust Corp.	(3,573)	(356,514)	(42.8)
NortonLifeLock, Inc.	(2,118)	(51,955)	(6.2)
Oak Street Health, Inc.	(10,086)	(291,990)	(35.1)
OGE Energy Corp.	(2,173)	(89,267)	(10.7)

17

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Old Republic International Corp.	(4,900)	$(114,023)	(13.7)%
Olin Corp.	(3,587)	(187,492)	(22.5)
Omnicell, Inc.	(1,687)	(185,772)	(22.3)
Omnicom Group, Inc.	(1,643)	(114,747)	(13.8)
ON Semiconductor Corp.	(5,294)	(353,533)	(42.5)
Onto Innovation, Inc.	(5,038)	(419,413)	(50.4)
Opendoor Technologies, Inc.	(6,900)	(33,879)	(4.1)
Oracle Corp.	(616)	(47,949)	(5.8)
O’Reilly Automotive, Inc.	(402)	(282,843)	(34.0)
Oshkosh Corp.	(2,829)	(243,577)	(29.3)
Owens Corning	(578)	(53,604)	(6.4)
PACCAR, Inc.	(3,073)	(281,241)	(33.8)
Palantir Technologies, Inc.	(42,761)	(442,576)	(53.2)
Parker-Hannifin Corp.	(233)	(67,358)	(8.1)
Paychex, Inc.	(2,299)	(294,916)	(35.4)
Peloton Interactive, Inc., Class A	(6,196)	(58,800)	(7.1)
Performance Food Group Co.	(18,019)	(895,724)	(107.6)
PG&E Corp.	(7,195)	(78,138)	(9.4)
Phillips 66	(12,288)	(1,093,632)	(131.3)
Pinnacle Financial Partners, Inc.	(1,150)	(90,965)	(10.9)
Pinterest, Inc., Class A	(4,494)	(87,543)	(10.5)
PPG Industries, Inc.	(1,433)	(185,273)	(22.3)
PPL Corp.	(12,065)	(350,850)	(42.1)
Principal Financial Group, Inc.	(3,970)	(265,752)	(31.9)
Procore Technologies, Inc.	(1,762)	(91,095)	(10.9)
Progyny, Inc.	(471)	(14,380)	(1.7)
Prosperity Bancshares, Inc.	(8,408)	(622,949)	(74.8)
Pure Storage, Inc., Class A	(9,903)	(280,750)	(33.7)
PVH Corp.	(2,825)	(174,924)	(21.0)
QUALCOMM, Inc.	(4,084)	(592,425)	(71.2)
Qualtrics International, Inc., Class A	(15,493)	(197,536)	(23.7)
R1 RCM, Inc.	(20,654)	(516,350)	(62.0)
Rapid7, Inc.	(222)	(14,201)	(1.7)
Raymond James Financial, Inc.	(2,615)	(257,499)	(30.9)
Rayonier, Inc.	(6,646)	(250,887)	(30.1)
Raytheon Technologies Corp.	(502)	(46,791)	(5.6)
RBC Bearings, Inc.	(2,540)	(599,440)	(72.0)
Red Rock Resorts, Inc., Class A	(1,412)	(55,534)	(6.7)
Regions Financial Corp.	(6,072)	(128,605)	(15.4)
Republic Services Inc.	(1,617)	(224,213)	(26.9)
RH	(620)	(173,247)	(20.8)
Robert Half International, Inc.	(2,211)	(174,979)	(21.0)
RPM International, Inc.	(5,218)	(471,707)	(56.7)
Scientific Games Corp.	(7,244)	(369,009)	(44.3)
Scotts Miracle-Gro Co.	(452)	(40,205)	(4.8)
Seagate Technology Holdings PLC	(5,307)	(424,454)	(51.0)
SeaWorld Entertainment, Inc.	(2,976)	(142,044)	(17.1)
SEI Investments Co.	(22,168)	(1,227,220)	(147.4)
Sempra Energy	(22)	(3,648)	(0.4)
Sensata Technologies Holding PLC	(8,245)	(366,655)	(44.0)
SentinelOne, Inc., Class A	(3,700)	(91,945)	(11.0)
Shockwave Medical, Inc.	(59)	(12,445)	(1.5)
Simon Property Group, Inc.	(5,238)	(569,056)	(68.3)
SiTime Corp.	(285)	(53,004)	(6.4)
Skechers USA, Inc., Class A	(36,408)	(1,382,048)	(166.0)
SL Green Realty Corp.	(1,423)	(70,652)	(8.5)
SLM Corp.	(14,251)	(222,316)	(26.7)
Smartsheet, Inc., Class A	(520)	(15,631)	(1.9)
Southwest Airlines Co.	(2,803)	(106,850)	(12.8)
Spire, Inc.	(176)	(13,242)	(1.6)
Spirit AeroSystems Holdings, Inc., Class A	(1,526)	(50,083)	(6.0)

Security	Shares	Value	% of Basket Value

United States (continued)
SS&C Technologies Holdings, Inc.	(3,176)	$(187,924)	(22.6)%
Stanley Black & Decker, Inc.	(2,801)	(272,621)	(32.7)
State Street Corp.	(4,215)	(299,434)	(36.0)
Steel Dynamics, Inc.	(854)	(66,510)	(8.0)
SVB Financial Group	(738)	(297,820)	(35.8)
Synaptics, Inc.	(129)	(18,699)	(2.2)
Synovus Financial Corp.	(1,472)	(59,439)	(7.1)
T Rowe Price Group, Inc.	(4,113)	(507,832)	(61.0)
Tapestry, Inc.	(4,100)	(137,883)	(16.6)
TD SYNNEX Corp.	(1,261)	(126,630)	(15.2)
Tenet Healthcare Corp.	(367)	(24,266)	(2.9)
Teradata Corp.	(611)	(23,395)	(2.8)
Terreno Realty Corp.	(2,887)	(180,871)	(21.7)
Tetra Tech, Inc.	(701)	(107,442)	(12.9)
Thor Industries, Inc.	(6,361)	(536,423)	(64.4)
TJX Cos., Inc.	(7,734)	(473,011)	(56.8)
T-Mobile U.S., Inc.	(7,248)	(1,036,899)	(124.5)
Toast, Inc., Class A	(16,412)	(262,264)	(31.5)
Toro Co.	(605)	(52,024)	(6.3)
Tradeweb Markets, Inc., Class A	(294)	(20,733)	(2.5)
TransUnion	(4,894)	(387,752)	(46.6)
Travelers Cos., Inc.	(343)	(54,434)	(6.5)
Truist Financial Corp.	(17,924)	(904,624)	(108.6)
Twilio, Inc., Class A	(842)	(71,402)	(8.6)
U.S. Foods Holding Corp.	(1,596)	(50,274)	(6.0)
UFP Industries, Inc.	(1,136)	(104,751)	(12.6)
UGI Corp.	(3,325)	(143,507)	(17.2)
UiPath, Inc., Class A	(29,025)	(532,028)	(63.9)
Ulta Beauty, Inc.	(195)	(75,837)	(9.1)
Univar Solutions, Inc.	(497)	(13,439)	(1.6)
Universal Health Services, Inc., Class B	(1,035)	(116,406)	(14.0)
Unum Group	(610)	(19,636)	(2.4)
Vail Resorts, Inc.	(1,496)	(354,746)	(42.6)
Valley National Bancorp	(20,161)	(235,682)	(28.3)
Valmont Industries, Inc.	(1,005)	(272,837)	(32.8)
Vornado Realty Trust	(78,695)	(2,391,541)	(287.2)
Voya Financial, Inc.	(7,784)	(468,285)	(56.2)
Walgreens Boots Alliance, Inc.	(16,034)	(635,267)	(76.3)
Walt Disney Co.	(3,387)	(359,361)	(43.2)
Warner Bros Discovery, Inc.	(1,522)	(22,830)	(2.7)
Warner Music Group Corp., Class A	(3,211)	(96,330)	(11.6)
Wayfair, Inc., Class A	(4,766)	(256,935)	(30.9)
Webster Financial Corp.	(885)	(41,108)	(4.9)
Wendy’s Co.	(29,560)	(621,647)	(74.7)
Western Alliance Bancorp	(1,604)	(122,514)	(14.7)
Western Digital Corp.	(5,306)	(260,525)	(31.3)
Westlake Chemical Corp.	(5,916)	(575,863)	(69.2)
WEX, Inc.	(919)	(152,747)	(18.3)
Weyerhaeuser Co.	(34,498)	(1,252,967)	(150.5)
Wolfspeed, Inc.	(345)	(28,739)	(3.5)
Woodward, Inc.	(5,751)	(602,130)	(72.3)
Workiva, Inc.	(1,796)	(117,638)	(14.1)
WR Berkley Corp.	(5,832)	(364,675)	(43.8)
Wyndham Hotels & Resorts, Inc.	(2,129)	(147,774)	(17.8)
Wynn Resorts Ltd.	(6,523)	(414,080)	(49.7)
Ziff Davis, Inc.	(473)	(38,734)	(4.7)
Zillow Group, Inc.	(956)	(33,345)	(4.0)
Zimmer Biomet Holdings, Inc.	(12,575)	(1,388,154)	(166.7)
Zions Bancorp NA	(2,740)	(149,467)	(18.0)

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ZoomInfo Technologies, Inc., Class A	(2,178)	$(82,524)	(9.9)%
Zurn Water Solutions Corp.	(2,242)	(64,906)	(7.8)

		(94,872,099)

Uruguay
Globant SA	(2,204)	(439,125)	(52.7)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(560)	(35,775)	(4.3)
Porsche Automobil Holding SE	(5,064)	(366,541)	(44.0)

		(402,316)

Total Reference Entity — Short		(198,716,093)

Net Value of Reference Entity — Bank of America N.A		$832,654

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates February 15, 2023 and June 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	49,912	$103,104	(42.9)%
ARB Corp. Ltd.	1,577	37,031	(15.4)
Arena REIT	5,865	19,910	(8.3)
Aussie Broadband Ltd.	35,696	91,215	(38.0)
Australian Ethical Investment Ltd.	56,549	259,618	(108.0)
Blackmores Ltd.	814	44,450	(18.5)
Centuria Industrial REIT	54,584	121,785	(50.7)
Centuria Office REIT	56,717	74,318	(30.9)
Charter Hall Retail REIT	56,696	167,822	(69.8)
Charter Hall Social Infrastructure REIT	86,804	230,591	(96.0)
Coronado Global Resources, Inc.	67,626	67,276	(28.0)
Credit Corp. Group Ltd.	5,259	89,407	(37.2)
Dexus Industria REIT	35,266	74,517	(31.0)
DGL Group Ltd/Au	3,209	5,630	(2.3)
Dicker Data Ltd.	8,413	66,651	(27.7)
EML Payments Ltd.	9,408	6,990	(2.9)
Growthpoint Properties Australia Ltd.	30,742	81,700	(34.0)
GWA Group Ltd.	59,588	86,906	(36.2)
Imdex Ltd.	122,844	156,404	(65.1)
Ingenia Communities Group	10,313	33,816	(14.1)
Johns Lyng Group Ltd.	41,933	222,926	(92.8)
Jumbo Interactive Ltd.	10,560	107,018	(44.5)
Kogan.com Ltd.	7,444	24,095	(10.0)
Lifestyle Communities Ltd.	8,291	98,771	(41.1)
Lovisa Holdings Ltd.	6,084	76,428	(31.8)
Monadelphous Group Ltd.	12,662	91,922	(38.3)
Nanosonics Ltd.	43,968	146,280	(60.9)
National Storage REIT	50,342	88,029	(36.6)
Netwealth Group Ltd.	5,113	46,451	(19.3)
Nine Entertainment Co. Holdings Ltd.	99,816	145,628	(60.6)
Objective Corp. Ltd.	8,957	96,182	(40.0)
Pendal Group Ltd.	58,084	196,714	(81.9)

Security	Shares	Value	% of Basket Value

Australia (continued)
Pinnacle Investment Management Group Ltd.	57,345	$407,192	(169.4)%
PolyNovo Ltd.	12,727	14,708	(6.1)
PWR Holdings Ltd.	5,134	30,171	(12.6)
Sandfire Resources Ltd.	19,393	62,584	(26.0)
SmartGroup Corp. Ltd.	3,130	15,165	(6.3)
St Barbara Ltd.	83,657	65,960	(27.4)
Tassal Group Ltd.	45,453	156,529	(65.1)
Technology One Ltd.	20,544	170,459	(70.9)
Waypoint REIT	78,446	144,505	(60.1)
Webjet Ltd.	41,917	152,729	(63.6)

		4,379,587

Austria
AT&S Austria Technologie & Systemtechnik AG	2,023	101,078	(42.1)
DO & Co. AG	374	31,248	(13.0)
EVN AG	3,307	77,997	(32.5)
Kontron AG	3,983	59,348	(24.7)
Oesterreichische Post AG	2,252	64,895	(27.0)
Palfinger AG	2,064	51,156	(21.3)
Porr Ag	976	12,125	(5.0)
Schoeller-Bleckmann Oilfield Equipment AG	673	38,481	(16.0)
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,041	23,900	(9.9)
Wienerberger AG	10,349	238,208	(99.1)

		698,436

Bahamas
OneSpaWorld Holdings Ltd.	9,828	70,860	(29.5)

Belgium
AGFA-Gevaert NV	15,873	57,431	(23.9)
Barco NV	3,035	79,521	(33.1)
Econocom Group SA	5,297	18,021	(7.5)
Euronav NV	25,289	345,290	(143.7)
Ion Beam Applications	213	3,718	(1.5)
Melexis NV	5,101	437,680	(182.1)

		941,661

Bermuda
Argo Group International Holdings Ltd.	3,730	122,307	(50.9)
Hafnia Ltd.	69,015	245,281	(102.1)
SiriusPoint Ltd.	20,771	90,977	(37.8)

		458,565

Canada
Aecon Group, Inc.	14,405	124,865	(52.0)
Altius Minerals Corp.	15,625	223,171	(92.9)
Boardwalk Real Estate Investment Trust	6,618	252,410	(105.0)
Bombardier, Inc.	10,611	177,409	(73.8)
BSR Real Estate Investment Trust	6,458	107,978	(44.9)
Canaccord Genuity Group, Inc.	850	6,605	(2.8)
Canada Goose Holdings, Inc.	9,346	183,191	(76.2)
Canadian Western Bank	7,817	157,921	(65.7)
Celestica Inc.	1,352	14,243	(5.9)
CT Real Estate Investment Trust	17,086	226,826	(94.4)
DREAM Unlimited Corp., Class A	551	14,199	(5.9)
Eldorado Gold Corp.	53,760	330,398	(137.5)
Enerflex Ltd.	6,040	27,829	(11.6)
Enghouse Systems Ltd.	3,405	87,216	(36.3)
EQB, Inc.	8,244	357,881	(148.9)
Evertz Technologies Ltd.	7,733	87,865	(36.6)
First National Financial Corp.	1,026	30,030	(12.5)
Headwater Exploration, Inc.	2,000	9,699	(4.0)

19

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Home Capital Group Inc.	2,447	$49,951	(20.8)%
Hudbay Minerals Inc.	6,886	26,510	(11.0)
Jamieson Wellness Inc.	829	24,082	(10.0)
Kelt Exploration Ltd.	26,312	141,366	(58.8)
Killam Apartment Real Estate Investment Trust	1,871	26,285	(10.9)
Labrador Iron Ore Royalty Corp.	2,217	48,995	(20.4)
Morguard North American Residential Real Estate Investment Trust	437	5,781	(2.4)
Mullen Group Ltd.	3,137	35,766	(14.9)
NFI Group Inc.	1,091	11,749	(4.9)
NorthWest Healthcare Properties Real Estate Investment Trust	28,849	296,251	(123.3)
Novagold Resources, Inc.	71,809	349,919	(145.6)
Osisko Mining, Inc.	5,046	11,191	(4.7)
Pason Systems, Inc.	7,693	92,397	(38.4)
PrairieSky Royalty Ltd.	1,446	21,218	(8.8)
Precision Drilling Corp.	5,948	405,405	(168.7)
Premium Brands Holdings Corp.	1,402	112,648	(46.9)
Richelieu Hardware Ltd.	1,777	53,773	(22.4)
Rogers Sugar, Inc.	11,278	56,982	(23.7)
Sandstorm Gold Ltd.	16,364	97,375	(40.5)
Seabridge Gold Inc.	7,275	99,818	(41.5)
Secure Energy Services Inc.	1,489	7,465	(3.1)
Sierra Wireless Inc.	2,118	52,762	(22.0)
Silvercorp Metals Inc.	27,193	72,200	(30.0)
Slate Grocery REIT, Class U	11,633	134,630	(56.0)
Spin Master Corp.	419	15,617	(6.5)
SunOpta, Inc.	12,508	110,472	(46.0)
Topaz Energy Corp.	23,616	413,471	(172.0)
Trican Well Service Ltd.	2,632	7,790	(3.2)
Tucows, Inc., Class A	1,946	90,041	(37.5)
Westshore Terminals Investment Corp.	331	8,770	(3.7)

		5,300,416

China
Stadler Rail AG	1,598	51,753	(21.5)

Denmark
ALK-Abello A/S	2,397	47,858	(19.9)
Alm Brand A/S	5,006	7,533	(3.1)
D/S Norden A/S	4,718	205,882	(85.7)
FLSmidth & Co. A/S	9,059	248,826	(103.5)
INVISIO AB	310	5,058	(2.1)
NKT A/S	1,317	67,477	(28.1)
Per Aarsleff Holding A/S	4,729	145,436	(60.5)

		728,070

Finland
Cargotec OYJ, B Shares	8,598	304,084	(126.5)
Konecranes OYJ	3,089	82,936	(34.5)
Musti Group OYJ	3,621	75,050	(31.2)
Rovio Entertainment OYJ	5,605	38,016	(15.8)
Talenom OYJ	344	3,942	(1.7)
Tokmanni Group Corp.	6,422	84,477	(35.2)
Uponor OYJ	4,297	64,692	(26.9)
YIT OYJ	68,761	233,899	(97.3)

		887,096

France
Alten SA	599	81,129	(33.8)
Cie des Alpes	2,759	48,440	(20.2)
Coface SA	1,864	19,521	(8.1)
Elior Group SA	3,186	10,354	(4.3)

Security	Shares	Value	% of Basket Value

France (continued)
Esker SA	526	$79,011	(32.9)%
ID Logistics Group	446	144,409	(60.1)
Imerys SA	2,374	80,446	(33.5)
Korian SA	737	10,905	(4.5)
Nexans SA	1,112	106,802	(44.4)
Nexity SA	6,596	162,095	(67.4)
SES-imagotag SA	268	26,033	(10.8)
SMCP SA	18,009	98,056	(40.8)
Vicat SA	9,518	248,151	(103.3)
Vilmorin & Cie SA	77	3,183	(1.3)
Virbac SA	116	42,845	(17.8)
Wavestone	325	16,971	(7.1)

		1,178,351

Germany
Adesso SE	908	157,316	(65.5)
Atoss Software AG	684	107,930	(44.9)
Bilfinger SE	16,930	511,583	(212.9)
CANCOM SE	6,865	234,679	(97.6)
Datagroup SE	179	13,645	(5.7)
Dermapharm Holding SE	603	33,972	(14.1)
Deutsche Pfandbriefbank AG	24,273	224,363	(93.3)
Deutz AG	19,036	79,473	(33.1)
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,371	149,480	(62.2)
ElringKlinger AG	11,713	93,748	(39.0)
flatexDEGIRO AG	3,193	32,477	(13.5)
GFT Technologies SE	3,421	154,612	(64.3)
Heidelberger Druckmaschinen AG	5,008	7,686	(3.2)
Hypoport AG	192	39,908	(16.6)
Krones AG	1,180	102,814	(42.8)
Nagarro SE	871	102,149	(42.5)
Norma Group SE	4,043	75,426	(31.4)
Pfeiffer Vacuum Technology AG	308	48,698	(20.3)
PVA TePla AG	340	7,427	(3.1)
Secunet Security Networks AG	57	16,488	(6.9)
Sirius Real Estate Ltd.	53,521	62,298	(25.9)
Software AG	1,000	27,016	(11.2)
Steico SE	1,047	85,566	(35.6)
Suedzucker AG	2,641	37,258	(15.5)
TAG Immobilien AG	27,694	306,691	(127.6)
TBC Bank Group PLC	585	9,831	(4.1)
Vitesco Technologies Group AG	4,061	220,874	(91.9)

		2,943,408

Hong Kong
Cowell e Holdings, Inc.	5,000	8,783	(3.7)
EC Healthcare	60,000	51,577	(21.5)
Health & Happiness H&H International Holdings Ltd.	137,000	164,745	(68.5)
Luk Fook Holdings International Ltd.	28,000	68,366	(28.4)
Melco Resorts & Entertainment Ltd.	17,963	92,509	(38.5)
Nissin Foods Co. Ltd.	127,000	92,333	(38.4)
SA Sa International Holdings Ltd.	384,000	63,574	(26.5)

		541,887

Indonesia
Bumitama Agri Ltd.	66,900	29,057	(12.1)

Ireland
Cimpress PLC	627	25,199	(10.5)
Dalata Hotel Group PLC	12,671	46,689	(19.4)
Grafton Group PLC	51,947	537,312	(223.6)
Keywords Studios PLC	11,449	351,987	(146.5)

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Ireland (continued)
Origin Enterprises PLC	4,826	$19,592	(8.2)%
Prothena Corp. PLC	4,862	151,014	(62.8)
Uniphar PLC	21,403	70,765	(29.4)

		1,202,558

Israel
Cognyte Software Ltd.	2,888	13,025	(5.4)
FIBI Holdings Ltd.	180	8,370	(3.5)
Fiverr International Ltd.	336	10,779	(4.5)
Hilan Ltd.	769	44,807	(18.6)
Israel Canada T.R Ltd.	7,021	27,118	(11.3)
Isras Investment Co. Ltd.	222	43,935	(18.3)
Matrix IT Ltd.	3,942	100,178	(41.7)
Neto Malinda Trading Ltd.	1,498	56,528	(23.5)
Nova Measuring Instruments Ltd.	624	66,271	(27.6)
Radware Ltd.	4,179	96,660	(40.2)
Retailors Ltd.	283	6,398	(2.7)
Sella Capital Real Estate Ltd.	9,560	28,355	(11.8)
Summit Real Estate Holdings Ltd.	338	6,159	(2.6)
Taboola.com Ltd.	16,559	43,385	(18.0)
Tadiran Holdings Ltd.	50	7,736	(3.2)
YH Dimri Construction & Development Ltd.	508	42,382	(17.6)

		602,086

Italy
Banca IFIS SpA	1,204	16,199	(6.7)
Biesse SpA	3,671	52,350	(21.8)
Brunello Cucinelli SpA	1,406	81,715	(34.0)
Datalogic SpA	10,266	80,005	(33.3)
El.En. SpA	1,217	18,276	(7.6)
Esprinet SpA	822	5,950	(2.5)
Iren SpA	7,014	13,218	(5.5)
Maire Tecnimont SpA	30,777	85,470	(35.6)
Pharmanutra SpA	719	49,487	(20.6)
Saipem SpA	92,221	76,718	(31.9)
Sanlorenzo SpA/Ameglia	1,494	52,012	(21.6)
Seco SpA	1,018	6,614	(2.8)
Tinexta SpA	1,953	48,634	(20.2)
Webuild SpA	163,701	252,642	(105.1)
Wiit SpA	2,922	59,879	(24.9)

		899,169

Ivory Coast
Fabrinet	395	37,944	(15.8)

Japan
Aeon Delight Co. Ltd.	18,400	398,227	(165.7)
Ai Holdings Corp.	19,700	249,384	(103.8)
Anicom Holdings Inc.	22,000	112,963	(47.0)
AOKI Holdings, Inc.	1,300	6,400	(2.7)
Arata Corp.	4,100	126,743	(52.7)
Arcland Service Holdings Co. Ltd.	21,600	345,512	(143.8)
Arcs Co. Ltd.	3,500	55,777	(23.2)
ARTERIA Networks Corp.	4,900	46,796	(19.5)
Avex Group Holdings Inc.	14,400	165,078	(68.7)
Bell System24 Holdings, Inc.	21,700	251,641	(104.7)
Bengo4.com, Inc.	1,500	43,261	(18.0)
Bunka Shutter Co. Ltd.	6,700	52,007	(21.6)
Canon Electronics, Inc.	17,200	215,296	(89.6)
Change, Inc.	700	10,603	(4.4)
Chudenko Corp.	3,000	48,177	(20.0)
Comture Corp.	19,000	429,057	(178.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Create SD Holdings Co. Ltd.	11,600	$268,703	(111.8)%
Cybozu, Inc.	2,900	25,059	(10.4)
Daihen Corp.	300	9,450	(3.9)
Daiho Corp.	1,100	35,349	(14.7)
Daiken Corp.	9,900	145,082	(60.4)
Daiseki Co. Ltd.	6,200	184,307	(76.7)
Digital Arts, Inc.	3,300	163,356	(68.0)
Dip Corp.	900	24,176	(10.1)
Direct Marketing MiX, Inc.	13,700	213,282	(88.7)
Doshisha Co. Ltd.	17,400	206,758	(86.0)
Doutor Nichires Holdings Co. Ltd.	29,400	367,444	(152.9)
Earth Corp.	1,700	68,232	(28.4)
Eiken Chemical Co. Ltd.	3,500	51,773	(21.5)
Eizo Corp.	400	11,188	(4.7)
Elan Corp.	28,000	248,116	(103.2)
FCC Co. Ltd.	25,500	271,519	(113.0)
Fuji Machine Manufacturing Co. Ltd.	21,100	326,989	(136.1)
Fuji Seal International, Inc.	25,800	298,956	(124.4)
Fujimi, Inc.	10,200	454,352	(189.1)
Fujimori Kogyo Co. Ltd.	300	8,012	(3.3)
Fukuoka REIT Corp.	33	42,824	(17.8)
FULLCAST Holdings Co. Ltd.	5,800	102,656	(42.7)
Funai Soken Holdings, Inc.	23,300	410,752	(170.9)
Fuso Chemical Co. Ltd.	6,400	164,061	(68.3)
Giken Ltd.	5,100	126,651	(52.7)
Gunma Bank Ltd.	66,000	189,378	(78.8)
Gunze Ltd.	5,900	171,935	(71.5)
H2O Retailing Corp.	9,000	67,684	(28.2)
Halows Co. Ltd.	3,700	87,163	(36.3)
Hazama Ando Corp.	25,600	172,333	(71.7)
Heiwado Co. Ltd.	3,400	51,141	(21.3)
Hitachi Zosen Corp.	6,600	41,303	(17.2)
Hoshino Resorts REIT, Inc.	15	73,470	(30.6)
IBJ Leasing Co. Ltd.	9,500	236,515	(98.4)
Ichigo Office REIT Investment Corp.	36	23,150	(9.6)
IDOM, Inc.	6,600	40,119	(16.7)
Infocom Corp.	13,700	220,175	(91.6)
Infomart Corp.	99,800	352,270	(146.6)
Invincible Investment Corp.	385	121,114	(50.4)
Iriso Electronics Co. Ltd.	7,200	162,056	(67.4)
JAC Recruitment Co. Ltd.	2,000	29,522	(12.3)
Jafco Co. Ltd.	18,400	250,235	(104.1)
Japan Elevator Service Holdings Co. Ltd.	15,600	186,695	(77.7)
Japan Excellent, Inc.	123	117,013	(48.7)
Japan Lifeline Co. Ltd.	52,800	393,947	(163.9)
Japan Petroleum Exploration Co. Ltd.	4,700	124,016	(51.6)
Japan Pulp & Paper Co. Ltd.	300	9,385	(3.9)
JCU Corp.	3,100	83,113	(34.6)
JINS Inc.	8,700	249,119	(103.7)
Juroku Financial Group, Inc.	3,400	63,817	(26.6)
Kanamoto Co. Ltd.	20,500	315,637	(131.3)
Kanematsu Corp.	7,800	81,309	(33.8)
Keihanshin Building Co. Ltd.	3,300	32,469	(13.5)
Kissei Pharmaceutical Co. Ltd.	12,400	262,895	(109.4)
Kitz Corp.	2,100	11,091	(4.6)
KOMEDA Holdings Co. Ltd.	7,000	119,974	(49.9)
Konoike Transport Co. Ltd.	24,700	239,770	(99.8)
Kumagai Gumi Co. Ltd.	9,300	197,873	(82.3)
Kumiai Chemical Industry Co. Ltd.	3,600	26,928	(11.2)
Kyokuto Kaihatsu Kogyo Co. Ltd.	30,000	327,637	(136.3)
Kyoritsu Maintenance Co. Ltd.	1,400	53,924	(22.4)

21

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Life Corp.	4,200	$81,412	(33.9)%
LITALICO, Inc.	7,900	149,777	(62.3)
M&A Capital Partners Co. Ltd.	4,900	137,331	(57.1)
Maeda Kosen Co. Ltd.	16,200	378,525	(157.5)
Mandom Corp.	23,100	282,018	(117.3)
Maruzen Showa Unyu Co. Ltd.	2,200	54,213	(22.6)
Matsuda Sangyo Co. Ltd.	2,800	42,656	(17.7)
Maxell Ltd.	4,400	46,023	(19.2)
Megachips Corp.	2,200	55,115	(22.9)
Megmilk Snow Brand Co. Ltd.	3,400	47,338	(19.7)
Milbon Co. Ltd.	14,200	572,688	(238.3)
Mirait Holdings Corp.	17,800	222,326	(92.5)
Mitsubishi Pencil Co. Ltd.	10,500	111,876	(46.6)
Mitsubishi Research Institute, Inc.	1,200	39,645	(16.5)
Mixi, Inc.	7,200	126,745	(52.7)
Mochida Pharmaceutical Co. Ltd.	1,500	36,825	(15.3)
Monogatari Corp.	5,400	237,819	(99.0)
Morita Holdings Corp.	13,300	134,793	(56.1)
MOS Food Services, Inc.	4,300	110,588	(46.0)
Nakanishi, Inc.	13,300	250,307	(104.2)
Nextage Co. Ltd.	12,400	274,277	(114.1)
Nichiha Corp.	4,700	97,096	(40.4)
Nichi-Iko Pharmaceutical Co. Ltd.	9,100	24,591	(10.2)
Nihon Parkerizing Co. Ltd.	11,200	80,696	(33.6)
Nippon Ceramic Co. Ltd.	6,800	106,991	(44.5)
Nippon Gas Co. Ltd.	3,700	55,554	(23.1)
Nippon Paper Industries Co. Ltd.	22,600	163,898	(68.2)
Nippon Parking Development Co. Ltd.	5,100	6,484	(2.7)
NIPPON REIT Investment Corp.	31	87,358	(36.3)
Nippon Soda Co. Ltd.	1,700	53,746	(22.4)
Nissan Shatai Co. Ltd.	36,700	179,831	(74.8)
Nomura Co. Ltd.	23,300	154,648	(64.3)
Noritsu Koki Co. Ltd.	1,900	34,033	(14.2)
NS United Kaiun Kaisha Ltd.	1,900	57,201	(23.8)
NSD Co. Ltd.	2,900	54,475	(22.7)
Obara Group, Inc.	8,000	180,566	(75.1)
Okamura Corp.	19,000	189,620	(78.9)
Oki Electric Industry Co. Ltd.	77,000	444,881	(185.1)
Okinawa Cellular Telephone Co.	2,600	105,857	(44.0)
Okumura Corp.	4,300	95,590	(39.8)
Osaka Organic Chemical Industry Ltd.	9,200	172,878	(71.9)
Outsourcing, Inc.	14,400	129,538	(53.9)
Prestige International Inc.	42,000	218,604	(91.0)
Relia, Inc.	900	7,507	(3.1)
Round One Corp.	700	7,889	(3.3)
Saizeriya Co. Ltd.	4,100	83,349	(34.7)
Sakai Moving Service Co. Ltd.	5,700	211,814	(88.1)
Samty Residential Investment Corp.	21	20,031	(8.3)
Sato Holdings Corp.	18,200	272,420	(113.4)
Seiren Co. Ltd.	9,300	142,053	(59.1)
Sekisui Jushi Corp.	3,200	41,820	(17.4)
Seria Co. Ltd.	1,300	25,895	(10.8)
Shibaura Machine Co. Ltd.	1,400	29,967	(12.5)
Shizuoka Gas Co. Ltd.	7,000	49,669	(20.7)
Shoei Co. Ltd.	7,300	313,490	(130.4)
Siix Corp.	18,600	135,652	(56.4)
Sosei Group Corp.	7,100	76,650	(31.9)
S-Pool, Inc.	62,000	513,294	(213.6)
Star Asia Investment Corp.	56	24,987	(10.4)
Strike Co. Ltd.	13,600	399,402	(166.2)
Sumitomo Mitsui Construction Co. Ltd.	93,700	318,464	(132.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	4,100	$108,335	(45.1)%
Sumitomo Warehouse Co. Ltd.	6,200	97,848	(40.7)
Systena Corp.	50,700	173,864	(72.3)
Taikisha Ltd.	4,700	116,336	(48.4)
Takamatsu Construction Group Co. Ltd.	14,700	234,993	(97.8)
Takara Leben Real Estate Investment Corp.	43	37,433	(15.6)
Takasago Thermal Engineering Co. Ltd.	1,000	12,719	(5.3)
Takuma Co. Ltd.	15,500	163,985	(68.2)
Toa Corp/Tokyo	7,200	140,546	(58.5)
Toho Titanium Co. Ltd.	9,600	161,787	(67.3)
Tokai Corp/Gifu	1,200	16,078	(6.7)
Tokai Rika Co. Ltd.	700	7,704	(3.2)
Token Corp.	4,400	293,850	(122.3)
Tokuyama Corp.	2,300	31,095	(12.9)
Tokyotokeiba Co. Ltd.	5,800	179,659	(74.8)
Tokyu Construction Co. Ltd.	54,700	259,460	(108.0)
Tokyu REIT, Inc.	45	65,789	(27.4)
Topcon Corp.	1,300	18,374	(7.6)
Toridoll Holdings Corp.	2,400	46,621	(19.4)
Tosei Corp.	4,700	45,137	(18.8)
Tosho Co. Ltd.	5,800	60,295	(25.1)
Totetsu Kogyo Co. Ltd.	8,500	152,121	(63.3)
Towa Pharmaceutical Co. Ltd.	900	17,123	(7.1)
Toyo Construction Co. Ltd.	6,600	43,054	(17.9)
Toyo Gosei Co. Ltd.	1,100	67,625	(28.1)
Toyo Ink SC Holdings Co. Ltd.	16,800	244,858	(101.9)
Toyobo Co. Ltd.	11,800	91,715	(38.2)
Tri Chemical Laboratories Inc.	10,600	180,528	(75.1)
Trusco Nakayama Corp.	40,900	582,062	(242.2)
Trust Tech Inc.	11,300	135,602	(56.4)
TV Asahi Holdings Corp.	9,200	103,340	(43.0)
United Arrows Ltd.	1,100	14,570	(6.1)
Universal Entertainment Corp.	2,300	25,029	(10.4)
UT Group Co. Ltd.	1,500	29,212	(12.2)
ValueCommerce Co. Ltd.	8,400	174,795	(72.7)
Vector, Inc.	6,300	57,503	(23.9)
Vision, Inc.	7,100	62,284	(25.9)
Wacom Co. Ltd.	18,300	120,064	(50.0)
Wakita & Co. Ltd.	20,200	167,436	(69.7)
Weathernews Inc.	3,400	198,588	(82.6)
Workman Co. Ltd.	3,200	153,737	(64.0)
YA-MAN Ltd.	10,100	117,944	(49.1)
Yellow Hat Ltd.	25,700	336,227	(139.9)
Yokogawa Bridge Holdings Corp.	26,300	380,080	(158.1)
Yuasa Trading Co. Ltd.	3,500	95,043	(39.5)
Yurtec Corp.	8,100	44,319	(18.4)
Zojirushi Corp.	7,400	82,151	(34.2)
Zuken, Inc.	9,100	232,297	(96.7)

		26,914,145

Jersey
Centamin PLC	239,289	241,938	(100.7)

Luxembourg
Millicom International Cellular SA, SDR, SDR	18,723	294,402	(122.5)
Orion Engineered Carbons SA	2,418	41,807	(17.4)
Perimeter Solutions SA	7,714	89,097	(37.1)
SES SA	3,715	28,036	(11.6)

		453,342

Netherlands
Arcadis NV	804	29,728	(12.3)
Basic-Fit NV	5,210	211,305	(87.9)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Merus NV	355	$8,584	(3.6)%
TomTom NV	16,267	147,049	(61.2)
uniQure NV	6,577	166,727	(69.4)
Wereldhave NV	6,167	93,424	(38.9)

		656,817

New Zealand
a2 Milk Co. Ltd.	46,352	145,647	(60.6)
Summerset Group Holdings Ltd.	19,685	132,702	(55.2)

		278,349

Norway
Borregaard ASA	13,744	246,715	(102.6)
Elkem ASA	32,494	133,140	(55.4)
FLEX Liquified Natural Gas Ltd.	332	10,529	(4.4)
Grieg Seafood ASA	576	8,845	(3.7)
Scatec ASA	19,922	237,887	(99.0)
Selvaag Bolig ASA	13,392	56,878	(23.7)
SpareBank 1 Nord Norge	776	7,507	(3.1)
Wallenius Wilhelmsen Logistics	2,524	16,920	(7.0)

		718,421

Portugal
Greenvolt-Energias Renovaveis SA	842	7,605	(3.2)
Navigator Co. SA	14,482	59,766	(24.9)
REN - Redes Energeticas Nacionais SGPS SA	16,608	46,954	(19.5)

		114,325

Singapore
AIMS APAC REIT	99,100	99,802	(41.5)
Ascendas India Trust	53,100	44,677	(18.6)
Far East Hospitality Trust	298,400	138,380	(57.6)
First Resources Ltd.	109,400	109,530	(45.6)
Frasers Centrepoint Trust	8,700	14,702	(6.1)
Hour Glass Ltd.	6,900	11,109	(4.6)
Sasseur Real Estate Investment Trust	227,800	130,378	(54.2)
Sheng Siong Group Ltd.	62,800	72,745	(30.3)

		621,323

South Sandwich Islands
BMO Commercial Property Trust Ltd.	142,615	208,363	(86.7)
UK Commercial Property REIT Ltd.	559,639	525,376	(218.6)

		733,739

Spain
Almirall SA	8,982	86,720	(36.1)
eDreams ODIGEO SA	1,021	5,407	(2.2)
Ence Energia y Celulosa SA	62,099	205,710	(85.6)
Laboratorios Farmaceuticos Rovi SA	2,569	134,510	(56.0)
Melia Hotels International SA	74,470	469,699	(195.4)
Unicaja Banco SA	211,071	182,578	(76.0)

		1,084,624

Sweden
AcadeMedia AB	11,530	56,843	(23.7)
AddTech AB	34,848	596,551	(248.2)
AFRY AB	15,687	239,538	(99.7)
Arjo AB	15,237	83,701	(34.8)
Betsson AB	8,286	57,199	(23.8)
Bilia AB	2,758	38,969	(16.2)
Biotage AB	17,066	375,424	(156.2)
Bufab AB	2,152	64,926	(27.0)
Cloetta AB, Class B	78,181	156,483	(65.1)
Corem Property Group AB	67	90	(0.0)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Dios Fastigheter AB	6,887	$54,438	(22.7)%
Dometic Group AB	3,246	22,013	(9.2)
Fabege AB	12,830	131,698	(54.8)
Fortnox AB	4,230	24,121	(10.0)
GARO AB	1,619	28,289	(11.8)
HMS Networks AB	2,058	98,103	(40.8)
Hufvudstaden AB, A Shares	526	7,261	(3.0)
JM AB	5,948	110,380	(45.9)
Loomis AB	3,086	87,020	(36.2)
MIPS AB	3,753	200,784	(83.6)
NCC AB	4,406	45,757	(19.0)
Nolato AB	6,735	40,529	(16.9)
Nyfosa AB	9,845	91,918	(38.3)
Peab AB	22,805	155,586	(64.7)
Troax Group AB	1,025	21,791	(9.1)

		2,789,412

Switzerland
Bossard Holding AG	183	40,788	(17.0)
Burckhardt Compression Holding AG	781	352,835	(146.8)
Comet Holding AG	986	181,850	(75.7)
Daetwyler Holding AG	112	27,301	(11.4)
Ferrexpo PLC	3,398	6,163	(2.6)
Gurit Holding AG	1,400	170,564	(71.0)
Inficon Holding AG	68	56,750	(23.6)
IWG PLC	247,288	579,936	(241.3)
Kardex Holding AG	360	72,191	(30.0)
Medartis Holding AG	784	69,682	(29.0)
Metall Zug AG	11	22,246	(9.2)
Meyer Burger Technology AG	18,894	11,234	(4.7)
Sulzer AG	3,676	246,418	(102.5)
Swissquote Group Holding SA	1,326	161,207	(67.1)
u-Blox Holding AG	1,487	174,069	(72.4)
Ypsomed Holding AG	2,180	309,412	(128.7)

		2,482,646

Ukraine
Network International Holdings PLC	12,415	30,359	(12.6)

United Kingdom
AJ Bell PLC	6,334	24,371	(10.1)
Alpha FX Group PLC	392	8,688	(3.6)
Ascential PLC	62,967	225,121	(93.7)
Babcock International Group PLC	52,329	218,845	(91.1)
Balfour Beatty PLC	18,411	62,913	(26.2)
Bodycote PLC	5,444	39,826	(16.6)
boohoo Group PLC	29,195	23,856	(9.9)
Bytes Technology Group PLC	31,967	176,437	(73.4)
Capital & Counties Properties PLC	60,797	110,142	(45.8)
Chemring Group PLC	22,751	96,285	(40.1)
Clarkson PLC	1,749	73,550	(30.6)
CLS Holdings PLC	20,585	50,862	(21.2)
Coats Group PLC	60,080	54,337	(22.6)
ContourGlobal PLC	20,733	64,956	(27.0)
Craneware PLC	6,871	157,309	(65.5)
Cranswick PLC	807	32,824	(13.7)
Dunelm Group PLC	10,768	111,960	(46.6)
Fevertree Drinks PLC	9,742	127,641	(53.1)
Gamma Communications PLC	2,660	36,080	(15.0)
GB Group PLC	28,859	178,580	(74.3)
Go-Ahead Group PLC	1,175	21,229	(8.8)
Hammerson PLC	3,012,977	919,869	(382.8)
Helical PLC	6,351	30,164	(12.6)

23

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Hill & Smith Holdings PLC	6,708	$107,824	(44.9)%
Hotel Chocolat Group Ltd.	4,319	7,258	(3.0)
Hunting PLC	42,791	112,559	(46.8)
Impax Asset Management Group PLC	7,032	61,744	(25.7)
IntegraFin Holdings PLC	54,274	180,836	(75.2)
Judges Scientific PLC	2,392	248,186	(103.3)
Jupiter Fund Management PLC	74,394	114,227	(47.5)
Kainos Group PLC	3,049	50,683	(21.1)
Lancashire Holdings Ltd.	104,999	571,999	(238.0)
Learning Technologies Group PLC	49,425	80,052	(33.3)
Luceco PLC	49,332	65,564	(27.3)
Luxfer Holdings PLC	2,077	33,938	(14.1)
Micro Focus International PLC	41,382	144,159	(60.0)
Mitchells & Butlers PLC	4,804	10,148	(4.2)
Morgan Advanced Materials PLC	47,300	183,462	(76.3)
Morgan Sindall Group PLC	305	7,562	(3.1)
National Express Group PLC	126,048	282,398	(117.5)
Next Fifteen Communications Group PLC	2,071	25,931	(10.8)
Ninety One PLC	66,862	167,083	(69.5)
OSB Group PLC	2,085	13,394	(5.6)
PZ Cussons PLC	7,563	19,405	(8.1)
Redrow PLC	13,677	96,705	(40.2)
Restaurant Group PLC	202,433	125,500	(52.2)
RWS Holdings PLC	35,070	163,743	(68.1)
Safestore Holdings PLC	10,790	150,247	(62.5)
SIG PLC	199,367	88,721	(36.9)
Smart Metering Systems PLC	20,804	238,832	(99.4)
Softcat PLC	9,925	169,323	(70.5)
Spire Healthcare Group PLC	7,777	22,569	(9.4)
Spirent Communications PLC	37,655	129,521	(53.9)
SThree PLC	30,136	138,415	(57.6)
Team17 Group PLC	2,559	13,684	(5.7)
TechnipFMC PLC	43,296	350,265	(145.7)
Telecom Plus PLC	489	13,442	(5.6)
TP ICAP Group PLC	10,973	15,902	(6.6)
Trainline PLC	13,294	64,143	(26.7)
Vesuvius PLC	41,103	180,099	(74.9)
Watkin Jones PLC	12,038	32,252	(13.4)
Wickes Group PLC	72,623	120,544	(50.2)
Workspace Group PLC	4,931	35,442	(14.8)
YouGov PLC	13,535	180,488	(75.1)

		7,664,094

United States
1-800-Flowers.com, Inc., Class A	8,043	80,189	(33.4)
2U, Inc.	7,786	76,225	(31.7)
8x8, Inc.	59,531	291,107	(121.1)
A10 Networks, Inc.	9,270	138,216	(57.5)
Acadia Pharmaceuticals, Inc.	8,622	126,657	(52.7)
Acadia Realty Trust	7,427	127,225	(52.9)
ACCO Brands Corp.	23,245	166,667	(69.3)
ACI Worldwide, Inc.	15,849	452,172	(188.1)
Adaptive Biotechnologies Corp.	1,234	11,303	(4.7)
Addus HomeCare Corp.	2,032	188,590	(78.5)
Adtalem Global Education, Inc.	2,394	95,999	(39.9)
AdvanSix, Inc.	5,429	213,305	(88.8)
Advantage Solutions, Inc.	5,802	25,761	(10.7)
AerSale Corp.	1,056	18,491	(7.7)
Agios Pharmaceuticals, Inc.	13,650	294,430	(122.5)
Alarm.com Holdings, Inc.	276	19,533	(8.1)
Albireo Pharma, Inc.	923	19,189	(8.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Alector, Inc.	9,045	$92,440	(38.5)%
Alexander & Baldwin, Inc.	4,344	86,489	(36.0)
Alignment Healthcare, Inc.	3,141	46,110	(19.2)
Allegiant Travel Co.	1,876	216,322	(90.0)
Allegro MicroSystems, Inc.	1,957	48,592	(20.2)
ALLETE, Inc.	1,101	68,339	(28.4)
Allogene Therapeutics, Inc.	13,975	181,395	(75.5)
Allscripts Healthcare Solutions, Inc.	1,140	18,035	(7.5)
Alpha Metallurgical Resources, Inc.	425	58,123	(24.2)
Alphatec Holdings, Inc.	3,711	27,981	(11.6)
Alto Ingredients, Inc.	12,271	52,765	(22.0)
Altra Industrial Motion Corp.	8,033	335,217	(139.5)
Amalgamated Financial Corp.	2,927	67,555	(28.1)
American Assets Trust, Inc.	12,691	383,649	(159.6)
American Axle & Manufacturing Holdings, Inc.	2,931	26,115	(10.9)
American Software, Inc., Class A	532	9,512	(4.0)
American Vanguard Corp.	361	8,451	(3.5)
AMERISAFE, Inc.	1,469	66,928	(27.8)
Amicus Therapeutics, Inc.	8,653	86,184	(35.9)
Amneal Pharmaceuticals, Inc.	39,996	141,586	(58.9)
Amphastar Pharmaceuticals, Inc.	8,599	321,517	(133.8)
AnaptysBio, Inc.	1,059	22,175	(9.2)
Andersons, Inc.	3,760	135,999	(56.6)
Angi, Inc.	3,499	18,195	(7.6)
Anika Therapeutics, Inc.	4,161	97,201	(40.4)
Apogee Enterprises, Inc.	1,037	43,150	(18.0)
Arcosa, Inc.	154	7,940	(3.3)
Arcus Biosciences, Inc.	5,523	146,857	(61.1)
Ares Management Corp., Class A	1,192	85,407	(35.5)
Armada Hoffler Properties, Inc.	8,348	118,375	(49.3)
Artisan Partners Asset Management, Inc., Class A	1,173	46,638	(19.4)
Artivion, Inc.	6,560	128,576	(53.5)
Arvinas, Inc.	1,182	62,776	(26.1)
Assetmark Financial Holdings, Inc.	218	4,140	(1.7)
Associated Banc-Corp.	17,386	349,459	(145.4)
Assured Guaranty Ltd.	2,932	171,199	(71.2)
Astec Industries, Inc.	681	33,458	(13.9)
AtriCure, Inc.	1,784	88,147	(36.7)
Avanos Medical, Inc.	15,242	432,416	(179.9)
Avaya Holdings Corp.	23,355	20,987	(8.7)
Avid Bioservices, Inc.	1,614	31,715	(13.2)
Avidity Biosciences, Inc.	382	6,223	(2.6)
Avient Corp.	2,031	87,638	(36.5)
Avista Corp.	1,389	58,699	(24.4)
Axcelis Technologies, Inc.	2,877	202,339	(84.2)
Axos Financial, Inc.	8,954	373,919	(155.6)
AZZ, Inc.	1,583	67,341	(28.0)
B&G Foods, Inc.	7,968	196,889	(81.9)
Badger Meter, Inc.	1,018	97,921	(40.7)
Bandwidth, Inc., Class A	4,334	72,074	(30.0)
Bar Harbor Bankshares	1,722	49,886	(20.8)
Barnes Group, Inc.	2,301	77,820	(32.4)
Barrett Business Services, Inc.	1,746	142,456	(59.3)
Berry Corp.	17,081	145,872	(60.7)
BGC Partners, Inc., Class A	6,340	23,141	(9.6)
BJ’s Restaurants, Inc.	1,189	27,906	(11.6)
Blackbaud, Inc.	1,005	61,627	(25.6)
Bloom Energy Corp., Class A	8,571	173,391	(72.1)
Boise Cascade Co.	758	53,598	(22.3)
BOK Financial Corp.	3,098	272,717	(113.5)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Boot Barn Holdings, Inc.	1,787	$111,330	(46.3)%
Bread Financial Holdings, Inc.	6,556	259,683	(108.1)
Brigham Minerals, Inc., Class A	1,569	41,657	(17.3)
Brookdale Senior Living, Inc.	45,689	220,221	(91.6)
Buckle, Inc.	2,102	63,480	(26.4)
Byline Bancorp, Inc.	1,635	40,041	(16.7)
C4 Therapeutics, Inc.	2,882	27,782	(11.6)
Calavo Growers, Inc.	280	11,284	(4.7)
Calix, Inc.	593	33,825	(14.1)
Cal-Maine Foods, Inc.	5,936	303,389	(126.2)
Camden National Corp.	2,340	106,938	(44.5)
Cannae Holdings, Inc.	15,908	335,818	(139.7)
Capital City Bank Group, Inc.	1,203	38,965	(16.2)
Cara Therapeutics, Inc.	6,195	54,144	(22.5)
Cardiovascular Systems, Inc.	20,208	311,405	(129.6)
CareDx, Inc.	5,732	136,364	(56.7)
CareTrust REIT, Inc.	2,684	55,425	(23.1)
Carriage Services, Inc.	3,668	133,075	(55.4)
Casa Systems, Inc.	23,552	104,100	(43.3)
Catalyst Pharmaceuticals, Inc.	19,489	199,567	(83.0)
Cavco Industries, Inc.	71	18,303	(7.6)
CBIZ, Inc.	552	25,182	(10.5)
CBL & Associates Properties, Inc.	5,071	156,136	(65.0)
Centennial Resource Development, Inc., Class A	3,604	24,003	(10.0)
Central Garden & Pet Co., Class A	7,044	287,395	(119.6)
Century Aluminum Co.	6,822	53,826	(22.4)
Century Communities, Inc.	330	16,886	(7.0)
CEVA, Inc.	1,361	50,670	(21.1)
ChannelAdvisor Corp.	13,149	193,816	(80.6)
Chase Corp.	486	44,187	(18.4)
Chatham Lodging Trust	19,005	231,101	(96.2)
Cheesecake Factory, Inc.	7,975	233,109	(97.0)
Chegg, Inc.	22,450	478,185	(199.0)
Chico’s FAS, Inc.	3,157	15,848	(6.6)
Chimera Investment Corp.	36,901	386,353	(160.8)
Chord Energy Corp.	780	100,027	(41.6)
Chuy’s Holdings, Inc.	4,674	103,903	(43.2)
Cinemark Holdings, Inc.	23,781	435,906	(181.4)
Clean Energy Fuels Corp.	46,937	304,152	(126.6)
Clearwater Analytics Holdings, Inc.	702	8,972	(3.7)
Clearwater Paper Corp.	3,722	132,875	(55.3)
Clearway Energy, Inc., Class A	1,168	40,331	(16.8)
CNO Financial Group, Inc.	31,360	588,000	(244.7)
Coca-Cola Consolidated, Inc.	274	140,562	(58.5)
Codexis, Inc.	24,625	168,927	(70.3)
Coeur Mining, Inc.	16,406	52,663	(21.9)
Coherus Biosciences, Inc.	40,243	340,858	(141.8)
CommScope Holding Co., Inc.	3,537	31,939	(13.3)
CommVault Systems, Inc.	1,830	102,645	(42.7)
Compass Minerals International, Inc.	9,225	343,447	(142.9)
Comtech Telecommunications Corp.	2,233	25,947	(10.8)
ConnectOne Bancorp, Inc.	7,654	202,372	(84.2)
Corcept Therapeutics, Inc.	6,195	177,549	(73.9)
Corsair Gaming, Inc.	4,175	58,868	(24.5)
CorVel Corp.	796	131,252	(54.6)
Cowen, Inc., Class A	3,383	118,642	(49.4)
Cross Country Healthcare, Inc.	1,234	32,528	(13.5)
CrossFirst Bankshares, Inc.	6,111	83,843	(34.9)
CSW Industrials, Inc.	282	33,691	(14.0)
Dave & Buster’s Entertainment, Inc.	1,494	55,816	(23.2)
Deciphera Pharmaceuticals, Inc.	10,972	139,235	(57.9)
Delek U.S. Holdings, Inc.	5,272	140,552	(58.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Deluxe Corp.	10,403	$261,531	(108.8)%
Digital Turbine, Inc.	5,816	116,727	(48.6)
Dime Community Bancshares, Inc.	4,485	152,849	(63.6)
Diodes, Inc.	370	30,107	(12.5)
Diversified Healthcare Trust	19,332	33,444	(13.9)
Dorian LPG Ltd.	7,909	127,493	(53.0)
Duckhorn Portfolio, Inc.	4,361	79,981	(33.3)
Ducommun, Inc.	3,391	160,530	(66.8)
Dyne Therapeutics, Inc.	11,943	125,282	(52.1)
E2open Parent Holdings, Inc.	3,072	20,736	(8.6)
Eagle Bulk Shipping, Inc.	1,804	95,486	(39.7)
Earthstone Energy, Inc., Class A	455	6,456	(2.7)
Easterly Government Properties, Inc.	5,683	115,194	(47.9)
EchoStar Corp., Class A	14,325	283,062	(117.8)
Ecovyst, Inc.	33,755	345,314	(143.7)
Edgio, Inc.	11,467	29,012	(12.1)
Editas Medicine, Inc.	2,973	47,300	(19.7)
elf Beauty, Inc.	11,149	373,826	(155.5)
Emergent BioSolutions, Inc.	2,177	75,411	(31.4)
Enanta Pharmaceuticals, Inc.	3,034	167,325	(69.6)
Encore Wire Corp.	662	91,667	(38.1)
Endo International PLC	31,567	16,737	(7.0)
Energizer Holdings, Inc.	1,978	58,410	(24.3)
Energy Recovery, Inc.	6,076	135,069	(56.2)
EnPro Industries, Inc.	1,073	100,304	(41.7)
Ensign Group, Inc.	3,729	297,164	(123.6)
Equitrans Midstream Corp.	90,474	710,221	(295.5)
Esab Corp.	3,202	131,986	(54.9)
Essential Properties Realty Trust, Inc.	11,862	286,111	(119.0)
Ethan Allen Interiors, Inc.	11,825	271,857	(113.1)
Eventbrite, Inc., Class A	14,902	139,483	(58.0)
Everbridge, Inc.	1,288	32,380	(13.5)
Everi Holdings, Inc.	14,309	274,876	(114.4)
Evolent Health, Inc., Class A	5,908	200,813	(83.6)
EW Scripps Co., Class A	20,393	290,804	(121.0)
eXp World Holdings, Inc.	18,394	273,335	(113.7)
Extreme Networks, Inc.	5,045	65,989	(27.5)
Farmland Partners, Inc.	3,536	52,474	(21.8)
FARO Technologies, Inc.	194	6,309	(2.6)
FB Financial Corp.	1,850	79,273	(33.0)
FibroGen, Inc.	23,925	300,976	(125.2)
Financial Institutions, Inc.	2	53	(0.0)
First Advantage Corp.	8,039	112,787	(46.9)
First Bancshares, Inc.	17,228	499,612	(207.9)
First Busey Corp.	10,434	257,198	(107.0)
First Foundation, Inc.	15,266	317,838	(132.3)
First of Long Island Corp.	3,977	72,381	(30.1)
Flushing Financial Corp.	11,026	238,051	(99.1)
Flywire Corp.	4,759	111,646	(46.5)
Focus Financial Partners, Inc., Class A	3,006	121,533	(50.6)
Foot Locker, Inc.	4,506	127,835	(53.2)
Forma Therapeutics Holdings, Inc.	5,067	41,955	(17.5)
Forrester Research, Inc.	1,428	66,388	(27.6)
Forward Air Corp.	558	58,551	(24.4)
Franklin Covey Co.	390	20,409	(8.5)
Frontier Group Holdings, Inc.	13,859	200,678	(83.5)
Fulton Financial Corp.	31,552	526,603	(219.1)
Genco Shipping & Trading Ltd.	7,312	140,975	(58.7)
Getty Realty Corp.	3,847	112,871	(47.0)
Gibraltar Industries, Inc.	5,042	235,915	(98.2)
Gladstone Land Corp.	679	18,408	(7.7)
Glaukos Corp.	1,642	88,422	(36.8)

25

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Global Blood Therapeutics, Inc.	1,965	$64,295	(26.8)%
Golden Entertainment, Inc.	3,862	169,426	(70.5)
GoPro, Inc., Class A	47,511	302,170	(125.7)
Gorman-Rupp Co.	1,125	34,538	(14.4)
Granite Construction, Inc.	3,893	116,401	(48.4)
Gray Television, Inc.	5,892	109,414	(45.5)
Green Brick Partners, Inc.	4,123	110,496	(46.0)
Greenbrier Cos., Inc.	667	21,224	(8.8)
Group 1 Automotive, Inc.	1,634	289,087	(120.3)
Guess?, Inc.	439	8,301	(3.5)
Gulfport Energy Corp.	1,068	98,299	(40.9)
H&E Equipment Services, Inc.	6,930	247,747	(103.1)
Hackett Group, Inc.	6,177	129,532	(53.9)
Hain Celestial Group, Inc.	17,418	396,259	(164.9)
Harmonic, Inc.	3,441	37,576	(15.6)
Harmony Biosciences Holdings, Inc.	3,414	173,192	(72.1)
Harsco Corp.	19,045	91,606	(38.1)
Haverty Furniture Cos., Inc.	13,475	368,272	(153.2)
Hawaiian Holdings, Inc.	13,063	195,422	(81.3)
Hawkins, Inc.	1,337	53,146	(22.1)
Health Catalyst, Inc.	408	6,830	(2.8)
HealthStream, Inc.	427	10,274	(4.3)
Heartland Express, Inc.	4,694	74,541	(31.0)
Heartland Financial USA, Inc.	6,414	287,989	(119.8)
Hecla Mining Co.	23,771	107,683	(44.8)
Heidrick & Struggles International, Inc.	585	18,217	(7.6)
Helix Energy Solutions Group, Inc.	53,098	214,516	(89.3)
Herbalife Nutrition Ltd.	1,910	46,623	(19.4)
Heritage Commerce Corp.	3,605	42,467	(17.7)
Heritage-Crystal Clean, Inc.	3,598	120,749	(50.2)
Heska Corp.	2,904	265,687	(110.6)
Hilltop Holdings, Inc.	1,261	36,380	(15.1)
Holley, Inc.	18,407	147,072	(61.2)
Horizon Bancorp, Inc.	10,647	203,038	(84.5)
Hostess Brands, Inc.	17,322	391,824	(163.0)
Hub Group, Inc., Class A	4,106	313,698	(130.5)
Hudson Pacific Properties, Inc.	1,848	27,794	(11.6)
I3 Verticals, Inc., Class A	1,096	29,734	(12.4)
Ideaya Biosciences, Inc.	3,814	56,905	(23.7)
IDT Corp., Class B	1,028	26,759	(11.1)
ImmunoGen, Inc.	32,133	152,310	(63.4)
Impinj, Inc.	673	57,218	(23.8)
Independent Bank Corp.	21,903	459,525	(191.2)
Infinera Corp.	71,736	469,871	(195.5)
Ingevity Corp.	2,734	183,451	(76.3)
Innoviva, Inc.	14,014	200,961	(83.6)
Inogen, Inc.	504	14,021	(5.8)
Insmed, Inc.	1,498	33,136	(13.8)
Insperity, Inc.	1,165	127,847	(53.2)
Installed Building Products, Inc.	599	60,751	(25.3)
Intercept Pharmaceuticals, Inc.	13,592	173,434	(72.2)
International Money Express, Inc.	13,700	329,348	(137.0)
International Seaways, Inc.	1,308	30,934	(12.9)
Intrepid Potash, Inc.	1,502	68,491	(28.5)
InvenTrust Properties Corp.	11,779	337,704	(140.5)
Invesco Mortgage Capital, Inc.	2,958	52,357	(21.8)
Invitae Corp.	20,689	39,309	(16.4)
iRobot Corp.	9,164	421,636	(175.4)
Ironwood Pharmaceuticals, Inc.	7,941	90,924	(37.8)
Itron, Inc.	9,954	581,314	(241.9)
Jackson Financial, Inc., Class A	2,268	62,393	(26.0)
Jamf Holding Corp.	1,363	33,312	(13.9)

Security	Shares	Value	% of Basket Value

United States (continued)
JELD-WEN Holding, Inc.	385	$6,845	(2.8)%
Joint Corp.	5,870	100,377	(41.8)
Kadant, Inc.	776	158,188	(65.8)
Kaiser Aluminum Corp.	357	27,050	(11.3)
KAR Auction Services, Inc.	7,384	126,266	(52.5)
Karyopharm Therapeutics, Inc.	7,872	33,456	(13.9)
KB Home	8,636	281,879	(117.3)
Kearny Financial Corp.	6,925	81,092	(33.7)
Kemper Corp.	5,527	258,664	(107.6)
Kennametal, Inc.	1,704	45,752	(19.0)
Kforce, Inc.	2,042	134,466	(56.0)
Knowles Corp.	14,453	285,447	(118.8)
Kontoor Brands, Inc.	2,970	108,405	(45.1)
Kratos Defense & Security Solutions, Inc.	15,797	227,319	(94.6)
Kyndryl Holdings, Inc.	14,627	153,145	(63.7)
Lakeland Bancorp, Inc.	10,231	162,878	(67.8)
Lands’ End, Inc.	1,322	16,856	(7.0)
Laureate Education, Inc., Class A	3,528	41,772	(17.4)
LCI Industries	54	7,295	(3.0)
LeMaitre Vascular, Inc.	7,083	356,629	(148.4)
LendingClub Corp.	3,038	42,076	(17.5)
LendingTree, Inc.	2,728	124,342	(51.7)
LGI Homes, Inc.	731	82,457	(34.3)
Liberty Latin America Ltd., Class A	5,252	38,707	(16.1)
Liberty Latin America Ltd., Class C	18,056	132,531	(55.1)
Liberty Media Corp.-Liberty Braves, Class A	1,269	36,623	(15.2)
Liberty Media Corp.-Liberty Braves, Class C	3,306	91,477	(38.1)
Ligand Pharmaceuticals, Inc.	720	66,262	(27.6)
Lions Gate Entertainment Corp., Class A	25,896	226,849	(94.4)
Lions Gate Entertainment Corp., Class B	2,381	19,786	(8.2)
Live Oak Bancshares, Inc.	410	15,432	(6.4)
LivePerson, Inc.	25,239	344,260	(143.2)
LiveRamp Holdings, Inc.	14,097	375,121	(156.1)
LSB Industries, Inc.	3,643	50,310	(20.9)
Luther Burbank Corp.	8,706	114,832	(47.8)
Macerich Co.	1,856	19,692	(8.2)
Magnite, Inc.	1,041	7,953	(3.3)
Malibu Boats, Inc., Class A	3,780	236,061	(98.2)
Marcus & Millichap, Inc.	6,298	257,714	(107.2)
Marcus Corp.	20,255	332,790	(138.5)
MarineMax, Inc.	2,641	107,858	(44.9)
Marten Transport Ltd.	6,784	146,263	(60.9)
Masonite International Corp.	435	39,598	(16.5)
McGrath RentCorp	541	45,639	(19.0)
MDC Holdings, Inc.	50	1,813	(0.8)
Medifast, Inc.	768	129,170	(53.7)
Mercantile Bank Corp.	717	25,410	(10.6)
Merchants Bancorp	5,293	140,053	(58.3)
Mercury General Corp.	1,091	45,746	(19.0)
Merit Medical Systems, Inc.	8,209	471,853	(196.3)
Metropolitan Bank Holding Corp.	282	19,565	(8.1)
MFA Financial, Inc.	66,248	858,574	(357.2)
MGE Energy, Inc.	434	35,319	(14.7)
Midland States Bancorp, Inc.	14,188	371,726	(154.7)
MidWestOne Financial Group, Inc.	7,493	233,857	(97.3)
Mister Car Wash, Inc.	1,011	11,728	(4.9)
Model N, Inc.	2,189	54,988	(22.9)
Modine Manufacturing Co.	12,472	163,633	(68.1)
ModivCare, Inc.	1,245	124,251	(51.7)
Moelis & Co., Class A	8,366	389,688	(162.1)
Momentive Global, Inc.	4,521	39,107	(16.3)
Monarch Casino & Resort, Inc.	2,214	142,028	(59.1)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MRC Global, Inc.	9,478	$110,134	(45.8)%
Multiplan Corp.	2,083	10,540	(4.4)
Nabors Industries Ltd.	2,004	285,550	(118.8)
Napco Security Technologies, Inc.	1,127	28,919	(12.0)
National Beverage Corp.	5,469	296,310	(123.3)
National Instruments Corp.	1,569	59,622	(24.8)
National Research Corp.	165	6,254	(2.6)
Nektar Therapeutics	2,259	8,946	(3.7)
Neogen Corp.	16,557	382,963	(159.3)
NeoGenomics, Inc.	9,122	92,315	(38.4)
NETGEAR, Inc.	12,350	318,383	(132.5)
Nevro Corp.	7,707	334,098	(139.0)
New York Mortgage Trust, Inc.	18,182	57,091	(23.8)
NewMarket Corp.	173	53,768	(22.4)
NexPoint Residential Trust, Inc.	1,836	122,167	(50.8)
NextEra Energy Partners LP	1,223	101,191	(42.1)
NextGen Healthcare, Inc.	3,496	59,852	(24.9)
NGM Biopharmaceuticals, Inc.	13,430	194,466	(80.9)
NMI Holdings, Inc., Class A	18,139	343,553	(143.0)
Northfield Bancorp, Inc.	1,774	26,113	(10.9)
Northwest Natural Holding Co.	769	41,272	(17.2)
NuVasive, Inc.	15,201	798,357	(332.2)
NV5 Global, Inc.	2,287	310,117	(129.0)
Oceaneering International, Inc.	3,285	34,887	(14.5)
OceanFirst Financial Corp.	39,387	809,797	(336.9)
Office Properties Income Trust	5,047	104,877	(43.6)
Old Second Bancorp, Inc.	4,337	60,935	(25.4)
Oportun Financial Corp.	6,941	63,718	(26.5)
OraSure Technologies, Inc.	10,834	33,152	(13.8)
Organogenesis Holdings, Inc.	1,323	7,594	(3.2)
Origin Bancorp, Inc.	1,684	72,530	(30.2)
Origin Materials, Inc.	3,920	23,050	(9.6)
Orthofix Medical, Inc.	2,773	71,127	(29.6)
Otter Tail Corp.	125	8,784	(3.7)
Overstock.com, Inc.	3,476	100,804	(41.9)
Ovintiv, Inc.	15,823	808,397	(336.4)
Pacira BioSciences, Inc.	3,281	185,573	(77.2)
Palomar Holdings, Inc.	741	46,216	(19.2)
Par Pacific Holdings, Inc.	9,874	162,921	(67.8)
Paramount Group, Inc.	9,432	74,041	(30.8)
Patrick Industries, Inc.	2,403	145,910	(60.7)
Peapack-Gladstone Financial Corp.	976	31,876	(13.3)
Pebblebrook Hotel Trust	81	1,584	(0.7)
Pegasystems, Inc.	1,777	71,347	(29.7)
PennyMac Financial Services, Inc.	128	7,013	(2.9)
PennyMac Mortgage Investment Trust	482	7,404	(3.1)
Perficient, Inc.	888	93,702	(39.0)
PetIQ, Inc.	6,364	104,370	(43.4)
PetMed Express, Inc.	1,210	26,402	(11.0)
PGT Innovations, Inc.	2,213	48,465	(20.2)
Phibro Animal Health Corp., Class A	5,199	101,744	(42.3)
Photronics, Inc.	350	8,334	(3.5)
Phreesia, Inc.	440	10,336	(4.3)
Ping Identity Holding Corp.	443	7,597	(3.2)
Piper Sandler Cos.,	551	69,536	(28.9)
PJT Partners, Inc., Class A	200	14,296	(5.9)
Plains GP Holdings LP, Class A	20,185	225,870	(94.0)
Playa Hotels & Resorts NV	14,822	101,679	(42.3)
Poshmark, Inc., Class A	868	9,366	(3.9)
PowerSchool Holdings, Inc., Class A	3,758	54,153	(22.5)
Premier Financial Corp.	19,992	569,372	(236.9)
Primerica, Inc.	782	100,636	(41.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Primoris Services Corp.	1,734	$40,506	(16.9)%
Privia Health Group, Inc.	3,244	119,314	(49.6)
PROG Holdings, Inc.	22,199	408,906	(170.1)
ProPetro Holding Corp.	6,964	73,261	(30.5)
Proto Labs, Inc.	6,662	325,705	(135.5)
PTC Therapeutics, Inc.	4,414	192,230	(80.0)
Q2 Holdings, Inc.	5,885	258,351	(107.5)
QCR Holdings, Inc.	499	29,586	(12.3)
Quaker Chemical Corp.	418	67,804	(28.2)
Quanex Building Products Corp.	4,932	121,377	(50.5)
Qurate Retail, Inc., Series A	35,103	95,831	(39.9)
Radius Global Infrastructure, Inc., Class A	402	6,143	(2.6)
Ramaco Resources, Inc.	543	6,375	(2.7)
Rambus, Inc.	20,057	507,041	(211.0)
Ranpak Holdings Corp.	8,228	42,045	(17.5)
RE/MAX Holdings, Inc., Class A	663	16,800	(7.0)
Redfin Corp.	1,324	11,519	(4.8)
Redwood Trust, Inc.	29,802	258,085	(107.4)
Repay Holdings Corp.	1,349	18,077	(7.5)
Replimune Group, Inc.	1,572	30,308	(12.6)
Revance Therapeutics, Inc.	6,553	101,703	(42.3)
Revolution Medicines, Inc.	1,362	30,768	(12.8)
Revolve Group, Inc.	4,268	120,870	(50.3)
REX American Resources Corp.	170	16,228	(6.8)
Rite Aid Corp.	1,960	16,131	(6.7)
RLJ Lodging Trust	11,607	144,971	(60.3)
RMR Group, Inc., Class A	495	14,310	(6.0)
Rocket Pharmaceuticals, Inc.	11,115	161,168	(67.1)
RPT Realty	7,407	80,514	(33.5)
Rush Enterprises, Inc., Class A	7,504	361,618	(150.5)
Rush Enterprises, Inc., Class B	5,264	285,572	(118.8)
Ryerson Holding Corp.	594	16,276	(6.8)
Sabra Health Care REIT, Inc.	7,016	107,976	(44.9)
Sabre Corp.	9,956	61,229	(25.5)
Safehold, Inc.	5,092	217,123	(90.3)
Sage Therapeutics, Inc.	3,840	132,134	(55.0)
Sana Biotechnology, Inc.	10,063	67,221	(28.0)
Sangamo Therapeutics, Inc.	13,012	55,821	(23.2)
Saul Centers, Inc.	624	32,623	(13.6)
ScanSource, Inc.	2,617	83,613	(34.8)
Schnitzer Steel Industries, Inc., Class A	341	12,126	(5.0)
Sensient Technologies Corp.	1,736	149,261	(62.1)
Seritage Growth Properties, Class A	3,228	38,801	(16.1)
Shake Shack, Inc., Class A	2,792	143,676	(59.8)
Shutterstock, Inc.	3,935	222,327	(92.5)
Shyft Group, Inc.	11,464	297,376	(123.7)
Signet Jewelers Ltd.	115	7,010	(2.9)
Simply Good Foods Co.	7,513	245,074	(102.0)
Simpson Manufacturing Co., Inc.	665	68,681	(28.6)
Simulations Plus, Inc.	2,010	128,942	(53.7)
Six Flags Entertainment Corp.	4,721	107,025	(44.5)
SJW Group	775	50,887	(21.2)
Sleep Number Corp.	889	40,058	(16.7)
SMART Global Holdings, Inc.	4,491	88,113	(36.7)
Sonic Automotive, Inc., Class A	2,069	86,588	(36.0)
Sonos, Inc.	8,117	179,467	(74.7)
Sorrento Therapeutics, Inc.	74,765	194,389	(80.9)
SP Plus Corp.	1,371	46,970	(19.5)
Sprouts Farmers Market, Inc.	14,945	413,080	(171.9)
SPS Commerce, Inc.	229	27,425	(11.4)
STAAR Surgical Co.	59	4,761	(2.0)
Stagwell, Inc.	1,137	7,516	(3.1)

27

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Standard Motor Products, Inc.	1,092	$49,948	(20.8)%
Standex International Corp.	530	51,452	(21.4)
Stitch Fix, Inc., Class A	3,857	23,026	(9.6)
Summit Hotel Properties, Inc.	4,544	35,670	(14.8)
Summit Materials, Inc., Class A	7,451	204,977	(85.3)
SunCoke Energy, Inc.	3,058	22,629	(9.4)
Sunnova Energy International, Inc.	6,714	174,698	(72.7)
SunPower Corp.	12,790	260,532	(108.4)
Super Micro Computer, Inc.	5,756	310,882	(129.4)
Supernus Pharmaceuticals, Inc.	6,558	208,216	(86.6)
Surgery Partners, Inc.	3,111	122,511	(51.0)
Syndax Pharmaceuticals, Inc.	5,879	119,755	(49.8)
Tactile Systems Technology, Inc.	5,470	42,393	(17.6)
Taylor Morrison Home Corp.	12,505	358,893	(149.3)
Terex Corp.	1,730	57,972	(24.1)
Texas Capital Bancshares, Inc.	3,678	215,604	(89.7)
Titan International, Inc.	880	14,749	(6.1)
Titan Machinery, Inc.	8,655	243,465	(101.3)
Tootsie Roll Industries, Inc.	545	19,140	(8.0)
TPG RE Finance Trust, Inc.	11,351	123,158	(51.2)
Transocean Ltd.	106,833	361,096	(150.2)
Travere Therapeutics, Inc.	4,963	116,829	(48.6)
TreeHouse Foods, Inc.	303	13,156	(5.5)
Tri Pointe Homes, Inc.	8,620	159,642	(66.4)
Trinity Industries, Inc.	15,884	412,190	(171.5)
Triumph Bancorp, Inc.	4,754	345,378	(143.7)
TrueBlue, Inc.	510	11,036	(4.6)
TrueCar, Inc.	22,080	56,746	(23.6)
Trupanion, Inc.	691	43,554	(18.1)
Turning Point Brands, Inc.	13,331	319,944	(133.1)
Tutor Perini Corp.	15,193	137,952	(57.4)
U.S. Cellular Corp.	474	13,883	(5.8)
U.S. Physical Therapy, Inc.	1,288	167,157	(69.6)
Under Armour, Inc., Class C	832	6,872	(2.9)
United Fire Group, Inc.	679	22,292	(9.3)
Unitil Corp.	4,279	234,361	(97.5)
Universal Insurance Holdings, Inc.	521	6,591	(2.7)
Univest Financial Corp.	5,900	147,146	(61.2)
Upland Software, Inc.	12,486	141,342	(58.8)
Urban Edge Properties	557	9,152	(3.8)
V2X, Inc.	2,467	82,003	(34.1)
Vanda Pharmaceuticals, Inc.	10,261	110,614	(46.0)
Varex Imaging Corp.	9,204	205,157	(85.4)
Vector Group Ltd.	8,356	93,086	(38.7)
Vector, Inc., Class A	8,250	92,813	(38.6)
Veeco Instruments, Inc.	6,626	144,447	(60.1)
Veris Residential, Inc.	5,898	82,277	(34.2)
Veritex Holdings, Inc.	9,942	307,605	(128.0)
Veritiv Corp.	423	52,460	(21.8)
Viad Corp.	260	8,780	(3.7)
Victory Capital Holdings, Inc., Class A	11,015	304,785	(126.8)
ViewRay, Inc.	11,534	35,179	(14.6)
Vishay Intertechnology, Inc.	8,655	178,812	(74.4)
Vista Outdoor, Inc.	2,143	64,504	(26.8)
Visteon Corp.	73	9,313	(3.9)
Walker & Dunlop, Inc.	337	37,960	(15.8)
Warrior Met Coal, Inc.	6,057	193,400	(80.5)
Watts Water Technologies, Inc., Class A	2,054	283,719	(118.1)
WD-40 Co.	437	77,511	(32.3)
Weis Markets, Inc.	1,718	132,166	(55.0)
Whitestone REIT	718	8,063	(3.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Willdan Group, Inc.	484	$13,170	(5.5)%
Wingstop, Inc.	4,876	615,254	(256.0)
Winmark Corp.	527	117,073	(48.7)
Xencor, Inc.	10,425	299,093	(124.5)
Xerox Holdings Corp.	4,681	80,186	(33.4)
Yelp, Inc.	11,757	360,470	(150.0)
Yext, Inc.	5,774	25,290	(10.5)
Zeta Global Holdings Corp., Class A	6,231	33,336	(13.9)
ZipRecruiter, Inc., Class A	35,835	628,188	(261.4)
Zumiez, Inc.	4,555	118,430	(49.3)
Zuora, Inc., Class A	18,930	161,094	(67.0)

		72,069,681

Preferred Stocks

Germany
Schaeffler AG	7,594	44,732	(18.6)

Total Reference Entity — Long		137,848,851

Reference Entity — Short

Common Stocks

Australia
Bapcor Ltd.	(6,493)	(30,444)	12.7
Bega Cheese Ltd.	(39,192)	(95,885)	39.9
Bellevue Gold Ltd.	(171,382)	(101,932)	42.4
Betmakers Technology Group Ltd.	(116,652)	(41,429)	17.2
Breville Group Ltd.	(638)	(9,432)	3.9
Corporate Travel Management Ltd.	(2,873)	(38,313)	15.9
Cromwell Property Group	(252,181)	(149,079)	62.0
De Grey Mining Ltd.	(67,341)	(42,467)	17.7
GUD Holdings Ltd.	(16,581)	(102,583)	42.7
HomeCo Daily Needs REIT	(30,118)	(29,237)	12.2
Inghams Group Ltd.	(68,082)	(141,155)	58.7
Integral Diagnostics Ltd.	(4,712)	(10,215)	4.2
ioneer Ltd.	(22,581)	(8,959)	3.7
IRESS Ltd.	(8,082)	(64,810)	27.0
nearmap Ltd.	(7,583)	(7,426)	3.1
Nick Scali Ltd.	(1,585)	(10,762)	4.5
OceanaGold Corp.	(10,532)	(19,163)	8.0
Omni Bridgeway Ltd.	(5,260)	(15,262)	6.3
Regis Resources Ltd.	(66,646)	(82,572)	34.4
Select Harvests Ltd.	(13,225)	(42,737)	17.8
Sigma Healthcare Ltd.	(78,283)	(34,002)	14.1
SolGold PLC	(237,644)	(73,508)	30.6
Super Retail Group Ltd.	(13,514)	(94,339)	39.3

		(1,245,711)

Austria
CA Immobilien Anlagen AG	(29,828)	(973,582)	405.1
FACC AG	(1,883)	(14,307)	6.0
Rhi Magnesita NV	(2,728)	(75,204)	31.3
Semperit AG Holding	(17,877)	(362,497)	150.8
Strabag SE	(1,060)	(43,823)	18.2
UNIQA Insurance Group AG	(1,021)	(6,995)	2.9

		(1,476,408)

Belgium
Aedifica SA	(1,061)	(110,159)	45.8
Bekaert SA	(1,554)	(55,039)	22.9
bpost SA	(20,025)	(125,675)	52.3
Cofinimmo SA	(881)	(99,147)	41.3
Deme Group NV	(296)	(34,222)	14.2
Gimv NV	(8,801)	(475,161)	197.7

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Belgium (continued)
KBC Ancora	(8,422)	$(294,981)	122.7%
Kinepolis Group NV	(1,229)	(60,532)	25.2
Ontex Group NV	(21,277)	(139,111)	57.9
Orange Belgium SA	(1,790)	(34,467)	14.4
VGP NV	(554)	(97,302)	40.5
X-Fab Silicon Foundries SE	(1,916)	(12,796)	5.3
Xior Student Housing NV	(1,599)	(69,945)	29.1

		(1,608,537)

Bermuda
Enstar Group Ltd.	(105)	(20,782)	8.6

Canada
Absolute Software Corp.	(5,237)	(48,299)	20.1
Advantage Energy Ltd.	(940)	(8,082)	3.4
AG Growth International, Inc.	(2,964)	(78,535)	32.7
Altus Group Ltd.	(7,884)	(323,659)	134.7
Artis Real Estate Investment Trust	(3,088)	(28,118)	11.7
ATS Automation Tooling Systems, Inc.	(3,202)	(101,395)	42.2
Badger Infrastructure Solutions Ltd.	(348)	(8,351)	3.5

Brookfield Asset Management Reinsurance Partners Ltd., Class A	(1,547)	(77,111)	32.1
Canacol Energy Ltd.	(3,066)	(5,890)	2.4
Canfor Corp.	(13,106)	(278,895)	116.0
Cascades, Inc.	(11,557)	(88,445)	36.8
Choice Properties Real Estate Investment Trust	(2,246)	(25,029)	10.4
Chorus Aviation, Inc.	(8,678)	(21,482)	8.9
Cogeco Communications, Inc.	(5,037)	(326,045)	135.7
Cogeco, Inc.	(5,126)	(273,162)	113.7
Converge Technology Solutions Corp.	(24,301)	(112,723)	46.9
Corus Entertainment, Inc.	(2,691)	(7,901)	3.3
Crombie Real Estate Investment Trust	(17,482)	(226,486)	94.2
Definity Financial Corp.	(5,113)	(147,335)	61.3
Dundee Precious Metals, Inc.	(1,573)	(7,604)	3.2
Dye & Durham Ltd.	(11,827)	(174,189)	72.5
Enthusiast Gaming Holdings, Inc.	(48,808)	(80,041)	33.3
Exchange Income Corp.	(12,401)	(453,992)	188.9
Extendicare, Inc.	(125,854)	(741,040)	308.3
Fiera Capital Corp.	(24,779)	(176,281)	73.3
Filo Mining Corp.	(16,885)	(238,398)	99.2
Frontera Energy Corp.	(3,341)	(32,743)	13.6
GDI Integrated Facility Services, Inc.	(1,835)	(71,663)	29.8
Hardwoods Distribution, Inc.	(2,776)	(72,405)	30.1
HLS Therapeutics, Inc.	(30,956)	(311,844)	129.8
Hut 8 Mining Corp.	(207,602)	(442,586)	184.2
Interfor Corp.	(5,613)	(138,599)	57.7
Largo, Inc.	(5,958)	(45,364)	18.9
Lassonde Industries, Inc., Class A	(1,172)	(110,743)	46.1
LifeWorks, Inc.	(6,003)	(148,042)	61.6
Maple Leaf Foods, Inc.	(6,587)	(139,759)	58.1
Martinrea International, Inc.	(20,387)	(148,698)	61.9
MDA Ltd.	(6,745)	(44,403)	18.5
Minto Apartment Real Estate Investment Trust	(725)	(8,719)	3.6
MTY Food Group, Inc.	(7,875)	(355,145)	147.8
North West Co., Inc.	(27,363)	(736,774)	306.6
Park Lawn Corp.	(1,573)	(42,318)	17.6
Pet Valu Holdings Ltd.	(3,474)	(86,623)	36.0
Primaris Real Estate Investment Trust	(11,662)	(120,668)	50.2
Russel Metals, Inc.	(4,655)	(100,040)	41.6
Sleep Country Canada Holdings, Inc.	(8,875)	(198,493)	82.6
Spartan Delta Corp.	(5,294)	(55,026)	22.9

Security	Shares	Value	% of Basket Value

Canada (continued)
Stella-Jones, Inc.	(2,648)	$(78,599)	32.7%
Superior Plus Corp.	(19,151)	(173,033)	72.0
Timbercreek Financial Corp.	(34,067)	(222,671)	92.6
TransAlta Renewables, Inc.	(6,860)	(95,784)	39.8
Transcontinental, Inc., Class A	(2,693)	(34,153)	14.2
Trisura Group Ltd.	(878)	(24,498)	10.2
Uni-Select, Inc.	(5,379)	(155,378)	64.6
Wesdome Gold Mines Ltd.	(5,406)	(43,483)	18.1
Winpak Ltd.	(7,123)	(258,042)	107.4
Xenon Pharmaceuticals, Inc.	(6,102)	(202,281)	84.2

		(8,757,065)

Cayman Islands
Theravance Biopharma, Inc.	(5,188)	(45,603)	19.0

Costa Rica
Establishment Labs Holdings, Inc.	(1,011)	(59,942)	24.9

Denmark
Chemometec A/S	(540)	(64,504)	26.8
Dfds A/S	(3,779)	(135,434)	56.4
Matas A/S	(5,336)	(57,251)	23.8
Netcompany Group A/S	(7,807)	(437,795)	182.2
Nilfisk Holding A/S	(320)	(7,563)	3.2
Ringkjoebing Landbobank A/S	(4,737)	(531,931)	221.3
Scandinavian Tobacco Group A/S	(8,452)	(161,875)	67.4
Topdanmark A/S	(4,691)	(228,638)	95.1
Zealand Pharma A/S	(14,659)	(264,382)	110.0

		(1,889,373)

Finland
Aktia Bank OYJ	(15,175)	(145,325)	60.5
Kamux Corp.	(2,359)	(19,452)	8.1
Kemira OYJ	(10,609)	(134,704)	56.0
Metsa Board OYJ, Class B	(14,234)	(126,893)	52.8
Remedy Entertainment OYJ	(477)	(12,904)	5.4
Sanoma OYJ	(32,051)	(452,740)	188.4
TietoEVRY OYJ	(3,327)	(90,494)	37.6

		(982,512)

France
ABC arbitrage	(2,748)	(19,660)	8.2
Altarea SCA	(370)	(54,872)	22.8
Antin Infrastructure Partners SA	(373)	(11,200)	4.7
Aramis Group SAS	(15,529)	(63,636)	26.5
Chargeurs SA	(399)	(6,840)	2.9
Derichebourg SA	(20,263)	(129,153)	53.7
Elis SA	(1,604)	(23,941)	10.0
Eutelsat Communications SA	(10,636)	(80,937)	33.7
Fnac Darty SA	(4,914)	(197,114)	82.0
IPSOS	(663)	(33,982)	14.1
Maisons du Monde SA	(12,818)	(137,005)	57.0
Mercialys SA	(61,595)	(545,994)	227.2
Metropole Television SA	(6,210)	(81,801)	34.0
Quadient SA	(901)	(17,542)	7.3
Societe BIC SA	(2,064)	(116,623)	48.5
Sopra Steria Group SACA	(42)	(6,963)	2.9
Technip Energies NV	(2,144)	(25,321)	10.5
Television Francaise 1	(9,832)	(67,729)	28.2
Trigano SA	(1,788)	(174,948)	72.8

29

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Verallia SA	(15,268)	$(390,810)	162.6%
Voltalia SA	(13,824)	(293,142)	122.0

		(2,479,213)

Germany
About You Holding SE	(33,401)	(301,620)	125.5
AURELIUS Equity Opportunities SE & Co. KGaA	(771)	(18,392)	7.7
BayWa AG	(2,772)	(119,318)	49.6
CECONOMY AG	(29,902)	(60,307)	25.1
Cewe Stiftung & Co. KGAA	(139)	(11,937)	5.0
Hamborner REIT AG	(26,993)	(237,495)	98.8
Hornbach Holding AG & Co. KGaA	(1,821)	(142,931)	59.5
Indus Holding AG	(7,139)	(171,186)	71.2
Instone Real Estate Group AG	(8,091)	(88,645)	36.9
Jenoptik AG	(2,931)	(70,990)	29.5
JOST Werke AG	(1,639)	(68,138)	28.4
Kloeckner & Co. SE	(7,312)	(71,662)	29.8
PATRIZIA AG	(1,750)	(22,572)	9.4
SGL Carbon SE	(7,117)	(53,906)	22.4
Siltronic AG	(92)	(7,469)	3.1
Stroeer SE & Co. KGaA	(994)	(43,475)	18.1
Takkt AG	(7,952)	(108,435)	45.1
Wuestenrot & Wuerttembergische AG	(4,382)	(75,251)	31.3
Zeal Network SE	(1,677)	(53,648)	22.3

		(1,727,377)

Hong Kong
Prosperity REIT	(223,000)	(68,179)	28.3
SUNeVision Holdings Ltd.	(1,000)	(654)	0.3

		(68,833)

Ireland
C&C Group PLC	(36,594)	(88,445)	36.8
Cairn Homes PLC	(119,996)	(133,189)	55.4
COSMO Pharmaceuticals NV	(1,263)	(67,770)	28.2

		(289,404)

Israel
Clal Insurance Enterprises Holdings Ltd.	(510)	(9,977)	4.2
Doral Group Renewable Energy Resources Ltd.	(104,434)	(365,267)	152.0
Equital Ltd.	(1,517)	(53,794)	22.4
Gilat Satellite Networks Ltd.	(8,726)	(58,921)	24.5
Innovid Corp.	(13,514)	(35,947)	15.0
JFrog Ltd.	(22,045)	(489,399)	203.6
Nano Dimension Ltd., ADR	(104,998)	(345,443)	143.7
Naphtha Israel Petroleum Corp. Ltd.	(29,630)	(185,355)	77.1
Perion Network Ltd.	(8,037)	(155,035)	64.5
Plus500 Ltd.	(7,109)	(144,281)	60.0
RADA Electronic Industries Ltd.	(7,373)	(74,615)	31.1

		(1,918,034)

Italy
Ariston Holding NV	(3,054)	(25,283)	10.5
Arnoldo Mondadori Editore SpA	(7,419)	(12,866)	5.3
Banca Popolare di Sondrio SCPA	(78,780)	(261,437)	108.8
Credito Emiliano SpA	(42,024)	(237,862)	99.0
Digital Bros SpA	(2,585)	(70,130)	29.2
doValue SpA	(49,661)	(303,245)	126.2
Enav SpA	(34,127)	(149,206)	62.1
Fila SpA	(2,179)	(17,732)	7.4
Freni Brembo SpA	(7,800)	(82,395)	34.3
Gruppo MutuiOnline SpA	(3,732)	(100,002)	41.6
GVS SpA	(39,565)	(384,427)	159.9

Security	Shares	Value	% of Basket Value

Italy (continued)
Illimity Bank SpA	(1,166)	$(12,005)	5.0%
RAI Way SpA	(34,301)	(170,716)	71.0
Zignago Vetro SpA	(171)	(2,169)	0.9

		(1,829,475)

Japan
77 Bank Ltd.	(5,600)	(74,846)	31.1
ADEKA Corp.	(12,800)	(231,530)	96.3
Advance Logistics Investment Corp.	(76)	(87,623)	36.5
Aeon Hokkaido Corp.	(32,600)	(259,051)	107.8
Aichi Corp.	(14,300)	(92,103)	38.3
Aiful Corp.	(58,400)	(171,246)	71.3
Airtrip Corp.	(18,400)	(341,630)	142.1
Alpen Co. Ltd.	(18,500)	(289,002)	120.3
Alpha Systems, Inc.	(1,200)	(44,308)	18.4
Arcland Sakamoto Co. Ltd.	(4,000)	(46,494)	19.3
Asahi Holdings, Inc.	(11,200)	(170,938)	71.1
Atom Corp.	(22,700)	(139,365)	58.0
Autobacs Seven Co. Ltd.	(5,200)	(54,816)	22.8
Awa Bank Ltd.	(8,000)	(120,996)	50.3
Axial Retailing, Inc.	(1,700)	(43,622)	18.1
BML, Inc.	(23,100)	(683,206)	284.3
Bushiroad, Inc.	(20,400)	(234,262)	97.5
CellSource Co. Ltd.	(7,500)	(261,976)	109.0
Central Glass Co. Ltd.	(9,000)	(221,637)	92.2
Chiyoda Corp.	(32,600)	(100,319)	41.7
Chofu Seisakusho Co. Ltd.	(600)	(8,385)	3.5
Citizen Watch Co. Ltd.	(41,700)	(182,813)	76.1
Colowide Co. Ltd.	(1,100)	(16,133)	6.7
Comforia Residential REIT, Inc.	(75)	(189,433)	78.8
CRE Logistics REIT, Inc.	(6)	(9,182)	3.8
Create Restaurants Holdings, Inc.	(3,100)	(23,610)	9.8
Daiki Aluminium Industry Co. Ltd.	(4,000)	(37,294)	15.5
Daishi Hokuetsu Financial Group, Inc.	(15,200)	(293,320)	122.0
Daiwa Securities Living Investments Corp.	(227)	(214,395)	89.2
Daiwabo Holdings Co. Ltd.	(17,900)	(256,965)	106.9
Demae-Can Co. Ltd.	(39,100)	(187,754)	78.1
DTS Corp.	(7,400)	(187,980)	78.2
Duskin Co. Ltd.	(6,600)	(148,906)	62.0
DyDo Group Holdings, Inc.	(1,700)	(64,941)	27.0
EM Systems Co. Ltd.	(36,100)	(299,602)	124.7
eRex Co. Ltd.	(7,800)	(141,112)	58.7
ES-Con Japan Ltd.	(1,400)	(8,870)	3.7
Exedy Corp.	(12,600)	(164,071)	68.3
Ferrotec Holdings Corp.	(7,400)	(138,668)	57.7
Fuji Co. Ltd/Ehime	(14,300)	(233,824)	97.3
Fuji Soft, Inc.	(3,200)	(194,732)	81.0
Fujicco Co. Ltd.	(6,600)	(95,692)	39.8
Fujikura Ltd.	(44,900)	(271,430)	112.9
Fujio Food Group, Inc.	(2,800)	(28,733)	12.0
Fukushima Galilei Co. Ltd.	(6,100)	(167,719)	69.8
GLOBERIDE, Inc.	(10,500)	(179,993)	74.9
Glory Ltd.	(7,100)	(117,894)	49.1
GMO Financial Gate, Inc.	(3,100)	(331,071)	137.8
GMO Financial Holdings, Inc.	(2,000)	(11,804)	4.9
GNI Group Ltd.	(3,500)	(49,313)	20.5
G-Tekt Corp.	(2,400)	(24,176)	10.1
Hankyu Hanshin REIT, Inc.	(244)	(281,292)	117.0
Hanwa Co. Ltd.	(800)	(17,497)	7.3
Hiday Hidaka Corp.	(4,100)	(66,553)	27.7
Hirata Corp.	(1,800)	(64,536)	26.9
Hogy Medical Co. Ltd.	(700)	(18,455)	7.7

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hokkoku Financial Holdings, Inc.	(500)	$(17,408)	7.2%
Hokuetsu Corp.	(114,400)	(603,232)	251.0
Hokuhoku Financial Group, Inc.	(19,900)	(128,590)	53.5
Hokuriku Electric Power Co.	(34,600)	(141,000)	58.7
Hokuto Corp.	(13,400)	(194,445)	80.9
Hosiden Corp.	(3,500)	(38,965)	16.2
Hyakugo Bank Ltd.	(162,700)	(399,551)	166.2
Ichibanya Co. Ltd.	(4,900)	(174,867)	72.8
Ichigo, Inc.	(66,100)	(149,292)	62.1
Idec Corp.	(6,700)	(149,510)	62.2
Inaba Denki Sangyo Co. Ltd.	(7,500)	(156,377)	65.1
IR Japan Holdings Ltd.	(500)	(8,418)	3.5
Itochu Enex Co. Ltd.	(3,900)	(31,394)	13.1
Itochu-Shokuhin Co. Ltd.	(2,800)	(105,049)	43.7
Jaccs Co. Ltd.	(12,700)	(363,233)	151.1
Japan Material Co. Ltd.	(1,700)	(25,224)	10.5
J-Oil Mills, Inc.	(1,200)	(14,602)	6.1
JTOWER, Inc.	(900)	(44,736)	18.6
Kameda Seika Co. Ltd.	(12,800)	(454,263)	189.0
Kanematsu Electronics Ltd.	(5,400)	(169,613)	70.6
Kanto Denka Kogyo Co. Ltd.	(27,700)	(189,979)	79.0
Kappa Create Co. Ltd.	(21,100)	(233,905)	97.3
Katakura Industries Co. Ltd.	(11,600)	(178,047)	74.1
Keiyo Bank Ltd.	(32,400)	(115,575)	48.1
Keiyo Co. Ltd.	(81,000)	(600,374)	249.8
KFC Holdings Japan Ltd.	(17,000)	(375,772)	156.4
Kisoji Co. Ltd.	(15,400)	(263,611)	109.7
Ki-Star Real Estate Co. Ltd.	(11,700)	(428,157)	178.2
Kiyo Bank Ltd.	(33,900)	(372,338)	154.9
Koa Corp.	(20,800)	(335,244)	139.5
Kohnan Shoji Co. Ltd.	(14,400)	(403,802)	168.0
Komeri Co. Ltd.	(12,700)	(255,533)	106.3
Konishi Co. Ltd.	(600)	(7,335)	3.1
Kureha Corp.	(1,500)	(114,081)	47.5
KYB Corp.	(22,000)	(511,573)	212.9
Kyoei Steel Ltd.	(900)	(9,980)	4.2
KYORIN Holdings, Inc.	(7,000)	(95,092)	39.6
Leopalace21 Corp.	(112,000)	(234,831)	97.7
Macnica Holdings, Inc.	(500)	(10,205)	4.2
Makino Milling Machine Co. Ltd.	(1,200)	(40,854)	17.0
Management Solutions Co. Ltd.	(9,700)	(226,016)	94.0
Maruha Nichiro Corp.	(30,300)	(565,432)	235.3
Maruwa Co. Ltd/Aichi	(100)	(12,851)	5.3
Matsuyafoods Holdings Co. Ltd.	(10,000)	(304,791)	126.8
Medley, Inc.	(23,400)	(583,067)	242.6
MedPeer, Inc.	(6,400)	(105,971)	44.1
Meiko Electronics Co. Ltd.	(5,400)	(130,177)	54.2
Meitec Corp.	(6,700)	(126,305)	52.6
Micronics Japan Co. Ltd.	(1,000)	(9,604)	4.0
Mie Kotsu Group Holdings, Inc.	(47,000)	(170,967)	71.1
Mitani Sekisan Co. Ltd.	(2,700)	(80,115)	33.3

Mitsubishi Estate Logistics REIT Investment Corp.	(23)	(82,458)	34.3
Mitsui-Soko Holdings Co. Ltd.	(2,100)	(48,977)	20.4
Mitsuuroko Group Holdings Co. Ltd.	(2,100)	(15,007)	6.2
Mizuno Corp.	(400)	(7,512)	3.1
Modec, Inc.	(14,800)	(137,936)	57.4
Musashi Seimitsu Industry Co. Ltd.	(21,600)	(232,340)	96.7
Musashino Bank Ltd.	(9,300)	(123,818)	51.5
Nafco Co. Ltd.	(17,700)	(212,839)	88.6
Nanto Bank Ltd.	(9,000)	(136,994)	57.0
Nichiden Corp.	(8,300)	(123,452)	51.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Carbon Co. Ltd.	(11,600)	$(356,411)	148.3%
Nippon Kanzai Co. Ltd.	(2,900)	(58,988)	24.5
Nippon Light Metal Holdings Co. Ltd.	(5,900)	(70,560)	29.4
Nippon Road Co. Ltd.	(900)	(45,827)	19.1
Nippon Steel Trading Corp.	(300)	(11,663)	4.9
Nishimatsuya Chain Co. Ltd.	(9,800)	(120,982)	50.3
Nishi-Nippon Financial Holdings, Inc.	(31,600)	(176,305)	73.4
Nissha Co. Ltd.	(5,600)	(65,930)	27.4
Nisshinbo Holdings, Inc.	(14,100)	(112,311)	46.7
Nissin Electric Co. Ltd.	(9,200)	(105,713)	44.0
Nojima Corp.	(7,300)	(160,126)	66.6
Noritz Corp.	(3,200)	(35,843)	14.9
NTN Corp.	(22,200)	(41,208)	17.1
Ogaki Kyoritsu Bank Ltd.	(20,300)	(265,965)	110.7
Ohsho Food Service Corp.	(2,900)	(151,958)	63.2
Open Door, Inc.	(1,200)	(15,746)	6.6
Organo Corp.	(500)	(34,983)	14.6
Osaka Soda Co. Ltd.	(3,000)	(76,673)	31.9
Pacific Industrial Co. Ltd.	(1,300)	(10,033)	4.2
Pasona Group, Inc.	(9,300)	(143,012)	59.5
Pharma Foods International Co. Ltd.	(2,900)	(32,088)	13.4
Pilot Corp.	(8,700)	(332,512)	138.4
Piolax, Inc.	(8,300)	(124,105)	51.6
PKSHA Technology, Inc.	(3,300)	(56,834)	23.6
Plaid, Inc.	(27,500)	(78,097)	32.5
Plenus Co. Ltd.	(6,300)	(94,228)	39.2
Pressance Corp.	(24,800)	(292,577)	121.7
Prima Meat Packers Ltd.	(400)	(6,817)	2.8
Raksul, Inc.	(7,700)	(127,842)	53.2
Ricoh Leasing Co. Ltd.	(900)	(24,185)	10.1
Riken Keiki Co. Ltd.	(7,300)	(227,643)	94.7
Ringer Hut Co. Ltd.	(5,100)	(89,413)	37.2
Riso Kagaku Corp.	(7,400)	(135,538)	56.4
Roland Corp.	(2,400)	(77,779)	32.4
Rorze Corp.	(1,600)	(102,949)	42.8
RS Technologies Co. Ltd.	(5,000)	(235,156)	97.8
Ryoyo Electro Corp.	(400)	(6,735)	2.8
Saibu Gas Co. Ltd.	(17,700)	(245,997)	102.4
Sakata Seed Corp.	(6,900)	(250,828)	104.4
San-A Co. Ltd.	(4,500)	(141,382)	58.8
SanBio Co. Ltd.	(13,700)	(110,431)	45.9
Sanki Engineering Co. Ltd.	(4,500)	(56,076)	23.3
Sanrio Co. Ltd.	(1,800)	(41,497)	17.3
Sanyo Denki Co. Ltd.	(4,400)	(182,743)	76.0
SBS Holdings, Inc.	(900)	(18,895)	7.9
Senko Group Holdings Co. Ltd.	(42,500)	(294,184)	122.4
Septeni Holdings Co. Ltd.	(46,700)	(190,601)	79.3
Shibuya Corp.	(4,300)	(80,514)	33.5
Shiga Bank Ltd.	(15,700)	(319,596)	133.0
Shima Seiki Manufacturing Ltd.	(8,600)	(144,148)	60.0
Shin-Etsu Polymer Co. Ltd.	(2,200)	(22,803)	9.5
Shoei Foods Corp.	(2,700)	(80,223)	33.4
Showa Sangyo Co. Ltd.	(2,500)	(47,584)	19.8
Simplex Holdings, Inc.	(2,400)	(35,833)	14.9
SOSiLA Logistics REIT, Inc.	(175)	(202,103)	84.1
SRE Holdings Corp.	(24,400)	(505,727)	210.4
Star Micronics Co. Ltd.	(3,300)	(42,763)	17.8
Starts Proceed Investment Corp.	(76)	(147,144)	61.2
Tadano Ltd.	(10,600)	(77,033)	32.1
Taihei Dengyo Kaisha Ltd.	(1,300)	(29,766)	12.4
Taiyo Holdings Co. Ltd.	(4,700)	(101,358)	42.2
Takasago International Corp.	(6,900)	(133,839)	55.7

31

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Tama Home Co. Ltd.	(25,300)	$(470,578)	195.8%
TechMatrix Corp.	(5,800)	(80,748)	33.6
Tenma Corp.	(1,500)	(26,234)	10.9
T-Gaia Corp.	(5,200)	(63,840)	26.6
TKP Corp.	(4,200)	(76,296)	31.7
TOC Co. Ltd.	(9,100)	(54,330)	22.6
Toei Co. Ltd.	(2,000)	(286,880)	119.4
Toho Bank Ltd.	(49,000)	(78,855)	32.8
TOKAI Holdings Corp.	(19,000)	(126,719)	52.7
Tokai Tokyo Financial Holdings, Inc.	(11,700)	(33,135)	13.8
Tokushu Tokai Paper Co. Ltd.	(5,800)	(138,133)	57.5
Tokyo Seimitsu Co. Ltd.	(3,600)	(125,071)	52.0
Tokyo Steel Manufacturing Co. Ltd.	(2,800)	(28,802)	12.0
TOMONY Holdings, Inc.	(123,300)	(291,803)	121.4
Tomy Co. Ltd.	(51,000)	(565,183)	235.2
Topre Corp.	(4,900)	(37,961)	15.8
Toyo Tanso Co. Ltd.	(7,400)	(168,422)	70.1
Transcosmos, Inc.	(3,700)	(104,979)	43.7
TRE Holdings Corp.	(2,700)	(31,616)	13.2
Tsugami Corp.	(19,500)	(179,437)	74.7
UACJ Corp.	(4,400)	(74,651)	31.1
Visional, Inc.	(5,200)	(284,794)	118.5
VT Holdings Co. Ltd.	(11,100)	(40,455)	16.8
Yokowo Co. Ltd.	(30,500)	(451,216)	187.7
Yoshinoya Holdings Co. Ltd.	(26,400)	(511,778)	212.9

		(31,919,523)

Jersey
Breedon Group PLC	(26,749)	(23,175)	9.6

Luxembourg
Befesa SA	(2,602)	(120,526)	50.1
Grand City Properties SA	(13,176)	(179,703)	74.8

		(300,229)

Malta
Kindred Group PLC, SDR	(37,498)	(330,247)	137.4

Netherlands
AMG Advanced Metallurgical Group NV	(2,093)	(58,754)	24.5
CM.com NV	(842)	(10,206)	4.3
Corbion NV	(5,561)	(193,803)	80.6
Core Laboratories NV	(10,893)	(206,313)	85.8
Eurocommercial Properties NV	(2,285)	(51,738)	21.5
Flow Traders	(4,827)	(104,897)	43.6
Koninklijke BAM Groep NV	(27,450)	(66,932)	27.9
NSI NV	(2,579)	(83,679)	34.8
TKH Group NV	(2,264)	(92,939)	38.7
Van Lanschot Kempen NV	(5,206)	(119,214)	49.6

		(988,475)

New Zealand
Synlait Milk Ltd.	(66,463)	(134,101)	55.8

Norway
Aker Carbon Capture ASA	(33,928)	(76,472)	31.8
Aker Solutions ASA	(94,527)	(292,998)	121.9
Atea ASA	(660)	(8,059)	3.4
Bonheur ASA	(5,331)	(213,473)	88.8
Crayon Group Holding ASA	(10,164)	(162,941)	67.8
Europris ASA	(14,671)	(86,748)	36.1
Hexagon Composites ASA	(4,958)	(16,650)	6.9

Security	Shares	Value	% of Basket Value

Norway (continued)
Hexagon Purus ASA	(54,964)	$(159,339)	66.3%
Kahoot! ASA	(32,993)	(79,108)	32.9
SpareBank 1 SR-Bank ASA	(20,426)	(241,524)	100.5

		(1,337,312)

Peru
Hochschild Mining PLC	(193,858)	(191,396)	79.6

Portugal
CTT-Correios de Portugal SA	(69,864)	(238,930)	99.4
NOS SGPS SA	(6,853)	(25,873)	10.8
Sonae SGPS SA	(117,638)	(133,845)	55.7

		(398,648)

Puerto Rico
First BanCorp	(47,820)	(721,604)	300.3

Singapore
BW Energy Ltd.	(40,302)	(114,829)	47.8
OUE Ltd.	(4,700)	(4,457)	1.9
TDCX, Inc.	(24,654)	(193,780)	80.6
Yanlord Land Group Ltd.	(1,600)	(1,196)	0.5

		(314,262)

South Sandwich Islands
Burford Capital Ltd.	(50,527)	(541,787)	225.4

Spain
Applus Services SA	(8,343)	(60,584)	25.2

Atresmedia Corp. de Medios de Comunicacion SA	(9,908)	(30,446)	12.7
Cia de Distribucion Integral Logista Holdings SA	(703)	(14,491)	6.0
CIE Automotive SA	(13,769)	(362,200)	150.7
Construcciones y Auxiliar de Ferrocarriles SA	(7,883)	(233,409)	97.1
Corp. Financiera Alba SA	(1,231)	(64,938)	27.0
Ebro Foods SA	(2,607)	(43,383)	18.1
Faes Farma SA	(3,157)	(13,455)	5.6
Gestamp Automocion SA	(53,237)	(204,801)	85.2
Global Dominion Access SA	(16,299)	(65,384)	27.2
Grupo Catalana Occidente SA	(2)	(60)	0.0
Soltec Power Holdings SA	(54,560)	(272,250)	113.3
Viscofan SA	(398)	(23,179)	9.7

		(1,388,580)

Sweden
AAK AB	(1,938)	(33,876)	14.1
AddLife AB	(1,222)	(21,054)	8.8
Attendo AB	(2,672)	(6,505)	2.7
BHG Group AB	(59,516)	(203,418)	84.6
BICO Group AB	(6,095)	(24,206)	10.1
Bonava AB	(2,640)	(9,890)	4.1
Boozt AB	(47,183)	(332,375)	138.3
Cibus Nordic Real Estate AB	(435)	(7,797)	3.2
Cint Group AB	(19,084)	(134,697)	56.1
Clas Ohlson AB, Class B	(4,949)	(56,137)	23.4
Duni AB	(7,137)	(68,124)	28.3
Electrolux Professional AB	(15,857)	(96,900)	40.3
Fingerprint Cards AB	(60,536)	(53,643)	22.3
Granges AB	(34,063)	(315,841)	131.4
Hemnet Group AB	(540)	(8,185)	3.4
Hexpol AB	(32,092)	(334,722)	139.3
Instalco AB	(3,586)	(17,751)	7.4
Intrum AB	(4,265)	(91,100)	37.9

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Inwido AB	(12,337)	$(149,699)	62.3%
Mekonomen AB	(5,198)	(61,103)	25.4
Modern Times Group MTG AB	(1,013)	(10,485)	4.4
Munters Group AB	(13,837)	(103,197)	42.9
Mycronic AB	(542)	(7,972)	3.3
New Wave Group AB	(1,424)	(21,826)	9.1
Nordic Entertainment Group AB, Class B	(1,625)	(48,247)	20.1
Ratos AB	(16,343)	(81,873)	34.1
Resurs Holding AB	(5,698)	(13,311)	5.5
Samhallsbyggnadsbolaget i Norden AB	(27,947)	(53,613)	22.3
SSAB AB	(19,050)	(87,405)	36.4
Stillfront Group AB	(15,333)	(40,179)	16.7
Storskogen Group AB	(397,120)	(528,271)	219.8
Wallenstam AB	(9,285)	(47,329)	19.7
Wihlborgs Fastigheter AB	(12,734)	(108,585)	45.2
Xvivo Perfusion AB	(393)	(8,875)	3.7

		(3,188,191)

Switzerland
Allreal Holding AG	(128)	(21,177)	8.8
ALSO Holding AG	(369)	(68,415)	28.5
Autoneum Holding AG	(51)	(5,912)	2.5
Bobst Group SA	(330)	(27,217)	11.3
Bucher Industries AG	(401)	(153,959)	64.1
Cembra Money Bank AG	(3,903)	(283,722)	118.1
Conzzeta AG	(53)	(39,212)	16.3
dormakaba Holding AG	(652)	(310,601)	129.2
EFG International AG	(11,513)	(89,665)	37.3
Forbo Holding AG	(176)	(236,344)	98.4
Interroll Holding AG	(36)	(95,006)	39.5
Komax Holding AG	(140)	(37,979)	15.8
Landis+Gyr Group AG	(755)	(49,833)	20.7
Leonteq AG	(169)	(10,076)	4.2
Medmix AG	(194)	(4,396)	1.8
Mobilezone Holding AG	(5,047)	(90,078)	37.5
Mobimo Holding AG	(323)	(83,167)	34.6
Montana Aerospace AG	(2,509)	(49,983)	20.8
OC Oerlikon Corp. AG	(8,636)	(66,835)	27.8
Peach Property Group AG	(3,831)	(139,057)	57.9
PolyPeptide Group AG	(1,571)	(74,553)	31.0
Rieter Holding AG	(172)	(19,519)	8.1
SFS Group AG	(678)	(74,527)	31.0
Softwareone Holding AG	(9,820)	(133,657)	55.6
St Galler Kantonalbank AG	(600)	(285,817)	118.9
Valiant Holding AG	(75)	(6,756)	2.8
Valora Holding AG	(38)	(10,387)	4.3
Vetropack Holding AG	(252)	(10,013)	4.2
Zehnder Group AG	(1,640)	(105,892)	44.1
Zur Rose Group AG	(518)	(36,986)	15.4

		(2,620,741)

United Kingdom
Abcam PLC	(8,045)	(120,232)	50.0
AO World PLC	(160,948)	(85,104)	35.4
Argo Blockchain PLC	(64,289)	(29,299)	12.2
Ashmore Group PLC	(28,438)	(74,946)	31.2
ASOS PLC	(7,884)	(100,340)	41.8
Assura PLC	(513,662)	(430,474)	179.1
Auction Technology Group PLC	(12,812)	(155,088)	64.5
Biffa PLC	(47,920)	(212,069)	88.2
Bridgepoint Group PLC	(111,614)	(346,605)	144.2

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Capita PLC	(45,999)	$(16,152)	6.7%
Close Brothers Group PLC	(4,219)	(57,031)	23.7
CMC Markets PLC	(35,266)	(110,588)	46.0
Countryside Properties PLC	(43,284)	(153,420)	63.8
Elementis PLC	(83,065)	(110,613)	46.0
EMIS Group PLC	(8,632)	(192,764)	80.2
Empiric Student Property PLC	(66,480)	(72,908)	30.3
Energean PLC	(11,195)	(156,510)	65.1
EnQuest PLC	(34,118)	(11,987)	5.0
Essentra PLC	(59,352)	(179,163)	74.6
Euromoney Institutional Investor PLC	(1,717)	(30,400)	12.7
Firstgroup PLC	(77,692)	(126,887)	52.8
Great Portland Estates PLC	(1,070)	(8,099)	3.4
Greatland Gold PLC	(2,934,693)	(453,881)	188.9
Gulf Keystone Petroleum Ltd.	(2,890)	(8,319)	3.5
Halfords Group PLC	(77,589)	(162,333)	67.6
Home Reit PLC	(102,459)	(148,482)	61.8
Ibstock PLC	(111,422)	(279,283)	116.2
IP Group PLC	(118,320)	(124,640)	51.9
John Menzies PLC	(38,798)	(286,324)	119.1
John Wood Group PLC	(34,210)	(65,574)	27.3
Just Group PLC	(126,320)	(110,038)	45.8
Kape Technologies PLC	(35,670)	(129,882)	54.0
Keller Group PLC	(15,208)	(147,862)	61.5
Kier Group PLC	(4,191)	(3,908)	1.6
Liontrust Asset Management PLC	(4,882)	(62,023)	25.8
Marshalls PLC	(14,795)	(89,326)	37.2
Mitie Group PLC	(361,656)	(345,577)	143.8
Moneysupermarket.com Group PLC	(205,523)	(511,632)	212.9
Myovant Sciences Ltd.	(2,332)	(30,503)	12.7
NCC Group PLC	(25,375)	(69,312)	28.8
On the Beach Group PLC	(18,453)	(25,028)	10.4
Oxford Biomedica PLC	(53,135)	(312,539)	130.0
Oxford Nanopore Technologies PLC	(60,924)	(237,953)	99.0
Petrofac Ltd.	(304,610)	(427,339)	177.8
Polar Capital Holdings PLC	(5,718)	(34,072)	14.2
Premier Foods PLC	(33,967)	(48,149)	20.0
Primary Health Properties PLC	(47,114)	(84,765)	35.3
Provident Financial PLC	(17,375)	(41,060)	17.1
Quilter PLC	(11,614)	(14,851)	6.2
Rank Group PLC	(73,882)	(80,976)	33.7
Rathbone Brothers PLC	(4,425)	(97,537)	40.6
Redde Northgate PLC	(2,115)	(9,453)	3.9
Renewi PLC	(17,322)	(160,157)	66.6
Sabre Insurance Group PLC	(16,154)	(21,521)	9.0
Saga PLC	(10,708)	(20,603)	8.6
Savills PLC	(11,327)	(165,142)	68.7
Serica Energy PLC	(31,250)	(144,640)	60.2
Synthomer PLC	(6,770)	(19,312)	8.0
Target Healthcare REIT PLC	(21,992)	(30,799)	12.8
TI Fluid Systems PLC	(122,991)	(261,804)	108.9
Trustpilot Group PLC	(59,910)	(56,341)	23.4
Tullow Oil PLC	(195,145)	(122,483)	51.0
Tyman PLC	(35,140)	(113,599)	47.3
Victoria PLC	(18,039)	(82,103)	34.2
Victrex PLC	(9,627)	(226,745)	94.4
Volex PLC	(9,770)	(37,536)	15.6
Volution Group PLC	(22,604)	(115,620)	48.1

33

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Wincanton PLC	(4,060)	$(18,641)	7.8%
Yellow Cake PLC	(117,050)	(536,492)	223.2

		(9,356,838)

United States
4D Molecular Therapeutics, Inc.	(1,349)	(12,681)	5.3
908 Devices, Inc.	(7,325)	(164,812)	68.6
AAON, Inc.	(614)	(36,944)	15.4
AAR Corp.	(1,522)	(67,775)	28.2
Aaron’s Co., Inc.	(4,099)	(53,369)	22.2
ABM Industries, Inc.	(5,795)	(259,848)	108.1
Accolade, Inc.	(21,980)	(203,095)	84.5
Aclaris Therapeutics, Inc.	(1,150)	(17,721)	7.4
ACM Research, Inc., Class A	(9,130)	(154,114)	64.1
Acushnet Holdings Corp.	(4,794)	(233,612)	97.2
ACV Auctions, Inc.	(804)	(5,942)	2.5
AdaptHealth Corp.	(9,392)	(207,657)	86.4
Aerojet Rocketdyne Holdings, Inc.	(2,222)	(97,079)	40.4
Aeva Technologies, Inc.	(62,334)	(220,039)	91.6
AEye, Inc.	(5,200)	(11,648)	4.8
Agenus, Inc.	(1,973)	(5,090)	2.1
Agiliti, Inc.	(10,073)	(220,498)	91.7
Air Transport Services Group, Inc.	(2,806)	(87,940)	36.6
Alamo Group, Inc.	(95)	(12,294)	5.1
Albany International Corp., Class A	(2,554)	(233,104)	97.0
Alexander’s, Inc.	(1,548)	(376,953)	156.8
Alkami Technology, Inc.	(5,578)	(77,646)	32.3
Allegheny Technologies, Inc.	(10,880)	(270,803)	112.7
Allison Transmission Holdings, Inc.	(1,985)	(83,112)	34.6
Allovir, Inc.	(2,087)	(9,579)	4.0
Altair Engineering, Inc.	(636)	(37,467)	15.6
Altus Power, Inc.	(2,579)	(20,219)	8.4
ALX Oncology Holdings, Inc.	(649)	(6,282)	2.6
A-Mark Precious Metals, Inc.	(414)	(12,544)	5.2
Ambac Financial Group, Inc.	(14,654)	(172,478)	71.8
Amerant Bancorp, Inc.	(6,186)	(169,002)	70.3
American Equity Investment Life Holding Co.	(1,716)	(64,453)	26.8
American States Water Co.	(95)	(8,281)	3.4
America’s Car-Mart, Inc.	(1,543)	(159,808)	66.5
AMMO, Inc.	(93,363)	(455,611)	189.6
Amplitude, Inc., Class A	(26,383)	(389,941)	162.3
Anavex Life Sciences Corp.	(4,008)	(41,122)	17.1
Anterix, Inc.	(139)	(6,184)	2.6
Apartment Investment and Management Co.	(1,037)	(8,628)	3.6
API Group Corp.	(9,697)	(171,734)	71.5
Apollo Commercial Real Estate Finance, Inc.	(3,586)	(45,829)	19.1
Apollo Medical Holdings, Inc.	(557)	(29,538)	12.3
Apple Hospitality REIT, Inc.	(10,436)	(174,072)	72.4
Applied Industrial Technologies, Inc.	(3,195)	(321,385)	133.7
Archaea Energy, Inc.	(15,085)	(247,092)	102.8
Argan, Inc.	(4,323)	(160,643)	66.8
Arko Corp.	(3,427)	(31,289)	13.0
Array Technologies, Inc.	(8,094)	(136,384)	56.7
Atea Pharmaceuticals, Inc.	(9,793)	(80,303)	33.4
Atlantic Union Bankshares Corp.	(985)	(34,071)	14.2
Atlanticus Holdings Corp.	(464)	(17,929)	7.5
Atlas Air Worldwide Holdings, Inc.	(2,418)	(183,067)	76.2
Avid Technology, Inc.	(3,429)	(96,218)	40.0
AvidXchange Holdings, Inc.	(4,992)	(36,042)	15.0
Balchem Corp.	(772)	(104,807)	43.6
Bally’s Corp.	(13,370)	(293,739)	122.2

Security	Shares	Value	% of Basket Value

United States (continued)
BancFirst Corp.	(1,755)	$(188,469)	78.4%
Bank of Hawaii Corp.	(215)	(17,224)	7.2
Bank of Marin Bancorp	(197)	(6,446)	2.7
Banner Corp.	(10,547)	(653,809)	272.0
BARK, Inc.	(14,017)	(20,044)	8.3
Beauty Health Co.	(28,262)	(376,450)	156.6
Belden, Inc.	(2,766)	(179,016)	74.5
BellRing Brands, Inc.	(2,532)	(61,122)	25.4
Benchmark Electronics, Inc.	(427)	(10,923)	4.5
Berkshire Hills Bancorp, Inc.	(625)	(17,606)	7.3
Big Lots, Inc.	(4,028)	(81,325)	33.8
BigCommerce Holdings, Inc., Series-1	(21,618)	(338,322)	140.8
BioCryst Pharmaceuticals, Inc.	(8,352)	(92,039)	38.3
Bionano Genomics, Inc.	(232,295)	(432,069)	179.8
Bioventus, Inc.	(681)	(5,782)	2.4
Bioxcel Therapeutics, Inc.	(4,070)	(62,841)	26.1
Bloomin’ Brands, Inc.	(3,893)	(79,378)	33.0
BlueLinx Holdings, Inc.	(475)	(38,000)	15.8
Boston Omaha Corp., Class A	(3,745)	(91,378)	38.0
Brady Corp., Class A	(6,391)	(305,809)	127.2
Brandywine Realty Trust	(3,599)	(33,651)	14.0
Brightsphere Investment Group Inc.	(16,934)	(320,222)	133.2
Brinker International, Inc.	(10,469)	(290,515)	120.9
Brink’s Co.	(3,929)	(223,717)	93.1
Bristow Group, Inc.	(370)	(9,546)	4.0
Broadmark Realty Capital, Inc.	(30,473)	(231,290)	96.2
Broadstone Net Lease, Inc.	(23,779)	(539,070)	224.3
BRP Group, Inc.	(7,991)	(220,312)	91.7
BTRS Holdings, Inc.	(42,224)	(272,345)	113.3
Butterfly Network, Inc.	(2,119)	(9,196)	3.8
Cactus, Inc.	(16,779)	(697,839)	290.4
Caleres, Inc.	(3,602)	(89,402)	37.2
California Resources Corp.	(15,164)	(680,257)	283.0
California Water Service Group	(167)	(10,033)	4.2
Callon Petroleum Co.	(170)	(7,827)	3.3
Cano Health, Inc.	(1,182)	(7,198)	3.0
Capitol Federal Financial, Inc.	(1,637)	(15,699)	6.5
Cardlytics, Inc.	(5,527)	(76,273)	31.7
CareMax, Inc.	(1,694)	(12,112)	5.0
Caribou Biosciences, Inc.	(1,040)	(8,445)	3.5
Cathay General Bancorp	(3,246)	(135,358)	56.3
CCC Intelligent Solutions Holdings, Inc.	(14,004)	(139,900)	58.2
Celldex Therapeutics, Inc.	(2,527)	(77,629)	32.3
Centrus Energy Corp., Class A	(1,166)	(38,653)	16.1
Cerevel Therapeutics Holdings, Inc.	(9,400)	(247,126)	102.8
Certara, Inc.	(10,799)	(248,269)	103.3
Chord Energy Corp.	(780)	(100,030)	41.6
City Holding Co.	(1,705)	(147,977)	61.6
Clarus Corp.	(1,493)	(30,786)	12.8
Clearfield, Inc.	(1,863)	(183,599)	76.4
Cohen & Steers, Inc.	(151)	(11,127)	4.6
Cohu, Inc.	(423)	(12,089)	5.0
Columbia Financial, Inc.	(3,926)	(79,855)	33.2
Comfort Systems USA, Inc.	(925)	(97,735)	40.7
Community Bank System, Inc.	(5,259)	(354,088)	147.3
Community Health Systems, Inc.	(4,515)	(13,455)	5.6
Community Healthcare Trust, Inc.	(2,521)	(98,193)	40.9
Community Trust Bancorp, Inc.	(2,128)	(92,206)	38.4
CONMED Corp.	(3,082)	(300,896)	125.2
Consensus Cloud Solutions, Inc.	(138)	(7,456)	3.1
Core & Main, Inc., Class A	(7,009)	(169,197)	70.4

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Coursera, Inc.	(5,522)	$(76,701)	31.9%
Covetrus Inc.	(757)	(15,723)	6.5
Cracker Barrel Old Country Store, Inc.	(135)	(12,834)	5.3
Credo Technology Group Holding Ltd.	(5,291)	(84,921)	35.3
Crinetics Pharmaceuticals, Inc.	(5,182)	(99,546)	41.4
CryoPort, Inc.	(2,813)	(104,644)	43.5
CTS Corp.	(3,198)	(130,095)	54.1
Cullinan Oncology, Inc.	(11,877)	(160,458)	66.8
CVB Financial Corp.	(41,418)	(1,104,618)	459.6
Definitive Healthcare Corp.	(2,383)	(61,910)	25.8
Denali Therapeutics, Inc.	(1,455)	(49,499)	20.6
Denbury, Inc.	(2,121)	(152,521)	63.5
Denny’s Corp.	(13,200)	(128,172)	53.3
DermTech, Inc.	(2,125)	(17,425)	7.3
Designer Brands, Inc., Class A	(9,033)	(130,346)	54.2
Desktop Metal, Inc.	(56,277)	(119,870)	49.9
DiamondRock Hospitality Co.	(8,023)	(74,453)	31.0
Diebold Nixdorf, Inc.	(9,191)	(29,687)	12.4
Dine Brands Global, Inc.	(4,010)	(285,953)	119.0
Diversified Gas & Oil PLC	(31,324)	(47,187)	19.6
DMC Global, Inc.	(2,451)	(55,785)	23.2
DocGo, Inc.	(1,097)	(8,480)	3.5
Doma Holdings, Inc.	(57,470)	(42,643)	17.7
Donnelley Financial Solutions, Inc.	(6,621)	(225,048)	93.6
Dorman Products, Inc.	(1,047)	(105,841)	44.0
Douglas Elliman, Inc.	(44,948)	(269,688)	112.2
Driven Brands Holdings, Inc.	(8,354)	(253,795)	105.6
Duck Creek Technologies, Inc.	(7,837)	(108,151)	45.0
Dycom Industries, Inc.	(226)	(23,314)	9.7
Dynavax Technologies Corp.	(8,779)	(126,242)	52.5
Eastern Bankshares, Inc.	(22,435)	(457,674)	190.4
Eastman Kodak Co.	(9,598)	(52,885)	22.0
Ebix, Inc.	(1,497)	(35,419)	14.7
Ellington Financial, Inc.	(2,534)	(40,671)	16.9
Embecta Corp.	(17,953)	(528,357)	219.8
Empire State Realty Trust, Inc.	(12,937)	(110,353)	45.9
Employers Holdings, Inc.	(4,949)	(196,525)	81.8
Encore Capital Group, Inc.	(826)	(59,827)	24.9
Energy Fuels, Inc.	(7,947)	(53,309)	22.2
Enerpac Tool Group Corp.	(9,149)	(185,725)	77.3
EnerSys	(1,573)	(103,676)	43.1
Enova International, Inc.	(791)	(27,297)	11.4
Enovix Corp.	(28,905)	(385,015)	160.2
Enterprise Financial Services Corp.	(280)	(13,168)	5.5
EPR Properties	(848)	(45,631)	19.0
Equity Commonwealth	(5,695)	(159,745)	66.5
EverQuote, Inc., Class A	(1,485)	(15,518)	6.5
Evo Payments, Inc., Class A	(4,351)	(118,956)	49.5
Expro Group Holdings NV	(2,682)	(32,667)	13.6
Fastly, Inc., Class A	(26,753)	(304,182)	126.6
Federal Agricultural Mortgage Corp., Class C	(401)	(44,226)	18.4
Federal Signal Corp.	(6,545)	(271,748)	113.1
Federated Hermes, Inc., Class B	(4,240)	(144,626)	60.2
First Financial Bankshares, Inc.	(5,898)	(260,574)	108.4
First Hawaiian, Inc.	(7,600)	(193,724)	80.6
First Merchants Corp.	(2,001)	(83,102)	34.6
FirstCash Holdings, Inc.	(4,028)	(295,091)	122.8
Four Corners Property Trust, Inc.	(443)	(12,949)	5.4
Fox Factory Holding Corp.	(1,040)	(98,446)	41.0
Franklin Electric Co., Inc.	(234)	(21,252)	8.8
Fresh Del Monte Produce, Inc.	(5,428)	(161,266)	67.1
Fulcrum Therapeutics, Inc.	(2,248)	(13,218)	5.5

Security	Shares	Value	% of Basket Value

United States (continued)
Fulgent Genetics, Inc.	(1,831)	$(109,402)	45.5%
Funko, Inc., Class A	(4,590)	(120,304)	50.1
Gannett Co., Inc.	(55,327)	(166,534)	69.3
Genesco, Inc.	(2,233)	(125,160)	52.1
German American Bancorp, Inc.	(2,234)	(84,535)	35.2
Geron Corp.	(24,930)	(47,367)	19.7
Ginkgo Bioworks Holdings, Inc.	(8,209)	(23,478)	9.8
Glacier Bancorp, Inc.	(5,375)	(269,234)	112.0
Global Net Lease, Inc.	(5,518)	(83,267)	34.6
Globalstar, Inc.	(285,925)	(400,295)	166.6
GMS, Inc.	(1,079)	(57,263)	23.8
Goosehead Insurance, Inc.	(1,784)	(100,279)	41.7
Graham Holdings Co., Class B	(185)	(109,981)	45.8
Grand Canyon Education, Inc.	(1,511)	(145,162)	60.4
Great Southern Bancorp, Inc.	(785)	(48,623)	20.2
Green Plains, Inc.	(250)	(9,005)	3.7
Greif, Inc., Class B	(107)	(7,471)	3.1
Grid Dynamics Holdings, Inc.	(2,435)	(45,948)	19.1
Griffon Corp.	(6,703)	(201,157)	83.7
GrowGeneration Corp.	(1,681)	(8,153)	3.4
Haemonetics Corp.	(2,994)	(208,053)	86.6
Hamilton Lane, Inc., Class A	(659)	(49,801)	20.7
Hancock Whitney Corp.	(731)	(35,680)	14.8
Hawaiian Electric Industries, Inc.	(17,086)	(722,738)	300.7
Hayward Holdings, Inc.	(8,998)	(105,007)	43.7
Healthcare Services Group, Inc.	(4,789)	(68,674)	28.6
Helios Technologies, Inc.	(2,477)	(170,467)	70.9
Hillman Solutions Corp.	(24,938)	(258,108)	107.4
Hippo Holdings, Inc.	(98,663)	(84,258)	35.1
Home BancShares, Inc.	(23,576)	(556,394)	231.5
Honest Co., Inc.	(48,715)	(162,708)	67.7
Hope Bancorp, Inc.	(768)	(11,551)	4.8
Hovnanian Enterprises, Inc., Class A	(2,834)	(137,477)	57.2
Huron Consulting Group, Inc.	(3,281)	(220,155)	91.6
Hydrofarm Holdings Group, Inc.	(15,644)	(50,530)	21.0
Hyliion Holdings Corp.	(43,590)	(171,309)	71.3
Hyzon Motors, Inc.	(28,038)	(112,713)	46.9
ICF International, Inc.	(115)	(10,850)	4.5
Ichor Holdings Ltd.	(5,413)	(169,210)	70.4
IES Holdings, Inc.	(423)	(13,959)	5.8
IGM Biosciences, Inc.	(1,004)	(16,174)	6.7
iHeartMedia, Inc., Class A	(1,412)	(10,562)	4.4
Imago Biosciences, Inc.	(5,821)	(93,718)	39.0
ImmunityBio, Inc.	(12,322)	(47,933)	19.9
Immunovant, Inc.	(2,589)	(10,667)	4.4
Independent Bank Corp.	(3,347)	(280,479)	116.7
Indus Realty Trust, Inc.	(5,170)	(315,784)	131.4
Industrial Logistics Properties Trust	(1,959)	(19,649)	8.2
Ingles Markets, Inc., Class A	(2,164)	(206,575)	86.0
Innospec, Inc.	(4,334)	(442,068)	183.9
Inovio Pharmaceuticals, Inc.	(18,287)	(36,208)	15.1
Inseego Corp.	(2,285)	(5,096)	2.1
Insight Enterprises, Inc.	(2,674)	(249,778)	103.9
Insteel Industries, Inc.	(227)	(7,105)	3.0
Integer Holdings Corp.	(1,670)	(116,716)	48.6
Inter Parfums, Inc.	(99)	(8,264)	3.4
InterDigital, Inc.	(301)	(18,478)	7.7
Interface, Inc.	(466)	(6,752)	2.8
International Bancshares Corp.	(1,622)	(71,141)	29.6
Iovance Biotherapeutics, Inc.	(4,708)	(54,848)	22.8
iStar, Inc.	(54,053)	(903,226)	375.8
iTeos Therapeutics, Inc.	(4,531)	(110,828)	46.1

35

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
IVERIC bio, Inc.	(10,419)	$(111,379)	46.3%
J&J Snack Foods Corp.	(1,108)	(150,145)	62.5
Jack in the Box, Inc.	(767)	(53,030)	22.1
Janus International Group, Inc.	(704)	(7,160)	3.0
JBG SMITH Properties	(12,234)	(311,233)	129.5
John B Sanfilippo & Son, Inc.	(3,459)	(259,079)	107.8
John Bean Technologies Corp.	(1,257)	(141,174)	58.7
John Wiley & Sons, Inc., Class A	(13,587)	(709,513)	295.2
Kaman Corp.	(349)	(10,742)	4.5
Kennedy-Wilson Holdings, Inc.	(21,112)	(436,174)	181.5
Keros Therapeutics, Inc.	(425)	(13,634)	5.7
KKR Real Estate Finance Trust, Inc.	(20,633)	(402,137)	167.3
KnowBe4, Inc.	(3,440)	(49,158)	20.5
Krystal Biotech, Inc.	(5,080)	(368,706)	153.4
Ladder Capital Corp.	(911)	(10,823)	4.5
Lakeland Financial Corp.	(406)	(31,587)	13.1
Lancaster Colony Corp.	(668)	(88,430)	36.8
Latch, Inc.	(7,304)	(8,765)	3.6
Latham Group, Inc.	(307)	(1,685)	0.7
La-Z-Boy, Inc.	(12,180)	(339,457)	141.2
Life Time Group Holdings, Inc.	(6,744)	(97,788)	40.7
Lindblad Expeditions Holdings, Inc.	(818)	(6,462)	2.7
Lindsay Corp.	(415)	(63,893)	26.6
Lordstown Motors Corp., Class A	(77,163)	(172,845)	71.9
Loyalty Ventures, Inc.	(13,930)	(41,093)	17.1
Lumber Liquidators Holdings, Inc.	(5,714)	(57,369)	23.9
Madison Square Garden Sports Corp.	(157)	(24,143)	10.0
Madrigal Pharmaceuticals, Inc.	(1,118)	(70,233)	29.2
Manitowoc Co., Inc.	(833)	(9,521)	4.0
MannKind Corp.	(26,738)	(92,246)	38.4
Markforged Holding Corp.	(47,375)	(103,751)	43.2
Materion Corp.	(89)	(7,293)	3.0
Matterport, Inc.	(40,576)	(172,448)	71.8
Matthews International Corp., Class A	(3,343)	(93,437)	38.9
MaxCyte, Inc.	(11,740)	(63,983)	26.6
Mercury Systems, Inc.	(1,339)	(79,014)	32.9
Mesa Laboratories, Inc.	(185)	(39,451)	16.4
Methode Electronics, Inc.	(1,588)	(65,489)	27.3
MGP Ingredients, Inc.	(318)	(33,447)	13.9
MillerKnoll, Inc.	(350)	(10,538)	4.4
Minerals Technologies, Inc.	(5,374)	(359,037)	149.4
Mirion Technologies, Inc.	(22,763)	(154,788)	64.4
Mission Produce, Inc.	(8,972)	(127,223)	52.9
Monte Rosa Therapeutics, Inc.	(642)	(5,823)	2.4
Movado Group, Inc.	(1,612)	(54,776)	22.8
Mr Cooper Group, Inc.	(2,804)	(126,320)	52.6
Mueller Water Products, Inc., Class A	(22,937)	(298,640)	124.3
MYR Group, Inc.	(1,763)	(167,890)	69.9
Myriad Genetics, Inc.	(1,239)	(32,685)	13.6
NanoString Technologies, Inc.	(2,351)	(30,093)	12.5
National HealthCare Corp.	(155)	(11,010)	4.6
National Presto Industries, Inc.	(821)	(58,455)	24.3
Navient Corp.	(8,996)	(148,164)	61.7
Navitas Semiconductor Corp.	(3,017)	(15,749)	6.6
NBT Bancorp, Inc.	(3,908)	(158,430)	65.9
Nelnet, Inc., Class A	(533)	(50,683)	21.1
NetScout Systems, Inc.	(4,496)	(159,968)	66.6
NETSTREIT Corp.	(2,944)	(60,352)	25.1
New Jersey Resources Corp.	(7,534)	(347,995)	144.8
Newmark Group, Inc., Class A	(40,278)	(459,169)	191.1
NexTier Oilfield Solutions, Inc.	(11,904)	(118,683)	49.4
Nicolet Bankshares, Inc.	(185)	(14,796)	6.2

Security	Shares	Value	% of Basket Value

United States (continued)
Noble Corp.	(2,303)	$(69,090)	28.7%
Northern Oil and Gas, Inc.	(4,961)	(143,026)	59.5
Northwest Bancshares, Inc.	(30,044)	(432,033)	179.8
Novanta, Inc.	(185)	(28,527)	11.9
Ocugen, Inc.	(30,073)	(77,588)	32.3
ODP Corp.	(4,157)	(150,899)	62.8
O-I Glass, Inc.	(7,964)	(117,150)	48.7
Olo, Inc., Class A	(3,535)	(37,860)	15.8
ON24, Inc.	(35,494)	(341,097)	141.9
OneSpan, Inc.	(5,225)	(57,841)	24.1
Open Lending Corp., Class A	(7,762)	(80,414)	33.5
OPKO Health, Inc.	(78,864)	(186,119)	77.4
OptimizeRx Corp.	(3,498)	(78,600)	32.7
Orion Office REIT, Inc.	(4,060)	(44,416)	18.5
OrthoPediatrics Corp.	(206)	(9,733)	4.1
OSI Systems, Inc.	(4,125)	(398,764)	165.9
Ouster, Inc.	(52,461)	(92,331)	38.4
Outset Medical, Inc.	(7,285)	(112,553)	46.8
Owens & Minor, Inc.	(445)	(15,757)	6.6
Oxford Industries, Inc.	(21)	(2,003)	0.8
Pagerduty, Inc.	(472)	(12,239)	5.1
Park National Corp.	(211)	(27,337)	11.4
Parsons Corp.	(8,555)	(369,833)	153.9
Patterson Cos., Inc.	(7,438)	(231,024)	96.1
Pediatrix Medical Group Inc.	(608)	(13,777)	5.7
Piedmont Lithium, Inc.	(2,143)	(96,885)	40.3
Piedmont Office Realty Trust, Inc.	(10,681)	(146,971)	61.2
Pitney Bowes, Inc.	(1,113)	(3,640)	1.5
Planet Labs PBC	(14,250)	(75,952)	31.6
PLBY Group, Inc.	(24,595)	(157,900)	65.7
Plymouth Industrial REIT, Inc.	(10,769)	(207,411)	86.3
PMV Pharmaceuticals, Inc.	(6,386)	(95,471)	39.7
Porch Group, Inc.	(63,167)	(121,912)	50.7
PRA Group, Inc.	(830)	(33,067)	13.8
Praxis Precision Medicines, Inc.	(8,723)	(30,792)	12.8
Premier, Inc., Class A	(3,272)	(125,841)	52.4
PriceSmart, Inc.	(2,309)	(153,271)	63.8
Progress Software Corp.	(5,406)	(253,866)	105.6
Proterra, Inc.	(3,810)	(20,536)	8.5
Provention Bio, Inc.	(295)	(1,127)	0.5
Provident Financial Services, Inc.	(3,820)	(93,055)	38.7
PubMatic, Inc., Class A	(355)	(5,889)	2.5
Pulmonx Corp.	(13,792)	(235,016)	97.8
Quanterix Corp.	(2,926)	(46,787)	19.5
Rackspace Technology, Inc.	(2,973)	(20,038)	8.3
Ranger Oil Corp.	(938)	(35,700)	14.9
Ready Capital Corp.	(8,407)	(116,941)	48.7
Realogy Holdings Corp.	(36,317)	(360,628)	150.1
RealReal, Inc.	(41,039)	(95,621)	39.8
Relay Therapeutics, Inc.	(4,040)	(76,841)	32.0
Relmada Therapeutics, Inc.	(5,598)	(143,309)	59.6
Remitly Global, Inc.	(10,260)	(97,778)	40.7
Rent-A-Center, Inc.	(3,274)	(77,037)	32.1
Resideo Technologies, Inc.	(5,462)	(122,950)	51.2
REV Group, Inc.	(19,145)	(222,848)	92.7
Reynolds Consumer Products, Inc.	(13,373)	(388,619)	161.7
Rhythm Pharmaceuticals, Inc.	(1,330)	(16,758)	7.0
Rimini Street, Inc.	(6,144)	(43,131)	17.9
RLI Corp.	(4,336)	(476,873)	198.4
Rocket Lab USA, Inc.	(47,304)	(220,910)	91.9
Rush Street Interactive, Inc.	(27,639)	(153,120)	63.7
Ruth’s Hospitality Group, Inc.	(8,098)	(142,120)	59.1

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Safety Insurance Group, Inc.	(1,550)	$(134,152)	55.8%
Sally Beauty Holdings, Inc.	(16,982)	(217,030)	90.3
Schneider National, Inc., Class B	(8,088)	(204,869)	85.2
Scholastic Corp.	(852)	(40,104)	16.7
Schrodinger, Inc.	(8,099)	(253,499)	105.5
Seacoast Banking Corp. of Florida	(248)	(8,873)	3.7
Seer, Inc.	(2,695)	(24,255)	10.1
Select Energy Services, Inc.	(1,058)	(7,903)	3.3
Selective Insurance Group, Inc.	(1,453)	(113,131)	47.1
Selectquote, Inc.	(37,417)	(68,847)	28.6
Sema4 Holdings Corp.	(20,730)	(33,583)	14.0
Seres Therapeutics, Inc.	(1,796)	(7,382)	3.1
ServisFirst Bancshares, Inc.	(3,146)	(268,826)	111.9
Shenandoah Telecommunications Co.	(5,268)	(117,476)	48.9
Shoals Technologies Group, Inc., Class A	(4,143)	(97,899)	40.7
Shoe Carnival, Inc.	(836)	(18,233)	7.6
SI-BONE, Inc.	(9,311)	(125,140)	52.1
Signify Health, Inc., Class A	(671)	(11,481)	4.8
Silgan Holdings, Inc.	(4,022)	(178,979)	74.5
Silk Road Medical, Inc.	(3,391)	(154,324)	64.2
SilverBow Resources, Inc.	(1,845)	(83,376)	34.7
Silvergate Capital Corp., Class A	(3,057)	(285,188)	118.7
Sinclair Broadcast Group, Inc., Class A	(7,134)	(155,807)	64.8
SomaLogic, Inc.	(5,566)	(28,108)	11.7
Sotera Health Co.	(14,873)	(285,562)	118.8
Southside Bancshares, Inc.	(6,108)	(243,954)	101.5
Spectrum Brands Holdings, Inc.	(5,383)	(374,334)	155.8
Sprout Social, Inc., Class A	(1,577)	(82,162)	34.2
SPX Corp.	(2,404)	(142,149)	59.1
Squarespace, Inc., Class A	(351)	(7,466)	3.1
Stem, Inc.	(18,276)	(207,067)	86.2
Stepan Co.	(645)	(72,375)	30.1
StepStone Group, Inc., Class A	(5,893)	(156,990)	65.3
Stericycle, Inc.	(1,450)	(67,961)	28.3
Sterling Check Corp.	(442)	(8,685)	3.6
Steven Madden Ltd.	(2,159)	(68,440)	28.5
Stock Yards Bancorp, Inc.	(4,097)	(283,308)	117.9
StoneX Group, Inc.	(272)	(23,699)	9.9
Stride, Inc.	(1,357)	(60,631)	25.2
Sumo Logic, Inc.	(12,194)	(82,553)	34.4
Sun Country Airlines Holdings, Inc.	(4,285)	(86,428)	36.0
Sunstone Hotel Investors, Inc.	(4,681)	(53,036)	22.1
Tejon Ranch Co.	(4,246)	(70,144)	29.2
Telephone and Data Systems, Inc.	(5,679)	(89,785)	37.4
Tellurian, Inc.	(31,368)	(116,689)	48.6
Telos Corp.	(11,330)	(89,960)	37.4
TFS Financial Corp.	(13,082)	(191,651)	79.7
ThredUp, Inc., Class A	(18,659)	(41,983)	17.5
Thryv Holdings, Inc.	(8,863)	(215,725)	89.8
Tidewater, Inc.	(8,240)	(181,527)	75.5
TimkenSteel Corp.	(1,649)	(33,458)	13.9
Towne Bank	(1,586)	(47,374)	19.7
TPI Composites, Inc.	(6,713)	(110,563)	46.0
TransMedics Group, Inc.	(2,217)	(89,522)	37.2
Treace Medical Concepts, Inc.	(5,469)	(92,535)	38.5
Tredegar Corp.	(4,762)	(49,906)	20.8
TriCo Bancshares	(5,662)	(270,644)	112.6
Trinseo PLC	(4,089)	(146,264)	60.9
Triumph Group, Inc.	(6,505)	(101,088)	42.1
Trustmark Corp.	(621)	(20,164)	8.4
TTM Technologies, Inc.	(17,498)	(236,748)	98.5
Tupperware Brands Corp.	(22,156)	(165,284)	68.8

Security	Shares	Value	% of Basket Value

United States (continued)
TuSimple Holdings, Inc.	(14,897)	$(148,374)	61.7%
Twist Bioscience Corp.	(6,499)	(284,266)	118.3
Two Harbors Investment Corp.	(5,450)	(29,321)	12.2
U.S. Silica Holdings, Inc.	(8,536)	(118,053)	49.1
Ultra Clean Holdings, Inc.	(636)	(21,370)	8.9
UniFirst Corp.	(136)	(26,641)	11.1
United Natural Foods, Inc.	(295)	(12,540)	5.2
Uniti Group, Inc.	(20,416)	(203,548)	84.7
Universal Corp.	(596)	(33,322)	13.9
Universal Health Realty Income Trust	(3,037)	(163,694)	68.1
Upwork, Inc.	(2,191)	(40,665)	16.9
Utz Brands, Inc.	(10,542)	(177,316)	73.8
Vaxcyte, Inc.	(7,936)	(183,163)	76.2
Velodyne Lidar, Inc.	(16,195)	(17,005)	7.1
Verint Systems, Inc.	(524)	(23,931)	10.0
Verra Mobility Corp.	(43)	(709)	0.3
ViaSat, Inc.	(1,129)	(37,178)	15.5
Victoria’s Secret & Co.	(510)	(18,850)	7.8
Vintage Wine Estates, Inc.	(880)	(6,459)	2.7
Viridian Therapeutics, Inc.	(644)	(8,527)	3.5
Volta, Inc.	(62,212)	(114,470)	47.6
W&T Offshore, Inc.	(19,639)	(97,606)	40.6
Washington Real Estate Investment Trust	(3,424)	(75,910)	31.6
Washington Trust Bancorp, Inc.	(183)	(10,043)	4.2
Werner Enterprises, Inc.	(1,896)	(83,348)	34.7
Westamerica BanCorp.	(4,482)	(268,965)	111.9
Wheels Up Experience, Inc.	(16,020)	(35,885)	14.9
White Mountains Insurance Group Ltd.	(131)	(162,365)	67.6
WideOpenWest, Inc.	(7,510)	(138,034)	57.4
Winnebago Industries, Inc.	(2,133)	(128,769)	53.6
Wolverine World Wide, Inc.	(3,169)	(71,207)	29.6
World Fuel Services Corp.	(364)	(10,090)	4.2
Worthington Industries, Inc.	(2,224)	(113,891)	47.4
WSFS Financial Corp.	(3,976)	(189,735)	78.9
WW International, Inc.	(14,565)	(96,712)	40.2
Xenia Hotels & Resorts, Inc.	(8,619)	(141,524)	58.9
Xperi Holding Corp.	(5,219)	(87,470)	36.4
Zentalis Pharmaceuticals, Inc.	(4,368)	(127,546)	53.1

		(59,815,410)

Preferred Stocks

Germany
Draegerwerk AG & Co. KGaA	(1,463)	(76,763)	31.9
Jungheinrich AG	(1,603)	(43,633)	18.2

		(120,396)

Total Reference Entity — Short		(138,089,184)

Net Value of Reference Entity — Bank of America N.A.		$(240,333)

37

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates December 12, 2022, December 16, 2022 and December 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	275	$223,770	23.0%

Australia
AGL Energy Ltd.	60,795	358,064	36.8
Alumina Ltd.	624,148	677,970	69.7
Aristocrat Leisure Ltd.	39,793	992,758	102.0
Aurizon Holdings Ltd.	53,606	151,721	15.6
Bank of Queensland Ltd.	14,355	76,027	7.8
Boral Ltd.	94,339	192,250	19.8
carsales.com Ltd.	7,837	114,249	11.7
Challenger Ltd.	7,936	39,202	4.0
Commonwealth Bank of Australia	7,074	502,377	51.6
Computershare Ltd.	9,904	174,974	18.0
CSR Ltd.	120,545	386,866	39.8
Deterra Royalties Ltd.	64,344	196,391	20.2
Domain Holdings Australia Ltd.	78,226	195,853	20.1
Domino’s Pizza Enterprises Ltd.	2,479	126,751	13.0
Evolution Mining Ltd.	32,030	59,168	6.1
Flight Centre Travel Group Ltd.	74,550	906,619	93.2
Goodman Group	11,522	168,625	17.3
GPT Group	27,865	89,647	9.2
Harvey Norman Holdings Ltd.	81,719	238,467	24.5
IGO Ltd.	32,137	251,820	25.9
Iluka Resources Ltd.	48,940	332,157	34.1
Insignia Financial Ltd.	121,170	263,620	27.1
Lottery Corp. Ltd.	26,850	85,171	8.8
Magellan Financial Group Ltd.	3,716	38,179	3.9
Medibank Pvt Ltd.	105,530	253,750	26.1
Metcash Ltd.	186,359	543,225	55.8
Mineral Resources Ltd.	1,639	62,453	6.4
Mirvac Group	73,352	111,127	11.4
National Australia Bank Ltd.	6,299	136,036	14.0
Orora Ltd.	41,238	103,225	10.6
OZ Minerals Ltd.	1,067	14,250	1.5
Perpetual Ltd.	21,135	451,107	46.4
Pilbara Minerals Ltd.	35,630	70,253	7.2
Platinum Asset Management Ltd.	201,252	258,403	26.6
Pro Medicus Ltd.	5,202	182,220	18.7
REA Group Ltd.	1,450	127,925	13.1
Rio Tinto PLC	952	57,472	5.9
Scentre Group	79,771	163,470	16.8
SEEK Ltd.	14,536	235,442	24.2
Shopping Centres Australasia Property Group	6,151	12,837	1.3
Sierra Rutile Holdings Ltd.	48,940	10,942	1.1
South32 Ltd.	144,861	394,835	40.6
Star Entertainment Grp Ltd.	74,807	162,081	16.7
Steadfast Group Ltd.	8,558	32,084	3.3
Stockland	45,306	122,765	12.6
Telstra Corp. Ltd.	228,117	623,446	64.1
Treasury Wine Estates Ltd.	7,489	64,555	6.6
Wesfarmers Ltd.	9,602	314,615	32.3

Security	Shares	Value	% of Basket Value

Australia (continued)
Westpac Banking Corp.	4,517	$68,402	7.0%
WiseTech Global Ltd.	4,411	156,214	16.1
Woodside Energy Group Ltd.	9,932	224,269	23.0

		11,576,329

Austria
ANDRITZ AG	6,734	315,083	32.4
Erste Group Bank AG	5,028	127,473	13.1
Raiffeisen Bank International AG	6,644	80,490	8.2

		523,046

Belgium
Ackermans & van Haaren NV	291	42,777	4.4
Etablissements Franz Colruyt NV	9,807	270,928	27.8
Solvay SA	2,041	179,267	18.4
Umicore SA	1,221	44,228	4.6
Warehouses De Pauw CVA	8,612	292,758	30.1

		829,958

Bermuda
Axis Capital Holdings Ltd.	18,009	909,274	93.5
Hiscox Ltd.	31,752	345,739	35.5
RenaissanceRe Holdings Ltd.	4,679	605,042	62.2
Triton International Ltd.	2,329	149,242	15.3

		2,009,297

Canada
Air Canada	4,259	57,838	5.9
Alamos Gold, Inc., Class A	69,169	546,633	56.2
Algonquin Power & Utilities Corp.	7,238	101,232	10.4
AltaGas Ltd.	2,233	49,750	5.1
ARC Resources Ltd.	12,551	176,031	18.1
Baytex Energy Corp.	29,520	158,602	16.3
BCE, Inc.	20,122	1,016,667	104.5
Boralex Inc.	4,740	171,973	17.7
Brookfield Infrastructure Corp.	7,159	327,775	33.7
BRP, Inc.	2,102	159,880	16.4
CAE, Inc.	7,301	193,165	19.8
Canada Goose Holdings, Inc.	11,732	229,713	23.6
Canadian Imperial Bank of Commerce	11,726	593,191	61.0
Canadian Tire Corp. Ltd., Class A	2,504	321,684	33.1
Canadian Utilities Ltd., Class A	22,518	728,883	74.9
Capital Power Corp.	2,118	81,607	8.4
Cargojet, Inc.	2,879	333,663	34.3
CGI, Inc.	11,339	972,256	99.9
CI Financial Corp.	10,730	123,677	12.7
Crescent Point Energy Corp.	39,996	316,395	32.5
Descartes Systems Group, Inc.	5,667	391,475	40.2
Emera, Inc.	11,052	523,968	53.8
Enerplus Corp.	24,089	336,161	34.5
First Majestic Silver Corp.	23,682	181,422	18.6
First Quantum Minerals Ltd.	4,370	79,855	8.2
FirstService Corp.	1,118	149,564	15.4
Franco-Nevada Corp.	7,940	1,016,690	104.5
George Weston Ltd.	1,468	175,213	18.0
GFL Environmental, Inc.	5,942	164,448	16.9
Gibson Energy, Inc.	7,457	153,269	15.7
Great-West Lifeco, Inc.	13,596	330,411	34.0
Hydro One Ltd.	9,999	279,149	28.7
IGM Financial, Inc.	12,221	354,829	36.5
Imperial Oil Ltd.	6,558	314,290	32.3

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Innergex Renewable Energy Inc.	15,671	$235,454	24.2%
Ivanhoe Mines Ltd., Class A	15,001	93,247	9.6
Keyera Corp.	22,902	593,587	61.0
Kinaxis, Inc.	3,309	395,566	40.6
Lululemon Athletica, Inc.	908	281,943	29.0
Lundin Mining Corp.	15,682	88,418	9.1
NexGen Energy Ltd.	43,431	189,251	19.4
Northland Power, Inc.	3,269	107,167	11.0
NuVista Energy Ltd.	5,486	48,796	5.0
Osisko Gold Royalties Ltd.	45,779	479,401	49.3
Parex Resources, Inc.	7,109	132,348	13.6
Pembina Pipeline Corp.	25,837	986,428	101.4
Saputo, Inc.	9,550	235,888	24.2
Stantec, Inc.	6,587	325,042	33.4
TC Energy Corp.	12,017	640,663	65.8
Teck Resources Ltd., Class B	27,461	807,393	83.0
TELUS Corp.	13,220	304,342	31.3
Turquoise Hill Resources Ltd.	3,824	100,008	10.3
Whitecap Resources, Inc.	12,190	93,194	9.6
WSP Global, Inc.	822	99,175	10.2

		17,348,670

China
Budweiser Brewing Co. APAC Ltd.	6,800	18,829	1.9
Chow Tai Fook Jewellery Group Ltd.	15,200	30,062	3.1
Wilmar International Ltd.	3,500	10,198	1.1

		59,089

Denmark
AP Moller - Maersk A/S, Class A	7	18,753	1.9
Coloplast A/S, Class B	4,133	483,722	49.7
Danske Bank A/S	5,545	77,543	8.0
Demant A/S	1,881	71,658	7.4
DSV A/S	2,338	393,955	40.5
Genmab A/S	57	20,282	2.1
GN Store Nord A/S	5,162	179,762	18.5
H Lundbeck A/S	64,431	318,457	32.7
Novo Nordisk A/S, Class B	2,314	269,520	27.7
Novozymes A/S, B Shares	419	26,766	2.7
SimCorp A/S	2,393	178,609	18.3
Tryg A/S	5,899	134,505	13.8
Vestas Wind Systems A/S	1,175	30,884	3.2

		2,204,416

Finland
Metso Outotec OYJ	9,390	77,624	8.0
Nokia OYJ	56,946	296,608	30.5
Nokian Renkaat OYJ	5,607	66,319	6.8
Nordea Bank Abp	39,107	385,594	39.6
Outokumpu OYJ	58,518	257,643	26.5
Stora Enso OYJ, R Shares	2,689	41,587	4.3
Valmet OYJ	7,738	215,328	22.1
Wartsila OYJ Abp	45,927	403,539	41.4

		1,744,242

France
Unibail-Rodamco-Westfield	1,756	99,714	10.2

Germany
1&1 AG	5,272	91,350	9.4
AIXTRON SE	2,135	55,196	5.7
Bayerische Motoren Werke AG	1,398	114,235	11.7
Beiersdorf AG	98	10,106	1.0

Security	Shares	Value	% of Basket Value

Germany (continued)
Brenntag SE	760	$53,386	5.5%
Commerzbank AG	162,098	1,110,554	114.1
Daimler Truck Holding AG	10,796	295,000	30.3
Deutsche Bank AG	242,304	2,119,421	217.8
DWS Group GmbH & Co. KGaA	544	15,879	1.6
E.ON SE	100,325	901,831	92.7
Fraport AG Frankfurt Airport Services Worldwide	19,956	912,640	93.8
Freenet AG	13,140	309,403	31.8
Hannover Rueck SE	2,568	364,263	37.4
HelloFresh SE	4,841	133,804	13.8
HOCHTIEF AG	3,473	186,412	19.2
K&S AG	3,714	78,314	8.0
KION Group AG	1,661	75,763	7.8
Knorr-Bremse AG	1,534	91,389	9.4
LEG Immobilien SE	3,018	274,171	28.2
Nemetschek SE	2,796	187,183	19.2
Nordex SE	27,252	264,800	27.2
Rational AG	228	158,926	16.3
Rheinmetall AG	1,285	235,640	24.2
RWE AG	3,077	126,581	13.0
Salzgitter AG	3,093	78,750	8.1
Scout24 SE	5,595	319,858	32.9
Siemens AG	899	100,278	10.3
Solarworld AG	10	4	0.0
Talanx AG	2,332	85,131	8.8
TeamViewer AG	15,058	156,779	16.1
thyssenkrupp AG	43,336	267,646	27.5
Traton SE	6,693	104,193	10.7
TUI AG	35,752	57,770	5.9
Vantage Towers AG	1,221	36,235	3.7
Wacker Chemie AG	3,553	534,891	55.0

		9,907,782

Hong Kong
AIA Group Ltd.	60,200	604,808	62.2
ASM Pacific Technology Ltd.	1,600	12,748	1.3
Bank of East Asia Ltd.	21,200	26,945	2.8
Cafe de Coral Holdings Ltd.	10,000	15,260	1.6
Dah Sing Banking Group Ltd.	125,600	95,798	9.8
Dah Sing Financial Holdings Ltd.	86,800	227,941	23.4
Dairy Farm International Holdings Ltd.	44,900	125,914	12.9
First Pacific Co. Ltd/Hong Kong	146,000	58,260	6.0
Haitong International Securities Group Ltd.	113,300	13,563	1.4
Hang Lung Group Ltd.	40,000	72,145	7.4
Hang Lung Properties Ltd.	93,000	169,678	17.4
HK Electric Investments & HK Electric Investments Ltd., Class SS	95,500	86,377	8.9
Hutchison Port Holdings Trust	139,800	32,921	3.4
Hysan Development Co. Ltd.	79,000	242,181	24.9
Jardine Matheson Holdings Ltd.	1,000	52,816	5.4
Johnson Electric Holdings Ltd.	8,000	10,230	1.1
New World Development Co. Ltd.	61,000	203,978	21.0
Pacific Basin Shipping Ltd.	690,000	329,983	33.9
Shangri-La Asia Ltd.	38,000	30,994	3.2
Shun Tak Holdings Ltd.	458,000	85,859	8.8
SITC International Holdings Co. Ltd.	9,000	30,644	3.1
SJM Holdings Ltd.	115,000	46,919	4.8
Sun Hung Kai Properties Ltd.	11,500	137,277	14.1
Swire Pacific Ltd., Class A	97,500	555,274	57.1
Swire Properties Ltd.	284,400	677,648	69.6
Techtronic Industries Co. Ltd.	55,000	610,314	62.7
United Energy Group Ltd.	1,746,000	200,625	20.6

39

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
WH Group Ltd.	423,500	$320,732	33.0%
Xinyi Glass Holdings Ltd.	10,000	19,723	2.0
Yue Yuen Industrial Holdings Ltd.	391,500	520,677	53.5

		5,618,232

Ireland
Accenture PLC, Class A	658	201,519	20.7
Adient PLC	12,275	414,650	42.6
Alkermes PLC	8,389	214,758	22.1
Allegion PLC	1,156	122,189	12.5
Bank of Ireland Group PLC	32,207	184,474	19.0
Experian PLC	874	30,601	3.1
Flutter Entertainment PLC	3,253	326,599	33.6
Glanbia PLC	15,459	181,698	18.7
Icon PLC	840	202,650	20.8
James Hardie Industries PLC	12,349	304,980	31.3
Jazz Pharmaceuticals PLC	665	103,780	10.7
Kerry Group PLC, Class A	3,372	355,918	36.6
Kingspan Group PLC	2,903	187,906	19.3
Trane Technologies PLC	2,173	319,409	32.8

		3,151,131

Isle of Man
Entain PLC	1,000	14,715	1.5

Israel
Airport City Ltd.	10,183	196,864	20.2
Alony Hetz Properties & Investments Ltd.	1,385	20,212	2.1
Amot Investments Ltd.	128	878	0.1
Bezeq The Israeli Telecommunication Corp. Ltd.	170,408	291,763	30.0
Big Shopping Centers Ltd.	672	89,510	9.2
Check Point Software Technologies Ltd.	1,629	202,973	20.8
Elbit Systems Ltd.	619	142,824	14.7
Gav-Yam Lands Corp. Ltd.	10,950	105,407	10.8
Harel Insurance Investments & Financial Services Ltd.	4,563	46,657	4.8
Israel Corp. Ltd.	340	151,428	15.6
Melisron Ltd.	818	61,894	6.3
Nova Ltd.	1,819	191,632	19.7
OPC Energy Ltd.	17,656	204,198	21.0
Paz Oil Co. Ltd.	836	103,106	10.6
Phoenix Holdings Ltd.	9,470	101,193	10.4
Teva Pharmaceutical Industries Ltd., ADR	55,206	517,832	53.2
Wix.com Ltd.	3,068	182,024	18.7

		2,610,395

Italy
Amplifon SpA	3,475	114,912	11.8
Assicurazioni Generali SpA	14,284	213,541	21.9
Atlantia SpA	1,001	23,134	2.4
Azimut Holding SpA	5,099	89,197	9.2
Banca Generali SpA	398	11,579	1.2
Banca Mediolanum SpA	64,459	426,873	43.9
BPER Banca	151,361	210,107	21.6
Davide Campari-Milano NV	7,995	88,759	9.1
De’ Longhi SpA	5,612	106,738	11.0
Enel SpA	89,945	453,437	46.6
Infrastrutture Wireless Italiane SpA	2,514	26,418	2.7
Italgas SpA	8,870	50,743	5.2
Leonardo SpA	7,617	71,345	7.3
Mediobanca Banca di Credito Finanziario SpA	20,847	178,799	18.4
Moncler SpA	8,401	421,133	43.3

Security	Shares	Value	% of Basket Value

Italy (continued)
Reply SpA	2,284	$300,680	30.9%
Snam SpA	25,694	128,921	13.2
UniCredit SpA	4,678	46,264	4.8
UnipolSai Assicurazioni SpA	77,927	176,445	18.1

		3,139,025

Japan
ABC-Mart, Inc.	8,500	359,966	37.0
Acom Co. Ltd.	113,600	284,191	29.2
Activia Properties, Inc.	40	125,419	12.9
AEON Financial Service Co. Ltd.	37,200	407,265	41.9
Aica Kogyo Co. Ltd.	13,100	303,539	31.2
Ajinomoto Co., Inc.	12,100	318,423	32.7
Alfresa Holdings Corp.	14,000	186,842	19.2
Alps Alpine Co. Ltd.	18,000	187,335	19.3
Amada Co. Ltd.	38,600	311,568	32.0
Amano Corp.	5,600	107,745	11.1
Anritsu Corp.	25,700	314,120	32.3
Aozora Bank Ltd.	14,700	307,295	31.6
Asahi Kasei Corp.	60,300	483,751	49.7
Azbil Corp.	7,200	216,743	22.3
Bandai Namco Holdings, Inc.	2,200	171,869	17.7
BayCurrent Consulting, Inc.	500	156,432	16.1
Benesse Holdings, Inc.	39,600	713,673	73.3
Calbee, Inc.	16,300	349,797	35.9
Capcom Co. Ltd.	200	5,559	0.6
Casio Computer Co. Ltd.	34,500	337,477	34.7
Chubu Electric Power Co., Inc.	37,200	396,828	40.8
Chugai Pharmaceutical Co. Ltd.	13,600	382,062	39.3
Chugoku Bank Ltd.	24,300	176,710	18.2
Chugoku Electric Power Co., Inc.	33,600	219,551	22.6
Coca-Cola Bottlers Japan Holdings, Inc.	14,800	168,735	17.3
COMSYS Holdings Corp.	27,900	560,518	57.6
Cosmos Pharmaceutical Corp.	2,600	279,532	28.7
Daifuku Co. Ltd.	1,800	114,780	11.8
Daito Trust Construction Co. Ltd.	3,000	284,408	29.2
Daiwa House Industry Co. Ltd.	20,000	494,161	50.8
DeNA Co. Ltd.	3,000	44,313	4.6
Dentsu Group, Inc.	7,800	272,466	28.0
Disco Corp.	900	219,897	22.6
DMG Mori Co. Ltd.	42,400	569,441	58.5
East Japan Railway Co.	300	15,662	1.6
Ebara Corp.	5,900	231,127	23.8
Electric Power Development Co. Ltd.	20,500	345,891	35.5
EXEO Group Inc.	28,500	477,543	49.1
FP Corp.	4,300	96,814	9.9
Fuji Media Holdings, Inc.	19,400	168,864	17.4
Fujitsu Ltd.	2,800	375,375	38.6
Furukawa Electric Co. Ltd.	4,600	80,406	8.3
GMO Payment Gateway, Inc.	200	16,621	1.7
H.U. Group Holdings, Inc.	3,200	76,688	7.9
Hamamatsu Photonics KK	3,500	159,043	16.3
Hirose Electric Co. Ltd.	1,200	172,399	17.7
Hisamitsu Pharmaceutical Co., Inc.	37,400	975,411	100.2
Hitachi Construction Machinery Co. Ltd.	4,400	97,072	10.0
Hitachi Transport System Ltd.	3,400	221,453	22.8
Honda Motor Co. Ltd.	33,500	858,510	88.2
Hoya Corp.	2,500	250,479	25.7
Hulic Co. Ltd.	10,200	81,805	8.4
Information Services International-Dentsu Ltd.	1,700	57,164	5.9
INFRONEER Holdings, Inc.	14,100	103,502	10.6

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Internet Initiative Japan, Inc.	18,600	$755,231	77.6%
ITOCHU Corp.	500	14,555	1.5
Itochu Techno-Solutions Corp.	12,800	343,036	35.3
Izumi Co. Ltd.	700	16,408	1.7
J Front Retailing Co. Ltd.	60,200	506,794	52.1
Japan Post Bank Co. Ltd.	89,300	714,370	73.4
Japan Post Holdings Co. Ltd.	96,000	691,184	71.0
Japan Prime Realty Investment Corp.	24	73,288	7.5
Japan Tobacco, Inc.	91,000	1,633,961	167.9
JGC Holdings Corp.	9,400	115,605	11.9
Kajima Corp.	5,100	58,220	6.0
Kakaku.com, Inc.	25,100	491,625	50.5
Kamigumi Co. Ltd.	18,100	368,053	37.8
Kandenko Co. Ltd.	59,100	366,903	37.7
Kawasaki Kisen Kaisha Ltd.	2,800	206,471	21.2
Keio Corp.	5,900	225,912	23.2
Keisei Electric Railway Co. Ltd.	9,100	249,493	25.6
Kewpie Corp.	9,200	159,814	16.4
Kinden Corp.	31,900	376,621	38.7
Kintetsu Group Holdings Co. Ltd.	4,800	158,625	16.3
Kobe Bussan Co. Ltd.	6,900	196,686	20.2
Kokuyo Co. Ltd.	17,100	228,015	23.4
Konami Holdings Corp.	7,200	425,559	43.7
Konica Minolta, Inc.	173,100	613,967	63.1
Kuraray Co. Ltd.	38,700	311,498	32.0
Kusuri no Aoki Holdings Co. Ltd.	3,300	137,305	14.1
Kyocera Corp.	3,100	172,325	17.7
Kyowa Kirin Co. Ltd.	9,600	226,322	23.3
Kyudenko Corp.	14,100	306,907	31.5
Kyushu Electric Power Co., Inc.	5,700	37,258	3.8
Lawson, Inc.	9,600	340,430	35.0
Lion Corp.	50,100	576,823	59.3
M3, Inc.	500	17,420	1.8
Makita Corp.	600	14,663	1.5
Mani, Inc.	17,800	210,780	21.7
Maruichi Steel Tube Ltd.	1,800	39,842	4.1
Maruwa Unyu Kikan Co. Ltd.	21,800	250,215	25.7
Mazda Motor Corp.	12,200	102,841	10.6
Mitsubishi Chemical Holdings Corp.	4,500	25,306	2.6
Mitsubishi Corp.	29,200	867,803	89.2
Mitsubishi Estate Co. Ltd.	17,800	264,359	27.2
Mitsubishi HC Capital, Inc.	91,000	440,977	45.3
Mitsubishi Logistics Corp.	13,300	356,868	36.7
Mitsubishi Materials Corp.	9,000	136,164	14.0
Mitsui & Co. Ltd.	14,100	311,078	32.0
Mitsui Fudosan Co. Ltd.	42,200	943,145	96.9
Mitsui Mining & Smelting Co. Ltd.	6,100	146,085	15.0
Mizuho Financial Group, Inc.	55,200	658,336	67.7
MonotaRO Co. Ltd.	4,800	85,706	8.8
MS&AD Insurance Group Holdings, Inc.	2,200	71,349	7.3
Murata Manufacturing Co. Ltd.	2,300	134,345	13.8
Nagoya Railroad Co. Ltd.	1,200	19,344	2.0
Nankai Electric Railway Co. Ltd.	2,800	55,315	5.7
NEC Corp.	5,500	203,029	20.9
NEC Networks & System Integration Corp.	2,000	27,607	2.8
NET One Systems Co. Ltd.	24,300	565,936	58.2
Nichirei Corp.	11,300	201,630	20.7
Nihon Kohden Corp.	12,300	275,202	28.3
Nikon Corp.	5,000	57,583	5.9
Nippon Express Holdings, Inc.	2,300	137,437	14.1
Nippon Steel Corp.	23,300	346,709	35.6
Nippon Telegraph & Telephone Corp.	4,800	137,114	14.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Television Holdings, Inc.	21,300	$198,396	20.4%
Nippon Yusen KK	600	47,131	4.8
Nipro Corp.	22,300	195,564	20.1
Nitori Holdings Co. Ltd.	5,100	539,573	55.4
Nitto Denko Corp.	3,700	238,262	24.5
NOK Corp.	14,100	126,612	13.0
Nomura Research Institute Ltd.	12,000	360,532	37.0
NSK Ltd.	12,600	70,561	7.3
NTT Data Corp.	17,700	267,889	27.5
Obayashi Corp.	97,800	719,264	73.9
OBIC Business Consultants Co. Ltd.	5,400	184,220	18.9
Obic Co. Ltd.	1,300	207,830	21.4
Odakyu Electric Railway Co. Ltd.	4,100	58,804	6.0
Olympus Corp.	4,500	96,310	9.9
Omron Corp.	1,400	78,299	8.0
Oriental Land Co. Ltd.	800	121,463	12.5
Otsuka Corp.	13,900	433,481	44.5
Otsuka Holdings Co. Ltd.	6,200	221,482	22.8
PALTAC Corp.	400	12,539	1.3
Park24 Co. Ltd.	18,400	258,551	26.6
Penta-Ocean Construction Co. Ltd.	49,500	272,075	28.0
PeptiDream, Inc.	8,000	100,177	10.3
Pigeon Corp.	17,400	253,482	26.0
Pola Orbis Holdings, Inc.	37,900	464,561	47.7
Rakuten Group, Inc.	16,300	80,808	8.3
Recruit Holdings Co. Ltd.	9,200	343,832	35.3
Resorttrust, Inc.	2,000	32,881	3.4
Ricoh Co. Ltd.	54,800	440,760	45.3
Rinnai Corp.	3,800	288,908	29.7
Rohm Co. Ltd.	3,400	252,316	25.9
Sankyu, Inc.	400	13,264	1.4
Santen Pharmaceutical Co. Ltd.	24,400	197,644	20.3
Sawai Group Holdings Co. Ltd.	6,300	204,373	21.0
SCREEN Holdings Co. Ltd.	3,400	246,055	25.3
SCSK Corp.	16,800	295,852	30.4
Secom Co. Ltd.	900	60,111	6.2
Sega Sammy Holdings, Inc.	9,500	163,147	16.8
Seino Holdings Co. Ltd.	28,200	233,905	24.0
Sekisui Chemical Co. Ltd.	1,200	16,883	1.7
Sekisui House Ltd.	5,900	104,497	10.7
Sekisui House REIT, Inc.	288	180,399	18.5
SG Holdings Co. Ltd.	3,600	68,704	7.1
Shimadzu Corp.	12,500	444,737	45.7
Shimizu Corp.	42,600	241,484	24.8
SMS Co. Ltd.	4,100	98,563	10.1
SoftBank Corp.	57,500	664,829	68.3
Sohgo Security Services Co. Ltd.	7,000	196,167	20.2
Sojitz Corp.	11,500	174,761	18.0
Sompo Holdings, Inc.	10,100	450,775	46.3
Sotetsu Holdings Inc.	6,500	114,925	11.8
Square Enix Holdings Co. Ltd.	3,100	143,839	14.8
Sumitomo Chemical Co. Ltd.	121,700	478,272	49.1
Sumitomo Corp.	16,800	236,207	24.3
Sumitomo Forestry Co. Ltd.	10,400	161,476	16.6
Sumitomo Mitsui Financial Group, Inc.	21,900	687,049	70.6
Sumitomo Mitsui Trust Holdings, Inc.	8,200	269,364	27.7
Sumitomo Rubber Industries Ltd.	3,600	32,459	3.3
Sundrug Co. Ltd.	8,100	190,003	19.5
Suntory Beverage & Food Ltd.	400	15,783	1.6
Sysmex Corp.	6,900	483,082	49.6
Taiheiyo Cement Corp.	7,800	117,024	12.0
Taisei Corp.	2,900	92,530	9.5

41

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	700	$20,538	2.1%
TBS Holdings, Inc.	1,900	24,331	2.5
Teijin Ltd.	23,900	253,243	26.0
Terumo Corp.	12,400	423,381	43.5
Tobu Railway Co. Ltd.	2,300	54,613	5.6
Tohoku Electric Power Co., Inc.	49,300	272,953	28.1
Tokio Marine Holdings, Inc.	12,600	737,603	75.8
Tosoh Corp.	600	7,821	0.8
TOTO Ltd.	3,200	108,998	11.2
Toyota Tsusho Corp.	3,200	109,214	11.2
Trend Micro, Inc.	4,700	273,137	28.1
Tsumura & Co.	3,900	91,505	9.4
Tsuruha Holdings, Inc.	12,100	689,379	70.8
Ulvac, Inc.	1,100	41,538	4.3
Unicharm Corp.	8,600	311,511	32.0
Welcia Holdings Co. Ltd.	12,800	285,887	29.4
Yamada Holdings Co. Ltd.	199,600	720,632	74.1
Yamaguchi Financial Group, Inc.	22,200	125,671	12.9
Yamaha Corp.	6,300	268,720	27.6
Yaoko Co. Ltd.	3,600	175,074	18.0
Yaskawa Electric Corp.	100	3,502	0.4
Yokohama Rubber Co. Ltd.	9,900	145,009	14.9
Z Holdings Corp.	102,700	362,966	37.3
Zenkoku Hosho Co. Ltd.	2,200	74,846	7.7
Zensho Holdings Co. Ltd.	900	23,827	2.4
ZOZO, Inc.	7,900	170,653	17.5

		52,718,970

Jordan
Hikma Pharmaceuticals PLC	1,920	40,583	4.2

Luxembourg
Aroundtown SA	17,538	56,245	5.8
L’Occitane International SA	23,000	78,461	8.1
RTL Group SA	4,734	185,958	19.1

		320,664

Macau
MGM China Holdings Ltd.	104,800	56,263	5.8
Wynn Macau Ltd.	131,200	86,280	8.8

		142,543

Netherlands
ABN AMRO Bank NV	16,231	165,522	17.0
ASR Nederland NV	10,851	453,544	46.6
CTP NV	702	9,027	0.9
Heineken NV	2,592	255,537	26.3
IMCD NV	499	79,914	8.2
ING Groep NV	1,765	17,145	1.8
Koninklijke Ahold Delhaize NV	962	26,492	2.7
Koninklijke Vopak NV	3,783	87,800	9.0
OCI NV	3,938	136,714	14.0
PostNL NV	33,179	87,271	9.0
Randstad NV	500	25,271	2.6
Shop Apotheke Europe NV	960	93,224	9.6
Signify NV	1,704	55,343	5.7

		1,492,804

New Zealand
a2 Milk Co. Ltd.	63,364	201,911	20.7
Air New Zealand Ltd.	92,334	35,554	3.7
Contact Energy Ltd.	58,064	280,109	28.8

Security	Shares	Value	% of Basket Value

New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	6,806	$91,014	9.3%
Infratil Ltd.	90,102	475,759	48.9

		1,084,347

Norway
Adevinta ASA	12,084	91,891	9.5
Aker BP ASA	5,148	178,862	18.4
Equinor ASA	13,734	528,813	54.3
Golden Ocean Group Ltd.	8,784	96,985	10.0
Yara International ASA	3,042	129,642	13.3

		1,026,193

Portugal
EDP - Energias de Portugal SA	42,224	213,607	22.0

Singapore
ComfortDelGro Corp. Ltd.	260,700	268,221	27.6
Keppel Corp. Ltd.	20,600	102,921	10.6
Mapletree Commercial Trust	76,700	105,652	10.9
NetLink NBN Trust	777,900	540,599	55.5
Oversea-Chinese Banking Corp. Ltd.	17,000	144,070	14.8
SATS Ltd.	32,900	94,846	9.7
Sembcorp Marine Ltd.	165,700	13,089	1.3
SIA Engineering Co. Ltd.	36,600	64,233	6.6
Singapore Post Ltd.	1,063,700	489,856	50.3
StarHub Ltd.	158,800	143,787	14.8
United Overseas Bank Ltd.	15,000	299,270	30.8

		2,266,544

Spain
Banco Bilbao Vizcaya Argentaria SA	88,120	399,331	41.0
Cellnex Telecom SA	13,329	596,194	61.3
Iberdrola SA	57,830	617,536	63.5
Indra Sistemas SA	1,291	11,810	1.2
Inmobiliaria Colonial Socimi SA	12,225	80,996	8.3
Merlin Properties Socimi SA	28,182	302,274	31.1
Naturgy Energy Group SA	2,950	86,530	8.9
Solaria Energia y Medio Ambiente SA	5,406	124,649	12.8

		2,219,320

Sweden
Alfa Laval AB	1,962	58,667	6.0
Atlas Copco AB, A Shares	10,093	117,981	12.1
Atlas Copco AB, B Shares	13,306	138,218	14.2
Autoliv, Inc.	18,697	1,607,942	165.2
Avanza Bank Holding AB	2,857	55,127	5.7
Axfood AB	2,332	73,984	7.6
Castellum AB	5,609	89,924	9.2
Elekta AB	38,156	275,582	28.3
Epiroc AB, Class A	3,227	57,059	5.9
Epiroc AB, Class B	23,014	365,545	37.6
Essity AB, Class B	18,332	466,642	48.0
Getinge AB, B Shares	1,504	33,939	3.5
Hexagon AB, B Shares	11,656	137,244	14.1
Holmen AB, B Shares	15,182	623,858	64.1
Industrivarden AB, A Shares	4,240	110,630	11.4
Industrivarden AB, C Shares	2,019	52,091	5.4
Indutrade AB	10,283	241,687	24.8
Investment AB Latour, B Shares	9,336	232,292	23.9
Kinnevik AB, Class B	1,643	29,593	3.0
Lifco AB, B Shares	467	9,091	0.9
Orron Energy ab	221,614	273,593	28.1

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Saab AB, Class B	3,034	$109,751	11.3%
Samhallsbyggnadsbolaget i Norden AB	42,566	78,980	8.1
Skanska AB, B Shares	2,764	47,154	4.8
Spotify Technology SA	1,786	201,854	20.7
SSAB AB	12,141	58,755	6.0
Svenska Cellulosa AB SCA, Class B	1,591	23,260	2.4
Tele2 AB, B Shares	21,538	246,042	25.3
Telefonaktiebolaget LM Ericsson, B Shares	38,843	295,449	30.4
Thule Group AB	686	19,916	2.1
Vitrolife AB	629	20,521	2.1

		6,152,371

Switzerland
ABB Ltd.	1,982	60,252	6.2
Banque Cantonale Vaudoise	844	78,585	8.1
Barry Callebaut AG	474	1,050,224	107.9
BKW AG	1,333	151,653	15.6
Chocoladefabriken Lindt & Spruengli AG	62	685,637	70.5
DKSH Holding AG	2,431	199,824	20.5
Dufry AG	12,074	454,608	46.7
Emmi AG	91	90,541	9.3
EMS-Chemie Holding AG	320	254,107	26.1
Flughafen Zurich AG	5,207	865,904	89.0
Givaudan SA	747	2,611,181	268.3
Idorsia Ltd.	15,312	187,252	19.2
Logitech International SA	12,112	681,447	70.0
Roche Holding AG	1,246	507,950	52.2
SIG Combibloc Group AG	8,511	222,038	22.8
Sika AG	5,449	1,346,380	138.4
Swatch Group AG	4,378	1,165,497	119.8
Swiss Prime Site AG	853	77,677	8.0
Swiss Re AG	1,141	85,617	8.8
Swisscom AG	268	144,891	14.9
Temenos AG	2,128	168,905	17.4
UBS Group AG	35,075	573,137	58.9
VAT Group AG	55	16,014	1.6

		11,679,321

United Kingdom
Admiral Group PLC	12,568	293,734	30.2
Atlantica Sustainable Infrastructure PLC	22,645	807,521	83.0
Atotech Ltd.	5,338	121,066	12.4
Auto Trader Group PLC	2,985	23,013	2.4
AVEVA Group PLC	1,832	53,001	5.4
BAE Systems PLC	28,876	271,398	27.9
Barratt Developments PLC	79,656	488,426	50.2
Beazley PLC	168,619	1,116,786	114.8
British American Tobacco PLC	129	5,055	0.5
Clarivate PLC	2,763	40,036	4.1
Coca-Cola Europacific Partners PLC	8,929	483,237	49.7
ConvaTec Group PLC	67,059	186,993	19.2
Croda International PLC	17,747	1,622,963	166.8
Dechra Pharmaceuticals PLC	3,420	153,909	15.8
Direct Line Insurance Group PLC	112,366	281,988	29.0
Drax Group PLC	37,272	357,540	36.7
Endeavour Mining PLC	6,072	119,776	12.3
GSK PLC	19,975	419,683	43.1
Haleon PLC	24,969	88,728	9.1
Halma PLC	887	24,980	2.6
Hammerson PLC	40	12	0.0
Hargreaves Lansdown PLC	55,317	572,684	58.9

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
IG Group Holdings PLC	20,562	$199,498	20.5%
IMI PLC	5,489	89,630	9.2
Imperial Brands PLC	55,792	1,224,988	125.9
Intertek Group PLC	4,990	266,692	27.4
Janus Henderson Group PLC	8,106	208,892	21.5
Liberty Global PLC, Class A	45,724	994,954	102.2
Liberty Global PLC, Class C	32,018	732,892	75.3
LivaNova PLC	2,478	157,774	16.2
LXI REIT PLC	15,346	27,797	2.9
Natwest Group PLC	28,410	86,288	8.9
Nomad Foods Ltd.	23,188	427,587	43.9
Phoenix Group Holdings PLC	4,208	33,153	3.4
Renishaw PLC	980	52,026	5.3
Rentokil Initial PLC	4,028	26,597	2.7
Rightmove PLC	4,882	38,166	3.9
RS GROUP PLC	3,722	46,989	4.8
Sage Group PLC	8,238	70,996	7.3
Schroders PLC	11,416	414,078	42.6
Segro PLC	40,278	538,838	55.4
Smith & Nephew PLC	5,820	74,619	7.7
Spectris PLC	42,773	1,626,898	167.2
Spirax-Sarco Engineering PLC	5,217	761,207	78.2
SSE PLC	3,147	67,970	7.0
SSP Group PLC	229,856	714,788	73.5
St. James’s Place PLC	21,243	319,092	32.8
Standard Chartered PLC	1,782	12,283	1.3
THG PLC	73,852	61,581	6.3
Travis Perkins PLC	14,558	186,847	19.2
Tritax Big Box REIT PLC	93,213	224,263	23.0
Unilever PLC	3,040	148,112	15.2
Weir Group PLC	2,019	41,286	4.2

		17,409,310

United States
3M Co.	3,545	507,786	52.2
ABIOMED, Inc.	2,980	873,170	89.7
Adobe, Inc.	2,008	823,521	84.6
Advanced Micro Devices, Inc.	5,535	522,891	53.7
Affiliated Managers Group, Inc.	128	16,177	1.7
Aflac, Inc.	2,233	127,951	13.1
AGCO Corp.	1,114	121,337	12.5
Agilent Technologies, Inc.	7,671	1,028,681	105.7
AGNC Investment Corp.	24,119	304,141	31.3
Agree Realty Corp.	15,812	1,258,477	129.3
Airbnb, Inc., Class A	8,095	898,383	92.3
Alaska Air Group, Inc.	9,864	437,271	44.9
Albertsons Cos., Inc., Class A	5,879	157,851	16.2
Align Technology, Inc.	3,343	939,283	96.5
Alliant Energy Corp.	5,605	341,513	35.1
Allstate Corp.	2,174	254,293	26.1
Ally Financial, Inc.	11,555	382,124	39.3
Alphabet, Inc., Class A	3,557	413,750	42.5
Alphabet, Inc., Class C	9,966	1,162,434	119.5
Altice USA, Inc., Class A	45,808	481,442	49.5
Amazon.com, Inc.	19,538	2,636,653	270.9
Ambarella, Inc.	1,639	141,855	14.6
Amcor PLC	9,876	127,894	13.1
Amedisys, Inc.	2,141	256,599	26.4
American Airlines Group, Inc.	108,251	1,484,121	152.5
American Electric Power Co., Inc.	248	24,443	2.5
American Financial Group, Inc.	547	73,123	7.5

43

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
American Homes 4 Rent, Class A	23,808	$901,847	92.7%
American International Group, Inc.	3,340	172,912	17.8
American Tower Corp.	10,630	2,878,923	295.8
American Water Works Co., Inc.	1,423	221,191	22.7
AmerisourceBergen Corp.	172	25,100	2.6
Amgen, Inc.	694	171,744	17.6
AMN Healthcare Services, Inc.	313	35,194	3.6
Analog Devices, Inc.	983	169,037	17.4
ANSYS, Inc.	1,893	528,128	54.3
Antero Midstream Corp.	38,568	387,994	39.9
Antero Resources Corp.	10,263	406,825	41.8
Aon PLC, Class A	1,107	322,181	33.1
APA Corp.	16,077	597,582	61.4
Apple, Inc.	825	134,071	13.8
Applied Materials, Inc.	3,936	417,137	42.9
AptarGroup, Inc.	4,870	524,791	53.9
Arch Capital Group Ltd.	1,216	53,990	5.5
Arista Networks, Inc.	1,246	145,321	14.9
Arthur J Gallagher & Co.	3,505	627,360	64.5
Asbury Automotive Group, Inc.	2,235	383,615	39.4
ASGN, Inc.	2,888	299,659	30.8
Atlassian Corp. PLC, Class A	637	133,337	13.7
Autodesk, Inc.	1,731	374,450	38.5
AutoNation, Inc.	1,258	149,375	15.4
AvalonBay Communities, Inc.	3,219	688,673	70.8
Avantor, Inc.	9,740	282,655	29.0
Avnet, Inc.	10,745	514,363	52.9
Axalta Coating Systems Ltd.	17,683	445,965	45.8
Axon Enterprise, Inc.	6,157	678,440	69.7
AZEK Co., Inc.	1,065	22,024	2.3
Baker Hughes Co.	5,189	133,305	13.7
Ball Corp.	4,078	299,407	30.8
Baxter International, Inc.	12,645	741,756	76.2
Becton Dickinson & Co.	99	24,187	2.5
Biogen, Inc.	465	100,003	10.3
BioMarin Pharmaceutical, Inc.	3,575	307,629	31.6
Bio-Rad Laboratories, Inc., Class A	109	61,395	6.3
BJ’s Wholesale Club Holdings, Inc.	5,939	402,070	41.3
Black Hills Corp.	698	53,886	5.5
Blackline, Inc.	9,814	620,441	63.8
Block, Inc.	1,764	134,170	13.8
Blueprint Medicines Corp.	3,730	190,454	19.6
Boeing Co.	1,831	291,697	30.0
Booking Holdings, Inc.	203	392,945	40.4
Booz Allen Hamilton Holding Corp.	8,764	841,169	86.4
BorgWarner, Inc.	13,464	517,825	53.2
Boston Beer Co., Inc., Class A	2,372	902,380	92.7
Boston Scientific Corp.	3,582	147,041	15.1
Box, Inc., Class A	2,431	69,138	7.1
Boyd Gaming Corp.	5,639	313,021	32.2
Brighthouse Financial, Inc.	10,306	447,487	46.0
Bristol-Myers Squibb Co.	1,657	122,253	12.6
Brixmor Property Group, Inc.	23,574	546,445	56.2
Bruker Corp.	12,920	885,666	91.0
Builders FirstSource, Inc.	2,195	149,260	15.3
CACI International, Inc., Class A	2,501	756,027	77.7
Cadence Design Systems, Inc.	1,903	354,110	36.4
Callaway Golf Co.	593	13,609	1.4
Capital One Financial Corp.	8,598	944,318	97.0
Capri Holdings Ltd.	7,946	386,811	39.8
Carlisle Cos., Inc.	1,665	493,006	50.7
Carrier Global Corp.	43,965	1,781,901	183.1

Security	Shares	Value	% of Basket Value

United States (continued)
Cboe Global Markets, Inc.	4,487	$553,606	56.9%
CBRE Group, Inc., Class A	6,911	591,720	60.8
CDW Corp.	1,154	209,486	21.5
Ceridian HCM Holding, Inc.	5,814	318,433	32.7
Charles River Laboratories International, Inc.	2,819	706,272	72.6
Charter Communications, Inc., Class A	979	423,026	43.5
Chemed Corp.	135	64,947	6.7
Cheniere Energy, Inc.	4,918	735,634	75.6
Chesapeake Energy Corp.	50,574	4,762,554	489.4
Chipotle Mexican Grill, Inc.	447	699,206	71.9
Choice Hotels International, Inc.	2,480	299,758	30.8
Chord Energy Corp.	841	107,850	11.1
Ciena Corp.	3,845	198,402	20.4
Cirrus Logic, Inc.	2,864	244,757	25.2
Clearway Energy, Inc., Class C	625	23,463	2.4
Clorox Co.	13,137	1,863,352	191.5
CMS Energy Corp.	9,976	685,650	70.5
CNX Resources Corp.	82,056	1,417,107	145.6
Coca-Cola Co.	28,104	1,803,434	185.3
Cognex Corp.	8,730	445,055	45.7
Colgate-Palmolive Co.	1,880	148,031	15.2
Commercial Metals Co.	9,108	360,859	37.1
Comstock Resources, Inc.	1,858	29,598	3.0
Conagra Brands, Inc.	25,853	884,431	90.9
Consolidated Edison, Inc.	7,748	769,144	79.0
Constellation Energy Corp.	51	3,371	0.3
Cooper Cos., Inc.	803	262,581	27.0
Copart, Inc.	3,608	462,185	47.5
CoStar Group, Inc.	16,287	1,182,273	121.5
Costco Wholesale Corp.	131	70,910	7.3
Coterra Energy, Inc.	17,671	540,556	55.5
Coupa Software, Inc.	7,935	519,108	53.3
Crocs, Inc.	15,330	1,098,241	112.9
Crowdstrike Holdings, Inc., Class A	207	38,005	3.9
Crown Castle International Corp.	13,012	2,350,748	241.6
Crown Holdings, Inc.	6,760	687,357	70.6
CubeSmart	12,346	566,311	58.2
Cummins, Inc.	891	197,187	20.3
Danaher Corp.	2,238	652,310	67.0
Darling Ingredients, Inc.	1,896	131,355	13.5
Deckers Outdoor Corp.	1,046	327,618	33.7
DexCom, Inc.	7,053	578,910	59.5
Dick’s Sporting Goods, Inc.	5,634	527,286	54.2
Digital Realty Trust, Inc.	4,672	618,806	63.6
DocuSign, Inc.	23,101	1,478,002	151.9
Dolby Laboratories, Inc., Class A	5,477	423,920	43.6
Dollar General Corp.	260	64,592	6.6
Domino’s Pizza, Inc.	17	6,666	0.7
Donaldson Co., Inc.	929	50,547	5.2
DoorDash, Inc., Class A	1,372	95,697	9.8
Dr. Horton, Inc.	16,639	1,298,341	133.4
DraftKings, Inc., Class A	20,688	284,046	29.2
DT Midstream, Inc.	16,044	882,901	90.7
Duke Energy Corp.	1,987	218,431	22.4
Duolingo, Inc.	204	18,717	1.9
DuPont de Nemours, Inc.	6,645	406,873	41.8
Dutch Bros, Inc., Class A	1,589	59,572	6.1
DXC Technology Co.	3,842	121,407	12.5
East West Bancorp, Inc.	2,917	209,382	21.5
EastGroup Properties, Inc.	1,305	222,555	22.9
eBay, Inc.	24,260	1,179,764	121.2
Ecolab, Inc.	3,001	495,675	50.9

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Edison International	787	$53,335	5.5%
Edwards Lifesciences Corp.	8,039	808,241	83.1
Elastic NV	5,354	427,731	44.0
Electronic Arts, Inc.	3,657	479,908	49.3
Eli Lilly & Co.	2,018	665,314	68.4
Entergy Corp.	3,134	360,817	37.1
EOG Resources, Inc.	6,112	679,777	69.9
EPAM Systems, Inc.	497	173,577	17.8
Equinix, Inc.	2,329	1,639,010	168.4
Equity LifeStyle Properties, Inc.	1,185	87,121	9.0
Equity Residential	2,296	179,983	18.5
Erie Indemnity Co., Class A	1,952	396,959	40.8
Essent Group Ltd.	6,803	284,093	29.2
Essential Utilities, Inc.	13,628	707,838	72.7
Essex Property Trust, Inc.	1,144	327,790	33.7
Etsy, Inc.	1,113	115,440	11.9
Everest Re Group Ltd.	691	180,593	18.6
Eversource Energy	7,173	632,802	65.0
Exelixis, Inc.	16,798	351,414	36.1
Fair Isaac Corp.	86	39,735	4.1
Fidelity National Financial, Inc.	11,646	465,374	47.8
First American Financial Corp.	9,094	527,452	54.2
First Industrial Realty Trust, Inc.	6,949	361,001	37.1
First Interstate BancSystem, Inc., Class A	3,082	125,684	12.9
Flex Ltd.	15,232	255,898	26.3
Floor & Decor Holdings, Inc., Class A	6,321	509,283	52.3
Flowers Foods, Inc.	42,310	1,202,027	123.5
Fluor Corp.	4,789	121,688	12.5
Fortinet, Inc.	4,142	247,070	25.4
Fortive Corp.	7,311	471,194	48.4
Fortune Brands Home & Security, Inc.	918	63,966	6.6
Fox Corp., Class A	18,827	623,362	64.1
Fox Corp., Class B	13,647	421,692	43.3
Gaming & Leisure Properties, Inc.	7,689	399,751	41.1
Gap, Inc.	39,215	377,248	38.8
Garmin Ltd.	9,755	952,283	97.9
Gartner, Inc.	1,391	369,283	37.9
Generac Holdings, Inc.	274	73,514	7.6
General Dynamics Corp.	10,672	2,419,022	248.6
General Electric Co.	18,378	1,358,318	139.6
Gentex Corp.	8,327	234,988	24.1
Gilead Sciences, Inc.	9,842	588,059	60.4
Global Payments, Inc.	3,970	485,610	49.9
Globus Medical, Inc., Class A	8,978	526,919	54.1
Goodyear Tire & Rubber Co.	73,015	896,624	92.1
Grocery Outlet Holding Corp.	9,276	396,271	40.7
Guidewire Software, Inc.	7,750	602,330	61.9
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	474	17,107	1.8
Hanover Insurance Group, Inc.	130	17,741	1.8
Harley-Davidson, Inc.	22,621	855,300	87.9
Hartford Financial Services Group, Inc.	13,868	894,070	91.9
Healthcare Realty Trust, Inc.	14,515	381,019	39.2
HEICO Corp.	567	89,422	9.2
HEICO Corp., Class A	513	65,500	6.7
Helmerich & Payne, Inc.	3,644	168,717	17.3
Herc Holdings, Inc.	2,602	322,700	33.2
Hertz Global Holdings, Inc.	2,676	57,320	5.9
Hewlett Packard Enterprise Co.	5,885	83,802	8.6
Hexcel Corp.	7,606	460,239	47.3
HF Sinclair Corp.	658	31,466	3.2
Hilton Worldwide Holdings, Inc.	812	103,993	10.7

Security	Shares	Value	% of Basket Value

United States (continued)
Hologic, Inc.	7,922	$565,472	58.1%
Horizon Therapeutics PLC	1,825	151,420	15.6
Hormel Foods Corp.	8,790	433,699	44.6
Houlihan Lokey, Inc.	1,261	106,630	11.0
HubSpot, Inc.	1,031	317,548	32.6
Huntington Ingalls Industries, Inc.	4,737	1,027,171	105.6
Huntsman Corp.	13,415	388,498	39.9
Hyatt Hotels Corp., Class A	2,330	192,808	19.8
IDACORP, Inc.	142	15,864	1.6
IDEXX Laboratories, Inc.	7,699	3,073,287	315.8
Illinois Tool Works, Inc.	4,107	853,270	87.7
Illumina, Inc.	596	129,141	13.3
Inari Medical, Inc.	625	48,488	5.0
Incyte Corp.	3,192	247,955	25.5
Integra LifeSciences Holdings Corp.	6,211	341,853	35.1
Intel Corp.	564	20,479	2.1
Interactive Brokers Group, Inc., Class A	2,874	168,675	17.3
Intercontinental Exchange, Inc.	1,277	130,241	13.4
International Game Technology PLC	42,445	804,333	82.7
Intuit, Inc.	836	381,358	39.2
Invesco Ltd.	8,539	151,482	15.6
Invitation Homes, Inc.	16,108	628,695	64.6
Ionis Pharmaceuticals, Inc.	1,853	69,599	7.2
IPG Photonics Corp.	3,819	407,029	41.8
Iridium Communications, Inc.	6,754	301,971	31.0
Iron Mountain, Inc.	8,146	395,000	40.6
J M Smucker Co.	4,749	628,388	64.6
Jacobs Engineering Group, Inc.	3,594	493,456	50.7
JB Hunt Transport Services, Inc.	676	123,891	12.7
Jefferies Financial Group, Inc.	3,494	113,800	11.7
JetBlue Airways Corp.	14,122	118,907	12.2
Johnson Controls International PLC	14,083	759,215	78.0
Jones Lang LaSalle, Inc.	6,701	1,277,680	131.3
Juniper Networks, Inc.	12,347	346,086	35.6
Keurig Dr. Pepper, Inc.	88,012	3,409,585	350.4
Keysight Technologies, Inc.	3,054	496,580	51.0
Kimco Realty Corp.	5,329	117,824	12.1
Kinder Morgan, Inc.	38,576	693,982	71.3
KLA Corp.	669	256,588	26.4
Knight-Swift Transportation Holdings, Inc.	14,415	792,104	81.4
Kraft Heinz Co.	37,140	1,367,866	140.6
Laboratory Corp. of America Holdings	500	131,095	13.5
Lam Research Corp.	2,344	1,173,195	120.6
Lamar Advertising Co., Class A	7,165	724,095	74.4
Lear Corp.	3,306	499,669	51.3
Leidos Holdings, Inc.	2,506	268,142	27.6
Lennar Corp., Class A	7,445	632,825	65.0
Lennox International, Inc.	715	171,264	17.6
Leslie’s, Inc.	20,614	312,508	32.1
Levi Strauss & Co., Class A	23,764	449,615	46.2
Liberty Media Corp.-Liberty Formula One, Class C	203	13,757	1.4
Liberty Media Corp.-Liberty SiriusXM, Class C	6,899	274,718	28.2
Life Storage, Inc.	787	99,075	10.2
Lincoln Electric Holdings, Inc.	1,313	185,711	19.1
Lincoln National Corp.	30,912	1,587,022	163.1
Lithia Motors, Inc.	1,462	387,839	39.9
Livent Corp.	6,202	154,368	15.9
Lowe’s Cos., Inc.	2,670	511,385	52.6
LPL Financial Holdings, Inc.	886	185,989	19.1
Lumen Technologies, Inc.	16,072	175,024	18.0
MACOM Technology Solutions Holdings, Inc., Class H	8,238	477,310	49.0

45

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Macy’s, Inc.	33,961	$599,412	61.6%
Manhattan Associates, Inc.	2,408	338,733	34.8
ManpowerGroup, Inc.	742	58,180	6.0
MarketAxess Holdings, Inc.	1,507	408,065	41.9
Marriott International, Inc., Class A	3,365	534,429	54.9
Marsh & McLennan Cos., Inc.	5,567	912,765	93.8
Martin Marietta Materials, Inc.	2,750	968,220	99.5
Marvell Technology, Inc.	2,466	137,307	14.1
Masco Corp.	3,852	213,324	21.9
Masimo Corp.	9,090	1,314,232	135.1
MasTec, Inc.	3,850	303,881	31.2
Match Group, Inc.	7,342	538,242	55.3
Mattel, Inc.	37,332	866,102	89.0
MaxLinear, Inc.	4,455	180,027	18.5
McCormick & Co., Inc.	1,470	128,405	13.2
McDonald’s Corp.	3,360	884,923	90.9
Medical Properties Trust, Inc.	25,369	437,362	44.9
Meta Platforms, Inc., Class A	243	38,661	4.0
Mettler-Toledo International, Inc.	481	649,220	66.7
MGIC Investment Corp.	31,819	449,921	46.2
Microsoft Corp.	4,170	1,170,686	120.3
Mid-America Apartment Communities, Inc.	5,830	1,082,806	111.3
MKS Instruments, Inc.	528	62,410	6.4
Molson Coors Beverage Co., Class B	8,378	500,585	51.4
Monolithic Power Systems, Inc.	135	62,737	6.4
Moody’s Corp.	6,423	1,992,736	204.8
Morningstar, Inc.	4,213	1,075,790	110.5
MSCI, Inc.	1,980	953,053	97.9
Murphy Oil Corp.	5,936	208,591	21.4
Murphy USA, Inc.	2,967	843,696	86.7
National Storage Affiliates Trust	7,057	387,006	39.8
Netflix, Inc.	4,503	1,012,725	104.1
Neurocrine Biosciences, Inc.	2,990	281,449	28.9
New Relic, Inc.	2,299	139,480	14.3
New York Community Bancorp, Inc.	55,237	586,617	60.3
Newell Brands, Inc.	32,330	653,389	67.1
Northrop Grumman Corp.	679	325,173	33.4
NOV, Inc.	5,463	101,666	10.4
Novocure Ltd.	2,394	162,768	16.7
Nutanix, Inc., Class A	20,004	302,661	31.1
NVIDIA Corp.	3,649	662,768	68.1
NVR, Inc.	57	250,407	25.7
Okta, Inc.	2,359	232,244	23.9
Old Dominion Freight Line, Inc.	1,217	369,372	38.0
Old National Bancorp	10,850	188,899	19.4
Omega Healthcare Investors, Inc.	4,065	126,015	13.0
ONEOK, Inc.	2,691	160,760	16.5
Ormat Technologies, Inc.	9,136	790,629	81.2
Otis Worldwide Corp.	24,930	1,948,778	200.3
Outfront Media, Inc.	7,559	139,539	14.3
Packaging Corp. of America	1,980	278,408	28.6
PacWest Bancorp	19,933	558,722	57.4
Palo Alto Networks, Inc.	198	98,822	10.2
Papa John’s International, Inc.	4,828	462,957	47.6
Paramount Global, Class B	40,067	947,585	97.4
Park Hotels & Resorts, Inc.	7,451	116,161	11.9
Patterson-UTI Energy, Inc.	8,361	138,375	14.2
Paycom Software, Inc.	2,822	932,643	95.8
Paylocity Holding Corp.	2,914	600,080	61.7
PayPal Holdings, Inc.	291	25,180	2.6
Penn National Gaming, Inc.	9,867	340,905	35.0
Penske Automotive Group, Inc.	6,248	715,334	73.5

Security	Shares	Value	% of Basket Value

United States (continued)
Pentair PLC	6,124	$299,402	30.8%
Penumbra, Inc.	1,641	228,723	23.5
Perrigo Co. PLC	24,156	1,011,412	103.9
Petco Health & Wellness Co., Inc.	4,415	61,457	6.3
Physicians Realty Trust	30,138	535,552	55.0
Planet Fitness, Inc., Class A	4,739	373,481	38.4
PNC Financial Services Group, Inc.	3,772	625,926	64.3
Polaris, Inc.	317	37,178	3.8
Pool Corp.	1,265	452,490	46.5
Portland General Electric Co.	3,989	204,795	21.0
Power Integrations, Inc.	8,358	710,514	73.0
Progressive Corp.	1,817	209,064	21.5
Prologis, Inc.	3,643	482,916	49.6
PTC, Inc.	401	49,475	5.1
Public Storage	4,722	1,541,308	158.4
PulteGroup, Inc.	18,890	823,982	84.7
Qorvo, Inc.	5,286	550,114	56.5
Qualys, Inc.	2,759	337,481	34.7
QuidelOrtho Corp.	765	78,061	8.0
Radian Group, Inc.	18,991	424,829	43.7
Ralph Lauren Corp.	29,893	2,948,347	303.0
Range Resources Corp.	6,564	217,071	22.3
Realty Income Corp.	346	25,601	2.6
Regency Centers Corp.	1,393	89,751	9.2
Reliance Steel & Aluminum Co.	6,161	1,172,130	120.4
Repligen Corp.	943	201,198	20.7
ResMed, Inc.	390	93,803	9.6
Rexford Industrial Realty, Inc.	8,116	530,868	54.6
RingCentral, Inc., Class A	12,338	610,608	62.7
ROBLOX Corp., Class A	2,741	117,671	12.1
Roku, Inc.	5,519	361,605	37.2
Royal Gold, Inc.	3,162	331,283	34.0
S&P Global, Inc.	4,141	1,560,867	160.4
Saia, Inc.	1,260	299,691	30.8
Salesforce, Inc.	1,899	349,454	35.9
SBA Communications Corp.	3,888	1,305,552	134.2
Schlumberger NV	21,550	797,996	82.0
Science Applications International Corp.	503	48,726	5.0
Seagen, Inc.	51	9,179	0.9
Sealed Air Corp.	3,900	238,368	24.5
Semtech Corp.	418	26,054	2.7
Service Corp. International	23,058	1,716,899	176.4
ServiceNow, Inc.	1,077	481,053	49.4
Sherwin-Williams Co.	404	97,744	10.0
Silicon Laboratories, Inc.	702	103,531	10.6
Sirius XM Holdings, Inc.	231,494	1,546,380	158.9
SiteOne Landscape Supply, Inc.	2,146	299,002	30.7
Skyworks Solutions, Inc.	1,520	165,498	17.0
SM Energy Co.	5,312	219,279	22.5
Snap, Inc., Class A	52,678	520,459	53.5
Southwest Gas Holdings, Inc.	280	24,349	2.5
Splunk, Inc.	1,453	150,981	15.5
STAG Industrial, Inc.	817	26,781	2.8
Stifel Financial Corp.	5,184	310,055	31.9
Sun Communities, Inc.	1,118	183,307	18.8
Synchrony Financial	10,413	348,627	35.8
Syneos Health, Inc.	12,254	969,782	99.7
Synopsys, Inc.	235	86,363	8.9
Take-Two Interactive Software, Inc.	461	61,189	6.3
Tandem Diabetes Care, Inc.	3,257	215,646	22.2
Teleflex, Inc.	2,679	644,192	66.2
Tempur Sealy International, Inc.	12,568	345,369	35.5

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Tenable Holdings, Inc.	2,796	$108,065	11.1%
Teradyne, Inc.	728	73,448	7.5
Tesla, Inc.	1,923	1,714,258	176.2
Texas Instruments, Inc.	2,890	516,992	53.1
Texas Roadhouse, Inc.	2,967	258,782	26.6
Textron, Inc.	24,241	1,591,179	163.5
Timken Co.	13,099	856,413	88.0
Toll Brothers, Inc.	9,515	467,948	48.1
TopBuild Corp.	431	91,251	9.4
Tractor Supply Co.	1,095	209,671	21.5
TransDigm Group, Inc.	58	36,096	3.7
Travel & Leisure Co.	28,810	1,241,999	127.6
Trex Co., Inc.	1,281	82,650	8.5
TripAdvisor, Inc.	8,301	157,802	16.2
Tyler Technologies, Inc.	1,322	527,478	54.2
U.S. Bancorp	2,823	133,246	13.7
Ubiquiti, Inc.	199	60,024	6.2
UDR, Inc.	41,080	1,988,272	204.3
Ultragenyx Pharmaceutical, Inc.	619	32,980	3.4
Umpqua Holdings Corp.	3,808	67,059	6.9
United Airlines Holdings, Inc.	6,451	237,074	24.4
United Parcel Service, Inc., Class B	1,518	295,843	30.4
United Rentals, Inc.	2,484	801,512	82.4
United Therapeutics Corp.	746	172,378	17.7
Universal Display Corp.	494	57,037	5.9
Valaris Ltd.	6,501	326,220	33.5
Valvoline, Inc.	1,472	47,428	4.9
Varonis Systems, Inc.	2,291	58,260	6.0
Veeva Systems, Inc., Class A	2,049	458,115	47.1
Verisk Analytics, Inc.	2,339	444,995	45.7
Vertex Pharmaceuticals, Inc.	1,609	451,180	46.4
Vertiv Holdings Co.	4,693	53,594	5.5
Viatris, Inc.	50,267	487,087	50.1
VICI Properties, Inc.	947	32,378	3.3
Virtu Financial, Inc., Class A	10,393	242,469	24.9
Visa, Inc., Class A	926	196,414	20.2
Vistra Corp.	29,307	757,586	77.9
Vulcan Materials Co.	1,526	252,294	25.9
Walmart, Inc.	193	25,486	2.6
Waste Connections, Inc.	2,985	398,109	40.9
Waste Management, Inc.	3,934	647,379	66.5
Waters Corp.	1,569	571,163	58.7
Watsco, Inc.	2,620	717,749	73.8
Wells Fargo & Co.	9,508	417,116	42.9
Welltower, Inc.	3,599	310,738	31.9
West Pharmaceutical Services, Inc.	6,634	2,279,177	234.2
Western Union Co.	56,481	961,307	98.8
Westinghouse Air Brake Technologies Corp.	1,359	127,026	13.1
Westrock Co.	20,893	885,027	90.9
WeWork, Inc., Class A	44,285	211,239	21.7
Whirlpool Corp.	2,642	456,723	46.9
Williams Cos., Inc.	10,439	355,866	36.6
Willis Towers Watson PLC	1,709	353,660	36.3
Wintrust Financial Corp.	3,971	341,665	35.1
Workday, Inc., Class A	2,145	332,690	34.2
World Wrestling Entertainment, Inc., Class A	3,085	213,821	22.0
WP Carey, Inc.	4,198	374,881	38.5
Xcel Energy, Inc.	6,940	507,869	52.2
XPO Logistics, Inc.	4,322	258,196	26.5
Xylem, Inc.	3,952	363,703	37.4

Security	Shares	Value	% of Basket Value

United States (continued)
Yum! Brands, Inc.	3,028	$371,051	38.1%
Zebra Technologies Corp., Class A	294	105,161	10.8
Zoetis, Inc.	3,994	729,105	74.9
Zoom Video Communications, Inc., Class A	482	50,061	5.1
Zscaler, Inc.	4,518	700,561	72.0

		226,068,643

Preferred Stocks

Germany
Fuchs Petrolub SE, Preference Shares	15,295	458,284	47.1
Volkswagen AG, Preference Shares	1,628	230,183	23.7

		688,467

Warrants

Australia
Magellan Financial Group Ltd.	464	272	0.0

Total Reference Entity — Long		384,583,770

Reference Entity — Short
Common Stocks

Australia
Adelaide Brighton Ltd.	(76,700)	(136,780)	(14.1)
AMP Ltd.	(24,641)	(18,870)	(1.9)
Appen Ltd.	(45,737)	(187,530)	(19.3)
Atlas Arteria Ltd.	(23,042)	(125,379)	(12.9)
Beach Energy Ltd.	(1,174,750)	(1,513,923)	(155.6)
Bendigo & Adelaide Bank Ltd.	(48,801)	(354,131)	(36.4)
BlueScope Steel Ltd.	(3,442)	(40,431)	(4.2)
Brambles Ltd.	(17,701)	(142,470)	(14.6)
Cochlear Ltd.	(73)	(11,003)	(1.1)
Endeavour Group Ltd.	(33,105)	(184,442)	(18.9)
Fortescue Metals Group Ltd.	(40,857)	(525,771)	(54.0)
IDP Education Ltd.	(766)	(15,412)	(1.6)
Incitec Pivot Ltd.	(6,725)	(17,134)	(1.8)
Insurance Australia Group Ltd.	(4,709)	(14,817)	(1.5)
Lendlease Group	(3,482)	(25,226)	(2.6)
Macquarie Group Ltd.	(238)	(30,460)	(3.1)
Newcrest Mining Ltd.	(13,589)	(182,418)	(18.7)
Newcrest Mining Ltd.	(83,746)	(1,128,583)	(116.0)
Northern Star Resources Ltd.	(17,476)	(96,042)	(9.9)
Orica Ltd.	(11,813)	(140,010)	(14.4)
Origin Energy Ltd.	(33,087)	(138,911)	(14.3)
Reece Ltd.	(56,802)	(613,480)	(63.0)
Rio Tinto Ltd.	(2,813)	(194,897)	(20.0)
Seven Group Holdings Ltd.	(77,925)	(965,478)	(99.2)
Tabcorp Holdings Ltd.	(198,873)	(138,730)	(14.3)
TPG Telecom Ltd.	(147,198)	(656,805)	(67.5)
Vicinity Centres	(1,469,689)	(2,150,442)	(221.0)
Worley Ltd.	(3,214)	(32,437)	(3.3)

		(9,782,012)

Austria
ams-OSRAM AG	(17,352)	(143,233)	(14.7)
BAWAG Group AG	(7,494)	(345,996)	(35.6)
OMV AG	(12,881)	(548,601)	(56.4)
Telekom Austria AG	(6,015)	(37,193)	(3.8)
Voestalpine AG	(2,503)	(56,359)	(5.8)

		(1,131,382)

Belgium
Galapagos NV	(2,944)	(149,361)	(15.4)

47

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Belgium (continued)
KBC Group NV	(230)	$(12,047)	(1.2)%
Proximus SADP	(6,628)	(91,756)	(9.4)
Telenet Group Holding NV	(45,373)	(725,663)	(74.6)

		(978,827)

Canada
AbCellera Biologics, Inc.	(28,569)	(286,833)	(29.5)
Alimentation Couche-Tard, Inc.	(12,438)	(555,682)	(57.1)
Allied Properties Real Estate Investment Trust	(33,161)	(884,863)	(90.9)
Aritzia, Inc.	(3,940)	(124,303)	(12.8)
Atco Ltd., Class I	(36,303)	(1,341,784)	(137.9)
Brookfield Asset Management, Inc., Class A	(10,090)	(500,659)	(51.5)
Canadian Apartment Properties REIT	(17,465)	(661,612)	(68.0)
Canadian Solar, Inc.	(1,344)	(49,580)	(5.1)
Constellation Software, Inc.	(677)	(1,151,653)	(118.3)
Dream Industrial Real Estate Investment Trust	(23,240)	(229,033)	(23.5)
Element Fleet Management Corp.	(22,936)	(263,293)	(27.1)
Empire Co. Ltd.	(6,696)	(203,199)	(20.9)
Finning International, Inc.	(5,175)	(113,155)	(11.6)
H&R Real Estate Investment Trust	(44,824)	(472,200)	(48.5)
iA Financial Corp., Inc.	(6,090)	(335,091)	(34.4)
Intact Financial Corp.	(695)	(103,445)	(10.6)
Loblaw Cos. Ltd.	(11,039)	(1,004,893)	(103.3)
MEG Energy Corp.	(24,465)	(336,822)	(34.6)
Metro, Inc.	(16,560)	(917,004)	(94.2)
National Bank of Canada	(2,656)	(186,359)	(19.2)
Nutrien Ltd.	(2,216)	(189,698)	(19.5)
Nuvei Corp.	(6,773)	(236,742)	(24.3)
Onex Corp.	(3,857)	(206,140)	(21.2)
Parkland Corp.	(23,167)	(650,026)	(66.8)
Power Corp. of Canada	(46,051)	(1,251,474)	(128.6)
Restaurant Brands International, Inc.	(6,653)	(356,666)	(36.7)
SmartCentres Real Estate Investment Trust	(18,219)	(415,727)	(42.7)
SNC-Lavalin Group, Inc.	(1,426)	(26,659)	(2.7)
Stelco Holdings, Inc.	(3,565)	(100,612)	(10.3)
Summit Industrial Income REIT	(46,620)	(678,248)	(69.7)
Sun Life Financial, Inc.	(4,482)	(208,113)	(21.4)
TMX Group Ltd.	(4,972)	(510,149)	(52.4)
Topicus.com, Inc.	(2,405)	(137,571)	(14.1)
Toromont Industries Ltd.	(10,283)	(866,051)	(89.0)
Tourmaline Oil Corp.	(3,805)	(238,394)	(24.5)
Vermilion Energy, Inc.	(4,468)	(115,525)	(11.9)

		(15,909,258)

China
Futu Holdings Ltd., ADR	(7,203)	(299,645)	(30.8)
Yangzijiang Shipbuilding Holdings Ltd.	(188,400)	(127,020)	(13.0)

		(426,665)

Denmark
Ambu A/S	(9,138)	(103,892)	(10.7)
Carlsberg A/S	(1,242)	(160,643)	(16.5)
Chr Hansen Holding A/S	(2,714)	(177,639)	(18.3)
ISS A/S	(1,243)	(21,723)	(2.2)
Orsted A/S	(9,511)	(1,107,238)	(113.8)
Pandora A/S	(486)	(36,106)	(3.7)
Rockwool International A/S	(421)	(104,323)	(10.7)
Royal Unibrew A/S	(2,993)	(255,254)	(26.2)

		(1,966,818)

Finland
Elisa Oyj	(9,157)	(506,428)	(52.0)

Security	Shares	Value	% of Basket Value

Finland (continued)
Kojamo OYJ	(7,561)	$(134,883)	(13.9)%
Neste OYJ	(1,419)	(72,967)	(7.5)
Orion OYJ, Class B	(2,038)	(97,289)	(10.0)
UPM-Kymmene OYJ	(53,192)	(1,685,642)	(173.2)

		(2,497,209)

France
Constellium SE	(26,074)	(381,463)	(39.2)

Germany
adidas AG	(472)	(81,652)	(8.4)
Allianz SE	(1,522)	(276,404)	(28.4)
Aurubis AG	(1,863)	(134,503)	(13.8)
Auto1 Group SE	(16,833)	(145,191)	(14.9)
BASF SE	(13,061)	(582,066)	(59.8)
Bayer AG	(6,843)	(399,154)	(41.0)
Bechtle AG	(4,499)	(208,096)	(21.4)
Carl Zeiss Meditec AG	(682)	(99,531)	(10.2)
Continental AG	(3,190)	(227,259)	(23.4)
Deutsche Telekom AG	(26,224)	(498,229)	(51.2)
Deutsche Wohnen SE	(5,480)	(135,500)	(13.9)
Evotec SE	(5,233)	(135,960)	(14.0)
Fielmann AG	(6,702)	(270,910)	(27.8)
Fresenius Medical Care AG & Co. KGaA	(4,229)	(156,784)	(16.1)
Fresenius SE & Co. KGaA	(11,967)	(306,223)	(31.5)
GEA Group AG	(2,918)	(108,922)	(11.2)
Gerresheimer AG	(1,923)	(115,506)	(11.9)
HeidelbergCement AG	(5,601)	(285,298)	(29.3)
Hella GmbH & Co. KGaA	(3,254)	(228,198)	(23.5)
HUGO BOSS AG	(2,092)	(123,621)	(12.7)
Merck KGaA	(3,789)	(721,655)	(74.2)
MTU Aero Engines AG	(773)	(149,431)	(15.4)
ProSiebenSat.1 Media SE	(4,413)	(37,743)	(3.9)
Puma SE	(465)	(31,399)	(3.2)
SAP SE	(262)	(24,437)	(2.5)
Siemens Healthineers AG	(5,676)	(290,859)	(29.9)
SUSE SA	(14,369)	(257,993)	(26.5)
Telefonica Deutschland Holding AG	(33,928)	(90,202)	(9.3)
Uniper SE	(9,941)	(66,420)	(6.8)
United Internet AG	(2,713)	(71,464)	(7.3)
Vonovia SE	(20,977)	(698,949)	(71.8)

		(6,959,559)

Hong Kong
Hongkong Land Holdings Ltd.	(23,200)	(120,595)	(12.4)
Vitasoy International Holdings Ltd.	(188,000)	(283,296)	(29.1)

		(403,891)

Ireland
AerCap Holdings NV	(5,776)	(259,111)	(26.6)
DCC PLC	(13,920)	(908,827)	(93.4)
Medtronic PLC	(4,325)	(400,149)	(41.1)
Smurfit Kappa Group PLC	(10,327)	(374,327)	(38.5)

		(1,942,414)

Israel
Ashtrom Group Ltd.	(40,084)	(934,173)	(96.0)
CyberArk Software Ltd.	(119)	(15,485)	(1.6)
Global-e Online Ltd.	(7,704)	(175,343)	(18.0)
Inmode Ltd.	(13,408)	(445,682)	(45.8)

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Shikun & Binui Ltd.	(5,539)	$(26,109)	(2.7)%
SolarEdge Technologies, Inc.	(987)	(355,448)	(36.5)

		(1,952,240)

Italy
A2A SpA	(32,362)	(41,711)	(4.3)
DiaSorin SpA	(2,098)	(291,711)	(30.0)
FinecoBank Banca Fineco SpA	(22,253)	(276,560)	(28.4)
Hera SpA	(22,013)	(63,249)	(6.5)
Interpump Group SpA	(3,737)	(159,711)	(16.4)
Intesa Sanpaolo SpA	(114,707)	(203,698)	(20.9)
Nexi SpA	(9,320)	(84,645)	(8.7)
Prysmian SpA	(2,022)	(64,293)	(6.6)
Recordati Industria Chimica e Farmaceutica SpA	(1,302)	(57,743)	(6.0)
Unipol Gruppo SpA	(66,123)	(277,366)	(28.5)

		(1,520,687)

Japan
Advance Residence Investment Corp.	(18)	(49,597)	(5.1)
Aeon Co. Ltd.	(11,200)	(225,869)	(23.2)
Aeon Mall Co. Ltd.	(28,000)	(357,260)	(36.7)
AEON REIT Investment Corp.	(100)	(117,289)	(12.1)
AGC, Inc.	(1,800)	(65,616)	(6.7)
Ain Holdings, Inc.	(7,900)	(455,326)	(46.8)
Aisin Corp.	(7,400)	(219,769)	(22.6)
Ariake Japan Co. Ltd.	(1,300)	(51,816)	(5.3)
Asahi Intecc Co. Ltd.	(4,700)	(86,950)	(8.9)
Asics Corp.	(2,800)	(53,350)	(5.5)
ASKUL Corp.	(15,300)	(201,842)	(20.7)
Bank of Kyoto Ltd.	(500)	(21,273)	(2.2)
Benefit One, Inc.	(14,800)	(240,387)	(24.7)
BIPROGY, Inc.	(12,900)	(275,278)	(28.3)
Bridgestone Corp.	(2,300)	(89,713)	(9.2)
Brother Industries Ltd.	(12,000)	(224,777)	(23.1)
Canon Marketing Japan, Inc.	(2,700)	(63,407)	(6.5)
Central Japan Railway Co.	(2,200)	(257,613)	(26.5)
Chiba Bank Ltd.	(15,200)	(84,312)	(8.7)
Concordia Financial Group Ltd.	(82,700)	(281,345)	(28.9)
Credit Saison Co. Ltd.	(25,400)	(324,346)	(33.3)
Dai Nippon Printing Co. Ltd.	(7,500)	(165,505)	(17.0)
Daicel Corp.	(16,700)	(106,234)	(10.9)
Daido Steel Co. Ltd.	(1,600)	(47,754)	(4.9)
Dai-ichi Life Holdings, Inc.	(21,000)	(365,292)	(37.5)
Daiichikosho Co. Ltd.	(1,200)	(34,038)	(3.5)
Daikin Industries Ltd.	(1,700)	(298,143)	(30.6)
Daio Paper Corp.	(5,900)	(63,174)	(6.5)
Daiwa House REIT Investment Corp.	(115)	(276,781)	(28.4)
Daiwa Securities Group, Inc.	(54,100)	(249,738)	(25.7)
Denka Co. Ltd.	(3,400)	(88,157)	(9.1)
Descente Ltd.	(2,900)	(61,870)	(6.4)
Dexerials Corp.	(900)	(24,294)	(2.5)
DIC Corp.	(6,900)	(127,605)	(13.1)
ENEOS Holdings, Inc.	(140,700)	(544,284)	(55.9)
Ezaki Glico Co. Ltd.	(5,100)	(149,011)	(15.3)
Fancl Corp.	(15,700)	(299,251)	(30.8)
Fuji Electric Co. Ltd.	(7,400)	(334,228)	(34.3)
Fuji Kyuko Co. Ltd.	(18,100)	(555,437)	(57.1)
Fuji Oil Holdings, Inc.	(6,700)	(114,341)	(11.8)
Fujitsu General Ltd.	(3,100)	(66,097)	(6.8)
Fukuoka Financial Group, Inc.	(11,100)	(196,744)	(20.2)
Fukuyama Transporting Co. Ltd.	(800)	(18,684)	(1.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
GLP J-Reit	(66)	$(86,800)	(8.9)%
GMO internet, Inc.	(7,000)	(137,496)	(14.1)
Goldwin, Inc.	(5,900)	(368,107)	(37.8)
GS Yuasa Corp.	(4,400)	(80,336)	(8.3)
Hachijuni Bank Ltd.	(114,000)	(424,404)	(43.6)
Hakuhodo DY Holdings, Inc.	(11,900)	(122,399)	(12.6)
Hankyu Hanshin Holdings, Inc.	(2,200)	(63,815)	(6.6)
Haseko Corp.	(19,000)	(231,314)	(23.8)
Heiwa Corp.	(7,700)	(120,198)	(12.4)
Hikari Tsushin, Inc.	(1,400)	(154,263)	(15.9)
Hitachi Metals Ltd.	(32,700)	(502,823)	(51.7)
Horiba Ltd.	(4,800)	(236,597)	(24.3)
House Foods Group, Inc.	(10,100)	(217,165)	(22.3)
Ibiden Co. Ltd.	(5,500)	(162,313)	(16.7)
Idemitsu Kosan Co. Ltd.	(7,200)	(187,235)	(19.2)
IHI Corp.	(1,400)	(36,915)	(3.8)
Iida Group Holdings Co. Ltd.	(10,600)	(173,548)	(17.8)
Industrial & Infrastructure Fund Investment Corp.	(72)	(100,110)	(10.3)
Inpex Corp.	(31,300)	(358,753)	(36.9)
Isuzu Motors Ltd.	(4,800)	(52,649)	(5.4)
Ito En Ltd.	(900)	(42,409)	(4.4)
Iwatani Corp.	(11,400)	(477,851)	(49.1)
Iyo Bank Ltd.	(20,000)	(97,027)	(10.0)
Japan Airlines Co. Ltd.	(20,300)	(351,661)	(36.1)
Japan Airport Terminal Co. Ltd.	(10,200)	(399,824)	(41.1)
Japan Aviation Electronics Industry Ltd.	(39,200)	(669,595)	(68.8)
Japan Hotel REIT Investment Corp.	(554)	(287,501)	(29.5)
Japan Logistics Fund, Inc.	(36)	(86,511)	(8.9)
Japan Metropolitan Fund Invest	(225)	(183,350)	(18.8)
Japan Post Insurance Co. Ltd.	(54,500)	(881,148)	(90.5)
Japan Real Estate Investment Corp.	(27)	(130,382)	(13.4)
JCR Pharmaceuticals Co. Ltd.	(5,500)	(102,185)	(10.5)
Jeol Ltd.	(3,800)	(172,768)	(17.8)
JSR Corp.	(1,200)	(33,238)	(3.4)
Justsystems Corp.	(21,500)	(663,775)	(68.2)
Kagome Co. Ltd.	(5,200)	(122,994)	(12.6)
Kaken Pharmaceutical Co. Ltd.	(4,500)	(131,389)	(13.5)
Kaneka Corp.	(2,900)	(78,576)	(8.1)
Kao Corp.	(4,100)	(178,327)	(18.3)
Kawasaki Heavy Industries Ltd.	(1,100)	(21,605)	(2.2)
Keihan Holdings Co. Ltd.	(1,900)	(47,405)	(4.9)
Keikyu Corp.	(5,100)	(56,644)	(5.8)
Kenedix Office Investment Corp.	(12)	(64,501)	(6.6)
Kikkoman Corp.	(8,200)	(486,217)	(50.0)
Kobayashi Pharmaceutical Co. Ltd.	(2,300)	(153,226)	(15.7)
Kobe Steel Ltd.	(24,000)	(111,572)	(11.5)
Komatsu Ltd.	(1,600)	(36,989)	(3.8)
Kotobuki Spirits Co. Ltd.	(6,000)	(327,965)	(33.7)
K’s Holdings Corp.	(13,700)	(138,338)	(14.2)
Kubota Corp.	(5,300)	(87,998)	(9.0)
Kurita Water Industries Ltd.	(3,900)	(158,182)	(16.3)
Kyushu Financial Group, Inc.	(8,900)	(26,303)	(2.7)
Lintec Corp.	(6,000)	(105,483)	(10.8)
Mabuchi Motor Co. Ltd.	(2,300)	(65,919)	(6.8)
Marui Group Co. Ltd.	(6,400)	(116,826)	(12.0)
Matsui Securities Co. Ltd.	(25,000)	(151,086)	(15.5)
McDonald’s Holdings Co. Japan Ltd.	(26,700)	(1,002,196)	(103.0)
Mebuki Financial Group, Inc.	(49,300)	(99,465)	(10.2)
MEIJI Holdings Co. Ltd.	(10,400)	(542,984)	(55.8)
Menicon Co. Ltd.	(1,600)	(40,346)	(4.1)
MINEBEA MITSUMI, Inc.	(11,300)	(203,266)	(20.9)

49

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
MISUMI Group, Inc.	(600)	$(14,927)	(1.5)%
Mitsubishi Electric Corp.	(33,000)	(348,289)	(35.8)
Mitsubishi Heavy Industries Ltd.	(2,000)	(74,265)	(7.6)
Mitsubishi Motors Corp.	(7,300)	(25,435)	(2.6)
Mitsubishi UFJ Financial Group, Inc.	(22,700)	(127,903)	(13.1)
Mitsui Fudosan Logistics Park, Inc.	(77)	(302,420)	(31.1)
Mitsui High-Tec, Inc.	(800)	(53,737)	(5.5)
Miura Co. Ltd.	(4,200)	(101,256)	(10.4)
Mori Hills REIT Investment Corp.	(44)	(50,566)	(5.2)
Morinaga & Co. Ltd.	(4,000)	(125,710)	(12.9)
Morinaga Milk Industry Co. Ltd.	(8,800)	(324,481)	(33.3)
Nagase & Co. Ltd.	(6,200)	(93,258)	(9.6)
NGK Insulators Ltd.	(15,800)	(231,094)	(23.8)
NGK Spark Plug Co. Ltd.	(4,000)	(78,330)	(8.1)
NH Foods Ltd.	(7,400)	(224,195)	(23.0)
NHK Spring Co. Ltd.	(21,200)	(144,472)	(14.8)
Nidec Corp.	(11,100)	(771,384)	(79.3)
Nifco, Inc.	(1,000)	(24,268)	(2.5)
Nippon Accommodations Fund, Inc.	(7)	(36,577)	(3.8)
Nippon Building Fund, Inc.	(94)	(498,646)	(51.2)
Nippon Kayaku Co. Ltd.	(93,600)	(787,918)	(81.0)
Nippon Shinyaku Co. Ltd.	(2,400)	(148,540)	(15.3)
Nippon Shokubai Co. Ltd.	(600)	(23,485)	(2.4)
Nishi-Nippon Railroad Co. Ltd.	(5,100)	(112,551)	(11.6)
Nisshin Seifun Group, Inc.	(9,400)	(115,709)	(11.9)
Noevir Holdings Co. Ltd.	(700)	(31,092)	(3.2)
NOF Corp.	(1,100)	(43,524)	(4.5)
Nomura Holdings, Inc.	(237,900)	(907,710)	(93.3)
Nomura Real Estate Master Fund, Inc.	(65)	(81,431)	(8.4)
NS Solutions Corp.	(1,600)	(47,080)	(4.8)
Oji Holdings Corp.	(54,500)	(227,219)	(23.4)
OKUMA Corp.	(5,200)	(204,316)	(21.0)
Ono Pharmaceutical Co. Ltd.	(2,300)	(64,673)	(6.6)
Open House Co. Ltd.	(9,900)	(431,890)	(44.4)
Oracle Corp. Japan	(1,600)	(99,789)	(10.3)
Orient Corp.	(41,200)	(41,882)	(4.3)
ORIX Corp.	(3,500)	(62,376)	(6.4)
Orix JREIT, Inc.	(64)	(91,819)	(9.4)
OSG Corp.	(4,000)	(54,898)	(5.6)
Pan Pacific International Holdings Corp.	(10,200)	(158,819)	(16.3)
Persol Holdings Co. Ltd.	(1,600)	(33,123)	(3.4)
Relo Group, Inc.	(1,500)	(24,907)	(2.6)
Renesas Electronics Corp.	(2,000)	(19,050)	(2.0)
Rengo Co. Ltd.	(37,600)	(219,890)	(22.6)
Rohto Pharmaceutical Co. Ltd.	(5,900)	(176,845)	(18.2)
Sankyo Co. Ltd.	(11,200)	(352,246)	(36.2)
Sansan, Inc.	(4,300)	(43,245)	(4.4)
Sanwa Holdings Corp.	(14,100)	(152,317)	(15.7)
Sapporo Holdings Ltd.	(600)	(13,435)	(1.4)
Seibu Holdings, Inc.	(7,400)	(74,803)	(7.7)
Sharp Corp.	(5,200)	(41,855)	(4.3)
SHIFT, Inc.	(300)	(47,149)	(4.8)
Shikoku Electric Power Co., Inc.	(14,900)	(88,024)	(9.0)
Shimamura Co. Ltd.	(600)	(57,536)	(5.9)
Shimano, Inc.	(1,600)	(267,274)	(27.5)
Shinko Electric Industries Co. Ltd.	(15,500)	(399,182)	(41.0)
Shinsei Bank Ltd.	(1,400)	(21,177)	(2.2)
Shiseido Co. Ltd.	(20,600)	(847,344)	(87.1)
Shizuoka Bank Ltd.	(21,300)	(128,895)	(13.2)
SHO-BOND Holdings Co. Ltd.	(900)	(39,820)	(4.1)
Shochiku Co. Ltd.	(1,500)	(144,336)	(14.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
SMC Corp.	(700)	$(344,985)	(35.5)%
SoftBank Group Corp.	(6,500)	(273,044)	(28.1)
Stanley Electric Co. Ltd.	(6,700)	(117,735)	(12.1)
SUMCO Corp.	(4,000)	(55,971)	(5.8)
Sumitomo Bakelite Co. Ltd.	(4,400)	(142,412)	(14.6)
Sumitomo Electric Industries Ltd.	(65,500)	(730,246)	(75.0)
Sumitomo Metal Mining Co. Ltd.	(7,400)	(232,684)	(23.9)
Sumitomo Realty & Development Co. Ltd.	(4,500)	(124,259)	(12.8)
Sushiro Global Holdings Ltd.	(3,200)	(62,360)	(6.4)
Suzuken Co. Ltd.	(2,200)	(60,806)	(6.3)
Suzuki Motor Corp.	(1,400)	(45,891)	(4.7)
T&D Holdings, Inc.	(14,300)	(161,848)	(16.6)
Taiyo Nippon Sanso Corp.	(10,800)	(182,117)	(18.7)
Taiyo Yuden Co. Ltd.	(1,700)	(60,418)	(6.2)
Takara Holdings, Inc.	(10,300)	(83,327)	(8.6)
TechnoPro Holdings, Inc.	(2,600)	(60,421)	(6.2)
THK Co. Ltd.	(21,400)	(454,012)	(46.7)
Toda Corp.	(28,500)	(152,870)	(15.7)
Toho Gas Co. Ltd.	(800)	(19,259)	(2.0)
Tokai Carbon Co. Ltd.	(2,900)	(23,446)	(2.4)
Tokyo Electric Power Co. Holdings, Inc.	(264,100)	(1,039,330)	(106.8)
Tokyo Gas Co. Ltd.	(7,300)	(143,379)	(14.7)
Tokyu Corp.	(19,500)	(239,101)	(24.6)
Tokyu Fudosan Holdings Corp.	(43,200)	(234,099)	(24.1)
Toray Industries, Inc.	(37,800)	(207,043)	(21.3)
Toshiba TEC Corp.	(1,200)	(39,616)	(4.1)
Toyo Suisan Kaisha Ltd.	(4,200)	(178,449)	(18.3)
Toyo Tire Corp.	(18,800)	(252,674)	(26.0)
Toyoda Gosei Co. Ltd.	(9,300)	(146,765)	(15.1)
Toyota Boshoku Corp.	(13,900)	(205,545)	(21.1)
Toyota Industries Corp.	(2,600)	(158,313)	(16.3)
UBE Corp.	(9,600)	(150,312)	(15.4)
United Urban Investment Corp.	(200)	(218,021)	(22.4)
Ushio, Inc.	(2,400)	(33,183)	(3.4)
USS Co. Ltd.	(6,700)	(131,471)	(13.5)
West Japan Railway Co.	(5,600)	(205,692)	(21.1)
Yamato Holdings Co. Ltd.	(51,100)	(894,199)	(91.9)
Yamato Kogyo Co. Ltd.	(8,800)	(300,924)	(30.9)
Yamazaki Baking Co. Ltd.	(1,800)	(21,732)	(2.2)
Yokogawa Electric Corp.	(18,700)	(331,612)	(34.1)
Zeon Corp.	(7,900)	(80,218)	(8.2)

		(40,066,240)

Luxembourg
Tenaris SA	(56,346)	(788,508)	(81.0)

Malaysia
Lynas Rare Earths Ltd.	(26,374)	(162,183)	(16.7)

Mexico
Fresnillo PLC	(8,700)	(78,206)	(8.0)

Netherlands
Aegon NV	(67,271)	(287,580)	(29.6)
Akzo Nobel NV	(320)	(21,536)	(2.2)
Alfen Beheer BV	(2,360)	(275,502)	(28.3)
ASM International NV	(1,921)	(590,077)	(60.6)
Asml Holding NV	(73)	(41,438)	(4.3)
BE Semiconductor Industries NV	(6,813)	(365,734)	(37.6)
EXOR NV	(1,927)	(135,531)	(13.9)
Heineken Holding NV	(392)	(30,975)	(3.2)
Iveco Group NV	(24,157)	(147,904)	(15.2)
Just Eat Takeaway.com NV	(1,735)	(31,801)	(3.3)

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke DSM NV	(4,507)	$(721,792)	(74.2)%
Koninklijke KPN NV	(696,160)	(2,296,625)	(236.0)
Koninklijke Philips NV	(1,026)	(21,234)	(2.2)
NN Group NV	(10,190)	(478,139)	(49.1)
NXP Semiconductors NV	(93)	(17,101)	(1.8)
SBM Offshore NV	(20,456)	(285,498)	(29.3)
Universal Music Group NV	(6,978)	(157,958)	(16.2)

		(5,906,425)

New Zealand
Auckland International Airport Ltd.	(198,171)	(930,551)	(95.6)
Fletcher Building Ltd.	(238,000)	(774,344)	(79.6)
Kiwi Property Group Ltd.	(73,548)	(47,221)	(4.9)
Mercury NZ Ltd.	(54,272)	(207,586)	(21.3)
Meridian Energy Ltd.	(49,550)	(155,500)	(16.0)
Spark New Zealand Ltd.	(210,179)	(675,846)	(69.4)

		(2,791,048)

Norway
DNB Bank ASA	(3,631)	(71,624)	(7.3)
Gjensidige Forsikring ASA	(17,583)	(367,762)	(37.8)
Mowi ASA	(14,914)	(344,142)	(35.4)
Salmar ASA	(2,990)	(214,170)	(22.0)
Schibsted ASA	(10,387)	(195,228)	(20.1)
Storebrand ASA	(47,991)	(403,654)	(41.5)
TOMRA Systems ASA	(7,328)	(171,546)	(17.6)

		(1,768,126)

Poland
InPost SA	(2,796)	(18,463)	(1.9)

Portugal
Banco Comercial Portugues SA	(530,871)	(78,775)	(8.1)
Galp Energia SGPS SA	(103,894)	(1,096,661)	(112.7)

		(1,175,436)

Puerto Rico
Popular, Inc.	(378)	(29,359)	(3.0)

Singapore
Ascendas Real Estate Investment Trust	(331,500)	(713,540)	(73.3)
CapitaLand Integrated Commercial Trust	(564,469)	(891,703)	(91.6)
Capitaland Investment Ltd.	(130,400)	(371,031)	(38.1)
City Developments Ltd.	(2,200)	(12,360)	(1.3)
DBS Group Holdings Ltd.	(19,500)	(444,958)	(45.7)
Frasers Logistics & Commercial Trust	(501,600)	(523,619)	(53.8)
Genting Singapore Ltd.	(841,000)	(491,176)	(50.5)
Grab Holdings Ltd., Class A	(64,782)	(191,107)	(19.6)
Keppel DC REIT	(379,300)	(568,707)	(58.5)
Mapletree Industrial Trust	(222,000)	(436,062)	(44.8)
Mapletree Logistics Trust	(361,800)	(461,763)	(47.5)
Sea Ltd., ADR	(3,641)	(277,881)	(28.6)
Sembcorp Industries Ltd.	(459,000)	(968,436)	(99.5)
Singapore Telecommunications Ltd.	(143,000)	(270,423)	(27.8)
UOL Group Ltd.	(18,200)	(98,332)	(10.1)
Venture Corp. Ltd.	(31,500)	(401,317)	(41.2)

		(7,122,415)

Spain
Acerinox SA	(21,949)	(214,142)	(22.0)
ACS Actividades de Construccion y Servicios SA	(23,494)	(564,741)	(58.0)
Aena SME SA	(571)	(72,226)	(7.4)
Amadeus IT Group SA	(512)	(29,660)	(3.1)

Security	Shares	Value	% of Basket Value

Spain (continued)
Banco de Sabadell SA	(26,100)	$(16,662)	(1.7)%
EDP Renovaveis SA	(530)	(13,785)	(1.4)
Ferrovial SA	(12,137)	(325,006)	(33.4)
Fluidra SA	(10,217)	(190,977)	(19.6)
Mapfre SA	(82,319)	(132,957)	(13.7)
Red Electrica Corp. SA	(14,658)	(288,182)	(29.6)
Repsol SA	(9,338)	(116,335)	(12.0)
Telefonica SA	(99,185)	(442,731)	(45.5)

		(2,407,404)

Sweden
Assa Abloy AB	(5,943)	(140,409)	(14.4)
Beijer Ref AB	(5,692)	(90,291)	(9.3)
EQT AB	(7,829)	(212,505)	(21.8)
Evolution AB	(4,387)	(425,674)	(43.7)
Fastighets AB Balder	(29,232)	(186,736)	(19.2)
Husqvarna AB	(13,687)	(109,082)	(11.2)
Investor AB	(5,459)	(101,874)	(10.5)
Investor AB	(30,874)	(634,778)	(65.2)
Nibe Industrier AB	(5,515)	(55,559)	(5.7)
Sandvik AB	(6,319)	(116,435)	(12.0)
Securitas AB	(78,598)	(794,808)	(81.7)
Sinch AB	(112,174)	(284,404)	(29.2)
Skandinaviska Enskilda Banken AB	(48,797)	(528,639)	(54.3)
SKF AB	(35,024)	(589,434)	(60.6)
Sweco AB	(13,073)	(145,807)	(15.0)
Swedbank AB	(8,870)	(122,851)	(12.6)
Swedish Orphan Biovitrum AB	(8,412)	(184,736)	(19.0)
Telia Co. AB	(98,693)	(364,606)	(37.5)
Trelleborg AB	(539)	(13,244)	(1.4)
Volvo AB	(7,940)	(147,950)	(15.2)
Volvo AB	(52,886)	(949,516)	(97.6)

		(6,199,338)

Switzerland
Adecco Group AG	(2,470)	(87,011)	(9.0)
Alcon, Inc.	(943)	(74,218)	(7.6)
Bachem Holding AG	(880)	(59,342)	(6.1)
Baloise Holding AG	(2,189)	(348,771)	(35.8)
Chocoladefabriken Lindt & Spruengli AG	(1)	(115,322)	(11.9)
Chubb Ltd.	(605)	(114,127)	(11.7)
Cie Financiere Richemont SA	(527)	(63,544)	(6.5)
Clariant AG	(1,940)	(36,347)	(3.7)
Coca-Cola HBC AG	(1,107)	(27,245)	(2.8)
Credit Suisse Group AG	(172,414)	(1,002,857)	(103.1)
Galenica AG	(3,956)	(313,198)	(32.2)
Geberit AG	(1,214)	(639,386)	(65.7)
Georg Fischer AG	(12,306)	(752,129)	(77.3)
Glencore PLC	(316,661)	(1,794,739)	(184.4)
Helvetia Holding AG	(3,521)	(402,551)	(41.4)
Holcim AG	(12,643)	(592,813)	(60.9)
Kuehne + Nagel International AG	(1,090)	(293,560)	(30.2)
Lonza Group AG	(126)	(76,274)	(7.8)
Novartis AG	(15,621)	(1,342,307)	(137.9)
Partners Group Holding AG	(327)	(357,001)	(36.7)
PSP Swiss Property AG	(301)	(35,997)	(3.7)
Roche Holding AG	(2,849)	(945,881)	(97.2)
Schindler Holding AG	(993)	(188,558)	(19.4)
Schindler Holding AG	(1,998)	(390,527)	(40.1)
SGS SA	(96)	(234,285)	(24.1)
Sonova Holding AG	(1,795)	(646,526)	(66.4)

51

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Straumann Holding AG	(10,591)	$(1,432,438)	(147.2)%
Swiss Life Holding AG	(1,316)	(697,133)	(71.6)
TE Connectivity Ltd.	(231)	(30,892)	(3.2)

		(13,094,979)

United Kingdom
Airtel Africa PLC	(30,597)	(59,171)	(6.1)
Associated British Foods PLC	(2,207)	(45,079)	(4.6)
Avast PLC	(167,974)	(951,198)	(97.7)
B&M European Value Retail SA	(65,323)	(338,232)	(34.8)
Berkeley Group Holdings PLC	(5,599)	(290,160)	(29.8)
BP PLC	(111,054)	(543,527)	(55.9)
Burberry Group PLC	(21,785)	(478,912)	(49.2)
Compass Group PLC	(81,313)	(1,905,687)	(195.8)
Deliveroo PLC	(453,457)	(500,532)	(51.4)
DS Smith PLC	(57,673)	(205,581)	(21.1)
easyJet PLC	(4,643)	(22,677)	(2.3)
Farfetch Ltd., Class A	(1,587)	(12,601)	(1.3)
Future PLC	(5,232)	(117,225)	(12.0)
Greggs PLC	(14,776)	(368,396)	(37.9)
Harbour Energy PLC	(53,072)	(237,321)	(24.4)
Howden Joinery Group PLC	(142,754)	(1,178,370)	(121.1)
Intermediate Capital Group PLC	(15,755)	(293,696)	(30.2)
JD Sports Fashion PLC	(39,236)	(62,321)	(6.4)
Johnson Matthey PLC	(2,386)	(62,381)	(6.4)
Land Securities Group PLC	(112,484)	(1,005,160)	(103.3)
Legal & General Group PLC	(132,041)	(421,675)	(43.3)
Lloyds Banking Group PLC	(315,680)	(174,779)	(18.0)
Man Group PLC	(46,262)	(153,902)	(15.8)
Melrose Industries PLC	(252,119)	(496,286)	(51.0)
National Grid PLC	(33,295)	(458,785)	(47.1)
Next PLC	(22,246)	(1,852,019)	(190.3)
nVent Electric PLC	(31,171)	(1,100,648)	(113.1)
Prudential PLC	(70,607)	(870,894)	(89.5)
Rolls-Royce Holdings PLC	(180,306)	(197,063)	(20.3)
Smiths Group PLC	(26,787)	(505,529)	(52.0)
Taylor Wimpey PLC	(76,151)	(118,527)	(12.2)
Unilever PLC	(37,939)	(1,847,739)	(189.9)
Vodafone Group PLC	(173,423)	(255,123)	(26.2)
WH Smith PLC	(11,456)	(202,204)	(20.8)
Whitbread PLC	(392)	(12,477)	(1.3)
WPP PLC	(25,274)	(272,767)	(28.0)

		(17,618,644)

United States
10X Genomics, Inc., Class A	(8,593)	(345,009)	(35.5)
A O Smith Corp.	(2,418)	(152,987)	(15.7)
AbbVie, Inc.	(2,436)	(349,590)	(35.9)
Acadia Healthcare Co., Inc.	(2,601)	(215,649)	(22.2)
Acuity Brands, Inc.	(6,377)	(1,163,165)	(119.5)
AECOM	(2,901)	(208,872)	(21.5)
AES Corp.	(4,953)	(110,056)	(11.3)
Affirm Holdings, Inc.	(12,311)	(330,427)	(34.0)
agilon health, Inc.	(2,266)	(56,718)	(5.8)
Akamai Technologies, Inc.	(225)	(21,650)	(2.2)
Alcoa Corp.	(883)	(44,936)	(4.6)
Alexandria Real Estate Equities, Inc.	(2,188)	(362,727)	(37.3)
Alight, Inc., Class A	(53,005)	(399,658)	(41.1)
Alteryx, Inc., Class A	(4,791)	(232,028)	(23.8)
AMERCO	(818)	(439,331)	(45.1)
American Express Co.	(5,119)	(788,428)	(81.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Americold Realty Trust	(7,716)	$(252,699)	(26.0)%
Ameriprise Financial, Inc.	(1,897)	(512,038)	(52.6)
AMETEK, Inc.	(561)	(69,283)	(7.1)
Amkor Technology, Inc.	(13,080)	(263,824)	(27.1)
Apartment Income REIT Corp.	(9,242)	(419,032)	(43.1)
Apellis Pharmaceuticals, Inc.	(715)	(40,240)	(4.1)
Apollo Global Management, Inc.	(4,078)	(232,854)	(23.9)
Appian Corp.	(6,351)	(308,214)	(31.7)
AppLovin Corp., Class A	(29,750)	(1,057,315)	(108.7)
Aramark	(32,648)	(1,090,443)	(112.1)
Archer-Daniels-Midland Co.	(46,329)	(3,834,651)	(394.1)
Armstrong World Industries, Inc.	(6,696)	(598,288)	(61.5)
Arrowhead Pharmaceuticals, Inc.	(3,735)	(158,850)	(16.3)
Asana, Inc., Class A	(6,569)	(126,913)	(13.0)
Aspen Technology, Inc.	(868)	(177,150)	(18.2)
Assurant, Inc.	(5,620)	(987,884)	(101.5)
AT&T, Inc.	(31,164)	(585,260)	(60.1)
Atkore International Group, Inc.	(1,445)	(143,445)	(14.7)
Automatic Data Processing, Inc.	(4,244)	(1,023,313)	(105.2)
AutoZone, Inc.	(94)	(200,915)	(20.6)
Avalara, Inc.	(9)	(787)	(0.1)
Avery Dennison Corp.	(5,092)	(969,822)	(99.7)
Avis Budget Group, Inc.	(836)	(152,177)	(15.6)
Bath & Body Works, Inc.	(25,014)	(888,998)	(91.4)
Beacon Roofing Supply, Inc.	(1,238)	(74,305)	(7.6)
Beam Therapeutics, Inc.	(204)	(12,848)	(1.3)
Bentley Systems, Inc., Class B	(10,626)	(420,790)	(43.2)
Berkshire Hathaway, Inc., Class B	(1,523)	(457,814)	(47.0)
Berry Global Group, Inc.	(2,865)	(165,167)	(17.0)
Best Buy Co., Inc.	(6,530)	(502,745)	(51.7)
Bill.com Holdings, Inc.	(3,182)	(429,825)	(44.2)
Bio-Techne Corp.	(1,786)	(688,110)	(70.7)
Blackstone Mortgage Trust, Inc., Class A	(8,709)	(269,718)	(27.7)
Blue Owl Capital, Inc.	(64,911)	(740,635)	(76.1)
Boston Properties, Inc.	(30,397)	(2,770,991)	(284.7)
Bright Horizons Family Solutions, Inc.	(2,888)	(270,519)	(27.8)
Broadcom, Inc.	(3,737)	(2,001,089)	(205.6)
Brown & Brown, Inc.	(10,104)	(657,770)	(67.6)
Brown-Forman Corp., Class B	(1,111)	(82,458)	(8.5)
Brunswick Corp.	(9,390)	(752,327)	(77.3)
Bumble, Inc.	(18,185)	(689,575)	(70.9)
Bunge Ltd.	(11,514)	(1,063,088)	(109.2)
Cabot Corp.	(6,210)	(461,155)	(47.4)
Cadence Bank	(9,788)	(255,467)	(26.3)
Caesars Entertainment, Inc.	(7,783)	(355,605)	(36.5)
Camden Property Trust	(5,191)	(732,450)	(75.3)
Cardinal Health, Inc.	(1,305)	(77,726)	(8.0)
Cargurus, Inc.	(3,128)	(75,979)	(7.8)
CarMax, Inc.	(7,904)	(786,764)	(80.8)
Carnival PLC	(2,072)	(16,708)	(1.7)
Carter’s, Inc.	(5,861)	(477,554)	(49.1)
Carvana Co.	(5,029)	(146,595)	(15.1)
Casey’s General Stores, Inc.	(2,151)	(435,900)	(44.8)
Catalent, Inc.	(1,464)	(165,578)	(17.0)
Caterpillar, Inc.	(6,285)	(1,246,001)	(128.0)
Celanese Corp.	(1,537)	(180,613)	(18.6)
Celsius Holdings, Inc.	(2,565)	(228,182)	(23.4)
Centene Corp.	(7,237)	(672,824)	(69.1)
CenterPoint Energy, Inc.	(4,043)	(128,123)	(13.2)
CF Industries Holdings, Inc.	(5,410)	(516,601)	(53.1)
CH Robinson Worldwide, Inc.	(2,760)	(305,532)	(31.4)

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Charles Schwab Corp.	(9,768)	$(674,480)	(69.3)%
Chart Industries, Inc.	(1,168)	(227,865)	(23.4)
Chemours Co.	(1,903)	(67,728)	(7.0)
Chevron Corp.	(716)	(117,266)	(12.1)
Church & Dwight Co., Inc.	(3,524)	(310,006)	(31.9)
Cigna Corp.	(398)	(109,593)	(11.3)
Cincinnati Financial Corp.	(2,243)	(218,334)	(22.4)
Cintas Corp.	(695)	(295,716)	(30.4)
Citigroup, Inc.	(2,093)	(108,627)	(11.2)
Citizens Financial Group, Inc.	(15,536)	(589,902)	(60.6)
Civitas Resources, Inc.	(265)	(15,624)	(1.6)
Clean Harbors, Inc.	(4,419)	(431,250)	(44.3)
Clear Secure, Inc., Class A	(683)	(17,294)	(1.8)
Cleveland-Cliffs, Inc.	(9,399)	(166,456)	(17.1)
Cloudflare, Inc., Class A	(540)	(27,173)	(2.8)
CME Group, Inc.	(3,689)	(735,882)	(75.6)
Columbia Sportswear Co.	(13,225)	(978,782)	(100.6)
Comcast Corp., Class A	(13,354)	(501,042)	(51.5)
Comerica, Inc.	(236)	(18,354)	(1.9)
Commerce Bancshares, Inc.	(4,671)	(324,588)	(33.4)
Concentrix Corp.	(2,258)	(302,030)	(31.0)
Confluent, Inc., Class A	(1,281)	(32,601)	(3.3)
Constellation Brands, Inc.	(3,871)	(953,466)	(98.0)
Corning, Inc.	(24,819)	(912,346)	(93.8)
Corteva, Inc.	(20,848)	(1,199,802)	(123.3)
Coty, Inc., Class A	(49,722)	(363,965)	(37.4)
Cousins Properties, Inc.	(70,854)	(2,185,846)	(224.6)
Crane Holdings Co.	(6,380)	(631,173)	(64.9)
CSX Corp.	(37,686)	(1,218,388)	(125.2)
Cullen/Frost Bankers, Inc.	(4,496)	(586,278)	(60.2)
Curtiss-Wright Corp.	(5,363)	(769,269)	(79.1)
CVS Health Corp.	(13,558)	(1,297,229)	(133.3)
Darden Restaurants, Inc.	(1,881)	(234,166)	(24.1)
Datadog, Inc., Class A	(7,246)	(739,164)	(76.0)
DaVita, Inc.	(1,076)	(90,556)	(9.3)
Deere & Co.	(3,925)	(1,346,981)	(138.4)
Dell Technologies, Inc.	(18,147)	(817,704)	(84.0)
Delta Air Lines, Inc.	(25,363)	(806,543)	(82.9)
DENTSPLY SIRONA, Inc.	(1,320)	(47,731)	(4.9)
Devon Energy Corp.	(10,407)	(654,080)	(67.2)
Diamondback Energy, Inc.	(2,548)	(326,195)	(33.5)
DigitalOcean Holdings, Inc.	(22,300)	(913,854)	(93.9)
Discover Financial Services	(2,322)	(234,522)	(24.1)
DISH Network Corp.	(19,660)	(341,494)	(35.1)
Dollar Tree, Inc.	(2,769)	(457,882)	(47.1)
Douglas Emmett, Inc.	(36,576)	(864,657)	(88.9)
Dover Corp.	(1,372)	(183,409)	(18.8)
Dow, Inc.	(63,965)	(3,403,578)	(349.8)
Doximity, Inc., Class A	(7,371)	(311,941)	(32.1)
Dropbox, Inc., Class A	(12,877)	(292,823)	(30.1)
DTE Energy Co.	(1,433)	(186,720)	(19.2)
Dun & Bradstreet Holdings, Inc.	(73,629)	(1,160,393)	(119.2)
Eagle Materials, Inc.	(3,800)	(480,510)	(49.4)
Eastman Chemical Co.	(12,729)	(1,221,093)	(125.5)
Eaton Corp. PLC	(8,068)	(1,197,211)	(123.0)
Element Solutions, Inc.	(6,102)	(120,576)	(12.4)
Elevance Health Inc.	(1,276)	(608,780)	(62.6)
EMCOR Group, Inc.	(6,920)	(805,280)	(82.8)
Emerson Electric Co.	(4,686)	(422,068)	(43.4)
Encompass Health Corp.	(7,819)	(395,798)	(40.7)
Enovis Corp.	(6,848)	(408,963)	(42.0)
Enphase Energy, Inc.	(614)	(174,487)	(17.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Entegris, Inc.	(5,497)	$(604,120)	(62.1)%
Envista Holdings Corp.	(4,034)	(163,982)	(16.9)
Equitable Holdings, Inc.	(6,904)	(196,281)	(20.2)
Euronet Worldwide, Inc.	(820)	(80,581)	(8.3)
Evercore, Inc.	(3,674)	(367,290)	(37.7)
Evergy, Inc.	(8,595)	(586,695)	(60.3)
Evoqua Water Technologies Corp.	(4,608)	(175,611)	(18.0)
Exact Sciences Corp.	(2,836)	(127,904)	(13.1)
Exelon Corp.	(9,534)	(443,236)	(45.5)
ExlService Holdings, Inc.	(1,785)	(300,540)	(30.9)
Expeditors International of Washington, Inc.	(1,062)	(112,837)	(11.6)
Extra Space Storage, Inc.	(103)	(19,521)	(2.0)
Exxon Mobil Corp.	(8,318)	(806,264)	(82.9)
FactSet Research Systems, Inc.	(4,476)	(1,923,248)	(197.6)
Fastenal Co.	(7,407)	(380,424)	(39.1)
Federal Realty OP LP	(2,849)	(300,883)	(30.9)
FedEx Corp.	(4,449)	(1,037,017)	(106.6)
Fidelity National Information Services, Inc.	(1,770)	(180,823)	(18.6)
Fifth Third Bancorp	(9,852)	(336,150)	(34.5)
First Citizens BancShares, Inc., Class A	(493)	(373,043)	(38.3)
First Republic Bank	(6,244)	(1,015,961)	(104.4)
FirstEnergy Corp.	(18,262)	(750,568)	(77.1)
Five Below, Inc.	(1,982)	(251,853)	(25.9)
Five9, Inc.	(852)	(92,118)	(9.5)
FleetCor Technologies, Inc.	(5,053)	(1,112,115)	(114.3)
Flowserve Corp.	(5,332)	(180,435)	(18.5)
FMC Corp.	(1,234)	(137,097)	(14.1)
FNB Corp.	(30,352)	(363,010)	(37.3)
Ford Motor Co.	(63,221)	(928,716)	(95.4)
Freeport-McMoRan, Inc.	(56,827)	(1,792,892)	(184.2)
Freshworks, Inc., Class A	(1,205)	(15,798)	(1.6)
Frontier Communications Parent, Inc.	(4,070)	(105,454)	(10.8)
Genuine Parts Co.	(10,053)	(1,536,802)	(157.9)
Gitlab, Inc., Class A	(2,712)	(155,669)	(16.0)
GLOBALFOUNDRIES, Inc.	(10,481)	(539,562)	(55.4)
Globe Life, Inc.	(6,193)	(623,821)	(64.1)
GoDaddy, Inc., Class A	(3,814)	(282,923)	(29.1)
Graco, Inc.	(7,205)	(483,888)	(49.7)
Guardant Health, Inc.	(5,538)	(277,841)	(28.6)
GXO Logistics, Inc.	(10,405)	(499,440)	(51.3)
Halliburton Co.	(11,453)	(335,573)	(34.5)
Hanesbrands, Inc.	(44,582)	(498,427)	(51.2)
Hasbro, Inc.	(22,834)	(1,797,492)	(184.7)
HCA Healthcare, Inc.	(540)	(114,707)	(11.8)
HealthEquity, Inc.	(403)	(23,443)	(2.4)
Healthpeak Properties, Inc.	(5,513)	(152,324)	(15.7)
Helen of Troy Ltd.	(582)	(77,866)	(8.0)
Henry Schein, Inc.	(6,503)	(512,631)	(52.7)
Highwoods Properties, Inc.	(56,496)	(2,009,563)	(206.5)
Hilton Grand Vacations, Inc.	(11,494)	(468,610)	(48.2)
Honeywell International, Inc.	(1,764)	(339,499)	(34.9)
Host Hotels & Resorts, Inc.	(19,720)	(351,213)	(36.1)
Howmet Aerospace Inc.	(62,817)	(2,332,395)	(239.7)
HP, Inc.	(27,589)	(921,197)	(94.7)
Hubbell, Inc.	(1,813)	(397,083)	(40.8)
Humana, Inc.	(380)	(183,160)	(18.8)
Huntington Bancshares, Inc.	(1,182)	(15,709)	(1.6)
IAA, Inc.	(19,473)	(734,716)	(75.5)
IAC/InterActiveCorp.	(10,284)	(704,454)	(72.4)
ICU Medical, Inc.	(479)	(84,864)	(8.7)
IDEX Corp.	(604)	(126,085)	(13.0)
II-VI, Inc.	(9,634)	(507,134)	(52.1)

53

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Independence Realty Trust, Inc.	(10,883)	$(241,603)	(24.8)%
Ingredion, Inc.	(6,537)	(594,736)	(61.1)
Innovative Industrial Properties, Inc.	(9,140)	(881,187)	(90.6)
Inspire Medical Systems, Inc.	(254)	(53,083)	(5.5)
Intellia Therapeutics, Inc.	(1,771)	(114,690)	(11.8)
International Business Machines Corp.	(11,474)	(1,500,684)	(154.2)
International Paper Co.	(20,761)	(887,948)	(91.2)
Interpublic Group of Cos., Inc.	(21,262)	(635,096)	(65.3)
Intra-Cellular Therapies, Inc.	(10,166)	(550,184)	(56.5)
IQVIA Holdings, Inc.	(325)	(78,088)	(8.0)
iRhythm Technologies, Inc.	(1,602)	(247,717)	(25.5)
ITT, Inc.	(1,990)	(149,310)	(15.3)
Jabil, Inc.	(7,747)	(459,707)	(47.2)
Jack Henry & Associates, Inc.	(5,118)	(1,063,367)	(109.3)
Johnson & Johnson	(2,090)	(364,747)	(37.5)
Karuna Therapeutics, Inc.	(441)	(57,440)	(5.9)
KBR, Inc.	(13,965)	(743,357)	(76.4)
Kellogg Co.	(17,225)	(1,273,272)	(130.8)
Kilroy Realty Corp.	(22,235)	(1,204,692)	(123.8)
Kimberly-Clark Corp.	(4,032)	(531,377)	(54.6)
Kinsale Capital Group, Inc.	(3,549)	(863,152)	(88.7)
Kite Realty Group Trust	(12,776)	(254,115)	(26.1)
Kroger Co.	(14,973)	(695,346)	(71.5)
L3Harris Technologies, Inc.	(2,235)	(536,333)	(55.1)
Landstar System, Inc.	(1,950)	(305,331)	(31.4)
Lantheus Holdings, Inc.	(2,466)	(189,192)	(19.4)
Lattice Semiconductor Corp.	(1,626)	(99,999)	(10.3)
Leggett & Platt, Inc.	(2,553)	(101,201)	(10.4)
Liberty Broadband Corp.	(463)	(50,435)	(5.2)
Littelfuse, Inc.	(681)	(189,910)	(19.5)
Live Nation Entertainment, Inc.	(1,738)	(163,355)	(16.8)
Loews Corp.	(1,583)	(92,210)	(9.5)
Louisiana-Pacific Corp.	(15,614)	(993,519)	(102.1)
Lumentum Holdings, Inc.	(667)	(60,337)	(6.2)
LyondellBasell Industries NV, Class A	(12,785)	(1,139,399)	(117.1)
M&T Bank Corp.	(3,211)	(569,792)	(58.6)
Magnolia Oil & Gas Corp.	(14,135)	(341,078)	(35.0)
Marathon Oil Corp.	(31,983)	(793,178)	(81.5)
Marathon Petroleum Corp.	(21,643)	(1,983,797)	(203.9)
Maravai LifeSciences Holdings, Inc.	(11,811)	(308,149)	(31.7)
Markel Corp.	(271)	(351,525)	(36.1)
Marqeta, Inc.	(62,948)	(603,671)	(62.0)
Marriott Vacations Worldwide Corp.	(1,541)	(210,994)	(21.7)
Matador Resources Co.	(5,333)	(308,141)	(31.7)
Matson, Inc.	(2,654)	(243,292)	(25.0)
Maximus, Inc.	(11,818)	(790,033)	(81.2)
McKesson Corp.	(1,832)	(625,775)	(64.3)
MDU Resources Group, Inc.	(36,358)	(1,038,748)	(106.7)
Medpace Holdings, Inc.	(2,603)	(441,287)	(45.3)
Merck & Co., Inc.	(2,304)	(205,839)	(21.2)
Meritage Homes Corp.	(777)	(68,609)	(7.1)
MetLife, Inc.	(39,818)	(2,518,488)	(258.8)
MGM Resorts International	(8,533)	(279,285)	(28.7)
Microchip Technology, Inc.	(17,025)	(1,172,341)	(120.5)
Middleby Corp.	(195)	(28,215)	(2.9)
Mirati Therapeutics, Inc.	(270)	(17,388)	(1.8)
Mohawk Industries, Inc.	(3,211)	(412,549)	(42.4)
Molina Healthcare, Inc.	(200)	(65,544)	(6.7)
Mondelez International, Inc.	(12,761)	(817,214)	(84.0)
Monster Beverage Corp.	(374)	(37,258)	(3.8)
Morgan Stanley	(39,204)	(3,304,897)	(339.6)
Motorola Solutions, Inc.	(2,667)	(636,320)	(65.4)

Security	Shares	Value	% of Basket Value

United States (continued)
MSC Industrial Direct Co., Inc.	(3,421)	$(282,780)	(29.1)%
Nasdaq, Inc.	(1,189)	(215,090)	(22.1)
Natera, Inc.	(4,822)	(226,634)	(23.3)
National Fuel Gas Co.	(12,717)	(919,948)	(94.5)
NetApp, Inc.	(6,939)	(494,959)	(50.9)
New Residential Investment Corp.	(79,367)	(865,894)	(89.0)
News Corp., Class A	(8,831)	(151,363)	(15.6)
Nexstar Broadcasting Group, Inc., Class A	(236)	(44,455)	(4.6)
NiSource, Inc.	(22,513)	(684,395)	(70.3)
Nordson Corp.	(1,356)	(313,222)	(32.2)
Nordstrom, Inc.	(5,089)	(119,642)	(12.3)
Norfolk Southern Corp.	(2,874)	(721,863)	(74.2)
Northern Trust Corp.	(7,206)	(719,015)	(73.9)
NortonLifeLock, Inc.	(4,818)	(118,186)	(12.1)
NRG Energy, Inc.	(2,716)	(102,529)	(10.5)
Nucor Corp.	(9,799)	(1,330,704)	(136.7)
Occidental Petroleum Corp.	(19,286)	(1,268,054)	(130.3)
OGE Energy Corp.	(2,623)	(107,753)	(11.1)
Olaplex Holdings, Inc.	(32,176)	(553,427)	(56.9)
Old Republic International Corp.	(80,646)	(1,876,632)	(192.8)
Olin Corp.	(689)	(36,014)	(3.7)
Omnicell, Inc.	(6,851)	(754,432)	(77.5)
Omnicom Group, Inc.	(5,778)	(403,536)	(41.5)
ON Semiconductor Corp.	(4,573)	(305,385)	(31.4)
ONE Gas, Inc.	(2,393)	(203,261)	(20.9)
Onto Innovation, Inc.	(2,920)	(243,090)	(25.0)
Opendoor Technologies, Inc.	(52,369)	(257,132)	(26.4)
Oracle Corp.	(6,346)	(493,973)	(50.8)
O’Reilly Automotive, Inc.	(505)	(355,313)	(36.5)
Oshkosh Corp.	(6,625)	(570,412)	(58.6)
Owens Corning	(1,087)	(100,808)	(10.4)
PACCAR, Inc.	(4,977)	(455,495)	(46.8)
Palantir Technologies, Inc.	(94,035)	(973,262)	(100.0)
Parker-Hannifin Corp.	(1,942)	(561,413)	(57.7)
Paychex, Inc.	(8,531)	(1,094,357)	(112.5)
Peloton Interactive, Inc., Class A	(5,437)	(51,597)	(5.3)
Performance Food Group Co.	(3,601)	(179,006)	(18.4)
PerkinElmer, Inc.	(11,754)	(1,800,360)	(185.0)
Pfizer, Inc.	(4,907)	(247,853)	(25.5)
PG&E Corp.	(9,001)	(97,751)	(10.0)
Phillips 66	(7,797)	(693,933)	(71.3)
Pinnacle Financial Partners, Inc.	(1,170)	(92,547)	(9.5)
Pinnacle West Capital Corp.	(8,525)	(626,332)	(64.4)
Pinterest, Inc., Class A	(14,261)	(277,804)	(28.5)
Pioneer Natural Resources Co.	(2,930)	(694,263)	(71.3)
Plug Power, Inc.	(9,019)	(192,465)	(19.8)
Post Holdings, Inc.	(15,207)	(1,322,097)	(135.9)
PPG Industries, Inc.	(2,246)	(290,385)	(29.8)
PPL Corp.	(16,042)	(466,501)	(47.9)
Principal Financial Group, Inc.	(11,671)	(781,257)	(80.3)
Procore Technologies, Inc.	(10,052)	(519,688)	(53.4)
Procter & Gamble Co.	(4,408)	(612,315)	(62.9)
Progyny, Inc.	(4,947)	(151,032)	(15.5)
Prosperity Bancshares, Inc.	(21,542)	(1,596,047)	(164.0)
Prudential Financial, Inc.	(4,439)	(443,856)	(45.6)
Public Service Enterprise Group, Inc.	(15,657)	(1,028,195)	(105.7)
Pure Storage, Inc., Class A	(15,694)	(444,925)	(45.7)
PVH Corp.	(2,738)	(169,537)	(17.4)
QUALCOMM, Inc.	(1,977)	(286,784)	(29.5)
Qualtrics International, Inc., Class A	(28,115)	(358,466)	(36.8)
Quest Diagnostics, Inc.	(1,064)	(145,310)	(14.9)
R1 RCM, Inc.	(32,897)	(822,425)	(84.5)

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rapid7, Inc.	(785)	$(50,216)	(5.2)%
Raymond James Financial, Inc.	(836)	(82,321)	(8.5)
Rayonier, Inc.	(4,438)	(167,534)	(17.2)
RBC Bearings, Inc.	(4,460)	(1,052,560)	(108.2)
Red Rock Resorts, Inc., Class A	(2,781)	(109,377)	(11.2)
Reliance Worldwide Corp. Ltd.	(6,278)	(19,615)	(2.0)
Republic Services Inc.	(1,385)	(192,044)	(19.7)
RH	(268)	(74,887)	(7.7)
Rivian Automotive, Inc.	(16,574)	(568,488)	(58.4)
Robert Half International, Inc.	(7,906)	(625,681)	(64.3)
Rockwell Automation, Inc.	(6,080)	(1,552,102)	(159.5)
Rollins, Inc.	(5,687)	(219,348)	(22.5)
Roper Industries, Inc.	(1,851)	(808,276)	(83.1)
RPM International, Inc.	(5,280)	(477,312)	(49.0)
Scientific Games Corp.	(5,389)	(274,516)	(28.2)
Scotts Miracle-Gro Co.	(2,178)	(193,733)	(19.9)
Seagate Technology Holdings PLC	(12,084)	(966,478)	(99.3)
SeaWorld Entertainment, Inc.	(11,606)	(553,954)	(56.9)
SEI Investments Co.	(10,197)	(564,506)	(58.0)
Sempra Energy	(3,966)	(657,563)	(67.6)
Sensata Technologies Holding PLC	(8,320)	(369,990)	(38.0)
SentinelOne, Inc., Class A	(25,968)	(645,305)	(66.3)
Shift4 Payments, Inc., Class A	(17,682)	(644,155)	(66.2)
Signature Bank	(4,805)	(891,664)	(91.6)
Simon Property Group, Inc.	(12,101)	(1,314,653)	(135.1)
SiTime Corp.	(2,794)	(519,628)	(53.4)
Skechers USA, Inc., Class A	(15,647)	(593,960)	(61.0)
SL Green Realty Corp.	(19,247)	(955,614)	(98.2)
SLM Corp.	(13,375)	(208,650)	(21.4)
Smartsheet, Inc., Class A	(5,369)	(161,392)	(16.6)
Snowflake, Inc., Class A	(878)	(131,621)	(13.5)
Sonoco Products Co.	(12,494)	(793,244)	(81.5)
South State Corp.	(2,492)	(211,247)	(21.7)
Southern Co.	(7,033)	(540,767)	(55.6)
Southwest Airlines Co.	(14,476)	(551,825)	(56.7)
Southwestern Energy Co.	(76,739)	(541,777)	(55.7)
Spirit AeroSystems Holdings, Inc., Class A	(2,877)	(94,423)	(9.7)
Spirit Realty Capital, Inc.	(14,216)	(630,337)	(64.8)
SS&C Technologies Holdings, Inc.	(15,559)	(920,626)	(94.6)
Stanley Black & Decker, Inc.	(5,147)	(500,958)	(51.5)
Starbucks Corp.	(23,488)	(1,991,313)	(204.6)
Starwood Property Trust, Inc.	(54,349)	(1,283,723)	(131.9)
State Street Corp.	(1,026)	(72,887)	(7.5)
Steel Dynamics, Inc.	(6,484)	(504,974)	(51.9)
STERIS PLC	(1,005)	(226,778)	(23.3)
STORE Capital Corp.	(7,629)	(221,394)	(22.8)
Sunrun, Inc.	(8,151)	(266,456)	(27.4)
SVB Financial Group	(1,825)	(736,479)	(75.7)
Synaptics, Inc.	(2,057)	(298,162)	(30.6)
Synovus Financial Corp.	(807)	(32,587)	(3.3)
Sysco Corp.	(15,854)	(1,346,005)	(138.3)
T Rowe Price Group, Inc.	(5,717)	(705,878)	(72.5)
Tapestry, Inc.	(6,160)	(207,161)	(21.3)
Target Corp.	(205)	(33,493)	(3.4)
TD SYNNEX Corp.	(4,479)	(449,781)	(46.2)
Teledyne Technologies, Inc.	(451)	(176,521)	(18.1)
Tenet Healthcare Corp.	(962)	(63,607)	(6.5)
Terreno Realty Corp.	(12,236)	(766,585)	(78.8)
Texas Pacific Land Corp.	(40)	(73,354)	(7.5)
Thermo Fisher Scientific, Inc.	(675)	(403,927)	(41.5)
Thor Industries, Inc.	(6,984)	(588,961)	(60.5)

Security	Shares	Value	% of Basket Value

United States (continued)
TJX Cos., Inc.	(41,391)	$(2,531,474)	(260.1)%
Toast, Inc., Class A	(29,786)	(475,980)	(48.9)
Toro Co.	(13,864)	(1,192,165)	(122.5)
Tradeweb Markets, Inc., Class A	(485)	(34,202)	(3.5)
TransUnion	(5,054)	(400,428)	(41.1)
Travelers Cos., Inc.	(1,374)	(218,054)	(22.4)
Truist Financial Corp.	(18,255)	(921,330)	(94.7)
Twilio, Inc., Class A	(5,452)	(462,330)	(47.5)
Twitter, Inc.	(2,128)	(88,546)	(9.1)
Tyson Foods, Inc., Class A	(7,657)	(673,893)	(69.2)
Uber Technologies, Inc.	(26,595)	(623,653)	(64.1)
UFP Industries, Inc.	(3,966)	(365,705)	(37.6)
UGI Corp.	(4,063)	(175,359)	(18.0)
UiPath, Inc., Class A	(24,735)	(453,393)	(46.6)
Ulta Beauty, Inc.	(1,416)	(550,697)	(56.6)
Under Armour, Inc., Class A	(10,573)	(97,906)	(10.1)
Union Pacific Corp.	(6,774)	(1,539,730)	(158.2)
United States Steel Corp.	(24,760)	(585,574)	(60.2)
UnitedHealth Group, Inc.	(214)	(116,061)	(11.9)
Unity Software, Inc.	(18,121)	(677,544)	(69.6)
Univar Solutions, Inc.	(23,095)	(624,489)	(64.2)
Universal Health Services, Inc., Class B	(976)	(109,771)	(11.3)
Unum Group	(10,089)	(324,765)	(33.4)
Vail Resorts, Inc.	(2,358)	(559,153)	(57.5)
Valero Energy Corp.	(4,205)	(465,788)	(47.9)
Valley National Bancorp	(45,517)	(532,094)	(54.7)
Valmont Industries, Inc.	(1,938)	(526,128)	(54.1)
Ventas, Inc.	(4,957)	(266,587)	(27.4)
VeriSign, Inc.	(3,883)	(734,508)	(75.5)
VF Corp.	(61,059)	(2,728,116)	(280.3)
Vontier Corp.	(14,293)	(368,759)	(37.9)
Vornado Realty Trust	(68,107)	(2,069,772)	(212.7)
Voya Financial, Inc.	(5,886)	(354,102)	(36.4)
Walgreens Boots Alliance, Inc.	(8,509)	(337,127)	(34.6)
Walt Disney Co.	(794)	(84,243)	(8.7)
Warner Bros Discovery, Inc.	(60,471)	(907,065)	(93.2)
Warner Music Group Corp., Class A	(18,659)	(559,770)	(57.5)
Wayfair, Inc., Class A	(10,467)	(564,276)	(58.0)
Webster Financial Corp.	(10,745)	(499,105)	(51.3)
WEC Energy Group, Inc.	(649)	(67,373)	(6.9)
Wendy’s Co.	(17,700)	(372,231)	(38.3)
WESCO International, Inc.	(3,489)	(446,034)	(45.8)
Western Alliance Bancorp	(1,123)	(85,775)	(8.8)
Western Digital Corp.	(2,687)	(131,932)	(13.6)
Westlake Chemical Corp.	(3,549)	(345,460)	(35.5)
WEX, Inc.	(1,168)	(194,133)	(19.9)
Weyerhaeuser Co.	(14,533)	(527,839)	(54.2)
Williams-Sonoma, Inc.	(659)	(95,173)	(9.8)
Wolfspeed, Inc.	(3,763)	(313,458)	(32.2)
Woodward, Inc.	(11,918)	(1,247,815)	(128.2)
Workiva, Inc.	(4,029)	(263,899)	(27.1)
WR Berkley Corp.	(12,342)	(771,745)	(79.3)
WW Grainger, Inc.	(95)	(51,635)	(5.3)
Wyndham Hotels & Resorts, Inc.	(9,315)	(646,554)	(66.4)
Wynn Resorts Ltd.	(8,782)	(557,481)	(57.3)
YETI Holdings, Inc.	(7,919)	(402,048)	(41.3)
Ziff Davis Inc.	(518)	(42,419)	(4.4)
Zimmer Biomet Holdings, Inc.	(5,149)	(568,398)	(58.4)
Zions Bancorp NA	(5,862)	(319,772)	(32.9)

55

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ZoomInfo Technologies, Inc., Class A	(12,479)	$(472,829)	(48.6)%
Zurn Water Solutions Corp.	(448)	(12,970)	(1.3)

		(238,094,502)

Uruguay
Globant SA	(1,421)	(283,120)	(29.1)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(1,424)	(90,970)	(9.4)
Sartorius AG	(59)	(26,390)	(2.7)

		(117,360)

Rights

Germany
ACS Actividades de Construccion	(25,322)	(36,452)	(3.7)

Total Reference Entity — Short		(383,610,633)

Net Value of Reference Entity — BNP Paribas SA		$973,137

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	884	$719,320	97.2%

Australia
AGL Energy Ltd.	108,199	637,259	86.1
Alumina Ltd.	39,897	43,338	5.9
Aristocrat Leisure Ltd.	13,314	332,158	44.9
Aurizon Holdings Ltd.	103,331	292,457	39.5
Bank of Queensland Ltd.	21,610	114,451	15.5
Boral Ltd.	152,032	309,820	41.9
carsales.com Ltd.	8,770	127,851	17.3
Challenger Ltd.	28,609	141,322	19.1
Charter Hall Group	21,621	195,391	26.4
CSR Ltd.	35,462	113,808	15.4
Deterra Royalties Ltd.	36,802	112,327	15.2
Domain Holdings Australia Ltd.	12,250	30,670	4.1
Domino’s Pizza Enterprises Ltd.	3,065	156,713	21.2
Evolution Mining Ltd.	168,149	310,618	42.0
Flight Centre Travel Group Ltd.	8,922	108,502	14.7
Goodman Group	75,768	1,108,869	149.9
GPT Group	11,004	35,402	4.8
Harvey Norman Holdings Ltd.	30,878	90,106	12.2
IGO Ltd.	23,939	187,582	25.4
Iluka Resources Ltd.	44,760	303,787	41.1
Insignia Financial Ltd.	244,212	531,313	71.8
Lottery Corp. Ltd.	32,496	103,081	13.9
Magellan Financial Group Ltd.	12,642	129,887	17.6
Metcash Ltd.	141,637	412,863	55.8
Mineral Resources Ltd.	3,555	135,460	18.3
Mirvac Group	122,049	184,903	25.0

Security	Shares	Value	% of Basket Value

Australia (continued)
Orora Ltd.	73,054	$182,864	24.7%
OZ Minerals Ltd.	4,465	59,631	8.1
Perpetual Ltd.	7,359	157,071	21.2
Pilbara Minerals Ltd.	37,290	73,526	9.9
Platinum Asset Management Ltd.	125,662	161,347	21.8
Pro Medicus Ltd.	3,571	125,088	16.9
REA Group Ltd.	1,634	144,159	19.5
Scentre Group	22,326	45,751	6.2
SEEK Ltd.	14,750	238,908	32.3
Shopping Centres Australasia Property Group	23,934	49,950	6.7
Sierra Rutile Holdings Ltd.	44,760	10,008	1.3
South32 Ltd.	252,239	687,506	92.9
Star Entertainment Grp Ltd.	88,278	191,268	25.9
Steadfast Group Ltd.	3,395	12,728	1.7
Stockland	230,716	625,168	84.5
Telstra Corp. Ltd.	441,865	1,207,621	163.2
Treasury Wine Estates Ltd.	4,489	38,695	5.2
Wesfarmers Ltd.	12,701	416,155	56.3
Westpac Banking Corp.	29,486	446,511	60.4
WiseTech Global Ltd.	255	9,031	1.2

		11,132,924

Austria
ANDRITZ AG	1,500	70,185	9.5
Erste Group Bank AG	2,480	62,874	8.5
Raiffeisen Bank International AG	14,589	176,742	23.9

		309,801

Belgium
Ackermans & van Haaren NV	4,964	729,716	98.6
Etablissements Franz Colruyt NV	420	11,603	1.6
Solvay SA	3,863	339,299	45.9
Umicore SA	9,375	339,585	45.9
Warehouses De Pauw CVA	8,695	295,579	39.9

		1,715,782

Bermuda
Axis Capital Holdings Ltd.	5,979	301,880	40.8
Hiscox Ltd.	9,648	105,054	14.2
RenaissanceRe Holdings Ltd.	9,361	1,210,471	163.6
Triton International Ltd.	873	55,942	7.6

		1,673,347

Canada
Air Canada	7,823	106,237	14.4
Alamos Gold, Inc., Class A	10,911	86,228	11.7
Algonquin Power & Utilities Corp.	4,694	65,651	8.9
AltaGas Ltd.	14,860	331,073	44.7
ARC Resources Ltd.	21,783	305,511	41.3
Bank of Nova Scotia	11,413	695,270	94.0
BCE, Inc.	27,215	1,375,042	185.9
Brookfield Infrastructure Corp.	9,413	430,974	58.3
BRP, Inc.	1,673	127,250	17.2
CAE, Inc.	6,716	177,688	24.0
Canada Goose Holdings, Inc.	13,700	268,246	36.3
Canadian Imperial Bank of Commerce	1,877	94,953	12.8
Canadian Pacific Railway Ltd.	1,248	98,403	13.3
Canadian Tire Corp. Ltd., Class A	693	89,028	12.0
Capital Power Corp.	1,078	41,536	5.6
Cargojet, Inc.	1,369	158,661	21.4
Cenovus Energy, Inc.	22,350	425,864	57.6
CGI, Inc.	2,611	223,879	30.3
Crescent Point Energy Corp.	87,135	689,296	93.2

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Descartes Systems Group, Inc.	4,104	$283,503	38.3%
Enbridge, Inc.	46,011	2,066,372	279.3
Enerplus Corp.	4,718	65,839	8.9
First Capital Real Estate Investment Trust	1,540	18,761	2.5
First Majestic Silver Corp.	3,466	26,552	3.6
FirstService Corp.	2,989	399,864	54.0
Franco-Nevada Corp.	11,472	1,468,950	198.6
George Weston Ltd.	2,696	321,781	43.5
GFL Environmental, Inc.	14,844	410,817	55.5
Gibson Energy, Inc.	7,938	163,155	22.1
Great-West Lifeco, Inc.	5,267	127,999	17.3
Hydro One Ltd.	7,936	221,555	29.9
IGM Financial, Inc.	6,499	188,694	25.5
Imperial Oil Ltd.	7,892	378,222	51.1
Innergex Renewable Energy Inc.	38,365	576,426	77.9
Ivanhoe Mines Ltd., Class A	27,580	171,439	23.2
Keyera Corp.	17,303	448,469	60.6
Kinaxis, Inc.	3,686	440,633	59.6
Kinross Gold Corp.	24,828	85,116	11.5
Lululemon Athletica, Inc.	1,978	614,189	83.0
Lundin Mining Corp.	3,069	17,304	2.3
NexGen Energy Ltd.	20,883	90,998	12.3
Northland Power, Inc.	646	21,178	2.9
Osisko Gold Royalties Ltd.	1,655	17,331	2.3
Parex Resources, Inc.	7,633	142,104	19.2
Pembina Pipeline Corp.	10,726	409,507	55.4
Saputo, Inc.	24,718	610,543	82.5
Stantec, Inc.	2,543	125,487	17.0
Teck Resources Ltd., Class B	25,262	742,739	100.4
TELUS Corp.	23,355	537,664	72.7
Turquoise Hill Resources Ltd.	2,648	69,253	9.4
Whitecap Resources, Inc.	2,625	20,068	2.7
WSP Global, Inc.	4,537	547,395	74.0

		17,620,697

China
Budweiser Brewing Co. APAC Ltd.	229,900	636,578	86.0
Chow Tai Fook Jewellery Group Ltd.	46,000	90,977	12.3

		727,555

Denmark
AP Moller - Maersk A/S, Class A	12	32,148	4.4
Coloplast A/S, Class B	1,746	204,350	27.6
Danske Bank A/S	7,406	103,568	14.0
Demant A/S	6,425	244,765	33.1
DSV A/S	117	19,715	2.7
Genmab A/S	219	77,924	10.5
GN Store Nord A/S	389	13,547	1.8
H Lundbeck A/S	12,036	59,489	8.0
Novo Nordisk A/S, Class B	2,895	337,191	45.6
Novozymes A/S, B Shares	1,866	119,200	16.1
SimCorp A/S	2,027	151,292	20.5
Tryg A/S	7,066	161,114	21.8
Vestas Wind Systems A/S	1,212	31,856	4.3

		1,556,159

Finland
Kone OYJ, Class B	5,958	272,289	36.8
Metso Outotec OYJ	15,721	129,961	17.6
Nokia OYJ	38,040	198,134	26.8
Nokian Renkaat OYJ	34,676	410,140	55.4
Nordea Bank Abp	21,927	216,199	29.2

Security	Shares	Value	% of Basket Value

Finland (continued)
Outokumpu OYJ	69,406	$305,581	41.3%
Sampo OYJ, A Shares	3,130	135,225	18.3
Stora Enso OYJ, R Shares	1,224	18,930	2.6
Valmet OYJ	592	16,474	2.2
Wartsila OYJ Abp	29,774	261,610	35.4

		1,964,543

France
Accor SA	38,646	1,002,821	135.6
Air France-KLM	177,606	244,889	33.1
Air Liquide SA	8,419	1,157,464	156.5
ALD SA	78,505	929,972	125.7
Arkema SA	2,374	224,902	30.4
Atos SE	20,291	250,158	33.8
AXA SA	18,528	426,932	57.7
Carrefour SA	98,273	1,674,773	226.4
Cie de Saint-Gobain	15,740	733,953	99.2
Cie Plastic Omnium SA	8,127	152,002	20.6
Covivio	1,738	109,917	14.9
Credit Agricole SA	13,396	123,428	16.7
Dassault Aviation SA	346	49,486	6.7
Dassault Systemes SE	345	14,798	2.0
Edenred	2,610	133,973	18.1
Eiffage SA	3,708	347,955	47.0
Engie SA	89,326	1,105,171	149.4
Eramet SA	664	70,289	9.5
Eurazeo SE	10,301	735,775	99.5
Faurecia SE	21,259	384,256	51.9
Gecina SA	3,878	397,614	53.8
Hermes International	1,077	1,477,583	199.7
ICADE	9,427	471,978	63.8
Ipsen SA	220	22,255	3.0
Klepierre SA	21,654	481,153	65.0
La Francaise des Jeux SAEM	6,323	225,845	30.5
Legrand SA	2,337	191,327	25.9
LVMH Moet Hennessy Louis Vuitton SE	328	227,748	30.8
Orpea SA	552	13,744	1.9
Remy Cointreau SA	5,636	1,113,432	150.5
Renault SA	12,166	359,680	48.6
Rexel SA	1,680	29,858	4.0
Rubis SCA	36,057	881,277	119.1
Societe Generale SA	46,121	1,033,405	139.7
SPIE SA	1,709	41,042	5.6
Thales SA	2,880	358,156	48.4
Ubisoft Entertainment SA	3,194	135,983	18.4
Unibail-Rodamco-Westfield	1,724	97,897	13.2
Valeo	5,758	123,682	16.7
Vinci SA	13,491	1,293,230	174.8
Wendel SE	5,629	518,091	70.0

		19,367,894

Germany
1&1 AG	6,591	114,204	15.4
AIXTRON SE	2,594	67,062	9.1
Bayerische Motoren Werke AG	8,589	701,836	94.9
Beiersdorf AG	2,380	245,437	33.2
Capital Stage AG	2,465	53,941	7.3
Commerzbank AG	45,116	309,096	41.8
Daimler Truck Holding AG	1,737	47,463	6.4
Deutsche Bank AG	17,017	148,847	20.1
E.ON SE	34,022	305,827	41.3
Fraport AG Frankfurt Airport Services Worldwide	2,069	94,621	12.8

57

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Freenet AG	22,093	$520,216	70.3%
Hannover Rueck SE	890	126,244	17.1
HelloFresh SE	1,391	38,447	5.2
HOCHTIEF AG	9,287	498,476	67.4
K&S AG	5,815	122,616	16.6
KION Group AG	568	25,908	3.5
Knorr-Bremse AG	1,562	93,057	12.6
LEG Immobilien SE	798	72,495	9.8
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,161	263,206	35.6
Nemetschek SE	3,765	252,054	34.1
Nordex SE	17,828	173,229	23.4
Rational AG	384	267,665	36.2
Rheinmetall AG	71	13,020	1.8
RWE AG	9,706	399,285	54.0
Salzgitter AG	250	6,365	0.9
Scout24 SE	5,766	329,633	44.5
Siemens AG	632	70,496	9.5
Siemens Energy AG	9,036	150,156	20.3
Talanx AG	7,556	275,837	37.3
TeamViewer AG	2,955	30,766	4.2
thyssenkrupp AG	2,204	13,612	1.8
Traton SE	2,734	42,561	5.7
TUI AG	57,410	92,765	12.5
Vantage Towers AG	1,892	56,148	7.6
VERBIO Vereinigte BioEnergie AG	316	19,610	2.6
Wacker Chemie AG	1,107	166,655	22.5

		6,208,856

Hong Kong
AIA Group Ltd.	91,400	918,263	124.1
ASMPT Ltd.	17,500	139,434	18.8
Bank of East Asia Ltd.	155,200	197,253	26.7
Cafe de Coral Holdings Ltd.	60,000	91,558	12.4
Cathay Pacific Airways Ltd.	285,000	295,254	39.9
Dah Sing Banking Group Ltd.	216,000	164,749	22.3
Dairy Farm International Holdings Ltd.	50,100	140,496	19.0
First Pacific Co. Ltd/Hong Kong	310,000	123,702	16.7
Haitong International Securities Group Ltd.	53,900	6,452	0.9
Hang Lung Group Ltd.	7,000	12,625	1.7
Hang Lung Properties Ltd.	58,000	105,821	14.3
HK Electric Investments & HK Electric Investments Ltd., Class SS	196,000	177,276	24.0
Hysan Development Co. Ltd.	6,000	18,394	2.5
Link REIT	61,800	517,534	70.0
New World Development Co. Ltd.	5,000	16,719	2.3
Pacific Basin Shipping Ltd.	98,000	46,867	6.3
Shangri-La Asia Ltd.	18,000	14,682	2.0
Shun Tak Holdings Ltd.	286,000	53,615	7.2
SITC International Holdings Co. Ltd.	72,000	245,155	33.1
SJM Holdings Ltd.	323,000	131,780	17.8
Swire Pacific Ltd., Class A	56,500	321,774	43.5
Swire Properties Ltd.	112,800	268,772	36.3
United Energy Group Ltd.	2,804,000	322,195	43.6
WH Group Ltd.	75,000	56,800	7.7
Xinyi Glass Holdings Ltd.	95,000	187,372	25.3
Yue Yuen Industrial Holdings Ltd.	176,500	234,737	31.7

		4,809,279

Ireland
Accenture PLC, Class A	129	39,508	5.3

Security	Shares	Value	% of Basket Value

Ireland (continued)
Adient PLC	21,370	$721,879	97.6%
Alkermes PLC	5,054	129,382	17.5
Allegion PLC	2,812	297,228	40.2
Experian PLC	8,038	281,428	38.0
Flutter Entertainment PLC	2,453	246,280	33.3
Glanbia PLC	13,997	164,515	22.2
Icon PLC	1,728	416,880	56.4
James Hardie Industries PLC	2,150	53,098	7.2
Kerry Group PLC, Class A	1,047	110,512	14.9
Kingspan Group PLC	3,680	238,199	32.2
Trane Technologies PLC	7,362	1,082,140	146.3

		3,781,049

Isle of Man
Entain PLC	1,464	21,543	2.9

Israel
Airport City Ltd.	2,114	40,869	5.5
Alony Hetz Properties & Investments Ltd.	3,396	49,559	6.7
Amot Investments Ltd.	24,923	170,869	23.1
Bezeq The Israeli Telecommunication Corp. Ltd.	543,183	930,008	125.7
Big Shopping Centers Ltd.	462	61,538	8.3
Check Point Software Technologies Ltd.	2,796	348,382	47.1
Elbit Systems Ltd.	333	76,834	10.4
Gav-Yam Lands Corp. Ltd.	7,600	73,159	9.9
Harel Insurance Investments & Financial Services Ltd.	5,946	60,799	8.2
Israel Corp. Ltd.	292	130,050	17.6
Israel Discount Bank Ltd., Class A	18,592	105,711	14.3
Melisron Ltd.	1,532	115,919	15.7
Nova Measuring Instruments Ltd.	3,323	350,078	47.3
OPC Energy Ltd.	9,861	114,046	15.4
Phoenix Holdings Ltd.	18,261	195,130	26.4
Teva Pharmaceutical Industries Ltd., ADR	70,238	658,832	89.0
Wix.com Ltd.	622	36,903	5.0

		3,518,686

Italy
Amplifon SpA	1,258	41,600	5.6
Assicurazioni Generali SpA	20,983	313,688	42.4
Atlantia SpA	17,391	401,917	54.3
Azimut Holding SpA	6,053	105,886	14.3
Banca Generali SpA	3,232	94,031	12.7
Banca Mediolanum SpA	30,582	202,526	27.4
BPER Banca	408,641	567,242	76.7
Buzzi Unicem SpA	6,119	111,874	15.1
Davide Campari-Milano NV	70,667	784,535	106.0
De’ Longhi SpA	3,500	66,569	9.0
Enel SpA	327,381	1,650,414	223.1
Ferrari NV	37	7,857	1.1
Italgas SpA	19,781	113,163	15.3
Leonardo SpA	3,801	35,602	4.8
Mediobanca Banca di Credito Finanziario SpA	28,776	246,803	33.4
Moncler SpA	1,633	81,861	11.1
PRADA SpA	176,400	1,018,120	137.6
Reply SpA	4,107	540,672	73.1
UniCredit SpA	9,119	90,184	12.2
UnipolSai Assicurazioni SpA	48,937	110,805	15.0

		6,585,349

Japan
ABC-Mart, Inc.	2,000	84,698	11.4

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Acom Co. Ltd.	71,200	$178,120	24.1%
Activia Properties, Inc.	18	56,439	7.6
AEON Financial Service Co. Ltd.	15,200	166,409	22.5
Aica Kogyo Co. Ltd.	1,700	39,391	5.3
Ajinomoto Co., Inc.	3,200	84,211	11.4
Alfresa Holdings Corp.	22,000	293,610	39.7
Amada Co. Ltd.	90,500	730,489	98.7
Amano Corp.	3,800	73,113	9.9
ANA Holdings, Inc.	3,700	69,074	9.3
Anritsu Corp.	25,800	315,342	42.6
Aozora Bank Ltd.	13,700	286,391	38.7
Asahi Group Holdings Ltd.	25,900	900,448	121.7
Astellas Pharma, Inc.	14,400	225,524	30.5
Azbil Corp.	4,600	138,474	18.7
Bandai Namco Holdings, Inc.	800	62,498	8.4
BayCurrent Consulting, Inc.	600	187,719	25.4
Benesse Holdings, Inc.	26,700	481,188	65.0
Calbee, Inc.	22,600	484,994	65.6
Capcom Co. Ltd.	6,900	191,803	25.9
Casio Computer Co. Ltd.	13,900	135,969	18.4
Chubu Electric Power Co., Inc.	8,700	92,806	12.5
Chugai Pharmaceutical Co. Ltd.	800	22,474	3.0
Chugoku Bank Ltd.	10,000	72,720	9.8
Chugoku Electric Power Co., Inc.	34,400	224,779	30.4
Coca-Cola Bottlers Japan Holdings, Inc.	35,800	408,156	55.2
COMSYS Holdings Corp.	50,800	1,020,585	138.0
Cosmo Energy Holdings Co. Ltd.	4,800	145,586	19.7
Cosmos Pharmaceutical Corp.	3,800	408,547	55.2
Daifuku Co. Ltd.	5,600	357,093	48.3
Daito Trust Construction Co. Ltd.	600	56,882	7.7
Daiwa House Industry Co. Ltd.	8,300	205,077	27.7
DeNA Co. Ltd.	5,800	85,673	11.6
Dentsu Group, Inc.	19,500	681,165	92.1
Disco Corp.	500	122,165	16.5
DMG Mori Co. Ltd.	45,600	612,418	82.8
East Japan Railway Co.	1,300	67,869	9.2
Ebara Corp.	8,000	313,393	42.4
Electric Power Development Co. Ltd.	2,300	38,807	5.2
FP Corp.	12,700	285,940	38.7
Fuji Media Holdings, Inc.	3,300	28,724	3.9
FUJIFILM Holdings Corp.	9,600	548,371	74.1
Fujitsu Ltd.	1,900	254,718	34.4
Furukawa Electric Co. Ltd.	12,700	221,991	30.0
GMO Payment Gateway, Inc.	3,100	257,619	34.8
H.U. Group Holdings, Inc.	15,800	378,645	51.2
Hamamatsu Photonics KK	1,700	77,250	10.4
Harmonic Drive Systems, Inc.	400	15,251	2.1
Hirose Electric Co. Ltd.	1,000	143,665	19.4
Hisamitsu Pharmaceutical Co., Inc.	13,400	349,479	47.2
Hitachi Construction Machinery Co. Ltd.	15,300	337,547	45.6
Hitachi Ltd.	100	5,063	0.7
Honda Motor Co. Ltd.	24,800	635,554	85.9
Hoshizaki Corp.	3,000	89,496	12.1
Hoya Corp.	1,300	130,249	17.6
Hulic Co. Ltd.	5,900	47,319	6.4
Information Services International-Dentsu Ltd.	3,700	124,417	16.8
INFRONEER Holdings, Inc.	17,200	126,257	17.1
Internet Initiative Japan, Inc.	3,200	129,932	17.6
ITOCHU Corp.	18,600	541,440	73.2
Itochu Techno-Solutions Corp.	10,300	276,037	37.3
Izumi Co. Ltd.	2,700	63,288	8.6
J Front Retailing Co. Ltd.	9,100	76,608	10.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Post Bank Co. Ltd.	45,800	$366,384	49.5%
Japan Post Holdings Co. Ltd.	9,200	66,238	9.0
Japan Prime Realty Investment Corp.	75	229,027	31.0
Japan Tobacco, Inc.	116,800	2,097,215	283.5
JGC Holdings Corp.	22,900	281,634	38.1
Kajima Corp.	12,200	139,272	18.8
Kakaku.com, Inc.	8,200	160,610	21.7
Kamigumi Co. Ltd.	25,100	510,394	69.0
Kandenko Co. Ltd.	32,700	203,007	27.4
Kansai Electric Power Co., Inc.	1,300	13,180	1.8
Kawasaki Kisen Kaisha Ltd.	3,700	272,836	36.9
KDDI Corp.	2,500	80,156	10.8
Keisei Electric Railway Co. Ltd.	5,300	145,309	19.6
Kewpie Corp.	12,900	224,087	30.3
Kinden Corp.	51,200	604,482	81.7
Kintetsu Group Holdings Co. Ltd.	11,000	363,516	49.1
Kokuyo Co. Ltd.	26,000	346,689	46.9
Konami Holdings Corp.	800	47,284	6.4
Kuraray Co. Ltd.	142,600	1,147,794	155.2
Kusuri no Aoki Holdings Co. Ltd.	6,900	287,092	38.8
Kyocera Corp.	8,900	494,741	66.9
Kyowa Exeo Corp.	30,200	506,028	68.4
Kyowa Kirin Co. Ltd.	11,800	278,188	37.6
Kyudenko Corp.	13,300	289,494	39.1
Lawson, Inc.	40,400	1,432,643	193.7
Lion Corp.	40,800	469,748	63.5
M3, Inc.	800	27,872	3.8
Mani, Inc.	21,600	255,778	34.6
Marubeni Corp.	7,900	73,488	9.9
Maruichi Steel Tube Ltd.	2,900	64,189	8.7
Maruwa Unyu Kikan Co. Ltd.	13,400	153,802	20.8
Mazda Motor Corp.	2,600	21,917	3.0
Mitsubishi Chemical Holdings Corp.	92,500	520,176	70.3
Mitsubishi Corp.	35,800	1,063,950	143.8
Mitsubishi Estate Co. Ltd.	11,000	163,368	22.1
Mitsubishi HC Capital, Inc.	65,100	315,468	42.6
Mitsubishi Logistics Corp.	12,500	335,402	45.3
Mitsubishi Materials Corp.	4,200	63,543	8.6
Mitsui & Co. Ltd.	23,800	525,082	71.0
Mitsui Chemicals, Inc.	5,900	124,279	16.8
Mitsui Fudosan Co. Ltd.	7,000	156,446	21.1
Mitsui Mining & Smelting Co. Ltd.	2,700	64,661	8.7
Mizuho Financial Group, Inc.	7,500	89,448	12.1
MonotaRO Co. Ltd.	4,000	71,421	9.7
MS&AD Insurance Group Holdings, Inc.	40,400	1,310,226	177.1
Murata Manufacturing Co. Ltd.	8,000	467,286	63.2
Nagoya Railroad Co. Ltd.	8,800	141,857	19.2
Nankai Electric Railway Co. Ltd.	14,400	284,477	38.5
NEC Corp.	15,500	572,174	77.3
NET One Systems Co. Ltd.	1,700	39,592	5.3
Nichirei Corp.	12,200	217,689	29.4
Nihon Kohden Corp.	17,800	398,260	53.8
Nihon M&A Center Holdings, Inc.	8,500	113,747	15.4
Nikon Corp.	16,500	190,023	25.7
Nippon Express Holdings, Inc.	2,800	167,315	22.6
Nippon Telegraph & Telephone Corp.	22,700	648,433	87.7
Nippon Television Holdings, Inc.	121,200	1,128,902	152.6
Nipro Corp.	16,800	147,330	19.9
Nissin Foods Holdings Co. Ltd.	3,000	217,278	29.4
Nitori Holdings Co. Ltd.	1,200	126,958	17.2
Nitto Denko Corp.	4,200	270,460	36.6
NOK Corp.	22,900	205,632	27.8

59

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nomura Research Institute Ltd.	5,000	$150,222	20.3%
NSK Ltd.	52,400	293,445	39.7
NTT Data Corp.	6,600	99,891	13.5
Obayashi Corp.	181,700	1,336,301	180.6
OBIC Business Consultants Co. Ltd.	2,500	85,287	11.5
Obic Co. Ltd.	1,100	175,857	23.8
Odakyu Electric Railway Co. Ltd.	5,000	71,712	9.7
Omron Corp.	23,500	1,314,308	177.7
Oriental Land Co. Ltd.	1,000	151,829	20.5
Otsuka Corp.	9,200	286,908	38.8
PALTAC Corp.	2,200	68,967	9.3
Panasonic Holdings Corp.	29,900	246,858	33.4
Penta-Ocean Construction Co. Ltd.	27,300	150,053	20.3
PeptiDream, Inc.	8,000	100,177	13.5
Pigeon Corp.	14,800	215,605	29.1
Pola Orbis Holdings, Inc.	9,400	115,221	15.6
Rakus Co. Ltd.	1,700	24,050	3.2
Rakuten Group, Inc.	5,500	27,266	3.7
Resorttrust, Inc.	12,100	198,930	26.9
Ricoh Co. Ltd.	52,000	418,239	56.5
Rinnai Corp.	5,100	387,745	52.4
Rohm Co. Ltd.	3,800	282,000	38.1
Sankyu, Inc.	12,400	411,194	55.6
Santen Pharmaceutical Co. Ltd.	37,200	301,325	40.7
Sawai Group Holdings Co. Ltd.	3,600	116,784	15.8
SBI Holdings, Inc.	28,000	568,048	76.8
SCREEN Holdings Co. Ltd.	1,500	108,554	14.7
SCSK Corp.	9,200	162,014	21.9
Secom Co. Ltd.	2,300	153,617	20.8
Sega Sammy Holdings, Inc.	10,500	180,320	24.4
Seiko Epson Corp.	25,200	378,571	51.2
Seino Holdings Co. Ltd.	20,500	170,038	23.0
Sekisui Chemical Co. Ltd.	5,500	77,382	10.5
Sekisui House Ltd.	20,700	366,626	49.6
Sekisui House REIT, Inc.	245	153,464	20.7
SG Holdings Co. Ltd.	25,000	477,113	64.5
Shimizu Corp.	80,600	456,893	61.8
Shionogi & Co. Ltd.	3,300	169,262	22.9
SMS Co. Ltd.	1,000	24,040	3.2
SoftBank Corp.	20,200	233,558	31.6
Sohgo Security Services Co. Ltd.	900	25,222	3.4
Sojitz Corp.	4,500	68,385	9.2
Sompo Holdings, Inc.	2,000	89,262	12.1
Sotetsu Holdings Inc.	7,900	139,678	18.9
Square Enix Holdings Co. Ltd.	2,300	106,720	14.4
Sumitomo Chemical Co. Ltd.	280,900	1,103,917	149.2
Sumitomo Corp.	4,500	63,270	8.6
Sumitomo Dainippon Pharma Co. Ltd.	4,300	33,675	4.5
Sumitomo Forestry Co. Ltd.	7,700	119,554	16.2
Sumitomo Mitsui Financial Group, Inc.	43,300	1,358,412	183.6
Sumitomo Mitsui Trust Holdings, Inc.	1,700	55,844	7.5
Sumitomo Rubber Industries Ltd.	8,800	79,344	10.7
Sundrug Co. Ltd.	13,100	307,289	41.5
Suntory Beverage & Food Ltd.	32,300	1,274,475	172.3
Sysmex Corp.	900	63,011	8.5
Taiheiyo Cement Corp.	28,100	421,586	57.0
Taisei Corp.	37,200	1,186,933	160.4
Takara Bio, Inc.	8,500	137,369	18.6
Takashimaya Co. Ltd.	11,500	123,542	16.7
TBS Holdings, Inc.	1,200	15,367	2.1
Teijin Ltd.	4,600	48,741	6.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Terumo Corp.	14,500	$495,082	66.9%
Tohoku Electric Power Co., Inc.	7,600	42,078	5.7
Tokio Marine Holdings, Inc.	6,000	351,240	47.5
Tokyo Century Corp.	900	31,829	4.3
Tokyo Electron Ltd.	500	172,097	23.3
Tosoh Corp.	15,500	202,046	27.3
TOTO Ltd.	700	23,843	3.2
Toyota Tsusho Corp.	8,200	279,861	37.8
Trend Micro, Inc.	18,800	1,092,547	147.7
TS Tech Co. Ltd.	7,000	79,820	10.8
Tsumura & Co.	3,300	77,427	10.5
Tsuruha Holdings, Inc.	9,000	512,761	69.3
Ulvac, Inc.	1,100	41,538	5.6
Unicharm Corp.	17,200	623,023	84.2
Yakult Honsha Co. Ltd.	2,200	133,979	18.1
Yamada Holdings Co. Ltd.	124,500	449,492	60.8
Yamaguchi Financial Group, Inc.	19,400	109,821	14.8
Yamaha Corp.	14,100	601,422	81.3
Yamaha Motor Co. Ltd.	2,000	38,365	5.2
Yaoko Co. Ltd.	7,600	369,601	50.0
Yaskawa Electric Corp.	3,100	108,574	14.7
Z Holdings Corp.	170,700	603,295	81.5
Zenkoku Hosho Co. Ltd.	500	17,011	2.3
Zensho Holdings Co. Ltd.	4,400	116,490	15.7
ZOZO, Inc.	4,300	92,887	12.6

		61,259,335

Jordan
Hikma Pharmaceuticals PLC	36,928	780,547	105.5

Luxembourg
APERAM SA	677	22,073	3.0
Aroundtown SA	34,507	110,665	14.9
RTL Group SA	6,930	272,220	36.8

		404,958

Macau
Wynn Macau Ltd.	59,600	39,194	5.3

Netherlands
ABN AMRO Bank NV	28,373	289,345	39.1
ASR Nederland NV	3,132	130,910	17.7
CTP NV	1,615	20,768	2.8
Heineken NV	4,252	419,191	56.7
IMCD NV	2,339	374,588	50.6
ING Groep NV	25,656	249,218	33.7
JDE Peet’s NV	1,759	51,015	6.9
Koninklijke Vopak NV	14,766	342,705	46.3
OCI NV	7,103	246,592	33.3
PostNL NV	74,624	196,284	26.5
Prosus NV	3,815	248,871	33.7
Randstad NV	4,145	209,501	28.3
Shop Apotheke Europe NV	179	17,382	2.4
Signify NV	973	31,601	4.3
Wolters Kluwer NV	5,682	617,078	83.4

		3,445,049

New Zealand
a2 Milk Co. Ltd.	59,369	189,181	25.6
Air New Zealand Ltd.	85,618	32,968	4.5
Fisher & Paykel Healthcare Corp. Ltd.	8,596	114,951	15.5
Infratil Ltd.	62,942	332,347	44.9

		669,447

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway
Adevinta ASA	2,819	$21,437	2.9%
Aker BP ASA	10,914	379,202	51.3
Equinor ASA	13,081	503,669	68.1
Golden Ocean Group Ltd.	2,453	27,084	3.7
Leroy Seafood Group ASA	2,373	18,642	2.5
Telenor ASA	49,621	602,605	81.5
Var Energi ASA	46,050	184,463	24.9
Yara International ASA	9,779	416,755	56.3

		2,153,857

Portugal
EDP - Energias de Portugal SA	287,264	1,453,241	196.4

Singapore
ComfortDelGro Corp. Ltd.	139,000	143,010	19.3
Jardine Cycle & Carriage Ltd.	8,600	174,555	23.6
Keppel Corp. Ltd.	44,200	220,831	29.9
NetLink NBN Trust	297,600	206,816	28.0
Oversea-Chinese Banking Corp. Ltd.	26,200	222,037	30.0
SATS Ltd.	75,200	216,790	29.3
SIA Engineering Co. Ltd.	66,800	117,234	15.8
Singapore Post Ltd.	815,400	375,509	50.8
StarHub Ltd.	83,100	75,244	10.2
United Overseas Bank Ltd.	3,800	75,815	10.2
Wing Tai Holdings Ltd.	8,000	9,791	1.3

		1,837,632

Spain
CaixaBank SA	13,496	40,525	5.5
Cellnex Telecom SA	4,140	185,178	25.0
Corp. ACCIONA Energias Renovables SA	1,898	83,183	11.2
Ferrovial SA	114	3,053	0.4
Iberdrola SA	26,332	281,186	38.0
Iberdrola SA	731	7,797	1.1
Inmobiliaria Colonial Socimi SA	31,308	207,430	28.0
Merlin Properties Socimi SA	29,350	314,802	42.6
Naturgy Energy Group SA	2,234	65,528	8.9
Solaria Energia y Medio Ambiente SA	13,289	306,412	41.4

		1,495,094

Sweden
Alfa Laval AB	6,463	193,255	26.1
Atlas Copco AB, B Shares	24,458	254,062	34.4
Avanza Bank Holding AB	5,954	114,886	15.5
Boliden AB	740	24,730	3.4
Castellum AB	662	10,613	1.4
Elekta AB	19,091	137,885	18.6
Epiroc AB, Class A	9,479	167,605	22.7
Epiroc AB, Class B	12,981	206,185	27.9
Essity AB, Class B	12,237	311,494	42.1
Hexagon AB, B Shares	18,413	216,805	29.3
Holmen AB, B Shares	4,343	178,462	24.1
Industrivarden AB, A Shares	7,937	207,092	28.0
Industrivarden AB, C Shares	16,933	436,876	59.1
Indutrade AB	27,363	643,128	86.9
Investment AB Latour, B Shares	7,717	192,009	26.0
Kinnevik AB, Class B	4,878	87,862	11.9
Lifco AB, B Shares	5,165	100,542	13.6
Saab AB, Class B	10,720	387,781	52.4
Skanska AB, B Shares	23,499	400,892	54.2
SSAB AB	29,339	141,982	19.2

Security	Shares	Value	% of Basket Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	43,885	$333,800	45.1%
Thule Group AB	1,486	43,141	5.8
Vitrolife AB	843	27,503	3.7

		4,818,590

Switzerland
ABB Ltd.	6,031	183,340	24.8
Banque Cantonale Vaudoise	1,194	111,174	15.0
Barry Callebaut AG	155	343,428	46.4
BKW AG	2,489	283,168	38.3
Chocoladefabriken Lindt & Spruengli AG	63	696,696	94.2
DKSH Holding AG	2,353	193,413	26.1
Dufry AG	7,415	279,188	37.7
Emmi AG	71	70,642	9.6
EMS-Chemie Holding AG	207	164,376	22.2
Flughafen Zurich AG	716	119,068	16.1
Givaudan SA	144	503,360	68.0
Idorsia Ltd.	16,849	206,048	27.9
Logitech International SA	14,446	812,763	109.9
Roche Holding AG	1,007	410,518	55.5
SIG Combibloc Group AG	14,149	369,123	49.9
Sika AG	5,366	1,325,871	179.2
Swiss Prime Site AG	1,194	108,730	14.7
Swiss Re AG	660	49,524	6.7
Swisscom AG	740	400,072	54.1
Temenos AG	193	15,319	2.1
VAT Group AG	1,345	391,626	52.9

		7,037,447

United Kingdom
Admiral Group PLC	2,280	53,287	7.2
Atlantica Sustainable Infrastructure PLC	22,883	816,008	110.3
Atotech Ltd.	5,968	135,354	18.3
Auto Trader Group PLC	34,774	268,091	36.2
AVEVA Group PLC	1,330	38,478	5.2
Barratt Developments PLC	22,054	135,228	18.3
Beazley PLC	3,118	20,651	2.8
British American Tobacco PLC	14,336	561,736	75.9
Centrica PLC	201,113	215,492	29.1
Clarivate PLC	5,249	76,058	10.3
Coca-Cola Europacific Partners PLC	10,414	563,606	76.2
ConvaTec Group PLC	48,194	134,388	18.2
Croda International PLC	13,355	1,221,315	165.1
Dechra Pharmaceuticals PLC	3,452	155,349	21.0
Diageo PLC	17,926	849,188	114.8
Direct Line Insurance Group PLC	91,094	228,605	30.9
Drax Group PLC	21,810	209,217	28.3
Endeavour Mining PLC	9,881	194,912	26.3
GSK PLC	6,098	128,112	17.3
Haleon PLC	7,622	27,085	3.7
Halma PLC	10,525	296,414	40.1
Hammerson PLC	45	14	0.0
Hargreaves Lansdown PLC	62,579	647,866	87.6
IG Group Holdings PLC	8,165	79,219	10.7
IMI PLC	973	15,888	2.1
Imperial Brands PLC	9,871	216,731	29.3
InterContinental Hotels Group PLC	7,004	415,163	56.1
Intertek Group PLC	1,028	54,942	7.4
J Sainsbury PLC	52,573	141,819	19.2
Janus Henderson Group PLC	12,735	328,181	44.4
Kingfisher PLC	77,040	243,745	32.9

61

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Liberty Global PLC, Class A	13,601	$295,958	40.0%
Liberty Global PLC, Class C	5,587	127,886	17.3
LivaNova PLC	2,380	151,535	20.5
Mondi PLC	1,466	27,821	3.7
Moneysupermarket.com Group PLC	3	7	0.0
Natwest Group PLC	65,268	198,236	26.8
Nomad Foods Ltd.	42,127	776,822	105.0
Pennon Group PLC	9,361	114,583	15.5
Phoenix Group Holdings PLC	14,944	117,738	15.9
Reckitt Benckiser Group PLC	7,816	633,993	85.7
Renishaw PLC	372	19,749	2.7
Rentokil Initial PLC	3,823	25,243	3.4
RS GROUP PLC	4,156	52,468	7.1
Sage Group PLC	31,159	268,532	36.3
Schroders PLC	4,587	166,378	22.5
Segro PLC	16,462	220,228	29.8
Spectris PLC	81	3,081	0.4
Spirax-Sarco Engineering PLC	5,420	790,826	106.9
SSE PLC	30,610	661,127	89.4
SSP Group PLC	85,682	266,447	36.0
St. James’s Place PLC	48,393	726,914	98.3
Tate & Lyle PLC	95,122	931,849	126.0
THG PLC	39,212	32,697	4.4
Travis Perkins PLC	10,502	134,789	18.2
Tritax Big Box REIT PLC	184,748	444,488	60.1
Unilever PLC	603	29,379	4.0
Weir Group PLC	15,271	312,273	42.2

		16,003,189

United States
3M Co.	178	25,497	3.4
Abbott Laboratories	1,259	137,030	18.5
ABIOMED, Inc.	7,275	2,131,648	288.1
Adobe, Inc.	2,814	1,154,078	156.0
Advance Auto Parts, Inc.	1,706	330,316	44.7
Affiliated Managers Group, Inc.	187	23,633	3.2
Aflac, Inc.	8,666	496,562	67.1
AGCO Corp.	123	13,397	1.8
Agilent Technologies, Inc.	3,441	461,438	62.4
AGNC Investment Corp.	110,410	1,392,270	188.2
Agree Realty Corp.	860	68,447	9.3
Airbnb, Inc., Class A	706	78,352	10.6
Alaska Air Group, Inc.	4,010	177,763	24.0
Albemarle Corp.	155	36,630	5.0
Albertsons Cos., Inc., Class A	4,854	130,330	17.6
Align Technology, Inc.	1,383	388,582	52.5
Alliant Energy Corp.	6,771	412,557	55.8
Allstate Corp.	8,489	992,958	134.2
Ally Financial, Inc.	10,111	334,371	45.2
Alphabet, Inc., Class A	10,114	1,176,460	159.0
Altria Group, Inc.	45,535	1,997,165	270.0
Amazon.com, Inc.	1,207	162,885	22.0
Ambarella, Inc.	896	77,549	10.5
AMC Entertainment Holdings, Inc., Class A	70,526	1,026,859	138.8
Amcor PLC	40,691	526,948	71.2
Amedisys, Inc.	4,665	559,100	75.6
Ameren Corp.	6,610	615,523	83.2
American Airlines Group, Inc.	16,673	228,587	30.9
American Electric Power Co., Inc.	2,414	237,924	32.2
American Financial Group, Inc.	2,207	295,032	39.9
American Homes 4 Rent, Class A	25,656	971,849	131.4

Security	Shares	Value	% of Basket Value

United States (continued)
American International Group, Inc.	11,137	$576,562	77.9%
American Water Works Co., Inc.	333	51,762	7.0
AmerisourceBergen Corp.	3,579	522,283	70.6
Amgen, Inc.	225	55,681	7.5
AMN Healthcare Services, Inc.	7,882	886,252	119.8
Amphenol Corp., Class A	134	10,335	1.4
Analog Devices, Inc.	385	66,205	9.0
Annaly Capital Management, Inc.	89,793	617,776	83.5
ANSYS, Inc.	2,682	748,251	101.1
Antero Midstream Corp.	30,186	303,671	41.1
Antero Resources Corp.	356	14,112	1.9
Aon PLC, Class A	2,616	761,361	102.9
APA Corp.	4,889	181,724	24.6
Apple, Inc.	8,741	1,420,500	192.0
Applied Materials, Inc.	643	68,145	9.2
AptarGroup, Inc.	6,957	749,686	101.3
Aptiv PLC	3,974	416,833	56.3
Arch Capital Group Ltd.	10,963	486,757	65.8
Arista Networks, Inc.	956	111,498	15.1
Arthur J Gallagher & Co.	2,104	376,595	50.9
Asbury Automotive Group, Inc.	2,911	499,644	67.5
ASGN, Inc.	7,629	791,585	107.0
Atlassian Corp. PLC, Class A	448	93,775	12.7
Autodesk, Inc.	3,500	757,120	102.3
AutoNation, Inc.	2,313	274,646	37.1
AvalonBay Communities, Inc.	2,113	452,055	61.1
Avantor, Inc.	20,529	595,752	80.5
Avnet, Inc.	683	32,695	4.4
Axalta Coating Systems Ltd.	17,010	428,992	58.0
Axon Enterprise, Inc.	1,009	111,182	15.0
AZEK Co., Inc.	6,170	127,596	17.2
Azenta, Inc.	319	21,775	2.9
Baker Hughes Co.	22,482	577,563	78.1
Ball Corp.	6,997	513,720	69.4
Bank of America Corp.	26,140	883,793	119.5
Bank of New York Mellon Corp.	4,302	186,965	25.3
Bank OZK	7,088	284,229	38.4
Baxter International, Inc.	5,021	294,532	39.8
Becton Dickinson & Co.	9,779	2,389,107	323.0
Biogen, Inc.	511	109,896	14.9
BioMarin Pharmaceutical, Inc.	3,510	302,036	40.8
Bio-Rad Laboratories, Inc., Class A	919	517,636	70.0
BJ’s Wholesale Club Holdings, Inc.	3,364	227,743	30.8
Black Hills Corp.	4,963	383,144	51.8
Blackline, Inc.	1,879	118,790	16.1
Block, Inc.	1,799	136,832	18.5
Blueprint Medicines Corp.	6,557	334,800	45.3
Boeing Co.	430	68,503	9.3
Booking Holdings, Inc.	140	270,997	36.6
Booz Allen Hamilton Holding Corp.	23,550	2,260,329	305.5
BorgWarner, Inc.	4,040	155,378	21.0
Boston Beer Co., Inc., Class A	825	313,855	42.4
Boston Scientific Corp.	24,503	1,005,848	136.0
Box, Inc., Class A	1,436	40,840	5.5
Boyd Gaming Corp.	2,336	129,671	17.5
Brighthouse Financial, Inc.	27,083	1,175,944	159.0
Bristol-Myers Squibb Co.	4,361	321,755	43.5
Brixmor Property Group, Inc.	16,706	387,245	52.3
Broadridge Financial Solutions, Inc.	2,054	329,770	44.6
Builders FirstSource, Inc.	1,656	112,608	15.2
CACI International, Inc., Class A	4,453	1,346,097	182.0

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Callaway Golf Co.	3,478	$79,820	10.8%
Campbell Soup Co.	16,665	822,418	111.2
Capital One Financial Corp.	2,419	265,679	35.9
Capri Holdings Ltd.	8,658	421,471	57.0
Carlisle Cos., Inc.	3,652	1,081,357	146.2
Carrier Global Corp.	56,324	2,282,812	308.6
Cboe Global Markets, Inc.	3,250	400,985	54.2
CDW Corp.	1,677	304,426	41.2
Ceridian HCM Holding, Inc.	257	14,076	1.9
Charles River Laboratories International, Inc.	3,491	874,635	118.2
Charter Communications, Inc., Class A	614	265,309	35.9
Chemed Corp.	401	192,917	26.1
Cheniere Energy, Inc.	4,496	672,512	90.9
Chewy, Inc., Class A	1,185	45,990	6.2
Chipotle Mexican Grill, Inc.	1,362	2,130,468	288.0
Choice Hotels International, Inc.	394	47,623	6.4
Ciena Corp.	3,016	155,626	21.0
Cirrus Logic, Inc.	12,133	1,036,886	140.2
Clearway Energy, Inc., Class C	2,206	82,813	11.2
Clorox Co.	1,600	226,944	30.7
CMS Energy Corp.	11,701	804,210	108.7
CNX Resources Corp.	58,700	1,013,749	137.0
Coca-Cola Co.	14,939	958,636	129.6
Cognex Corp.	4,439	226,300	30.6
Cognizant Technology Solutions Corp., Class A	7,990	543,000	73.4
Colgate-Palmolive Co.	2,173	171,102	23.1
Commercial Metals Co.	4,790	189,780	25.7
Comstock Resources, Inc.	4,414	70,315	9.5
Conagra Brands, Inc.	9,250	316,443	42.8
ConocoPhillips	1,815	176,835	23.9
Consolidated Edison, Inc.	4,056	402,639	54.4
Constellation Energy Corp.	2,032	134,315	18.2
Cooper Cos., Inc.	200	65,400	8.8
Copart, Inc.	4,223	540,966	73.1
CoStar Group, Inc.	15,605	1,132,767	153.1
Costco Wholesale Corp.	852	461,188	62.3
Coterra Energy, Inc.	36,472	1,115,678	150.8
Coupa Software, Inc.	1,325	86,682	11.7
Crimson Wine Group Ltd.	1	8	0.0
Crocs, Inc.	15,690	1,124,032	151.9
Crowdstrike Holdings, Inc., Class A	619	113,648	15.4
Crown Castle International Corp.	3,072	554,988	75.0
Crown Holdings, Inc.	19,028	1,934,767	261.5
CubeSmart	4,763	218,479	29.5
Cummins, Inc.	1,842	407,653	55.1
Danaher Corp.	6,856	1,998,318	270.1
DexCom, Inc.	5,888	483,287	65.3
Dick’s Sporting Goods, Inc.	24,672	2,309,052	312.1
Digital Realty Trust, Inc.	3,098	410,330	55.5
DocuSign, Inc.	684	43,762	5.9
Dolby Laboratories, Inc., Class A	2,431	188,159	25.4
Dollar General Corp.	331	82,230	11.1
Dominion Energy, Inc.	3,690	302,506	40.9
Domino’s Pizza, Inc.	1,001	392,502	53.1
Donaldson Co., Inc.	4,166	226,672	30.6
DoorDash, Inc., Class A	3,776	263,376	35.6
Dr. Horton, Inc.	707	55,167	7.5
DT Midstream, Inc.	15,846	872,005	117.9
Duke Energy Corp.	5,325	585,377	79.1
DuPont de Nemours, Inc.	875	53,576	7.2
DXC Technology Co.	4,409	139,324	18.8
East West Bancorp, Inc.	1,260	90,443	12.2

Security	Shares	Value	% of Basket Value

United States (continued)
EastGroup Properties, Inc.	201	$34,279	4.6%
eBay, Inc.	5,569	270,820	36.6
Edison International	3,533	239,431	32.4
Edwards Lifesciences Corp.	6,914	695,134	94.0
Elanco Animal Health, Inc.	18,103	366,767	49.6
Elastic NV	535	42,741	5.8
Electronic Arts, Inc.	972	127,556	17.2
Eli Lilly & Co.	3,298	1,087,318	147.0
Entergy Corp.	4,369	503,003	68.0
EOG Resources, Inc.	6,889	766,195	103.6
EPAM Systems, Inc.	2,399	837,851	113.3
EQT Corp.	54,369	2,393,867	323.6
Equinix, Inc.	870	612,254	82.8
Equity LifeStyle Properties, Inc.	4,725	347,382	47.0
Equity Residential	15,797	1,238,327	167.4
Erie Indemnity Co., Class A	5,223	1,062,149	143.6
Essent Group Ltd.	2,336	97,551	13.2
Essential Utilities, Inc.	4,502	233,834	31.6
Essex Property Trust, Inc.	4,589	1,314,886	177.7
Etsy, Inc.	6,902	715,875	96.8
Everest Re Group Ltd.	2,317	605,548	81.9
Eversource Energy	682	60,166	8.1
Exelixis, Inc.	12,358	258,529	34.9
Expedia Group, Inc.	2,961	314,014	42.4
F5, Inc.	1,402	234,639	31.7
Fair Isaac Corp.	279	128,906	17.4
Fidelity National Financial, Inc.	26,176	1,045,993	141.4
First American Financial Corp.	6,767	392,486	53.1
First Industrial Realty Trust, Inc.	18,229	946,997	128.0
First Interstate BancSystem, Inc., Class A	39,487	1,610,280	217.7
Flex Ltd.	8,806	147,941	20.0
Floor & Decor Holdings, Inc., Class A	452	36,418	4.9
Flowers Foods, Inc.	60,800	1,727,328	233.5
Fluor Corp.	10,789	274,148	37.1
Fortinet, Inc.	2,397	142,981	19.3
Fortive Corp.	9,345	602,285	81.4
Fortune Brands Home & Security, Inc.	941	65,569	8.9
Fox Corp., Class A	52,519	1,738,904	235.1
GameStop Corp., Class A	4,234	143,998	19.5
Gaming & Leisure Properties, Inc.	10,238	532,274	72.0
Gap, Inc.	51,116	491,736	66.5
Garmin Ltd.	12,795	1,249,048	168.8
Gartner, Inc.	511	135,660	18.3
Generac Holdings, Inc.	174	46,684	6.3
General Dynamics Corp.	12,240	2,774,441	375.0
Gentex Corp.	7,274	205,272	27.7
Gilead Sciences, Inc.	875	52,281	7.1
Global Payments, Inc.	1,939	237,178	32.1
Globus Medical, Inc., Class A	9,950	583,965	78.9
Goodyear Tire & Rubber Co.	4,154	51,011	6.9
Grocery Outlet Holding Corp.	7,016	299,724	40.5
Guidewire Software, Inc.	6,695	520,335	70.3
Halozyme Therapeutics, Inc.	4,366	213,497	28.9
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,290	118,736	16.1
Harley-Davidson, Inc.	21,018	794,691	107.4
Hartford Financial Services Group, Inc.	12,265	790,725	106.9
Healthcare Realty Trust, Inc.	19,316	507,045	68.5
HEICO Corp.	2,055	324,094	43.8
HEICO Corp., Class A	15,058	1,922,605	259.9
Helmerich & Payne, Inc.	2,696	124,825	16.9
Herc Holdings, Inc.	5,474	678,885	91.8

63

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Hewlett Packard Enterprise Co.	12,726	$181,218	24.5%
Hexcel Corp.	6,869	415,643	56.2
HF Sinclair Corp.	4,577	218,872	29.6
Hilton Worldwide Holdings, Inc.	13,543	1,734,452	234.5
Hologic, Inc.	5,541	395,517	53.5
Home Depot, Inc.	2,098	631,372	85.3
Horizon Therapeutics PLC	1,329	110,267	14.9
Hormel Foods Corp.	12,384	611,027	82.6
Houlihan Lokey, Inc.	149	12,599	1.7
HubSpot, Inc.	1,441	443,828	60.0
Huntsman Corp.	19,699	570,483	77.1
Hyatt Hotels Corp., Class A	1,169	96,735	13.1
IDACORP, Inc.	2,683	299,745	40.5
IDEXX Laboratories, Inc.	1,467	585,597	79.2
Illinois Tool Works, Inc.	3,788	786,995	106.4
Illumina, Inc.	4,680	1,014,062	137.1
Inari Medical, Inc.	849	65,865	8.9
Incyte Corp.	5,646	438,581	59.3
Integra LifeSciences Holdings Corp.	10,323	568,178	76.8
Intel Corp.	11,564	419,889	56.8
Interactive Brokers Group, Inc., Class A	6,043	354,664	47.9
Intercontinental Exchange, Inc.	11,044	1,126,378	152.3
International Game Technology PLC	26,297	498,328	67.4
Intuit, Inc.	1,225	558,808	75.5
Intuitive Surgical, Inc.	250	57,543	7.8
Invesco Ltd.	30,810	546,569	73.9
Invitation Homes, Inc.	35,738	1,394,854	188.6
Ionis Pharmaceuticals, Inc.	14,517	545,259	73.7
IPG Photonics Corp.	147	15,667	2.1
Iridium Communications, Inc.	18,190	813,275	109.9
Iron Mountain, Inc.	17,483	847,751	114.6
J M Smucker Co.	132	17,466	2.4
Jacobs Engineering Group, Inc.	8,676	1,191,215	161.0
JB Hunt Transport Services, Inc.	707	129,572	17.5
Jefferies Financial Group, Inc.	628	20,454	2.8
JetBlue Airways Corp.	20,936	176,281	23.8
Johnson Controls International PLC	7,379	397,802	53.8
Jones Lang LaSalle, Inc.	9,309	1,774,947	239.9
Juniper Networks, Inc.	11,016	308,778	41.7
KeyCorp.	7,372	134,908	18.2
Keysight Technologies, Inc.	8,687	1,412,506	190.9
Kinder Morgan, Inc.	50,716	912,381	123.3
KLA Corp.	1,091	418,442	56.6
Knight-Swift Transportation Holdings, Inc.	3,262	179,247	24.2
Kraft Heinz Co.	12,367	455,477	61.6
Laboratory Corp. of America Holdings	2,262	593,074	80.2
Lamar Advertising Co., Class A	3,037	306,919	41.5
Lear Corp.	4,340	655,948	88.7
Leidos Holdings, Inc.	1,606	171,842	23.2
Lennar Corp., Class A	5,534	470,390	63.6
Leslie’s, Inc.	22,274	337,674	45.6
Levi Strauss & Co., Class A	5,613	106,198	14.4
Liberty Latin America Ltd., Class A	2	15	0.0
Liberty Media Corp.-Liberty Formula One, Class C	246	16,671	2.3
Liberty Media Corp.-Liberty SiriusXM, Class C	4,127	164,337	22.2
Life Storage, Inc.	145	18,254	2.5
Lincoln National Corp.	18,900	970,326	131.2
Lithia Motors, Inc.	637	168,983	22.8
Livent Corp.	5,813	144,686	19.6
LKQ Corp.	5,574	305,678	41.3
Lockheed Martin Corp.	1,398	578,506	78.2
Lowe’s Cos., Inc.	5,207	997,297	134.8

Security	Shares	Value	% of Basket Value

United States (continued)
LPL Financial Holdings, Inc.	190	$39,885	5.4%
Lumen Technologies, Inc.	42,273	460,353	62.2
MACOM Technology Solutions Holdings, Inc., Class H	13,327	772,166	104.4
Macy’s, Inc.	12,237	215,983	29.2
Manhattan Associates, Inc.	3,822	537,641	72.7
ManpowerGroup, Inc.	11,297	885,798	119.7
MarketAxess Holdings, Inc.	6,006	1,626,305	219.8
Marriott International, Inc., Class A	3,002	476,778	64.5
Marsh & McLennan Cos., Inc.	1,791	293,652	39.7
Martin Marietta Materials, Inc.	3,655	1,286,852	174.0
Marvell Technology, Inc.	4,937	274,892	37.2
Masco Corp.	3,566	197,485	26.7
Masimo Corp.	7,688	1,111,531	150.3
MasTec, Inc.	3,374	266,310	36.0
Match Group, Inc.	120	8,797	1.2
Mattel, Inc.	5,647	131,010	17.7
MaxLinear, Inc.	4,292	173,440	23.4
McCormick & Co., Inc.	8,143	711,291	96.2
McDonald’s Corp.	1,777	468,008	63.3
Medical Properties Trust, Inc.	57,969	999,386	135.1
Meta Platforms, Inc., Class A	3,019	480,323	64.9
Mettler-Toledo International, Inc.	713	962,357	130.1
MGIC Investment Corp.	39,834	563,253	76.1
Microsoft Corp.	6,861	1,926,157	260.4
Mid-America Apartment Communities, Inc.	4,431	822,970	111.2
MKS Instruments, Inc.	845	99,879	13.5
MongoDB, Inc.	716	223,729	30.2
Monolithic Power Systems, Inc.	307	142,669	19.3
Moody’s Corp.	3,219	998,695	135.0
Morningstar, Inc.	941	240,284	32.5
MSCI, Inc.	4,661	2,243,526	303.3
Murphy Oil Corp.	6,102	214,424	29.0
Murphy USA, Inc.	510	145,024	19.6
National Storage Affiliates Trust	7,141	391,612	52.9
Netflix, Inc.	5,089	1,144,516	154.7
Neurocrine Biosciences, Inc.	4,762	448,247	60.6
New Relic, Inc.	3,636	220,596	29.8
New York Community Bancorp, Inc.	89,349	948,886	128.3
New York Times Co., Class A	1,255	40,097	5.4
Newell Brands, Inc.	5,304	107,194	14.5
Newmont Corp.	3,169	143,492	19.4
Northrop Grumman Corp.	1,004	480,816	65.0
NOV, Inc.	8,457	157,385	21.3
Novocure Ltd.	241	16,386	2.2
Nutanix, Inc., Class A	1,876	28,384	3.8
NVIDIA Corp.	97	17,618	2.4
NVR, Inc.	42	184,510	24.9
Old Dominion Freight Line, Inc.	1,384	420,058	56.8
Old National Bancorp	42,954	747,829	101.1
Omega Healthcare Investors, Inc.	19,770	612,870	82.8
ONEOK, Inc.	3,299	197,082	26.6
Organon & Co.	2,952	93,637	12.7
Ormat Technologies, Inc.	8,230	712,224	96.3
Otis Worldwide Corp.	10,885	850,880	115.0
Outfront Media, Inc.	24,059	444,129	60.0
Ovintiv, Inc.	8,255	420,953	56.9
Packaging Corp. of America	911	128,096	17.3
PacWest Bancorp	8,358	234,275	31.7
Palo Alto Networks, Inc.	90	44,919	6.1
Papa John’s International, Inc.	4,680	448,765	60.7
Paramount Global, Class B	9,375	221,719	30.0

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Park Hotels & Resorts, Inc.	25,158	$392,213	53.0%
Patterson-UTI Energy, Inc.	9,040	149,612	20.2
Paycom Software, Inc.	545	180,117	24.3
Paylocity Holding Corp.	2,478	510,295	69.0
PayPal Holdings, Inc.	5,866	507,585	68.6
Penn National Gaming, Inc.	2,734	94,460	12.8
Penske Automotive Group, Inc.	4,939	565,466	76.4
Pentair PLC	8,636	422,214	57.1
Penumbra, Inc.	4,630	645,329	87.2
Perrigo Co. PLC	4,601	192,644	26.0
Petco Health & Wellness Co., Inc.	11,632	161,917	21.9
Physicians Realty Trust	3,298	58,605	7.9
Pilgrim’s Pride Corp.	910	28,547	3.9
Planet Fitness, Inc., Class A	8,719	687,144	92.9
PNC Financial Services Group, Inc.	436	72,350	9.8
Polaris, Inc.	3,189	374,006	50.6
Portland General Electric Co.	4,532	232,673	31.5
Power Integrations, Inc.	4,016	341,400	46.2
Progressive Corp.	584	67,195	9.1
Prologis, Inc.	9,078	1,203,380	162.7
PTC, Inc.	653	80,567	10.9
Public Storage	2,590	845,402	114.3
PulteGroup, Inc.	15,573	679,294	91.8
Qorvo, Inc.	10,443	1,086,803	146.9
Qualys, Inc.	4,124	504,448	68.2
QuidelOrtho Corp.	2,262	230,814	31.2
Radian Group, Inc.	14,416	322,486	43.6
Ralph Lauren Corp.	5,722	564,361	76.3
Range Resources Corp.	13,654	451,538	61.0
Realty Income Corp.	6,345	469,467	63.5
Regency Centers Corp.	10,391	669,492	90.5
Regeneron Pharmaceuticals, Inc.	44	25,594	3.5
Reinsurance Group of America, Inc.	9,343	1,081,733	146.2
Reliance Steel & Aluminum Co.	9,221	1,754,295	237.1
Repligen Corp.	2,678	571,378	77.2
ResMed, Inc.	4,080	981,322	132.7
Rexford Industrial Realty, Inc.	2,946	192,698	26.0
RingCentral, Inc., Class A	5,393	266,900	36.1
ROBLOX Corp., Class A	22,580	969,359	131.0
Royal Caribbean Cruises Ltd.	3,593	139,085	18.8
Royal Gold, Inc.	5,558	582,312	78.7
Saia, Inc.	260	61,841	8.4
Salesforce, Inc.	926	170,403	23.0
Sarepta Therapeutics, Inc.	1,311	121,857	16.5
SBA Communications Corp.	6,623	2,223,937	300.6
Schlumberger NV	15,242	564,411	76.3
Science Applications International Corp.	2,862	277,242	37.5
Seagen, Inc.	3,502	630,290	85.2
Sealed Air Corp.	2,430	148,522	20.1
Semtech Corp.	22,801	1,421,186	192.1
Service Corp. International	6,452	480,416	64.9
ServiceNow, Inc.	1,789	799,075	108.0
Silicon Laboratories, Inc.	5,799	855,237	115.6
Sirius XM Holdings, Inc.	40,278	269,057	36.4
SiteOne Landscape Supply, Inc.	6,273	874,017	118.1
Skyworks Solutions, Inc.	5,728	623,665	84.3
SM Energy Co.	6,089	251,354	34.0
Snap, Inc., Class A	36,525	360,867	48.8
Snap-on, Inc.	3,178	712,031	96.3
Southwest Gas Holdings, Inc.	1,239	107,743	14.6
Splunk, Inc.	806	83,751	11.3
Stifel Financial Corp.	8,324	497,858	67.3

Security	Shares	Value	% of Basket Value

United States (continued)
Sun Communities, Inc.	5,198	$852,264	115.2%
Syneos Health, Inc.	1,459	115,465	15.6
Synopsys, Inc.	127	46,673	6.3
Take-Two Interactive Software, Inc.	5,134	681,436	92.1
Tandem Diabetes Care, Inc.	1,795	118,847	16.1
Teleflex, Inc.	5,840	1,404,286	189.8
Tempur Sealy International, Inc.	1,406	38,637	5.2
Tenable Holdings, Inc.	824	31,848	4.3
Teradyne, Inc.	7,381	744,669	100.7
Tesla, Inc.	873	778,236	105.2
Texas Instruments, Inc.	965	172,629	23.3
Texas Roadhouse, Inc.	4,946	431,390	58.3
Textron, Inc.	39,743	2,608,731	352.6
Timken Co.	5,843	382,015	51.6
Toll Brothers, Inc.	10,809	531,587	71.9
TopBuild Corp.	634	134,230	18.1
Tractor Supply Co.	17	3,255	0.4
TransDigm Group, Inc.	2,519	1,567,674	211.9
Travel & Leisure Co.	47,397	2,043,285	276.2
Trex Co., Inc.	3,866	249,434	33.7
TripAdvisor, Inc.	7,868	149,571	20.2
Tyler Technologies, Inc.	1,886	752,514	101.7
UDR, Inc.	24,265	1,174,426	158.8
Ultragenyx Pharmaceutical, Inc.	8,240	439,027	59.3
United Therapeutics Corp.	2,283	527,533	71.3
Universal Display Corp.	672	77,589	10.5
Upstart Holdings, Inc.	9,416	229,091	31.0
Valaris Ltd.	7,876	395,218	53.4
Valvoline, Inc.	2,984	96,144	13.0
Varonis Systems, Inc.	5,341	135,822	18.4
Veeva Systems, Inc., Class A	5,349	1,195,929	161.7
Verisk Analytics, Inc.	2,013	382,973	51.8
Vertex Pharmaceuticals, Inc.	919	257,697	34.8
Vertiv Holdings Co.	14,173	161,856	21.9
Viatris, Inc.	123,179	1,193,605	161.3
VICI Properties, Inc.	48,689	1,664,677	225.0
Virtu Financial, Inc., Class A	3,188	74,376	10.1
Visa, Inc., Class A	5,752	1,220,057	164.9
Vistra Corp.	6,009	155,333	21.0
Vulcan Materials Co.	874	144,498	19.5
Walmart, Inc.	971	128,221	17.3
Waste Connections, Inc.	877	116,965	15.8
Waste Management, Inc.	44	7,241	1.0
Waters Corp.	1,047	381,139	51.5
Watsco, Inc.	472	129,304	17.5
Wells Fargo & Co.	10,938	479,850	64.9
Welltower, Inc.	1,292	111,551	15.1
Westinghouse Air Brake Technologies Corp.	4,222	394,630	53.3
Westrock Co.	15,271	646,880	87.4
WeWork, Inc., Class A	8,690	41,451	5.6
Whirlpool Corp.	900	155,583	21.0
Williams Cos., Inc.	55,298	1,885,109	254.8
Willis Towers Watson PLC	3,573	739,397	99.9
Wintrust Financial Corp.	6,078	522,951	70.7
Workday, Inc., Class A	3,936	610,474	82.5
World Wrestling Entertainment, Inc., Class A	8,473	587,264	79.4
WP Carey, Inc.	1,336	119,305	16.1
Xcel Energy, Inc.	2,708	198,171	26.8
XPO Logistics, Inc.	1,893	113,088	15.3
Xylem, Inc.	2,287	210,473	28.5
Yum! Brands, Inc.	3,422	419,332	56.7
Zebra Technologies Corp., Class A	771	275,779	37.3

65

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zoetis, Inc.	3,677	$671,236	90.7%
Zoom Video Communications, Inc., Class A	2,081	216,133	29.2
Zscaler, Inc.	1,216	188,553	25.5

		236,647,857

Preferred Stocks

Germany
Fuchs Petrolub SE, Preference Shares	5,585	167,344	22.6

Warrants

Australia
Magellan Financial Group Ltd.	1,580	927	0.2

Total Reference Entity — Long		419,926,492

Reference Entity — Short

Common Stocks

Australia
Adbri Ltd.	(206,705)	(368,620)	(49.8)
Allkem Ltd.	(59,348)	(478,724)	(64.7)
ALS Ltd.	(125,934)	(1,034,351)	(139.8)
AMP Ltd.	(223,834)	(171,414)	(23.2)
Ampol Ltd.	(29,531)	(699,634)	(94.6)
Ansell Ltd.	(8,718)	(160,059)	(21.6)
APA Group	(111,842)	(917,032)	(124.0)
Appen Ltd.	(6,505)	(26,672)	(3.6)
ASX Ltd.	(1,784)	(110,884)	(15.0)
Atlas Arteria Ltd.	(2,165)	(11,780)	(1.6)
Australia & New Zealand Banking Group Ltd.	(10,710)	(164,780)	(22.3)
Beach Energy Ltd.	(523,179)	(674,231)	(91.1)
Bendigo & Adelaide Bank Ltd.	(12,133)	(88,045)	(11.9)
BlueScope Steel Ltd.	(70,956)	(833,476)	(112.7)
Brambles Ltd.	(102,443)	(824,533)	(111.5)
Champion Iron Ltd.	(107,402)	(366,444)	(49.5)
Cleanaway Waste Management Ltd.	(917,646)	(1,767,836)	(239.0)
Cochlear Ltd.	(3,657)	(551,208)	(74.5)
CSL Ltd.	(3,941)	(802,455)	(108.5)
Downer EDI Ltd.	(128,468)	(500,146)	(67.6)
Endeavour Group Ltd.	(329,984)	(1,838,484)	(248.5)
Fortescue Metals Group Ltd.	(27,868)	(358,621)	(48.5)
Incitec Pivot Ltd.	(71,634)	(182,512)	(24.7)
Insurance Australia Group Ltd.	(298,618)	(939,620)	(127.0)
Lendlease Group.	(75,417)	(546,369)	(73.8)
Macquarie Group Ltd.	(2,769)	(354,386)	(47.9)
Newcrest Mining Ltd.	(2,318)	(31,117)	(4.2)
Newcrest Mining Ltd.	(5,615)	(75,669)	(10.2)
NEXTDC Ltd.	(62,064)	(516,654)	(69.8)
Nickel Mines Ltd.	(24,561)	(18,862)	(2.5)
Northern Star Resources Ltd.	(370,537)	(2,036,334)	(275.3)
Nufarm Ltd.	(29,549)	(107,613)	(14.5)
Orica Ltd.	(43,037)	(510,084)	(68.9)
Origin Energy Ltd.	(109,920)	(461,484)	(62.4)
Qantas Airways Ltd.	(249,393)	(803,631)	(108.6)
QBE Insurance Group Ltd.	(42,700)	(345,260)	(46.7)
Qube Holdings Ltd.	(262,320)	(510,247)	(69.0)
Ramsay Health Care Ltd.	(16,123)	(796,505)	(107.7)
Reece Ltd.	(34,426)	(371,812)	(50.3)
Rio Tinto Ltd.	(651)	(45,104)	(6.1)
Santos Ltd.	(361,850)	(1,881,034)	(254.3)
Seven Group Holdings Ltd.	(34,842)	(431,687)	(58.3)
Sonic Healthcare Ltd.	(7,238)	(174,302)	(23.6)

Security	Shares	Value	% of Basket Value

Australia (continued)
Suncorp Group Ltd.	(221,904)	$(1,752,440)	(236.9)%
Tabcorp Holdings Ltd.	(167,652)	(116,950)	(15.8)
TPG Telecom Ltd.	(40,950)	(182,721)	(24.7)
Transurban Group	(146,080)	(1,493,184)	(201.8)
Vicinity Centres	(114,244)	(167,161)	(22.6)
Woodside Energy Group Ltd.	(1)	(23)	(0.0)
Woolworths Group Ltd.	(24,879)	(654,544)	(88.5)
Worley Ltd.	(49,610)	(500,679)	(67.7)

		(28,757,417)

Austria
ams-OSRAM AG	(12,260)	(101,201)	(13.7)
BAWAG Group AG	(2,984)	(137,770)	(18.6)
OMV AG	(9,274)	(394,979)	(53.4)
Telekom Austria AG	(1,641)	(10,147)	(1.4)
Voestalpine AG	(597)	(13,363)	(1.8)

		(657,460)

Belgium
Ageas SA	(2,989)	(130,456)	(17.6)
Groupe Bruxelles Lambert SA	(2,050)	(180,774)	(24.4)
Proximus SADP	(8,567)	(118,713)	(16.1)
Sofina SA	(2,652)	(621,070)	(84.0)
Telenet Group Holding NV	(27,021)	(432,154)	(58.4)
UCB SA	(2,793)	(218,241)	(29.5)

		(1,701,408)

Canada
Agnico Eagle Mines Ltd.	(9,495)	(408,258)	(55.2)
Allied Properties Real Estate Investment Trust	(12,038)	(321,220)	(43.4)
Aritzia, Inc.	(794)	(25,050)	(3.4)
Atco Ltd., Class I	(19,450)	(718,885)	(97.2)
Bank of Montreal	(7,510)	(748,684)	(101.2)
Barrick Gold Corp.	(21,957)	(346,017)	(46.8)
Cameco Corp.	(19,981)	(514,602)	(69.6)
Canadian Apartment Properties REIT	(9,342)	(353,895)	(47.8)
Canadian National Railway Co.	(3,941)	(499,276)	(67.5)
Canadian Natural Resources Ltd.	(14,468)	(798,901)	(108.0)
Canadian Solar, Inc.	(12,008)	(442,975)	(59.9)
Dream Industrial Real Estate Investment Trust	(36,208)	(356,835)	(48.2)
Empire Co. Ltd.	(5,671)	(172,094)	(23.3)
Finning International, Inc.	(16,908)	(369,704)	(50.0)
Fortis, Inc.	(26,700)	(1,261,242)	(170.5)
Gildan Activewear, Inc.	(8,306)	(243,430)	(32.9)
H&R Real Estate Investment Trust	(63,334)	(667,194)	(90.2)
Lightspeed Commerce, Inc.	(46,961)	(1,007,761)	(136.2)
Linamar Corp.	(1,051)	(47,915)	(6.5)
Loblaw Cos. Ltd.	(15,935)	(1,450,582)	(196.1)
Magna International, Inc.	(26,601)	(1,698,617)	(229.6)
Manulife Financial Corp.	(78,231)	(1,431,990)	(193.6)
Methanex Corp.	(9,227)	(343,270)	(46.4)
Metro, Inc.	(7,619)	(421,899)	(57.0)
Nutrien Ltd.	(11,328)	(969,720)	(131.1)
Nuvei Corp.	(564)	(19,714)	(2.7)
Open Text Corp.	(43,985)	(1,799,176)	(243.2)
Pan American Silver Corp.	(15,792)	(321,377)	(43.4)
Parkland Corp.	(11,128)	(312,232)	(42.2)
Quebecor, Inc., Class B	(7,930)	(176,181)	(23.8)
Restaurant Brands International, Inc.	(23,373)	(1,253,021)	(169.4)
Ritchie Bros Auctioneers, Inc.	(10,893)	(785,150)	(106.1)
Rogers Communications, Inc.	(23,019)	(1,058,239)	(143.0)
Royal Bank of Canada	(6,437)	(627,640)	(84.8)

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Shaw Communications, Inc.	(34,885)	$(943,670)	(127.6)%
SSR Mining, Inc.	(18,081)	(298,067)	(40.3)
Stelco Holdings, Inc.	(6,621)	(186,860)	(25.3)
Summit Industrial Income REIT	(11,961)	(174,014)	(23.5)
Sun Life Financial, Inc.	(26,872)	(1,247,752)	(168.7)
TFI International, Inc.	(312)	(31,162)	(4.2)
Thomson Reuters Corp.	(1,018)	(114,309)	(15.4)
Topicus.com, Inc.	(828)	(47,363)	(6.4)
Toromont Industries Ltd.	(6,317)	(532,028)	(71.9)
Tricon Residential, Inc.	(48,004)	(521,819)	(70.5)
West Fraser Timber Co. Ltd.	(14,814)	(1,386,944)	(187.5)

		(27,456,734)

Denmark
Ambu A/S	(3,482)	(39,588)	(5.3)
Bavarian Nordic A/S	(2,236)	(110,875)	(15.0)

		(150,463)

Finland
Elisa Oyj	(7,778)	(430,163)	(58.1)
Fortum OYJ	(27,592)	(309,701)	(41.9)
Huhtamaki OYJ	(6,710)	(261,546)	(35.3)
Kesko OYJ	(619)	(15,310)	(2.1)
Kojamo OYJ	(13,501)	(240,849)	(32.6)
Neste OYJ	(2,429)	(124,902)	(16.9)
Orion OYJ, Class B	(1,650)	(78,767)	(10.6)
QT Group OYJ	(134)	(10,835)	(1.5)

		(1,472,073)

France
Aeroports de Paris	(211)	(29,027)	(3.9)
Airbus SE	(12,387)	(1,335,587)	(180.5)
Alstom SA	(20,446)	(485,913)	(65.7)
BNP Paribas SA	(16,080)	(759,736)	(102.7)
Bollore SE, B Shares	(46,064)	(232,571)	(31.4)
Bureau Veritas SA	(6,634)	(182,970)	(24.7)
Capgemini SE	(8,567)	(1,634,042)	(220.9)
Cie Generale des Etablissements Michelin SCA	(33,854)	(947,390)	(128.1)
Constellium SE	(9,731)	(142,365)	(19.3)
Danone SA	(9,581)	(528,288)	(71.4)
EssilorLuxottica SA	(3,621)	(567,709)	(76.7)
Gaztransport Et Technigaz SA	(1,620)	(223,437)	(30.2)
Getlink SE	(114,620)	(2,294,042)	(310.1)
Kering SA	(208)	(119,078)	(16.1)
L’Oreal SA	(1,603)	(606,026)	(81.9)
Neoen SA	(7,486)	(329,242)	(44.5)
Orange SA	(51,225)	(523,439)	(70.8)
Safran SA	(6,436)	(707,416)	(95.6)
Sanofi	(5,053)	(502,134)	(67.9)
Sartorius Stedim Biotech	(752)	(300,830)	(40.7)
SEB SA	(6,418)	(540,334)	(73.0)
Sodexo SA	(169)	(13,732)	(1.9)
SOITEC	(1,340)	(214,490)	(29.0)
TotalEnergies SE	(15,905)	(812,385)	(109.8)
Vallourec SA	(30,934)	(286,635)	(38.8)
Veolia Environnement SA	(7,404)	(185,180)	(25.0)
Worldline SA	(6,713)	(296,299)	(40.1)

		(14,800,297)

Germany
adidas AG	(5,793)	(1,002,140)	(135.5)
Allianz SE	(1,356)	(246,258)	(33.3)

Security	Shares	Value	% of Basket Value

Germany (continued)
Aurubis AG	(667)	$(48,156)	(6.5)%
Auto1 Group SE	(15,116)	(130,381)	(17.6)
BASF SE	(42,948)	(1,913,985)	(258.7)
Bayer AG	(728)	(42,411)	(5.7)
Bechtle AG	(5,137)	(237,606)	(32.1)
Carl Zeiss Meditec AG	(474)	(69,176)	(9.4)
Continental AG	(1,046)	(74,518)	(10.1)
CTS Eventim AG & Co. KGaA	(711)	(39,164)	(5.3)
Delivery Hero SE	(9,000)	(434,217)	(58.7)
Deutsche Wohnen SE	(908)	(22,451)	(3.0)
Fresenius SE & Co. KGaA	(12,106)	(309,780)	(41.9)
GEA Group AG	(335)	(12,505)	(1.7)
Gerresheimer AG	(699)	(41,986)	(5.7)
HeidelbergCement AG	(5,133)	(261,460)	(35.3)
Hella GmbH & Co. KGaA	(2,008)	(140,818)	(19.0)
HUGO BOSS AG	(711)	(41,784)	(5.6)
Merck KGaA	(3,057)	(582,238)	(78.7)
ProSiebenSat.1 Media SE	(3,389)	(28,985)	(3.9)
Puma SE	(1,744)	(117,761)	(15.9)
SAP SE	(1,193)	(111,274)	(15.0)
Sixt SE	(2,180)	(266,138)	(36.0)
Telefonica Deutschland Holding AG	(66,785)	(177,557)	(24.0)
Uniper SE	(7,290)	(48,707)	(6.6)
United Internet AG	(11,881)	(312,959)	(42.3)
Vonovia SE	(5,962)	(198,653)	(26.9)
Zalando SE	(3,222)	(90,709)	(12.3)

		(7,003,777)

Hong Kong
BOC Hong Kong Holdings Ltd.	(226,500)	(819,322)	(110.8)
Champion REIT	(306,000)	(134,960)	(18.2)
CK Asset Holdings Ltd.	(195,500)	(1,384,087)	(187.1)
CK Hutchison Holdings Ltd.	(195,000)	(1,293,489)	(174.8)
CK Infrastructure Holdings Ltd.	(127,500)	(799,524)	(108.1)
CLP Holdings Ltd.	(218,500)	(1,852,786)	(250.4)
Galaxy Entertainment Group Ltd.	(132,000)	(785,278)	(106.1)
Guotai Junan International Holdings Ltd.	(259,000)	(26,094)	(3.5)
Hang Seng Bank Ltd.	(18,800)	(303,255)	(41.0)
Henderson Land Development Co. Ltd.	(130,000)	(452,549)	(61.2)
HKT Trust & HKT Ltd.	(560,000)	(784,624)	(106.1)
Hong Kong & China Gas Co. Ltd.	(460,000)	(485,821)	(65.7)
Hong Kong Exchanges & Clearing Ltd.	(12,100)	(555,274)	(75.1)
Hongkong Land Holdings Ltd.	(71,100)	(369,582)	(50.0)
JS Global Lifestyle Co. Ltd.	(260,000)	(312,607)	(42.3)
Kerry Logistics Network Ltd.	(80,500)	(161,590)	(21.8)
Man Wah Holdings Ltd.	(371,200)	(290,576)	(39.3)
NWS Holdings Ltd.	(497,000)	(492,929)	(66.6)
PCCW Ltd.	(1,783,000)	(954,275)	(129.0)
Power Assets Holdings Ltd.	(155,500)	(1,018,174)	(137.6)
Sino Land Co. Ltd.	(752,025)	(1,117,387)	(151.0)
VTech Holdings Ltd.	(48,600)	(331,308)	(44.8)

		(14,725,491)

Ireland
AerCap Holdings NV	(29,474)	(1,322,203)	(178.7)
DCC PLC	(1,600)	(104,463)	(14.1)
Medtronic PLC	(300)	(27,756)	(3.8)

		(1,454,422)

Israel
Azrieli Group Ltd.	(7,028)	(563,343)	(76.2)
Bank Hapoalim BM	(19,803)	(184,564)	(24.9)

67

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Bank Leumi Le-Israel BM	(11,050)	$(107,446)	(14.5)%
First International Bank Of Israel Ltd.	(35,620)	(1,506,016)	(203.6)
Global-e Online Ltd.	(8,607)	(195,895)	(26.5)
ICL Group Ltd.	(27,266)	(248,459)	(33.6)
Inmode Ltd.	(15,531)	(516,251)	(69.8)
Kornit Digital Ltd.	(4,097)	(111,479)	(15.1)
Maytronics Ltd.	(13,307)	(175,350)	(23.7)
Mizrahi Tefahot Bank Ltd.	(6,406)	(238,150)	(32.2)
Shufersal Ltd.	(127,906)	(835,763)	(113.0)
SolarEdge Technologies, Inc.	(303)	(109,119)	(14.7)
Strauss Group Ltd.	(23,718)	(630,219)	(85.2)
Teva Pharmaceutical Industries Ltd.	(99,089)	(943,315)	(127.5)

		(6,365,369)

Italy
Autogrill SpA	(2,041)	(13,316)	(1.8)
DiaSorin SpA	(3,122)	(434,091)	(58.7)
Eni SpA	(24,417)	(293,506)	(39.7)
FinecoBank Banca Fineco SpA	(15,054)	(187,091)	(25.3)
Interpump Group SpA	(414)	(17,693)	(2.4)
Nexi SpA	(11,352)	(103,099)	(13.9)
Poste Italiane SpA	(32,651)	(274,279)	(37.1)
Prysmian SpA	(9,885)	(314,312)	(42.5)
Recordati Industria Chimica e Farmaceutica SpA	(3,907)	(173,273)	(23.4)

		(1,810,660)

Japan
Advance Residence Investment Corp.	(56)	(154,302)	(20.9)
Advantest Corp.	(4,100)	(243,856)	(33.0)
Aeon Co. Ltd.	(21,700)	(437,622)	(59.2)
Aeon Mall Co. Ltd.	(52,100)	(664,760)	(89.9)
Ain Holdings, Inc.	(4,100)	(236,308)	(31.9)
Aisin Corp.	(6,600)	(196,011)	(26.5)
Ariake Japan Co. Ltd.	(1,600)	(63,774)	(8.6)
Asahi Intecc Co. Ltd.	(8,300)	(153,550)	(20.8)
Asics Corp.	(7,000)	(133,374)	(18.0)
ASKUL Corp.	(8,400)	(110,815)	(15.0)
Bank of Kyoto Ltd.	(15,600)	(663,709)	(89.7)
Benefit One, Inc.	(11,700)	(190,036)	(25.7)
BIPROGY, Inc.	(9,400)	(200,590)	(27.1)
Brother Industries Ltd.	(6,600)	(123,627)	(16.7)
Canon Marketing Japan, Inc.	(6,400)	(150,298)	(20.3)
Chiba Bank Ltd.	(8,900)	(49,367)	(6.7)
Credit Saison Co. Ltd.	(12,100)	(154,511)	(20.9)
CyberAgent Inc.	(17,300)	(172,626)	(23.3)
Daido Steel Co. Ltd.	(2,000)	(59,693)	(8.1)
Dai-ichi Life Holdings, Inc.	(16,000)	(278,318)	(37.6)
Daiichi Sankyo Co. Ltd.	(12,100)	(320,828)	(43.4)
Daio Paper Corp.	(2,000)	(21,415)	(2.9)
Daiwa House REIT Investment Corp.	(183)	(440,444)	(59.5)
Daiwa Office Investment Corp.	(13)	(65,952)	(8.9)
Denka Co. Ltd.	(2,200)	(57,043)	(7.7)
Descente Ltd.	(1,700)	(36,269)	(4.9)
Dexerials Corp.	(900)	(24,294)	(3.3)
Ezaki Glico Co. Ltd.	(3,700)	(108,106)	(14.6)
FANUC Corp.	(900)	(155,214)	(21.0)
Fuji Electric Co. Ltd.	(3,900)	(176,147)	(23.8)
Fuji Oil Holdings, Inc.	(7,900)	(134,821)	(18.2)
Fujitsu General Ltd.	(24,600)	(524,510)	(70.9)
Fukuoka Financial Group, Inc.	(3,700)	(65,581)	(8.9)
Fukuyama Transporting Co. Ltd.	(2,500)	(58,387)	(7.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Fuyo General Lease Co. Ltd.	(2,400)	$(147,739)	(20.0)%
GLP J-Reit	(75)	(98,637)	(13.3)
GMO internet, Inc.	(3,800)	(74,641)	(10.1)
Goldwin, Inc.	(8,500)	(530,323)	(71.7)
GS Yuasa Corp.	(3,300)	(60,252)	(8.1)
Hachijuni Bank Ltd.	(100,300)	(373,401)	(50.5)
Hakuhodo DY Holdings, Inc.	(5,600)	(57,600)	(7.8)
Hankyu Hanshin Holdings, Inc.	(1,500)	(43,510)	(5.9)
Haseko Corp.	(19,500)	(237,401)	(32.1)
Heiwa Corp.	(1,500)	(23,415)	(3.2)
Hikari Tsushin, Inc.	(600)	(66,113)	(8.9)
Hino Motors Ltd.	(16,800)	(87,313)	(11.8)
Hirogin Holdings, Inc.	(129,300)	(597,394)	(80.8)
Horiba Ltd.	(2,300)	(113,370)	(15.3)
House Foods Group, Inc.	(8,600)	(184,913)	(25.0)
Ibiden Co. Ltd.	(7,000)	(206,581)	(27.9)
Idemitsu Kosan Co. Ltd.	(12,300)	(319,859)	(43.2)
Iida Group Holdings Co. Ltd.	(5,900)	(96,597)	(13.1)
Industrial & Infrastructure Fund Investment Corp.	(120)	(166,850)	(22.6)
Isetan Mitsukoshi Holdings Ltd.	(5,900)	(47,236)	(6.4)
Ito En Ltd.	(2,000)	(94,243)	(12.7)
Itoham Yonekyu Holdings, Inc.	(14,900)	(74,672)	(10.1)
Iwatani Corp.	(9,400)	(394,017)	(53.3)
Iyo Bank Ltd.	(34,900)	(169,311)	(22.9)
Japan Airlines Co. Ltd.	(41,200)	(713,716)	(96.5)
Japan Aviation Electronics Industry Ltd.	(2,200)	(37,579)	(5.1)
Japan Hotel REIT Investment Corp.	(42)	(21,796)	(2.9)
Japan Logistics Fund, Inc.	(30)	(72,092)	(9.7)
Japan Metropolitan Fund Invest	(189)	(154,014)	(20.8)
Japan Post Insurance Co. Ltd.	(23,100)	(373,477)	(50.5)
Japan Real Estate Investment Corp.	(66)	(318,711)	(43.1)
Japan Steel Works Ltd.	(33,700)	(780,683)	(105.5)
Jeol Ltd.	(1,100)	(50,012)	(6.8)
JFE Holdings, Inc.	(9,300)	(104,856)	(14.2)
JSR Corp.	(1,900)	(52,626)	(7.1)
JTEKT Corp.	(13,600)	(100,843)	(13.6)
Justsystems Corp.	(6,900)	(213,025)	(28.8)
Kaneka Corp.	(7,600)	(205,923)	(27.8)
Keihan Holdings Co. Ltd.	(15,600)	(389,221)	(52.6)
Keikyu Corp.	(5,300)	(58,865)	(8.0)
Kenedix Office Investment Corp.	(52)	(279,505)	(37.8)
Keyence Corp.	(1,300)	(515,245)	(69.6)
Kikkoman Corp.	(2,900)	(171,955)	(23.2)
Kirin Holdings Co. Ltd.	(60,800)	(1,000,060)	(135.2)
Kobayashi Pharmaceutical Co. Ltd.	(2,600)	(173,212)	(23.4)
Kobe Steel Ltd.	(10,100)	(46,953)	(6.3)
Koei Tecmo Holdings Co. Ltd.	(12,600)	(439,870)	(59.5)
Komatsu Ltd.	(1,300)	(30,054)	(4.1)
Kotobuki Spirits Co. Ltd.	(3,800)	(207,711)	(28.1)
K’s Holdings Corp.	(10,000)	(100,977)	(13.7)
Kubota Corp.	(12,600)	(209,202)	(28.3)
Kyushu Financial Group, Inc.	(41,900)	(123,832)	(16.7)
LaSalle Logiport REIT	(53)	(69,850)	(9.4)
Lasertec Corp.	(4,000)	(572,680)	(77.4)
Lintec Corp.	(4,300)	(75,597)	(10.2)
Mabuchi Motor Co. Ltd.	(7,600)	(217,818)	(29.4)
Matsui Securities Co. Ltd.	(43,200)	(261,076)	(35.3)
MatsukiyoCocokara & Co.	(2,300)	(86,838)	(11.7)
Mebuki Financial Group, Inc.	(15,000)	(30,263)	(4.1)
MEIJI Holdings Co. Ltd.	(6,300)	(328,923)	(44.5)
Menicon Co. Ltd.	(400)	(10,086)	(1.4)

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Electric Corp.	(26,800)	$(282,853)	(38.2)%
Mitsubishi Heavy Industries Ltd.	(11,400)	(423,310)	(57.2)
Mitsubishi Motors Corp.	(13,200)	(45,993)	(6.2)
Mitsui Fudosan Logistics Park, Inc.	(174)	(683,391)	(92.4)
Mitsui High-Tec, Inc.	(4,500)	(302,273)	(40.9)
Mitsui OSK Lines Ltd.	(2,900)	(79,521)	(10.8)
Miura Co. Ltd.	(7,700)	(185,636)	(25.1)
Mori Hills REIT Investment Corp.	(99)	(113,773)	(15.4)
Morinaga & Co. Ltd.	(3,100)	(97,425)	(13.2)
Morinaga Milk Industry Co. Ltd.	(9,500)	(350,292)	(47.4)
Nabtesco Corp.	(2,100)	(50,329)	(6.8)
Nagase & Co. Ltd.	(3,200)	(48,133)	(6.5)
Nexon Co. Ltd.	(900)	(20,432)	(2.8)
NGK Spark Plug Co. Ltd.	(5,900)	(115,536)	(15.6)
NH Foods Ltd.	(3,300)	(99,979)	(13.5)
NHK Spring Co. Ltd.	(19,700)	(134,250)	(18.1)
Nidec Corp.	(300)	(20,848)	(2.8)
Nifco, Inc.	(5,000)	(121,341)	(16.4)
Nintendo Co. Ltd.	(700)	(313,021)	(42.3)
Nippon Accommodations Fund, Inc.	(13)	(67,930)	(9.2)
Nippon Building Fund, Inc.	(36)	(190,971)	(25.8)
Nippon Kayaku Co. Ltd.	(63,000)	(530,329)	(71.7)
Nippon Shinyaku Co. Ltd.	(1,100)	(68,081)	(9.2)
Nippon Shokubai Co. Ltd.	(1,900)	(74,368)	(10.1)
Nisshin Seifun Group, Inc.	(19,000)	(233,879)	(31.6)
Noevir Holdings Co. Ltd.	(2,200)	(97,717)	(13.2)
NOF Corp.	(2,600)	(102,874)	(13.9)
Nomura Holdings, Inc.	(222,400)	(848,570)	(114.7)
Nomura Real Estate Holdings, Inc.	(4,700)	(114,019)	(15.4)
Nomura Real Estate Master Fund, Inc.	(25)	(31,320)	(4.2)
NS Solutions Corp.	(6,600)	(194,205)	(26.3)
Oji Holdings Corp.	(143,300)	(597,440)	(80.8)
OKUMA Corp.	(2,200)	(86,441)	(11.7)
Ono Pharmaceutical Co. Ltd.	(20,200)	(568,002)	(76.8)
Open House Co. Ltd.	(1,700)	(74,163)	(10.0)
Orient Corp.	(51,900)	(52,759)	(7.1)
ORIX Corp.	(19,600)	(349,308)	(47.2)
Orix JREIT, Inc.	(32)	(45,909)	(6.2)
OSG Corp.	(8,500)	(116,659)	(15.8)
Pan Pacific International Holdings Corp.	(10,100)	(157,262)	(21.3)
Persol Holdings Co. Ltd.	(22,500)	(465,790)	(63.0)
Renesas Electronics Corp.	(8,100)	(77,151)	(10.4)
Rengo Co. Ltd.	(45,800)	(267,845)	(36.2)
Rohto Pharmaceutical Co. Ltd.	(5,200)	(155,864)	(21.1)
Ryohin Keikaku Co. Ltd.	(4,600)	(45,659)	(6.2)
Sankyo Co. Ltd.	(1,200)	(37,741)	(5.1)
Sansan, Inc.	(5,700)	(57,325)	(7.7)
Sanwa Holdings Corp.	(16,900)	(182,564)	(24.7)
Sapporo Holdings Ltd.	(600)	(13,435)	(1.8)
Seibu Holdings, Inc.	(9,300)	(94,009)	(12.7)
Seven & i Holdings Co. Ltd.	(8,500)	(346,462)	(46.8)
Sharp Corp.	(27,400)	(220,543)	(29.8)
SHIFT, Inc.	(500)	(78,582)	(10.6)
Shikoku Electric Power Co., Inc.	(9,400)	(55,532)	(7.5)
Shimamura Co. Ltd.	(1,700)	(163,019)	(22.0)
Shimano, Inc.	(900)	(150,342)	(20.3)
Shinko Electric Industries Co. Ltd.	(500)	(12,877)	(1.7)
Shinsei Bank Ltd.	(16,100)	(243,533)	(32.9)
Shiseido Co. Ltd.	(2,400)	(98,720)	(13.3)
Shizuoka Bank Ltd.	(38,800)	(234,795)	(31.7)
SHO-BOND Holdings Co. Ltd.	(4,300)	(190,251)	(25.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Shochiku Co. Ltd.	(2,900)	$(279,049)	(37.7)%
Showa Denko KK	(19,400)	(325,349)	(44.0)
SMC Corp.	(700)	(344,985)	(46.6)
Sony Corp.	(3,600)	(305,380)	(41.3)
Stanley Electric Co. Ltd.	(17,700)	(311,030)	(42.0)
SUMCO Corp.	(7,000)	(97,949)	(13.2)
Sumitomo Bakelite Co. Ltd.	(1,300)	(42,076)	(5.7)
Sumitomo Metal Mining Co. Ltd.	(5,800)	(182,374)	(24.7)
Sumitomo Realty & Development Co. Ltd.	(23,300)	(643,384)	(87.0)
Sushiro Global Holdings Ltd.	(4,500)	(87,693)	(11.9)
Suzuken Co. Ltd.	(7,900)	(218,348)	(29.5)
T&D Holdings, Inc.	(1,400)	(15,845)	(2.1)
Taisho Pharmaceutical Holdings Co. Ltd.	(1,000)	(39,818)	(5.4)
Taiyo Nippon Sanso Corp.	(3,600)	(60,706)	(8.2)
Taiyo Yuden Co. Ltd.	(7,500)	(266,550)	(36.0)
TechnoPro Holdings, Inc.	(4,200)	(97,603)	(13.2)
Toda Corp.	(15,600)	(83,676)	(11.3)
Toho Co. Ltd.	(6,300)	(250,178)	(33.8)
Toho Gas Co. Ltd.	(3,700)	(89,073)	(12.0)
Tokai Carbon Co. Ltd.	(114,700)	(927,311)	(125.4)
Tokyo Tatemono Co. Ltd.	(42,000)	(618,545)	(83.6)
Tokyu Fudosan Holdings Corp.	(60,300)	(326,763)	(44.2)
Toppan, Inc.	(25,800)	(438,999)	(59.3)
Toray Industries, Inc.	(52,700)	(288,656)	(39.0)
Toshiba TEC Corp.	(6,400)	(211,283)	(28.6)
Toyo Suisan Kaisha Ltd.	(600)	(25,493)	(3.4)
Toyo Tire Corp.	(9,500)	(127,681)	(17.3)
Toyoda Gosei Co. Ltd.	(3,900)	(61,547)	(8.3)
Toyota Boshoku Corp.	(3,800)	(56,192)	(7.6)
UBE Corp.	(4,200)	(65,761)	(8.9)
Ushio, Inc.	(10,700)	(147,940)	(20.0)
USS Co. Ltd.	(4,500)	(88,301)	(11.9)
Yamato Holdings Co. Ltd.	(8,500)	(148,742)	(20.1)
Yamato Kogyo Co. Ltd.	(3,800)	(129,944)	(17.6)
Yamazaki Baking Co. Ltd.	(14,200)	(171,444)	(23.2)
Yokogawa Electric Corp.	(21,300)	(377,719)	(51.1)
Zeon Corp.	(11,500)	(116,773)	(15.8)

		(38,843,433)

Luxembourg
ArcelorMittal SA	(13,859)	(341,956)	(46.2)
Eurofins Scientific SE	(37)	(2,884)	(0.4)

		(344,840)

Macau
Sands China Ltd.	(168,000)	(394,051)	(53.3)

Malaysia
Lynas Rare Earths Ltd.	(40,017)	(246,078)	(33.3)

Mexico
Fresnillo PLC	(19,322)	(173,689)	(23.5)

Netherlands
Adyen NV	(307)	(552,223)	(74.7)
Akzo Nobel NV	(3,719)	(250,291)	(33.8)
BE Semiconductor Industries NV	(7,907)	(424,462)	(57.4)
Euronext NV	(876)	(71,375)	(9.7)
EXOR NV	(2,942)	(206,918)	(28.0)
Iveco Group NV	(33,697)	(206,313)	(27.9)
Just Eat Takeaway.com NV	(942)	(17,137)	(2.3)
Koninklijke KPN NV	(495,899)	(1,635,966)	(221.1)
Koninklijke Philips NV	(11,797)	(244,154)	(33.0)

69

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
NN Group NV	(5,218)	$(237,052)	(32.0)%
SBM Offshore NV	(12,255)	(171,039)	(23.1)
Stellantis NV	(152,386)	(2,188,301)	(295.8)

		(6,205,231)

New Zealand
Xero Ltd.	(2,666)	(175,633)	(23.7)

Poland
InPost SA	(73,607)	(486,045)	(65.7)

Portugal
Banco Comercial Portugues SA	(340,297)	(50,496)	(6.8)
Jeronimo Martins SGPS SA	(670)	(15,509)	(2.1)

		(66,005)

Singapore
Ascott Residence Trust	(95,700)	(81,270)	(11.0)
CapitaLand Integrated Commercial Trust	(88,800)	(140,279)	(19.0)
Capitaland Investment Ltd.	(34,900)	(99,302)	(13.4)
DBS Group Holdings Ltd.	(19,600)	(447,240)	(60.4)
Genting Singapore Ltd.	(701,300)	(409,586)	(55.4)
Mapletree Logistics Trust	(201,900)	(257,683)	(34.8)
Sea Ltd., ADR	(10,031)	(765,566)	(103.5)
Singapore Technologies Engineering Ltd.	(96,100)	(280,204)	(37.9)
Singapore Telecommunications Ltd.	(78,100)	(147,693)	(20.0)
Suntec Real Estate Investment Trust	(26,700)	(31,185)	(4.2)
UOL Group Ltd.	(26,300)	(142,096)	(19.2)
Venture Corp. Ltd.	(2,000)	(25,480)	(3.4)

		(2,827,584)

South Africa
Investec PLC	(18,075)	(97,780)	(13.2)

Spain
Acciona SA	(117)	(24,075)	(3.3)
ACS Actividades de Construccion y Servicios SA	(64,757)	(1,556,606)	(210.4)
Amadeus IT Group SA	(7,878)	(459,368)	(62.1)
Banco Santander SA	(45,868)	(114,756)	(15.5)
Bankinter SA	(1,625)	(8,001)	(1.1)
Enagas SA	(7,651)	(151,020)	(20.4)
Endesa SA	(4,300)	(78,817)	(10.7)
Ferrovial SA	(14,844)	(397,494)	(53.7)
Fluidra SA	(14,097)	(263,503)	(35.6)
Grifols SA	(1,695)	(24,733)	(3.3)
Industria de Diseno Textil SA	(2,469)	(59,965)	(8.1)

		(3,138,338)

Sweden
Sinch AB	(6,920)	(17,317)	(2.3)

Switzerland
Adecco Group AG	(3,160)	(111,317)	(15.0)
Bachem Holding AG	(1,286)	(86,719)	(11.7)
Baloise Holding AG	(982)	(156,461)	(21.2)
Chubb Ltd.	(2,420)	(456,509)	(61.7)
Cie Financiere Richemont SA	(1,827)	(220,295)	(29.8)
Clariant AG	(1,608)	(30,127)	(4.1)
Coca-Cola HBC AG	(1,025)	(25,227)	(3.4)
CRISPR Therapeutics AG	(4,015)	(301,125)	(40.7)
Galenica AG	(4,135)	(327,370)	(44.3)
Glencore PLC	(173,871)	(985,449)	(133.2)
Helvetia Holding AG	(1,945)	(222,369)	(30.1)
LafargeHolcim Ltd.	(19,632)	(920,518)	(124.4)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Lonza Group AG	(528)	$(320,893)	(43.4)%
Nestle SA	(3,719)	(455,679)	(61.6)
Partners Group Holding AG	(42)	(45,853)	(6.2)
PSP Swiss Property AG	(5,852)	(699,853)	(94.6)
Schindler Holding AG	(2,160)	(422,191)	(57.1)
Schindler Holding AG	(3,796)	(720,810)	(97.4)
SGS SA	(142)	(346,546)	(46.8)
Sonova Holding AG	(593)	(213,588)	(28.9)
Straumann Holding AG	(5,581)	(754,833)	(102.0)
Swiss Life Holding AG	(1,632)	(864,530)	(116.9)
TE Connectivity Ltd.	(1,670)	(223,329)	(30.2)
Zurich Insurance Group AG	(334)	(145,800)	(19.7)

		(9,057,391)

United Kingdom
Ashtead Group PLC	(27,407)	(1,542,732)	(208.5)
Associated British Foods PLC	(14,441)	(294,963)	(39.9)
Avast PLC	(134,793)	(763,302)	(103.2)
Berkeley Group Holdings PLC	(9,566)	(495,743)	(67.0)
BT Group PLC	(72,464)	(143,067)	(19.3)
Bunzl PLC	(3,221)	(120,886)	(16.3)
CNH Industrial NV	(6,478)	(83,454)	(11.3)
Derwent London PLC	(4,237)	(147,923)	(20.0)
DS Smith PLC	(226,102)	(805,961)	(108.9)
Farfetch Ltd., Class A	(17,150)	(136,171)	(18.4)
Future PLC	(11,023)	(246,974)	(33.4)
Greggs PLC	(14,563)	(363,085)	(49.1)
Harbour Energy PLC	(114,197)	(510,653)	(69.0)
Howden Joinery Group PLC	(43,583)	(359,758)	(48.6)
HSBC Holdings PLC	(34,353)	(214,907)	(29.1)
Informa PLC	(56,777)	(412,919)	(55.8)
International Consolidated Airlines Group SA	(4,910)	(7,140)	(1.0)
Land Securities Group PLC	(50,353)	(449,956)	(60.8)
Legal & General Group PLC	(31,533)	(100,701)	(13.6)
Lloyds Banking Group PLC	(3,207,777)	(1,776,012)	(240.1)
Man Group PLC	(64,067)	(213,134)	(28.8)
Marks & Spencer Group PLC	(260,463)	(451,559)	(61.0)
Melrose Industries PLC	(46,835)	(92,193)	(12.5)
Next PLC	(3,506)	(291,881)	(39.5)
nVent Electric PLC	(26,849)	(948,038)	(128.2)
Prudential PLC	(54,699)	(674,679)	(91.2)
RELX PLC	(9,404)	(278,447)	(37.6)
Shell PLC	(6,133)	(163,606)	(22.1)
Smiths Group PLC	(1,898)	(35,819)	(4.8)
Tesco PLC	(114,368)	(366,794)	(49.6)
UNITE Group PLC	(26,422)	(376,706)	(50.9)
WH Smith PLC	(12,972)	(228,962)	(31.0)
Wise PLC	(50,345)	(289,734)	(39.2)

		(13,387,859)

United States
10X Genomics, Inc., Class A	(18,270)	(733,540)	(99.2)
A O Smith Corp.	(3,736)	(236,377)	(32.0)
AbbVie, Inc.	(2,574)	(369,395)	(49.9)
Acadia Healthcare Co., Inc.	(1,134)	(94,020)	(12.7)
Acuity Brands, Inc.	(5,385)	(982,224)	(132.8)
Advanced Drainage Systems, Inc.	(1,933)	(229,254)	(31.0)
AECOM	(866)	(62,352)	(8.4)
AES Corp.	(2,261)	(50,239)	(6.8)
Affirm Holdings, Inc.	(17,196)	(461,541)	(62.4)
agilon health, Inc.	(18,877)	(472,491)	(63.9)
Air Lease Corp.	(8,594)	(318,923)	(43.1)

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Akamai Technologies, Inc.	(1,720)	$(165,498)	(22.4)%
Alcoa Corp.	(1,851)	(94,197)	(12.7)
Alexandria Real Estate Equities, Inc.	(12,569)	(2,083,689)	(281.7)
Alight, Inc., Class A	(46,838)	(353,159)	(47.7)
Alnylam Pharmaceuticals, Inc.	(1,096)	(155,676)	(21.0)
Alteryx, Inc., Class A	(3,553)	(172,072)	(23.3)
Amdocs Ltd.	(11,724)	(1,020,691)	(138.0)
American Express Co.	(886)	(136,462)	(18.4)
Americold Realty Trust	(29,839)	(977,227)	(132.1)
Ameriprise Financial, Inc.	(2,593)	(699,903)	(94.6)
AMETEK, Inc.	(3,666)	(452,751)	(61.2)
Amkor Technology, Inc.	(5,432)	(109,563)	(14.8)
Apartment Income REIT Corp.	(7,515)	(340,730)	(46.1)
Apollo Global Management, Inc.	(10,067)	(574,826)	(77.7)
Appian Corp.	(1,000)	(48,530)	(6.6)
AppLovin Corp., Class A	(20,566)	(730,916)	(98.8)
Aramark	(13,297)	(444,120)	(60.0)
Archer-Daniels-Midland Co.	(21,358)	(1,767,802)	(239.0)
Armstrong World Industries, Inc.	(3,206)	(286,456)	(38.7)
Arrow Electronics, Inc.	(4,193)	(537,417)	(72.6)
Arrowhead Pharmaceuticals, Inc.	(3,196)	(135,926)	(18.4)
Asana, Inc., Class A	(12,200)	(235,704)	(31.9)
Aspen Technology, Inc.	(2,186)	(446,141)	(60.3)
Assurant, Inc.	(10,329)	(1,815,632)	(245.4)
AT&T, Inc.	(12,928)	(242,788)	(32.8)
Atkore International Group, Inc.	(4,968)	(493,173)	(66.7)
Automatic Data Processing, Inc.	(6,920)	(1,668,550)	(225.5)
Avalara, Inc.	(2,652)	(231,838)	(31.3)
Avangrid, Inc.	(5,281)	(257,343)	(34.8)
Avery Dennison Corp.	(6,546)	(1,246,751)	(168.5)
Avis Budget Group, Inc.	(1,170)	(212,975)	(28.8)
Bath & Body Works, Inc.	(19,710)	(700,493)	(94.7)
Bausch Health Cos., Inc.	(28,944)	(133,356)	(18.0)
Beacon Roofing Supply, Inc.	(2,066)	(124,001)	(16.8)
Bentley Systems, Inc., Class B	(4,759)	(188,456)	(25.5)
Berkshire Hathaway, Inc., Class B	(2,258)	(678,755)	(91.8)
Berry Global Group, Inc.	(14,996)	(864,519)	(116.9)
Best Buy Co., Inc.	(3,494)	(269,003)	(36.4)
Bill.com Holdings, Inc.	(4,104)	(554,368)	(74.9)
Bio-Techne Corp.	(1,035)	(398,765)	(53.9)
Blackstone Mortgage Trust, Inc., Class A	(11,256)	(348,598)	(47.1)
Blue Owl Capital, Inc.	(30,032)	(342,665)	(46.3)
Boston Properties, Inc.	(21,564)	(1,965,774)	(265.7)
Bright Horizons Family Solutions, Inc.	(5,208)	(487,833)	(65.9)
Broadcom, Inc.	(386)	(206,695)	(27.9)
Brown & Brown, Inc.	(20,237)	(1,317,429)	(178.1)
Brown-Forman Corp., Class B	(3,501)	(259,844)	(35.1)
Brunswick Corp.	(4,355)	(348,923)	(47.2)
Bumble, Inc.	(27,665)	(1,049,057)	(141.8)
Bunge Ltd.	(8,961)	(827,369)	(111.8)
Burlington Stores, Inc.	(947)	(133,650)	(18.1)
BWX Technologies, Inc.	(1,154)	(65,409)	(8.8)
Cable One, Inc.	(507)	(697,977)	(94.3)
Cabot Corp.	(1,147)	(85,176)	(11.5)
Caesars Entertainment, Inc.	(1,695)	(77,445)	(10.5)
Cardinal Health, Inc.	(2,005)	(119,418)	(16.1)
Cargurus, Inc.	(7,286)	(176,977)	(23.9)
CarMax, Inc.	(11,478)	(1,142,520)	(154.4)
Carnival Corp.	(25,435)	(230,441)	(31.1)
Carter’s, Inc.	(16,418)	(1,337,739)	(180.8)
Casey’s General Stores, Inc.	(2,506)	(507,841)	(68.6)
Catalent, Inc.	(4,518)	(510,986)	(69.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Caterpillar, Inc.	(2,393)	$(474,412)	(64.1)%
Celanese Corp.	(1,158)	(136,077)	(18.4)
Celsius Holdings, Inc.	(2,583)	(229,784)	(31.1)
Centene Corp.	(11,902)	(1,106,529)	(149.6)
CenterPoint Energy, Inc.	(5,057)	(160,256)	(21.7)
CF Industries Holdings, Inc.	(9,770)	(932,937)	(126.1)
CH Robinson Worldwide, Inc.	(1,377)	(152,434)	(20.6)
ChampionX Corp.	(4,712)	(98,434)	(13.3)
Charles Schwab Corp.	(17,130)	(1,182,826)	(159.9)
Chart Industries, Inc.	(1,217)	(237,425)	(32.1)
Chemours Co.	(7,395)	(263,188)	(35.6)
Chevron Corp.	(12,704)	(2,080,661)	(281.3)
Churchill Downs, Inc.	(937)	(196,583)	(26.6)
Cigna Corp.	(385)	(106,014)	(14.3)
Cincinnati Financial Corp.	(3,198)	(311,293)	(42.1)
Cintas Corp.	(761)	(323,798)	(43.8)
Cisco Systems, Inc.	(25,589)	(1,160,973)	(156.9)
Citizens Financial Group, Inc.	(4,142)	(157,272)	(21.3)
Civitas Resources, Inc.	(3,461)	(204,061)	(27.6)
Clean Harbors, Inc.	(5,958)	(581,441)	(78.6)
Cleveland-Cliffs, Inc.	(21,053)	(372,849)	(50.4)
Cloudflare, Inc., Class A	(3,521)	(177,177)	(23.9)
CME Group, Inc.	(311)	(62,038)	(8.4)
Columbia Sportswear Co.	(15,044)	(1,113,406)	(150.5)
Comerica, Inc.	(947)	(73,648)	(10.0)
Commerce Bancshares, Inc.	(215)	(14,940)	(2.0)
Concentrix Corp.	(6,373)	(852,452)	(115.2)
Confluent, Inc., Class A	(24,679)	(628,081)	(84.9)
Constellation Brands, Inc.	(1,221)	(300,745)	(40.7)
Corning, Inc.	(31,641)	(1,163,123)	(157.2)
Corteva, Inc.	(5,990)	(344,724)	(46.6)
Coty, Inc., Class A	(42,336)	(309,900)	(41.9)
Cousins Properties, Inc.	(53,669)	(1,655,689)	(223.8)
Crane Holdings Co.	(3,382)	(334,581)	(45.2)
Credit Acceptance Corp.	(63)	(36,282)	(4.9)
CSX Corp.	(23,610)	(763,311)	(103.2)
Cullen/Frost Bankers, Inc.	(1,763)	(229,895)	(31.1)
Curtiss-Wright Corp.	(4,626)	(663,553)	(89.7)
CVS Health Corp.	(14,022)	(1,341,625)	(181.4)
Darden Restaurants, Inc.	(13,943)	(1,735,764)	(234.6)
Datadog, Inc., Class A	(3,776)	(385,190)	(52.1)
DaVita, Inc.	(1,094)	(92,071)	(12.4)
Deere & Co.	(1,221)	(419,023)	(56.6)
Dell Technologies, Inc.	(1,488)	(67,049)	(9.1)
Delta Air Lines, Inc.	(7,977)	(253,669)	(34.3)
DENTSPLY SIRONA, Inc.	(342)	(12,367)	(1.7)
Devon Energy Corp.	(23,985)	(1,507,457)	(203.8)
Diamondback Energy, Inc.	(7,332)	(938,643)	(126.9)
Discover Financial Services	(7,516)	(759,116)	(102.6)
Dollar Tree, Inc.	(12,865)	(2,127,356)	(287.6)
Douglas Emmett, Inc.	(11,634)	(275,028)	(37.2)
Dover Corp.	(342)	(45,719)	(6.2)
Dow, Inc.	(10,272)	(546,573)	(73.9)
Dropbox, Inc., Class A	(5,226)	(118,839)	(16.1)
DTE Energy Co.	(3,260)	(424,778)	(57.4)
Dynatrace, Inc.	(11,409)	(429,321)	(58.0)
Eagle Materials, Inc.	(809)	(102,298)	(13.8)
Eastman Chemical Co.	(8,620)	(826,917)	(111.8)
Eaton Corp. PLC	(8,896)	(1,320,077)	(178.4)
Element Solutions, Inc.	(42,310)	(836,046)	(113.0)
Elevance Health, Inc.	(556)	(265,268)	(35.9)
EMCOR Group, Inc.	(1,723)	(200,506)	(27.1)

71

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Emerson Electric Co.	(18,982)	$(1,709,709)	(231.1)%
Encompass Health Corp.	(33,794)	(1,710,652)	(231.2)
Endeavor Group Holdings, Inc., Class A	(1,934)	(44,076)	(6.0)
Enovis Corp.	(4,369)	(260,917)	(35.3)
Enphase Energy, Inc.	(133)	(37,796)	(5.1)
Entegris, Inc.	(2,769)	(304,313)	(41.1)
Envista Holdings Corp.	(581)	(23,618)	(3.2)
Equifax, Inc.	(182)	(38,022)	(5.1)
Equitable Holdings, Inc.	(1,954)	(55,552)	(7.5)
Estee Lauder Cos., Inc., Class A	(1,579)	(431,225)	(58.3)
Euronet Worldwide, Inc.	(2,312)	(227,200)	(30.7)
Evercore, Inc.	(4,573)	(457,163)	(61.8)
Evergy, Inc.	(1,021)	(69,693)	(9.4)
Evoqua Water Technologies Corp.	(2,571)	(97,981)	(13.2)
Exact Sciences Corp.	(5,256)	(237,046)	(32.0)
Exelon Corp.	(39,500)	(1,836,355)	(248.2)
ExlService Holdings, Inc.	(2,021)	(340,276)	(46.0)
Expeditors International of Washington, Inc.	(3,673)	(390,256)	(52.8)
Extra Space Storage, Inc.	(171)	(32,408)	(4.4)
Exxon Mobil Corp.	(4,105)	(397,898)	(53.8)
Fastenal Co.	(16,027)	(823,147)	(111.3)
Federal Realty OP LP	(3,321)	(350,731)	(47.4)
FedEx Corp.	(2,705)	(630,508)	(85.2)
Fidelity National Information Services, Inc.	(2,018)	(206,159)	(27.9)
Fifth Third Bancorp	(25,318)	(863,850)	(116.8)
First Citizens BancShares, Inc., Class A	(1,197)	(905,746)	(122.4)
First Republic Bank	(3,193)	(519,533)	(70.2)
FirstEnergy Corp.	(3,513)	(144,384)	(19.5)
Fiserv, Inc.	(5,646)	(596,669)	(80.7)
Five Below, Inc.	(708)	(89,966)	(12.2)
Five9, Inc.	(3,423)	(370,095)	(50.0)
FleetCor Technologies, Inc.	(1,055)	(232,195)	(31.4)
Flowserve Corp.	(19,180)	(649,051)	(87.7)
FMC Corp.	(3,874)	(430,401)	(58.2)
FNB Corp.	(13,669)	(163,481)	(22.1)
Ford Motor Co.	(5,182)	(76,124)	(10.3)
Franklin Resources, Inc.	(4,246)	(116,553)	(15.8)
Freeport-McMoRan, Inc.	(37,703)	(1,189,530)	(160.8)
Freshworks, Inc., Class A	(57,414)	(752,698)	(101.7)
Frontier Communications Parent, Inc.	(39,531)	(1,024,248)	(138.5)
General Mills, Inc.	(25,318)	(1,893,533)	(256.0)
Genuine Parts Co.	(9,770)	(1,493,540)	(201.9)
Gitlab, Inc., Class A	(951)	(54,587)	(7.4)
GLOBALFOUNDRIES, Inc.	(2,703)	(139,150)	(18.8)
Globe Life, Inc.	(3,323)	(334,726)	(45.2)
GoDaddy, Inc., Class A	(6,410)	(475,494)	(64.3)
Graco, Inc.	(10,064)	(675,898)	(91.4)
Graphic Packaging Holding Co.	(12,492)	(277,947)	(37.6)
Guardant Health, Inc.	(13,660)	(685,322)	(92.6)
GXO Logistics, Inc.	(2,611)	(125,328)	(16.9)
H&R Block, Inc.	(1,465)	(58,541)	(7.9)
Halliburton Co.	(7,379)	(216,205)	(29.2)
Hanesbrands, Inc.	(1,785)	(19,956)	(2.7)
Hasbro, Inc.	(10,890)	(857,261)	(115.9)
HCA Healthcare, Inc.	(964)	(204,773)	(27.7)
HealthEquity, Inc.	(3,881)	(225,758)	(30.5)
Helen of Troy Ltd.	(473)	(63,283)	(8.6)
Henry Schein, Inc.	(4,009)	(316,029)	(42.7)
Hershey Co.	(4,194)	(956,064)	(129.2)
Hess Corp.	(1,017)	(114,382)	(15.5)
Highwoods Properties, Inc.	(46,423)	(1,651,266)	(223.2)
Hilton Grand Vacations, Inc.	(9,647)	(393,308)	(53.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Host Hotels & Resorts, Inc.	(29,112)	$(518,485)	(70.1)%
Howmet Aerospace Inc.	(40,092)	(1,488,616)	(201.2)
HP, Inc.	(11,317)	(377,875)	(51.1)
Hubbell, Inc.	(247)	(54,098)	(7.3)
Huntington Bancshares, Inc.	(4,510)	(59,938)	(8.1)
IAA, Inc.	(16,099)	(607,415)	(82.1)
IAC/InterActiveCorp.	(15,989)	(1,095,246)	(148.1)
ICU Medical, Inc.	(200)	(35,434)	(4.8)
IDEX Corp.	(4,901)	(1,023,084)	(138.3)
II-VI, Inc.	(2,510)	(132,122)	(17.9)
Independence Realty Trust, Inc.	(39,646)	(880,141)	(119.0)
Ingersoll Rand, Inc.	(8,304)	(413,539)	(55.9)
Ingredion, Inc.	(6,813)	(619,847)	(83.8)
Innovative Industrial Properties, Inc.	(738)	(71,151)	(9.6)
Inspire Medical Systems, Inc.	(1,470)	(307,215)	(41.5)
Intellia Therapeutics, Inc.	(1,020)	(66,055)	(8.9)
International Business Machines Corp.	(7,064)	(923,901)	(124.9)
International Flavors & Fragrances, Inc.	(1,813)	(224,903)	(30.4)
International Paper Co.	(27,295)	(1,167,407)	(157.8)
Interpublic Group of Cos., Inc.	(6,134)	(183,223)	(24.8)
Intra-Cellular Therapies, Inc.	(14,563)	(788,150)	(106.5)
IQVIA Holdings, Inc.	(2,179)	(523,548)	(70.8)
iRhythm Technologies, Inc.	(723)	(111,797)	(15.1)
ITT, Inc.	(4,684)	(351,441)	(47.5)
Jabil, Inc.	(944)	(56,017)	(7.6)
Jack Henry & Associates, Inc.	(2,856)	(593,391)	(80.2)
Johnson & Johnson	(1,440)	(251,309)	(34.0)
Karuna Therapeutics, Inc.	(542)	(70,595)	(9.5)
KBR, Inc.	(14,739)	(784,557)	(106.1)
Kellogg Co.	(12,393)	(916,091)	(123.8)
Kilroy Realty Corp.	(8,504)	(460,747)	(62.3)
Kimberly-Clark Corp.	(9,954)	(1,311,838)	(177.3)
Kinsale Capital Group, Inc.	(2,772)	(674,178)	(91.1)
Kirby Corp.	(346)	(21,950)	(3.0)
Kite Realty Group Trust	(5,222)	(103,866)	(14.0)
Kroger Co.	(11,576)	(537,589)	(72.7)
L3Harris Technologies, Inc.	(1,385)	(332,358)	(44.9)
Landstar System, Inc.	(2,741)	(429,186)	(58.0)
Lantheus Holdings, Inc.	(417)	(31,992)	(4.3)
Lattice Semiconductor Corp.	(1,284)	(78,966)	(10.7)
Leggett & Platt, Inc.	(40,025)	(1,586,591)	(214.5)
Liberty Broadband Corp.	(9,997)	(1,088,973)	(147.2)
Liberty Media Corp-Liberty SiriusXM	(339)	(13,509)	(1.8)
Littelfuse, Inc.	(1,259)	(351,097)	(47.5)
Live Nation Entertainment, Inc.	(2,744)	(257,909)	(34.9)
Loews Corp.	(15,564)	(906,603)	(122.6)
Louisiana-Pacific Corp.	(2,966)	(188,727)	(25.5)
Lumentum Holdings, Inc.	(762)	(68,931)	(9.3)
LyondellBasell Industries NV, Class A	(12,482)	(1,112,396)	(150.4)
M&T Bank Corp.	(736)	(130,603)	(17.7)
Magnolia Oil & Gas Corp.	(21,857)	(527,409)	(71.3)
Marathon Petroleum Corp.	(2,204)	(202,019)	(27.3)
Maravai LifeSciences Holdings, Inc.	(6,816)	(177,829)	(24.0)
Markel Corp.	(746)	(967,666)	(130.8)
Marqeta, Inc.	(35,857)	(343,869)	(46.5)
Marriott Vacations Worldwide Corp.	(701)	(95,981)	(13.0)
MasterCard, Inc.	(438)	(154,960)	(20.9)
Matador Resources Co.	(10,032)	(579,649)	(78.4)
Maximus, Inc.	(13,725)	(917,516)	(124.0)
McKesson Corp.	(3,843)	(1,312,692)	(177.4)
MDU Resources Group, Inc.	(31,929)	(912,212)	(123.3)
Medpace Holdings, Inc.	(286)	(48,486)	(6.6)

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Meritage Homes Corp.	(2,964)	$(261,721)	(35.4)%
MetLife, Inc.	(11,868)	(750,651)	(101.5)
MGM Resorts International	(12,933)	(423,297)	(57.2)
Microchip Technology, Inc.	(9,704)	(668,217)	(90.3)
Moderna, Inc.	(1,654)	(271,405)	(36.7)
Monster Beverage Corp.	(3,789)	(377,460)	(51.0)
Morgan Stanley	(223)	(18,799)	(2.5)
Motorola Solutions, Inc.	(6,544)	(1,561,333)	(211.1)
MSC Industrial Direct Co., Inc.	(12,810)	(1,058,875)	(143.1)
Nasdaq, Inc.	(4,644)	(840,100)	(113.6)
Natera, Inc.	(3,817)	(179,399)	(24.3)
National Fuel Gas Co.	(10,019)	(724,774)	(98.0)
National Retail Properties, Inc.	(6,204)	(295,372)	(39.9)
nCino, Inc.	(19,658)	(634,757)	(85.8)
NCR Corp.	(13,980)	(453,651)	(61.3)
NetApp, Inc.	(393)	(28,033)	(3.8)
New Fortress Energy, Inc.	(17,286)	(846,495)	(114.4)
New Residential Investment Corp.	(96,963)	(1,057,866)	(143.0)
News Corp., Class A	(14,627)	(250,707)	(33.9)
Nexstar Broadcasting Group, Inc., Class A	(438)	(82,506)	(11.2)
NextEra Energy, Inc.	(13,231)	(1,117,887)	(151.1)
NiSource, Inc.	(8,931)	(271,502)	(36.7)
Nordson Corp.	(464)	(107,179)	(14.5)
Norfolk Southern Corp.	(1,851)	(464,916)	(62.8)
Northern Trust Corp.	(8,720)	(870,082)	(117.6)
NortonLifeLock, Inc.	(2,085)	(51,145)	(6.9)
Nucor Corp.	(5,557)	(754,641)	(102.0)
Oak Street Health, Inc.	(27,582)	(798,499)	(107.9)
OGE Energy Corp.	(16,324)	(670,590)	(90.6)
Olaplex Holdings, Inc.	(22,807)	(392,280)	(53.0)
Old Republic International Corp.	(28,521)	(663,684)	(89.7)
Olin Corp.	(3,665)	(191,570)	(25.9)
Omnicell, Inc.	(1,675)	(184,451)	(24.9)
Omnicom Group, Inc.	(22,078)	(1,541,928)	(208.4)
ON Semiconductor Corp.	(13,857)	(925,370)	(125.1)
ONE Gas, Inc.	(1,721)	(146,182)	(19.8)
OneMain Holdings, Inc.	(7,891)	(293,545)	(39.7)
Onto Innovation, Inc.	(13,372)	(1,113,219)	(150.5)
Opendoor Technologies, Inc.	(49,020)	(240,688)	(32.5)
Option Care Health, Inc.	(415)	(13,944)	(1.9)
Oracle Corp.	(7,571)	(589,327)	(79.7)
O’Reilly Automotive, Inc.	(563)	(396,121)	(53.5)
Oshkosh Corp.	(2,927)	(252,015)	(34.1)
Ovintiv, Inc.	(7,461)	(380,464)	(51.4)
Owens Corning	(1,931)	(179,081)	(24.2)
PACCAR, Inc.	(6,466)	(591,768)	(80.0)
Palantir Technologies, Inc.	(43,875)	(454,106)	(61.4)
Parker-Hannifin Corp.	(1,193)	(344,884)	(46.6)
Paychex, Inc.	(2,221)	(284,910)	(38.5)
PDC Energy, Inc.	(1,924)	(126,388)	(17.1)
Peloton Interactive, Inc., Class A	(26,563)	(252,083)	(34.1)
Performance Food Group Co.	(5,224)	(259,685)	(35.1)
PerkinElmer, Inc.	(3,924)	(601,039)	(81.2)
Pfizer, Inc.	(11,139)	(562,631)	(76.1)
PG&E Corp.	(27,840)	(302,342)	(40.9)
Phillips 66	(5,401)	(480,689)	(65.0)
Phillips Edison & Co., Inc.	(8,483)	(288,761)	(39.0)
Pinnacle Financial Partners, Inc.	(1,326)	(104,887)	(14.2)
Pinnacle West Capital Corp.	(2,208)	(162,222)	(21.9)
Pinterest, Inc., Class A	(19,914)	(387,925)	(52.4)
Pioneer Natural Resources Co.	(8,739)	(2,070,706)	(279.9)
Plug Power, Inc.	(34,989)	(746,665)	(100.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Post Holdings, Inc.	(6,218)	$(540,593)	(73.1)%
PPG Industries, Inc.	(1,234)	(159,544)	(21.6)
PPL Corp.	(21,300)	(619,404)	(83.7)
Primo Water Corp.	(36,983)	(488,081)	(66.0)
Principal Financial Group, Inc.	(11,358)	(760,305)	(102.8)
Procore Technologies, Inc.	(19,482)	(1,007,219)	(136.2)
Procter & Gamble Co.	(10,768)	(1,495,783)	(202.2)
Progyny, Inc.	(10,601)	(323,649)	(43.7)
Prosperity Bancshares, Inc.	(46,578)	(3,450,964)	(466.5)
Prudential Financial, Inc.	(34,877)	(3,487,351)	(471.4)
Pure Storage, Inc., Class A	(1,242)	(35,211)	(4.8)
PVH Corp.	(2,630)	(162,850)	(22.0)
QUALCOMM, Inc.	(3,914)	(567,765)	(76.7)
Qualtrics International, Inc., Class A	(25,414)	(324,028)	(43.8)
R1 RCM, Inc.	(31,563)	(789,075)	(106.7)
Rapid7, Inc.	(3,450)	(220,696)	(29.8)
Raymond James Financial, Inc.	(141)	(13,884)	(1.9)
Rayonier, Inc.	(10,641)	(401,698)	(54.3)
Raytheon Technologies Corp.	(959)	(89,388)	(12.1)
RBC Bearings, Inc.	(5,699)	(1,344,964)	(181.8)
Red Rock Resorts, Inc., Class A	(4,775)	(187,801)	(25.4)
Regal Rexnord Corp.	(6,950)	(933,385)	(126.2)
Regions Financial Corp.	(8,727)	(184,838)	(25.0)
Republic Services Inc.	(1,571)	(217,835)	(29.4)
Robert Half International, Inc.	(1,468)	(116,178)	(15.7)
Roper Technologies Inc.	(1,704)	(744,086)	(100.6)
RPM International, Inc.	(2,394)	(216,418)	(29.3)
Scotts Miracle-Gro Co.	(416)	(37,003)	(5.0)
Seagate Technology Holdings PLC	(3,543)	(283,369)	(38.3)
SeaWorld Entertainment, Inc.	(11,156)	(532,476)	(72.0)
SEI Investments Co.	(14,368)	(795,412)	(107.5)
Sempra Energy	(10,232)	(1,696,466)	(229.3)
Sensata Technologies Holding PLC	(5,734)	(254,991)	(34.5)
SentinelOne, Inc., Class A	(25,892)	(643,416)	(87.0)
Shift4 Payments, Inc., Class A	(5,807)	(211,549)	(28.6)
Signature Bank	(972)	(180,374)	(24.4)
Simon Property Group, Inc.	(11,485)	(1,247,730)	(168.7)
Sims Ltd.	(17,253)	(179,414)	(24.3)
SiTime Corp.	(1,456)	(270,787)	(36.6)
Skechers USA, Inc., Class A	(6,526)	(247,727)	(33.5)
SL Green Realty Corp.	(14,596)	(724,691)	(98.0)
SLM Corp.	(13,236)	(206,482)	(27.9)
Smartsheet, Inc., Class A	(6,188)	(186,011)	(25.1)
Snowflake, Inc., Class A	(3,080)	(461,723)	(62.4)
Sonoco Products Co.	(8,395)	(532,999)	(72.0)
South State Corp.	(5,950)	(504,381)	(68.2)
Southwest Airlines Co.	(27,248)	(1,038,694)	(140.4)
Southwestern Energy Co.	(16,250)	(114,725)	(15.5)
Spirit AeroSystems Holdings, Inc., Class A	(1,648)	(54,087)	(7.3)
Spirit Realty Capital, Inc.	(19,524)	(865,694)	(117.0)
SS&C Technologies Holdings, Inc.	(12,827)	(758,974)	(102.6)
Stanley Black & Decker, Inc.	(2,194)	(213,542)	(28.9)
Starwood Property Trust, Inc.	(36,285)	(857,052)	(115.9)
State Street Corp.	(6,252)	(444,142)	(60.0)
Steel Dynamics, Inc.	(6,063)	(472,186)	(63.8)
STERIS PLC	(2,348)	(529,826)	(71.6)
STORE Capital Corp.	(5,403)	(156,795)	(21.2)
Stryker Corp.	(1,987)	(426,708)	(57.7)
Sunrun, Inc.	(16,260)	(531,539)	(71.9)
SVB Financial Group	(940)	(379,337)	(51.3)
Synaptics, Inc.	(382)	(55,371)	(7.5)
Synovus Financial Corp.	(16,167)	(652,823)	(88.2)

73

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
T Rowe Price Group, Inc.	(4,488)	$(554,133)	(74.9)%
Tapestry, Inc.	(5,762)	(193,776)	(26.2)
Target Corp.	(6,313)	(1,031,418)	(139.4)
TD SYNNEX Corp.	(6,902)	(693,099)	(93.7)
Teledyne Technologies, Inc.	(6,558)	(2,566,801)	(347.0)
Tenet Healthcare Corp.	(11,728)	(775,455)	(104.8)
Terreno Realty Corp.	(13,135)	(822,908)	(111.2)
Texas Pacific Land Corp.	(153)	(280,579)	(37.9)
Thor Industries, Inc.	(4,376)	(369,028)	(49.9)
TJX Cos., Inc.	(26,030)	(1,591,995)	(215.2)
Toast, Inc., Class A	(2,381)	(38,048)	(5.1)
Toro Co.	(5,998)	(515,768)	(69.7)
Trade Desk, Inc., Class A	(8,582)	(386,190)	(52.2)
Tradeweb Markets, Inc., Class A	(11,360)	(801,107)	(108.3)
TransUnion	(7,329)	(580,677)	(78.5)
Travelers Cos., Inc.	(5,489)	(871,104)	(117.8)
Trimble, Inc.	(2,854)	(198,153)	(26.8)
Truist Financial Corp.	(13,773)	(695,123)	(94.0)
Twitter, Inc.	(4,750)	(197,647)	(26.7)
Tyson Foods, Inc., Class A	(7,681)	(676,005)	(91.4)
U.S. Foods Holding Corp.	(1,065)	(33,548)	(4.5)
Uber Technologies, Inc.	(26,271)	(616,055)	(83.3)
UFP Industries, Inc.	(4,935)	(455,056)	(61.5)
UGI Corp.	(1,829)	(78,940)	(10.7)
UiPath, Inc., Class A	(19,456)	(356,628)	(48.2)
Ulta Beauty, Inc.	(1,695)	(659,202)	(89.1)
Union Pacific Corp.	(9,199)	(2,090,933)	(282.6)
United Bankshares, Inc.	(2,292)	(88,792)	(12.0)
UnitedHealth Group, Inc.	(4,102)	(2,224,679)	(300.7)
Unity Software, Inc.	(814)	(30,435)	(4.1)
Univar Solutions, Inc.	(14,292)	(386,456)	(52.2)
Universal Health Services, Inc., Class B	(3,872)	(435,484)	(58.9)
Unum Group	(3,173)	(102,139)	(13.8)
Vail Resorts, Inc.	(1,163)	(275,782)	(37.3)
Valley National Bancorp	(34,607)	(404,556)	(54.7)
Valmont Industries, Inc.	(998)	(270,937)	(36.6)
Ventas, Inc.	(7,198)	(387,108)	(52.3)
Vontier Corp.	(4,643)	(119,789)	(16.2)
Vornado Realty Trust	(25,351)	(770,417)	(104.1)
Voya Financial, Inc.	(908)	(54,625)	(7.4)
Walgreens Boots Alliance, Inc.	(3,278)	(129,874)	(17.6)
Walt Disney Co.	(10,458)	(1,109,594)	(150.0)
Warner Bros Discovery, Inc.	(35,316)	(529,740)	(71.6)
Warner Music Group Corp., Class A	(8,590)	(257,700)	(34.8)
Wayfair, Inc., Class A	(3,253)	(175,369)	(23.7)
Webster Financial Corp.	(9,381)	(435,747)	(58.9)
WEC Energy Group, Inc.	(2,575)	(267,311)	(36.1)
Wendy’s Co.	(21,165)	(445,100)	(60.2)
WESCO International, Inc.	(3,031)	(387,483)	(52.4)
Western Alliance Bancorp	(218)	(16,651)	(2.3)
Western Digital Corp.	(2,567)	(126,040)	(17.0)
Westlake Chemical Corp.	(3,134)	(305,064)	(41.2)
WEX, Inc.	(1,207)	(200,615)	(27.1)
Weyerhaeuser Co.	(43,195)	(1,568,842)	(212.1)
Williams-Sonoma, Inc.	(6,934)	(1,001,408)	(135.4)
WillScot Mobile Mini Holdings Corp.	(21,467)	(828,841)	(112.0)
Wolfspeed, Inc.	(3,116)	(259,563)	(35.1)
Woodward, Inc.	(9,952)	(1,041,974)	(140.9)
Workiva, Inc.	(2,941)	(192,635)	(26.0)
WR Berkley Corp.	(10,859)	(679,013)	(91.8)
WW Grainger, Inc.	(823)	(447,325)	(60.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Wyndham Hotels & Resorts, Inc.	(1,304)	$(90,511)	(12.2)%
Wynn Resorts Ltd.	(2,841)	(180,347)	(24.4)
YETI Holdings, Inc.	(4,454)	(226,130)	(30.6)
Ziff Davis, Inc.	(1,095)	(89,670)	(12.1)
Zimmer Biomet Holdings, Inc.	(6,852)	(756,392)	(102.2)
Zions Bancorp NA	(1,800)	(98,190)	(13.3)
ZoomInfo Technologies, Inc., Class A	(26,610)	(1,008,253)	(136.3)
Zurn Water Solutions Corp.	(2,464)	(71,333)	(9.6)

		(236,874,498)

Uruguay
Globant SA	(751)	(149,629)	(20.2)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(424)	(27,086)	(3.7)
Sartorius AG	(504)	(225,439)	(30.5)

Rights

Germany
ACS Actividades de Construccion	(64,757)	(93,221)	(12.6)

Total Reference Entity — Short		(419,186,718)

Net Value of Reference Entity — Goldman Sachs & Co.		$739,774

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	64,440	$133,115	37.7%
ARB Corp. Ltd.	1,983	46,565	13.2
Arena REIT	32,021	108,700	30.8
AUB Group Ltd.	11,444	156,964	44.5
Aussie Broadband Ltd.	17,239	44,051	12.5
Australian Ethical Investment Ltd.	42,877	196,850	55.8
Blackmores Ltd.	603	32,928	9.3
Centuria Industrial REIT	51,830	115,640	32.8
Charter Hall Long Wale REIT	86,858	278,585	78.9
Charter Hall Retail REIT	63,295	187,355	53.1
Charter Hall Social Infrastructure REIT	63,154	167,766	47.5
Coronado Global Resources, Inc.	19,635	19,533	5.5
Credit Corp. Group Ltd.	13,473	229,052	64.9
Dexus Industria REIT	46,278	97,785	27.7
Dicker Data Ltd.	13,655	108,181	30.6
GDI Property Group Partnership	61,579	42,338	12.0
Growthpoint Properties Australia Ltd.	13,072	34,740	9.8
GWA Group Ltd.	140,675	205,167	58.1
Imdex Ltd.	143,562	182,782	51.8
Ingenia Communities Group	14,619	47,936	13.6
Johns Lyng Group Ltd.	115,895	616,127	174.5
Jumbo Interactive Ltd.	23,535	238,510	67.6
Kogan.com Ltd.	31,744	102,749	29.1
Lifestyle Communities Ltd.	12,655	150,760	42.7
Lovisa Holdings Ltd.	1,843	23,152	6.6

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
MA Financial Group Ltd.	1,177	$5,099	1.4%
Monadelphous Group Ltd.	43,760	317,685	90.0
Nanosonics Ltd.	48,180	160,293	45.4
National Storage REIT	108,038	188,917	53.5
Netwealth Group Ltd.	5,201	47,251	13.4
Nine Entertainment Co. Holdings Ltd.	176,030	256,822	72.7
Objective Corp. Ltd.	4,574	49,117	13.9
oOh!media Ltd.	169	149	0.0
Pendal Group Ltd.	41,899	141,900	40.2
Pinnacle Investment Management Group Ltd.	68,609	487,175	138.0
PolyNovo Ltd.	34,742	40,149	11.4
PWR Holdings Ltd.	6,643	39,039	11.1
Red 5 Ltd.	29,427	5,458	1.5
Sandfire Resources Ltd.	67,132	216,645	61.4
SmartGroup Corp. Ltd.	8,721	42,253	12.0
St Barbara Ltd.	431,859	340,504	96.4
Tassal Group Ltd.	49,305	169,794	48.1
Technology One Ltd.	9,819	81,471	23.1
Waypoint REIT	107,885	198,734	56.3
Webjet Ltd.	32,382	117,987	33.4

		6,473,773

Austria
AT&S Austria Technologie & Systemtechnik AG	4,206	210,150	59.5
DO & Co. AG	124	10,360	2.9
EVN AG	8,918	210,334	59.6
Kontron AG	18,774	279,741	79.3
Oesterreichische Post AG	7,575	218,287	61.8
Palfinger AG	1,833	45,430	12.9
Porr Ag	6,646	82,564	23.4
Schoeller-Bleckmann Oilfield Equipment AG	663	37,910	10.8
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,543	58,383	16.5
Wienerberger AG	36,534	840,921	238.2

		1,994,080

Bahamas
OneSpaWorld Holdings Ltd.	15,500	111,755	31.7

Belgium
AGFA-Gevaert NV	5,137	18,586	5.3
Barco NV	5,966	156,317	44.3
Econocom Group SA	4,224	14,370	4.1
Euronav NV	16,175	220,850	62.5
Ion Beam Applications	447	7,803	2.2
Melexis NV	3,348	287,268	81.4
Shurgard Self Storage SA	15,366	792,595	224.5

		1,497,789

Bermuda
Argo Group International Holdings Ltd.	2,309	75,712	21.4
Hafnia Ltd.	51,652	183,572	52.0
SiriusPoint Ltd.	76,152	333,546	94.5

		592,830

Canada
Aecon Group, Inc.	19,217	166,576	47.2
Altius Minerals Corp.	15,520	221,671	62.8
ATLAS Corp.	1,275	14,892	4.2
Boardwalk Real Estate Investment Trust	5,128	195,581	55.4
Bombardier, Inc.	19,152	320,210	90.7
Canada Goose Holdings, Inc.	26,081	511,212	144.8
Canadian Western Bank	12,544	253,417	71.8

Security	Shares	Value	% of Basket Value

Canada (continued)
Cineplex, Inc.	9,710	$85,078	24.1%
CT Real Estate Investment Trust	16,658	221,144	62.6
Docebo Inc.	341	10,793	3.1
DREAM Unlimited Corp., Class A	656	16,905	4.8
Eldorado Gold Corp.	35,192	216,283	61.3
Endeavour Silver Corp.	1,205	4,404	1.2
Enerflex Ltd.	2,971	13,689	3.9
Enghouse Systems Ltd.	2,364	60,552	17.2
EQB, Inc.	5,280	229,210	64.9
Evertz Technologies Ltd.	6,500	73,855	20.9
First National Financial Corp.	1,829	53,532	15.2
Freehold Royalties Ltd.	88,831	1,007,244	285.3
Home Capital Group Inc.	2,497	50,972	14.4
Jamieson Wellness Inc.	2,188	63,561	18.0
Kelt Exploration Ltd.	25,127	135,000	38.2
Killam Apartment Real Estate Investment Trust	38,454	540,227	153.0
Labrador Iron Ore Royalty Corp.	2,819	62,300	17.7
MAG Silver Corp.	609	8,489	2.4
Major Drilling Group International Inc.	1,211	9,069	2.6
Morguard Corp.	3,003	259,273	73.4
Morguard North American Residential Real Estate Investment Trust	1,012	13,387	3.8
NFI Group Inc.	1,727	18,598	5.3
NorthWest Healthcare Properties Real Estate Investment Trust	4,020	41,281	11.7
Novagold Resources, Inc.	9,504	46,312	13.1
Osisko Mining, Inc.	2,519	5,587	1.6
Pason Systems, Inc.	6,193	74,381	21.1
PrairieSky Royalty Ltd.	38,904	570,853	161.7
Precision Drilling Corp.	7,029	479,084	135.7
Premium Brands Holdings Corp.	2,211	177,650	50.3
Richelieu Hardware Ltd.	1,766	53,440	15.1
Rogers Sugar, Inc.	16,751	84,635	24.0
Sandstorm Gold Ltd.	52,912	314,856	89.2
Seabridge Gold Inc.	9,829	134,860	38.2
Sierra Wireless Inc.	761	18,957	5.4
Silvercorp Metals Inc.	36,268	96,296	27.3
Slate Grocery REIT, Class U	18,370	212,599	60.2
Spin Master Corp.	202	7,529	2.1
SunOpta, Inc.	8,368	73,907	20.9
Topaz Energy Corp.	26,446	463,019	131.2
Tucows, Inc., Class A	1,215	56,218	15.9
Westshore Terminals Investment Corp.	274	7,260	2.1

		7,755,848

China
Stadler Rail AG	1,200	38,864	11.0

Denmark
ALK-Abello A/S	9,999	199,637	56.6
D/S Norden A/S	3,731	162,812	46.1
FLSmidth & Co. A/S	4,286	117,725	33.3
NKT A/S	413	21,160	6.0
Per Aarsleff Holding A/S	4,983	153,247	43.4
Spar Nord Bank A/S	1,107	12,684	3.6

		667,265

Faeroe Islands
Bakkafrost P/F	204	14,222	4.0

Finland
Cargotec OYJ	11,173	395,154	111.9
Konecranes OYJ	5,570	149,548	42.4

75

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland (continued)
Musti Group OYJ	2,276	$47,173	13.4%
Rovio Entertainment OYJ	1,327	9,000	2.5
Tokmanni Group Corp.	5,815	76,492	21.7
Uponor OYJ	10,714	161,302	45.7
YIT OYJ	50,589	172,085	48.7

		1,010,754

France
Alten SA	3,847	521,038	147.6
Cie des Alpes	1,777	31,199	8.8
Coface SA	15,077	157,899	44.7
Elior Group SA	21,330	69,316	19.6
Esker SA	860	129,182	36.6
Guerbet	1	21	0.0
ID Logistics Group	768	248,669	70.4
Imerys SA	4,880	165,366	46.8
Interparfums SA	12,530	628,609	178.1
Korian SA	3,677	54,406	15.4
Manitou BF SA	4,598	87,408	24.8
Nexans SA	1,838	176,530	50.0
Nexity SA	9,806	240,979	68.3
Pharmagest Interactive	83	7,231	2.1
SES-imagotag SA	965	93,739	26.6
SMCP SA	33,193	180,731	51.2
Vicat SA	18,556	483,788	137.0
Vilmorin & Cie SA	522	21,580	6.1
Virbac SA	97	35,827	10.2

		3,333,518

Germany
Adesso SE	1,055	182,784	51.8
Atoss Software AG	291	45,918	13.0
Bank of Georgia Group PLC	11,069	203,006	57.5
Bilfinger SE	11,827	357,383	101.2
CANCOM SE	5,863	200,426	56.8
CropEnergies AG	652	9,608	2.7
Datagroup SE	720	54,886	15.6
Dermapharm Holding SE	1,261	71,043	20.1
Deutsche Pfandbriefbank AG	25,301	233,866	66.2
Deutz AG	32,974	137,663	39.0
Duerr AG	5,825	144,825	41.0
Eckert & Ziegler Strahlen- und Medizintechnik AG .	4,988	221,182	62.7
Elmos Semiconductor AG	176	8,524	2.4
ElringKlinger AG	11,418	91,387	25.9
Energiekontor AG	100	9,814	2.8
flatexDEGIRO AG	5,841	59,410	16.8
GFT Technologies SE	3,798	171,650	48.6
Heidelberger Druckmaschinen AG	6,142	9,427	2.7
Hensoldt AG	11,562	296,444	84.0
Hypoport AG	641	133,233	37.7
Krones AG	3,620	315,411	89.3
MLP SE	34,066	199,154	56.4
Nagarro SE	1,257	147,418	41.8
Norma Group SE	4,255	79,381	22.5
Pfeiffer Vacuum Technology AG	613	96,922	27.5
Sirius Real Estate Ltd.	58,848	68,499	19.4
SMA Solar Technology AG	3,687	201,171	57.0
Software AG	1,495	40,390	11.4
Steico SE	904	73,880	20.9

Security	Shares	Value	% of Basket Value

Germany (continued)
Suedzucker AG	1,861	$26,254	7.4%
TAG Immobilien AG	1,903	21,074	6.0
TBC Bank Group PLC	1,147	19,276	5.5
Vitesco Technologies Group AG	6,313	343,358	97.3

		4,274,667

Hong Kong
EC Healthcare	127,000	109,172	30.9
Health & Happiness H&H International Holdings Ltd.	193,000	232,086	65.7
Luk Fook Holdings International Ltd.	55,000	134,290	38.0
Melco Resorts & Entertainment Ltd.	23,827	122,709	34.8
Nissin Foods Co. Ltd.	64,000	46,530	13.2
SA Sa International Holdings Ltd.	2,584,000	427,801	121.2
SmarTone Telecommunications Holdings Ltd.	16,000	8,353	2.4
Texhong Textile Group Ltd.	47,000	43,741	12.4

		1,124,682

Indonesia
Bumitama Agri Ltd.	157,900	68,582	19.4

Ireland
Cimpress PLC	4,054	162,930	46.2
Dalata Hotel Group PLC	19,896	73,311	20.8
Grafton Group PLC	44,677	462,115	130.9
Keywords Studios PLC	10,326	317,461	89.9
Origin Enterprises PLC	44,035	178,767	50.6
Prothena Corp. PLC	5,382	167,165	47.4
Uniphar PLC	19,790	65,432	18.5

		1,427,181

Israel
Cognyte Software Ltd.	16,340	73,693	20.9
Hilan Ltd.	346	20,160	5.7
Israel Canada T.R Ltd.	6,449	24,909	7.0
Isras Investment Co. Ltd.	345	68,278	19.3
Matrix IT Ltd.	559	14,206	4.0
Neto Malinda Trading Ltd.	1,446	54,566	15.5
Nova Measuring Instruments Ltd.	548	58,199	16.5
One Software Technologies Ltd.	1,161	19,068	5.4
Radware Ltd.	4,069	94,116	26.7
Summit Real Estate Holdings Ltd.	375	6,833	1.9
Taboola.com Ltd.	14,151	37,076	10.5
Tadiran Holdings Ltd.	46	7,117	2.0
YH Dimri Construction & Development Ltd.	769	64,157	18.2

		542,378

Italy
Biesse SpA	7,104	101,306	28.7
Brunello Cucinelli SpA	16,113	936,469	265.3
Datalogic SpA	5,819	45,349	12.8
El.En. SpA	5,014	75,296	21.3
Iren SpA	2,891	5,448	1.5
Maire Tecnimont SpA	57,498	159,677	45.2
OVS SpA	129,706	208,616	59.1
Pharmanutra SpA	536	36,891	10.5
Sanlorenzo SpA/Ameglia	1,782	62,039	17.6
Sesa SpA	4,439	630,058	178.5
Tinexta SpA	16,311	406,176	115.1

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Webuild SpA	211,324	$326,139	92.4%
Wiit SpA	2,657	54,448	15.4

		3,047,912

Japan
Adastria Co. Ltd.	36,700	551,155	156.1
Aeon Delight Co. Ltd.	24,500	530,248	150.2
Ai Holdings Corp.	19,800	250,650	71.0
Anicom Holdings Inc.	70,500	361,995	102.5
AOKI Holdings, Inc.	85,800	422,407	119.7
Arata Corp.	4,200	129,834	36.8
Arcland Service Holdings Co. Ltd.	27,400	438,289	124.2
Arcs Co. Ltd.	3,400	54,183	15.3
ARTERIA Networks Corp.	19,400	185,272	52.5
Avex Group Holdings Inc.	26,300	301,496	85.4
Belc Co. Ltd.	8,600	355,640	100.7
Bell System24 Holdings, Inc.	19,200	222,650	63.1
Belluna Co. Ltd.	32,500	189,955	53.8
Bengo4.com, Inc.	10,000	288,410	81.7
Bunka Shutter Co. Ltd.	10,800	83,833	23.7
Canon Electronics, Inc.	14,900	186,506	52.8
Change, Inc.	500	7,574	2.1
Chudenko Corp.	1,800	28,906	8.2
CI Takiron Corp.	88,700	372,114	105.4
Comture Corp.	18,300	413,249	117.1
Create SD Holdings Co. Ltd.	6,300	145,934	41.3
Cybozu, Inc.	15,700	135,666	38.4
Daiho Corp.	3,900	125,327	35.5
Daiken Corp.	11,200	164,133	46.5
Daiseki Co. Ltd.	25,700	763,984	216.4
Digital Arts, Inc.	9,600	475,217	134.6
Dip Corp.	8,600	231,014	65.4
Direct Marketing MiX, Inc.	10,200	158,794	45.0
Doshisha Co. Ltd.	33,100	393,315	111.4
Doutor Nichires Holdings Co. Ltd.	26,000	324,951	92.0
Earth Corp.	1,000	40,136	11.4
EDION Corp.	7,600	71,653	20.3
Eiken Chemical Co. Ltd.	1,200	17,751	5.0
Eizo Corp.	300	8,391	2.4
Elan Corp.	4,500	39,876	11.3
en-japan, Inc.	52,300	821,951	232.8
FCC Co. Ltd.	67,500	718,727	203.6
Fuji Corp/Aichi	17,200	266,551	75.5
Fuji Seal International, Inc.	45,300	524,911	148.7
Fujimi, Inc.	8,300	369,718	104.7
Fujimori Kogyo Co. Ltd.	300	8,012	2.3
Fukuoka REIT Corp.	36	46,717	13.2
FULLCAST Holdings Co. Ltd.	2,200	38,938	11.0
Funai Soken Holdings, Inc.	24,100	424,855	120.3
Fuso Chemical Co. Ltd.	6,200	158,934	45.0
Giken Ltd.	23,900	593,520	168.1
Goldcrest Co. Ltd.	25,100	341,391	96.7
Gunma Bank Ltd.	45,500	130,556	37.0
Gunze Ltd.	7,800	227,304	64.4
H2O Retailing Corp.	6,400	48,131	13.6
Halows Co. Ltd.	4,100	96,586	27.4
Hazama Ando Corp.	18,300	123,191	34.9
Heiwado Co. Ltd.	11,500	172,977	49.0
Hitachi Zosen Corp.	7,700	48,187	13.7
Hoshino Resorts REIT, Inc.	21	102,859	29.1
IBJ Leasing Co. Ltd.	7,800	194,191	55.0

Security	Shares	Value	% of Basket Value

Japan (continued)
Ichigo Office REIT Investment Corp.	13	$8,360	2.4%
IDOM, Inc.	15,900	96,651	27.4
Infocom Corp.	12,600	202,497	57.4
Infomart Corp.	123,000	434,161	123.0
Insource Co. Ltd.	500	10,580	3.0
Invincible Investment Corp.	864	271,799	77.0
Iriso Electronics Co. Ltd.	7,200	162,056	45.9
JAC Recruitment Co. Ltd.	1,800	26,570	7.5
Jafco Co. Ltd.	16,300	221,675	62.8
Japan Elevator Service Holdings Co. Ltd.	20,700	247,729	70.2
Japan Excellent, Inc.	135	128,429	36.4
Japan Lifeline Co. Ltd.	35,800	267,108	75.7
Japan Petroleum Exploration Co. Ltd.	2,300	60,689	17.2
JCU Corp.	6,600	176,951	50.1
JINS Inc.	11,600	332,159	94.1
Kanamoto Co. Ltd.	18,800	289,462	82.0
Kanematsu Corp.	4,700	48,994	13.9
KeePer Technical Laboratory Co. Ltd.	400	10,745	3.0
Keihanshin Building Co. Ltd.	2,100	20,662	5.9
Kissei Pharmaceutical Co. Ltd.	9,300	197,171	55.9
Kitz Corp.	1,500	7,922	2.2
KOMEDA Holdings Co. Ltd.	24,400	418,195	118.5
Konoike Transport Co. Ltd.	21,900	212,589	60.2
Koshidaka Holdings Co. Ltd.	1,200	6,746	1.9
Kumagai Gumi Co. Ltd.	24,300	517,022	146.5
Kumiai Chemical Industry Co. Ltd.	7,100	53,109	15.0
Kura Sushi, Inc.	12,000	291,299	82.5
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,500	202,043	57.2
Kyoritsu Maintenance Co. Ltd.	1,900	73,183	20.7
Life Corp.	25,600	496,226	140.6
LITALICO, Inc.	6,800	128,922	36.5
M&A Capital Partners Co. Ltd.	3,100	86,883	24.6
Maeda Kosen Co. Ltd.	11,200	261,696	74.1
Mandom Corp.	13,500	164,816	46.7
Maruzen Showa Unyu Co. Ltd.	1,400	34,499	9.8
Matsuda Sangyo Co. Ltd.	4,600	70,077	19.9
Maxell Ltd.	1,400	14,644	4.1
Megachips Corp.	4,300	107,725	30.5
Megmilk Snow Brand Co. Ltd.	8,800	122,523	34.7
Milbon Co. Ltd.	11,100	447,664	126.8
Mirait Holdings Corp.	18,400	229,820	65.1
Mitsubishi Pencil Co. Ltd.	12,200	129,989	36.8
Mitsubishi Research Institute, Inc.	1,400	46,252	13.1
Mitsuboshi Belting Ltd.	3,100	75,229	21.3
Mitsui DM Sugar Holdings Co. Ltd.	15,900	226,914	64.3
Mixi, Inc.	17,100	301,018	85.3
Mochida Pharmaceutical Co. Ltd.	3,400	83,470	23.6
Monogatari Corp.	4,300	189,375	53.6
Morita Holdings Corp.	21,900	221,953	62.9
Nakanishi, Inc.	11,900	223,959	63.4
Nextage Co. Ltd.	5,800	128,291	36.3
Nichicon Corp.	800	7,675	2.2
Nichiha Corp.	4,200	86,767	24.6
Nichi-Iko Pharmaceutical Co. Ltd.	10,000	27,023	7.7
Nihon Parkerizing Co. Ltd.	16,800	121,043	34.3
Nippon Ceramic Co. Ltd.	7,500	118,005	33.4
Nippon Gas Co. Ltd.	5,100	76,574	21.7
Nippon Paper Industries Co. Ltd.	25,300	183,479	52.0
Nippon Parking Development Co. Ltd.	5,300	6,738	1.9
NIPPON REIT Investment Corp.	43	121,175	34.3
Nippon Soda Co. Ltd.	3,100	98,007	27.8

77

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Suisan Kaisha Ltd.	15,900	$71,582	20.3%
Nitto Kogyo Corp.	17,900	348,573	98.7
Nomura Co. Ltd.	41,800	277,437	78.6
Noritsu Koki Co. Ltd.	2,600	46,571	13.2
NS United Kaiun Kaisha Ltd.	1,700	51,180	14.5
NSD Co. Ltd.	3,000	56,354	16.0
NTT UD REIT Investment Corp.	8	9,166	2.6
Obara Group, Inc.	15,900	358,874	101.7
Oiles Corp.	16,900	203,148	57.5
Okamura Corp.	23,200	231,536	65.6
Oki Electric Industry Co. Ltd.	84,900	490,525	139.0
Okinawa Cellular Telephone Co.	2,000	81,429	23.1
Okumura Corp.	9,800	217,857	61.7
Osaka Organic Chemical Industry Ltd.	11,300	212,339	60.2
Outsourcing, Inc.	10,900	98,053	27.8
Prestige International Inc.	130,800	680,794	192.8
Relia, Inc.	900	7,507	2.1
Saizeriya Co. Ltd.	8,100	164,666	46.6
Sakai Moving Service Co. Ltd.	6,600	245,258	69.5
Samty Residential Investment Corp.	8	7,631	2.2
Sato Holdings Corp.	16,600	248,471	70.4
Seiren Co. Ltd.	16,000	244,392	69.2
Sekisui Jushi Corp.	1,000	13,069	3.7
Seria Co. Ltd.	31,100	619,477	175.5
Shibaura Machine Co. Ltd.	1,500	32,108	9.1
Shizuoka Gas Co. Ltd.	12,900	91,533	25.9
Shoei Co. Ltd.	14,300	614,096	174.0
Siix Corp.	31,300	228,275	64.7
Sosei Group Corp.	13,500	145,743	41.3
S-Pool, Inc.	51,700	428,021	121.2
Strike Co. Ltd.	18,000	528,620	149.7
Sumitomo Densetsu Co. Ltd.	3,600	72,250	20.5
Sumitomo Mitsui Construction Co. Ltd.	82,000	278,698	78.9
Sumitomo Osaka Cement Co. Ltd.	7,100	187,605	53.1
Sumitomo Warehouse Co. Ltd.	6,100	96,270	27.3
Systena Corp.	16,800	57,612	16.3
Taikisha Ltd.	7,800	193,068	54.7
Takara Leben Real Estate Investment Corp.	24	20,893	5.9
Takasago Thermal Engineering Co. Ltd.	5,900	75,043	21.3
Takuma Co. Ltd.	20,900	221,116	62.6
Toa Corp/Tokyo	7,500	146,402	41.5
Toho Titanium Co. Ltd.	11,100	187,066	53.0
Tokai Corp/Gifu	12,700	170,158	48.2
Tokai Rika Co. Ltd.	800	8,804	2.5
Token Corp.	4,000	267,137	75.7
Tokuyama Corp.	5,700	77,060	21.8
Tokyotokeiba Co. Ltd.	8,000	247,805	70.2
Tokyu Construction Co. Ltd.	39,600	187,836	53.2
Tokyu REIT, Inc.	77	112,572	31.9
Toridoll Holdings Corp.	4,000	77,702	22.0
Tosei Corp.	32,900	315,962	89.5
Tosho Co. Ltd.	11,600	120,590	34.2
Totetsu Kogyo Co. Ltd.	9,400	168,228	47.7
Towa Pharmaceutical Co. Ltd.	2,500	47,564	13.5
Toyo Construction Co. Ltd.	3,800	24,789	7.0
Toyo Ink SC Holdings Co. Ltd.	18,500	269,635	76.4
Toyobo Co. Ltd.	10,500	81,611	23.1
Tri Chemical Laboratories Inc.	15,100	257,167	72.8
Trusco Nakayama Corp.	47,600	677,412	191.9
Trust Tech Inc.	20,700	248,404	70.4
TV Asahi Holdings Corp.	15,200	170,736	48.4

Security	Shares	Value	% of Basket Value

Japan (continued)
United Arrows Ltd.	3,700	$49,010	13.9%
Universal Entertainment Corp.	7,700	83,793	23.7
UT Group Co. Ltd.	2,100	40,896	11.6
ValueCommerce Co. Ltd.	7,600	158,148	44.8
Vector, Inc.	6,000	54,764	15.5
Vision, Inc.	3,500	30,703	8.7
Wacoal Holdings Corp.	26,600	431,411	122.2
Wacom Co. Ltd.	17,100	112,191	31.8
Wakita & Co. Ltd.	22,400	185,672	52.6
Weathernews Inc.	2,400	140,180	39.7
Workman Co. Ltd.	4,700	225,801	64.0
YA-MAN Ltd.	6,900	80,576	22.8
Yellow Hat Ltd.	23,800	311,370	88.2
Yokogawa Bridge Holdings Corp.	30,900	446,557	126.5
Yuasa Trading Co. Ltd.	10,100	274,266	77.7
Yurtec Corp.	45,800	250,594	71.0
Zenrin Co. Ltd.	1,100	7,650	2.2
Zojirushi Corp.	5,700	63,279	17.9
Zuken, Inc.	18,000	459,488	130.2

		39,091,531

Jersey
Centamin PLC	484,082	489,442	138.6

Luxembourg
Millicom International Cellular SA, SDR, SDR	57,638	906,304	256.7
Orion Engineered Carbons SA	458	7,919	2.3
Perimeter Solutions SA	14,986	173,088	49.0
SES SA	1,009	7,615	2.2

		1,094,926

Netherlands
Arcadis NV	1,333	49,288	14.0
Basic-Fit NV	5,479	222,216	62.9
TomTom NV	11,208	101,317	28.7
uniQure NV	9,191	232,992	66.0
Wereldhave NV	4,873	73,821	20.9

		679,634

New Zealand
a2 Milk Co. Ltd.	30,476	95,762	27.1

Norway
Borregaard ASA	14,721	264,253	74.9
Elkem ASA	28,928	118,529	33.6
FLEX Liquified Natural Gas Ltd.	4,750	150,637	42.7
Grieg Seafood ASA	780	11,977	3.4
Scatec ASA	40,446	482,964	136.8
Selvaag Bolig ASA	6,026	25,593	7.2
SpareBank 1 Nord Norge	868	8,397	2.4
SpareBank 1 SMN	1,301	16,682	4.7
TGS ASA	1,153	17,114	4.8
Wallenius Wilhelmsen Logistics	3,419	22,920	6.5

		1,119,066

Portugal
Altri SGPS SA	16,182	95,481	27.0
Navigator Co. SA	34,725	143,308	40.6
REN - Redes Energeticas Nacionais SGPS SA	29,920	84,589	24.0

		323,378

Puerto Rico
EVERTEC, Inc.	8,524	332,351	94.1

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Singapore
AIMS APAC REIT	66,400	$66,870	18.9%
Ascendas India Trust	48,000	40,386	11.4
Far East Hospitality Trust	129,600	60,101	17.0
First Resources Ltd.	128,100	128,252	36.3
Hour Glass Ltd.	45,000	72,452	20.5
IGG, Inc.	180,000	72,189	20.5
Parkway Life Real Estate Investment Trust	1,900	6,591	1.9
Sasseur Real Estate Investment Trust	117,800	67,421	19.1
Sheng Siong Group Ltd.	106,200	123,018	34.9

		637,280

South Africa
Mediclinic International PLC	19,189	113,541	32.2

South Sandwich Islands
BMO Commercial Property Trust Ltd.	81,186	118,614	33.6
UK Commercial Property REIT Ltd.	720,148	676,059	191.5

		794,673

Spain
Almirall SA	14,815	143,038	40.5
Ence Energia y Celulosa SA	50,476	167,207	47.4
Laboratorios Farmaceuticos Rovi SA	4,373	228,966	64.9
Melia Hotels International SA	63,553	400,843	113.5
Miquel y Costas & Miquel SA	1	13	0.0
Pharma Mar SA	348	21,437	6.1
Unicaja Banco SA	132,211	114,363	32.4

		1,075,867

Sweden
AcadeMedia AB	33,141	163,386	46.3
AddTech AB	34,366	588,300	166.7
AFRY AB	19,788	302,159	85.6
Arjo AB	40,226	220,973	62.6
Betsson AB	25,742	177,698	50.3
Bilia AB	5,429	76,709	21.7
Biotage AB	22,790	501,342	142.0
Bufab AB	1,747	52,707	14.9
Cloetta AB, Class B	63,590	127,279	36.1
Collector AB	2,135	7,419	2.1
Corem Property Group AB	329	442	0.1
Dios Fastigheter AB	7,615	60,193	17.1
Dometic Group AB	8,515	57,746	16.4
Fabege AB	22,500	230,958	65.4
Fortnox AB	9,392	53,557	15.2
GARO AB	1,175	20,531	5.8
HMS Networks AB	2,892	137,859	39.1
Hufvudstaden AB, A Shares	5,278	72,854	20.6
JM AB	4,003	74,286	21.0
Loomis AB	774	21,825	6.2
MIPS AB	2,717	145,359	41.2
NCC AB	6,077	63,111	17.9
Nolato AB	13,251	79,741	22.6
Nyfosa AB	17,089	159,551	45.2
OX2 AB	2,013	19,797	5.6
Peab AB	31,897	217,615	61.6
Scandic Hotels Group AB	121,278	496,647	140.7
Sectra AB	5,059	92,878	26.3
SwedenCare AB	2,232	15,690	4.4
Troax Group AB	8,286	176,158	49.9

		4,414,770

Security	Shares	Value	% of Basket Value

Switzerland
Aryzta AG	121,246	$138,566	39.2%
Basilea Pharmaceutica AG	450	20,853	5.9
Bossard Holding AG	739	164,711	46.7
Burckhardt Compression Holding AG	660	298,171	84.5
Comet Holding AG	3,610	665,798	188.6
Daetwyler Holding AG	1,263	307,863	87.2
Ferrexpo PLC	9,486	17,206	4.9
Gurit Holding AG	1,220	148,635	42.1
Inficon Holding AG	317	264,556	74.9
IWG PLC	69,030	161,888	45.9
Kardex Holding AG	144	28,876	8.2
Medartis Holding AG	636	56,527	16.0
Metall Zug AG	5	10,112	2.9
Sensirion Holding AG	5,738	665,924	188.6
Sulzer AG	3,375	226,241	64.1
Swissquote Group Holding SA	745	90,573	25.6
u-Blox Holding AG	4,150	485,801	137.6
Vontobel Holding AG	130	8,551	2.4
Ypsomed Holding AG	2,009	285,141	80.8

		4,045,993

Ukraine
Network International Holdings PLC	160,589	392,695	111.2

United Arab Emirates
Borr Drilling Ltd.	16,156	58,951	16.7

United Kingdom
AJ Bell PLC	32,425	124,762	35.3
Alliance Pharma PLC	5,033	5,964	1.7
Alpha FX Group PLC	249	5,519	1.6
Ascential PLC	42,423	151,672	43.0
Babcock International Group PLC	83,425	348,892	98.8
Big Yellow Group PLC	22,753	394,688	111.8
Bodycote PLC	8,757	64,063	18.1
boohoo Group PLC	86,939	71,040	20.1
Bytes Technology Group PLC	14,854	81,984	23.2
Capital & Counties Properties PLC	87,447	158,423	44.9
Capricorn Energy PLC	55,888	149,860	42.5
Chemring Group PLC	13,571	57,434	16.3
Clarkson PLC	918	38,604	10.9
CLS Holdings PLC	19,820	48,972	13.9
Coats Group PLC	82,500	74,614	21.1
Craneware PLC	1,242	28,435	8.1
Cranswick PLC	181	7,362	2.1
Currys PLC	173,799	142,109	40.3
CVS Group PLC	19,903	417,861	118.4
Diploma PLC	13,088	439,528	124.5
Domino’s Pizza Group PLC	2,788	9,716	2.8
Dunelm Group PLC	20,938	217,702	61.7
Fevertree Drinks PLC	25,720	336,988	95.5
Gamma Communications PLC	457	6,199	1.8
GB Group PLC	36,297	224,607	63.6
Hammerson PLC	1,051,474	321,018	90.9
Helical PLC	3,803	18,062	5.1
Hill & Smith Holdings PLC	12,775	205,345	58.2
Hotel Chocolat Group Ltd.	8,237	13,843	3.9
Hunting PLC	47,670	125,393	35.5
Impax Asset Management Group PLC	6,560	57,600	16.3
IntegraFin Holdings PLC	51,736	172,379	48.8
Judges Scientific PLC	1,359	141,005	39.9
Jupiter Fund Management PLC	78,631	120,732	34.2
Kainos Group PLC	4,148	68,952	19.5

79

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Lancashire Holdings Ltd.	30,774	$167,646	47.5%
Learning Technologies Group PLC	91,943	148,918	42.2
Luceco PLC	35,780	47,553	13.5
Luxfer Holdings PLC	1,798	29,379	8.3
Micro Focus International PLC	91,644	319,252	90.4
Morgan Advanced Materials PLC	44,044	170,833	48.4
National Express Group PLC	108,613	243,337	68.9
Next Fifteen Communications Group PLC	15,711	196,718	55.7
Ninety One PLC	49,678	124,142	35.2
OSB Group PLC	4,035	25,920	7.3
Pagegroup PLC	42,837	238,429	67.5
Pets at Home Group PLC	70,339	282,222	79.9
PZ Cussons PLC	24,443	62,714	17.8
QinetiQ Group PLC	1,437	6,693	1.9
Redrow PLC	59,766	422,583	119.7
Restaurant Group PLC	578,201	358,461	101.5
RWS Holdings PLC	69,596	324,947	92.0
Safestore Holdings PLC	30,307	422,013	119.5
SIG PLC	159,924	71,169	20.2
Smart Metering Systems PLC	19,425	223,001	63.2
Softcat PLC	19,637	335,011	94.9
Spire Healthcare Group PLC	12,122	35,178	10.0
Spirent Communications PLC	47,207	162,377	46.0
SThree PLC	51,254	235,410	66.7
Team17 Group PLC	5,630	30,105	8.5
TechnipFMC PLC	30,363	245,637	69.6
Telecom Plus PLC	496	13,634	3.9
TP ICAP Group PLC	34,032	49,319	14.0
Trainline PLC	10,785	52,037	14.7
Vesuvius PLC	103,156	451,993	128.0
Virgin Money UK PLC	175,988	306,951	87.0
Watkin Jones PLC	11,666	31,255	8.9
Wickes Group PLC	50,450	83,740	23.7
Workspace Group PLC	24,465	175,843	49.8
YouGov PLC	10,210	136,149	38.6

		11,081,896

United States
1-800-Flowers.com, Inc., Class A	24,999	249,240	70.6
1st Source Corp.	1,310	63,168	17.9
2U, Inc.	3,813	37,329	10.6
8x8, Inc.	52,175	255,136	72.3
A10 Networks, Inc.	6,398	95,394	27.0
Abercrombie & Fitch Co., Class A	1,979	35,246	10.0
Acadia Pharmaceuticals, Inc.	22,314	327,793	92.9
Acadia Realty Trust	18,155	310,995	88.1
Accel Entertainment, Inc.	15,626	188,450	53.4
ACCO Brands Corp.	79,843	572,474	162.2
ACI Worldwide, Inc.	6,944	198,112	56.1
Adaptive Biotechnologies Corp.	14,529	133,086	37.7
Addus HomeCare Corp.	2,042	189,518	53.7
Adtalem Global Education, Inc.	749	30,035	8.5
AdvanSix, Inc.	2,736	107,497	30.5
Advantage Solutions, Inc.	13,500	59,940	17.0
Aerie Pharmaceuticals, Inc.	1,125	7,886	2.2
Agilysys, Inc.	448	21,638	6.1
Agios Pharmaceuticals, Inc.	3,967	85,568	24.2
Alarm.com Holdings, Inc.	2,542	179,897	51.0
Alector, Inc.	38,315	391,579	110.9
Alexander & Baldwin, Inc.	4,815	95,867	27.2
Alignment Healthcare, Inc.	4,607	67,631	19.2

Security	Shares	Value	% of Basket Value

United States (continued)
Allegiant Travel Co.	833	$96,053	27.2%
Allegro MicroSystems, Inc.	3,002	74,540	21.1
ALLETE, Inc.	1,961	121,719	34.5
Allogene Therapeutics, Inc.	7,232	93,871	26.6
Alpha Metallurgical Resources, Inc.	938	128,281	36.3
Alphatec Holdings, Inc.	2,456	18,518	5.2
Alto Ingredients, Inc.	8,769	37,707	10.7
Altra Industrial Motion Corp.	6,524	272,247	77.1
Amalgamated Financial Corp.	631	14,563	4.1
Ameresco, Inc., Class A	2,097	119,990	34.0
American Assets Trust, Inc.	7,340	221,888	62.9
American Axle & Manufacturing Holdings, Inc.	2,914	25,964	7.4
American Eagle Outfitters, Inc.	9,627	115,909	32.8
American Software, Inc., Class A	631	11,282	3.2
American Vanguard Corp.	686	16,059	4.5
American Woodmark Corp.	8,967	450,323	127.6
AMERISAFE, Inc.	2,894	131,851	37.3
Amicus Therapeutics, Inc.	11,747	117,000	33.1
Amneal Pharmaceuticals, Inc.	9,382	33,212	9.4
Amphastar Pharmaceuticals, Inc.	2,698	100,878	28.6
AnaptysBio, Inc.	1,206	25,254	7.2
Andersons, Inc.	284	10,272	2.9
AngioDynamics, Inc.	425	9,643	2.7
Anika Therapeutics, Inc.	5,113	119,440	33.8
Apogee Enterprises, Inc.	172	7,157	2.0
Arbor Realty Trust, Inc.	18,056	300,091	85.0
ArcBest Corp.	205	18,163	5.1
Arcosa, Inc.	1,503	77,495	22.0
Arcus Biosciences, Inc.	5,243	139,411	39.5
Arcutis Biotherapeutics, Inc.	462	11,208	3.2
Ares Management Corp., Class A	579	41,485	11.8
Arlo Technologies, Inc.	1,131	7,951	2.3
Armada Hoffler Properties, Inc.	27,811	394,360	111.7
Artisan Partners Asset Management, Inc., Class A	3,808	151,406	42.9
Artivion, Inc.	3,921	76,852	21.8
Arvinas, Inc.	1,040	55,234	15.6
Assetmark Financial Holdings, Inc.	31,377	595,849	168.8
Associated Banc-Corp.	29,397	590,880	167.4
Assured Guaranty Ltd.	3,424	199,927	56.6
Astec Industries, Inc.	2,566	126,068	35.7
AtriCure, Inc.	1,078	53,264	15.1
Avanos Medical, Inc.	6,638	188,320	53.3
Avaya Holdings Corp.	18,615	16,727	4.7
Avid Bioservices, Inc.	3,455	67,891	19.2
Avient Corp.	3,282	141,618	40.1
Axcelis Technologies, Inc.	2,552	179,482	50.8
Axos Financial, Inc.	3,482	145,408	41.2
AZZ, Inc.	1,381	58,748	16.6
B&G Foods, Inc.	7,953	196,519	55.7
Badger Meter, Inc.	2,838	272,987	77.3
Banc of California, Inc.	3,074	53,826	15.2
Bandwidth, Inc., Class A	7,408	123,195	34.9
Bar Harbor Bankshares	1,558	45,135	12.8
Barnes Group, Inc.	1,358	45,928	13.0
Barrett Business Services, Inc.	2,739	223,475	63.3
Berry Corp.	18,188	155,326	44.0
BGC Partners, Inc., Class A	4,319	15,764	4.5
BJ’s Restaurants, Inc.	12,132	284,738	80.7
Blackbaud, Inc.	235	14,410	4.1
Bloom Energy Corp., Class A	4,721	95,506	27.1
Boise Cascade Co.	353	24,961	7.1

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
BOK Financial Corp.	1,554	$136,799	38.8%
Boot Barn Holdings, Inc.	2,070	128,961	36.5
Bread Financial Holdings, Inc.	6,661	263,842	74.7
Bridgebio Pharma, Inc.	8,853	76,667	21.7
Brigham Minerals, Inc., Class A	3,374	89,580	25.4
Brookdale Senior Living, Inc.	66,924	322,574	91.4
Buckle, Inc.	2,205	66,591	18.9
Byline Bancorp, Inc.	7,100	173,879	49.3
Cadre Holdings, Inc.	511	12,085	3.4
Calavo Growers, Inc.	1,533	61,780	17.5
Calix, Inc.	6,486	369,961	104.8
Cal-Maine Foods, Inc.	7,126	364,210	103.2
Camden National Corp.	2,226	101,728	28.8
Cannae Holdings, Inc.	14,830	313,061	88.7
Capital City Bank Group, Inc.	19,247	623,410	176.6
Cara Therapeutics, Inc.	5,620	49,119	13.9
Cardiovascular Systems, Inc.	17,838	274,884	77.9
CareDx, Inc.	2,634	62,663	17.7
CareTrust REIT, Inc.	2,609	53,876	15.3
Carriage Services, Inc.	8,284	300,544	85.1
Casa Systems, Inc.	7,973	35,241	10.0
Catalyst Pharmaceuticals, Inc.	18,073	185,068	52.4
Cavco Industries, Inc.	206	53,105	15.0
CBIZ, Inc.	436	19,890	5.6
CBL & Associates Properties, Inc.	5,399	166,235	47.1
Centennial Resource Development, Inc., Class A	38,541	256,683	72.7
Centerspace	3,598	309,032	87.5
Central Garden & Pet Co., Class A	3,360	137,088	38.8
Century Aluminum Co.	4,068	32,097	9.1
Century Communities, Inc.	3,769	192,860	54.6
CEVA, Inc.	1,587	59,084	16.7
ChannelAdvisor Corp.	15,103	222,618	63.1
Chase Corp.	333	30,276	8.6
Chatham Lodging Trust	15,044	182,935	51.8
Cheesecake Factory, Inc.	7,755	226,679	64.2
Chefs’ Warehouse, Inc.	2,971	102,826	29.1
Chegg, Inc.	20,985	446,980	126.6
Chimera Investment Corp.	21,842	228,686	64.8
Chord Energy Corp.	298	38,216	10.8
Chuy’s Holdings, Inc.	6,045	134,380	38.1
Cinemark Holdings, Inc.	24,540	449,818	127.4
Clean Energy Fuels Corp.	36,113	234,012	66.3
Clear Channel Outdoor Holdings, Inc.	46,740	72,447	20.5
Clearwater Paper Corp.	2,848	101,674	28.8
Clearway Energy, Inc., Class A	8,167	282,007	79.9
CNO Financial Group, Inc.	39,061	732,394	207.5
Coca-Cola Consolidated, Inc.	118	60,534	17.1
Codexis, Inc.	7,310	50,147	14.2
Coeur Mining, Inc.	70,036	224,816	63.7
Cogent Communications Holdings, Inc.	3,329	212,423	60.2
Coherus Biosciences, Inc.	31,000	262,570	74.4
CommScope Holding Co., Inc.	13,630	123,079	34.9
CommVault Systems, Inc.	8,504	476,989	135.1
Compass Minerals International, Inc.	3,986	148,399	42.0
Compass, Inc., Class A	3,742	14,294	4.0
Comtech Telecommunications Corp.	2,127	24,716	7.0
ConnectOne Bancorp, Inc.	9,414	248,906	70.5
Corcept Therapeutics, Inc.	20,257	580,566	164.5
Corsair Gaming, Inc.	3,681	51,902	14.7
CorVel Corp.	288	47,488	13.5
Cowen, Inc., Class A	5,154	180,751	51.2
Cross Country Healthcare, Inc.	1,537	40,515	11.5

Security	Shares	Value	% of Basket Value

United States (continued)
CrossFirst Bankshares, Inc.	6,131	$84,117	23.8%
CSW Industrials, Inc.	266	31,779	9.0
Dave & Buster’s Entertainment, Inc.	12,920	482,691	136.7
Deciphera Pharmaceuticals, Inc.	6,299	79,934	22.6
Delek U.S. Holdings, Inc.	10,682	284,782	80.7
Deluxe Corp.	11,121	279,582	79.2
Digital Turbine, Inc.	2,743	55,052	15.6
DigitalBridge Group, Inc.	2,720	14,906	4.2
Dime Community Bancshares, Inc.	2,130	72,590	20.6
Diodes, Inc.	1,509	122,787	34.8
Diversified Healthcare Trust	17,126	29,628	8.4
Domo, Inc., Class B	624	17,478	5.0
Donegal Group, Inc., Class A	20,077	284,290	80.5
Dorian LPG Ltd.	4,287	69,106	19.6
Duckhorn Portfolio, Inc.	6,362	116,679	33.1
Ducommun, Inc.	3,095	146,517	41.5
DXP Enterprises, Inc.	8,913	303,042	85.8
Dyne Therapeutics, Inc.	11,002	115,411	32.7
Eagle Bulk Shipping, Inc.	2,914	154,238	43.7
Easterly Government Properties, Inc.	4,950	100,337	28.4
EchoStar Corp., Class A	12,636	249,687	70.7
Ecovyst, Inc.	34,295	350,838	99.4
Edgio, Inc.	7,143	18,072	5.1
Editas Medicine, Inc.	7,573	120,486	34.1
elf Beauty, Inc.	13,750	461,037	130.6
Emergent BioSolutions, Inc.	9,044	313,284	88.7
Enanta Pharmaceuticals, Inc.	8,738	481,901	136.5
Encore Wire Corp.	344	47,634	13.5
Endo International PLC	70,382	37,317	10.6
Energizer Holdings, Inc.	9,579	282,868	80.1
Energy Recovery, Inc.	13,993	311,064	88.1
EnPro Industries, Inc.	625	58,425	16.5
Ensign Group, Inc.	3,677	293,020	83.0
Equitrans Midstream Corp.	40,027	314,212	89.0
Esab Corp.	2,015	83,058	23.5
Essential Properties Realty Trust, Inc.	21,209	511,561	144.9
Ethan Allen Interiors, Inc.	15,155	348,413	98.7
European Wax Center, Inc., Class A	725	15,167	4.3
Eventbrite, Inc., Class A	10,253	95,968	27.2
Everbridge, Inc.	3,203	80,523	22.8
Everi Holdings, Inc.	19,217	369,159	104.6
Evolent Health, Inc., Class A	2,619	89,020	25.2
EW Scripps Co., Class A	24,240	345,662	97.9
eXp World Holdings, Inc.	34,715	515,865	146.1
Exponent, Inc.	5,516	554,303	157.0
Farmland Partners, Inc.	2,443	36,254	10.3
FB Financial Corp.	4,255	182,327	51.6
FibroGen, Inc.	29,002	364,845	103.3
First Advantage Corp.	9,565	134,197	38.0
First Bancshares, Inc.	19,212	557,148	157.8
First Busey Corp.	7,568	186,551	52.8
First Financial Corp.	2,926	136,703	38.7
First Foundation, Inc.	31,101	647,523	183.4
First of Long Island Corp.	3,614	65,775	18.6
Flushing Financial Corp.	8,746	188,826	53.5
Focus Financial Partners, Inc., Class A	4,545	183,754	52.1
Foot Locker, Inc.	2,887	81,904	23.2
Forrester Research, Inc.	10,488	487,587	138.1
Franklin Covey Co.	1,993	104,294	29.5
Frontdoor, Inc.	21,763	582,596	165.0
Frontier Group Holdings, Inc.	33,200	480,736	136.2
FRP Holdings, Inc.	3,217	189,803	53.8

81

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fulton Financial Corp.	7,250	$121,003	34.3%
Genco Shipping & Trading Ltd.	2,592	49,974	14.2
Getty Realty Corp.	4,025	118,094	33.5
Gibraltar Industries, Inc.	5,196	243,121	68.9
G-III Apparel Group Ltd.	7,429	164,107	46.5
Gladstone Land Corp.	5,080	137,719	39.0
Glaukos Corp.	2,689	144,803	41.0
Global Blood Therapeutics, Inc.	1,706	55,820	15.8
Gogo, Inc.	7,283	126,433	35.8
Golden Entertainment, Inc.	154	6,756	1.9
GoPro, Inc., Class A	37,273	237,056	67.2
Gossamer Bio, Inc.	2,157	24,223	6.9
Granite Construction, Inc.	4,156	124,264	35.2
Gray Television, Inc.	9,172	170,324	48.2
Green Brick Partners, Inc.	941	25,219	7.1
Greenbrier Cos., Inc.	356	11,328	3.2
Group 1 Automotive, Inc.	1,941	343,402	97.3
Gulfport Energy Corp.	2,049	188,590	53.4
H&E Equipment Services, Inc.	9,035	323,001	91.5
Hackett Group, Inc.	3,603	75,555	21.4
Hain Celestial Group, Inc.	22,448	510,692	144.7
Harmonic, Inc.	2,580	28,174	8.0
Harmony Biosciences Holdings, Inc.	2,593	131,543	37.3
Harsco Corp.	15,382	73,987	21.0
Haverty Furniture Cos., Inc.	10,034	274,229	77.7
Hawaiian Holdings, Inc.	26,385	394,720	111.8
Hawkins, Inc.	764	30,369	8.6
Heartland Express, Inc.	2,369	37,620	10.7
Heartland Financial USA, Inc.	8,255	370,649	105.0
Hecla Mining Co.	82,198	372,357	105.5
Heidrick & Struggles International, Inc.	440	13,702	3.9
Helix Energy Solutions Group, Inc.	21,254	85,866	24.3
Herbalife Nutrition Ltd.	13,830	337,590	95.6
Heritage Commerce Corp.	2,847	33,538	9.5
Heritage-Crystal Clean, Inc.	7,768	260,694	73.8
Heron Therapeutics, Inc.	3,520	9,786	2.8
Heska Corp.	1,584	144,920	41.1
Hess Midstream LP, Class A	2,314	70,392	19.9
Hilltop Holdings, Inc.	27,690	798,856	226.3
Holley, Inc.	24,978	199,574	56.5
Horizon Bancorp, Inc.	9,527	181,680	51.5
Hostess Brands, Inc.	6,014	136,037	38.5
Howard Hughes Corp.	2,032	144,048	40.8
Hub Group, Inc., Class A	2,999	229,124	64.9
Hudson Pacific Properties, Inc.	692	10,408	2.9
I3 Verticals, Inc., Class A	3,718	100,869	28.6
Ideaya Biosciences, Inc.	1,851	27,617	7.8
IDT Corp., Class B	3,997	104,042	29.5
ImmunoGen, Inc.	20,360	96,506	27.3
Impinj, Inc.	2,146	182,453	51.7
Independent Bank Corp.	17,463	366,374	103.8
Informatica, Inc., Class A	319	7,305	2.1
Ingevity Corp.	6,002	402,734	114.1
Innoviva, Inc.	34,353	492,622	139.5
Inogen, Inc.	2,145	59,674	16.9
Insmed, Inc.	2,330	51,540	14.6
Insperity, Inc.	5,059	555,175	157.3
Installed Building Products, Inc.	851	86,308	24.4
Intercept Pharmaceuticals, Inc.	9,890	126,196	35.7
International Money Express, Inc.	15,321	368,317	104.3
International Seaways, Inc.	4,598	108,743	30.8
Intrepid Potash, Inc.	1,569	71,546	20.3

Security	Shares	Value	% of Basket Value

United States (continued)
InvenTrust Properties Corp.	2,609	$74,800	21.2%
Invesco Mortgage Capital, Inc.	1,572	27,824	7.9
Invitae Corp.	8,368	15,899	4.5
iRobot Corp.	10,980	505,190	143.1
Ironwood Pharmaceuticals, Inc.	35,177	402,777	114.1
Itron, Inc.	4,828	281,955	79.9
Jackson Financial, Inc., Class A	1,607	44,209	12.5
Jamf Holding Corp.	3,784	92,481	26.2
Joint Corp.	3,849	65,818	18.6
Kadant, Inc.	140	28,539	8.1
Kaiser Aluminum Corp.	89	6,744	1.9
KAR Auction Services, Inc.	4,268	72,983	20.7
Karyopharm Therapeutics, Inc.	8,880	37,740	10.7
KB Home	2,952	96,353	27.3
Kearny Financial Corp.	2,039	23,877	6.8
Kemper Corp.	1,950	91,260	25.9
Kennametal, Inc.	10,831	290,812	82.4
Kforce, Inc.	2,176	143,290	40.6
Knowles Corp.	8,469	167,263	47.4
Kontoor Brands, Inc.	12,357	451,030	127.8
Koppers Holdings, Inc.	298	7,015	2.0
Kratos Defense & Security Solutions, Inc.	10,636	153,052	43.4
Lakeland Bancorp, Inc.	12,226	194,638	55.1
Lands’ End, Inc.	3,627	46,244	13.1
Laureate Education, Inc., Class A	14,596	172,817	49.0
LCI Industries	959	129,551	36.7
LeMaitre Vascular, Inc.	6,083	306,279	86.8
LendingClub Corp.	2,825	39,126	11.1
LendingTree, Inc.	10,037	457,486	129.6
LGI Homes, Inc.	936	105,581	29.9
Liberty Latin America Ltd., Class A	2,529	18,639	5.3
Liberty Latin America Ltd., Class C	5,384	39,519	11.2
Liberty Media Corp.-Liberty Braves, Class A	1,680	48,485	13.7
Liberty Media Corp.-Liberty Braves, Class C	2,455	67,930	19.2
Lions Gate Entertainment Corp., Class A	24,213	212,106	60.1
Lions Gate Entertainment Corp., Class B	12,286	102,097	28.9
LivePerson, Inc.	31,093	424,109	120.1
LiveRamp Holdings, Inc.	820	21,820	6.2
Lovesac Co.	264	8,226	2.3
LSB Industries, Inc.	13,162	181,767	51.5
Luther Burbank Corp.	19,216	253,459	71.8
M/I Homes, Inc.	7,708	354,645	100.5
Macerich Co.	7,678	81,464	23.1
Magnite, Inc.	1,680	12,835	3.6
Malibu Boats, Inc., Class A	11,901	743,217	210.5
Marcus & Millichap, Inc.	5,432	222,277	63.0
Marcus Corp.	33,391	548,614	155.4
MarineMax, Inc.	6,960	284,246	80.5
Marten Transport Ltd.	13,386	288,602	81.8
Masonite International Corp.	3,260	296,758	84.1
McGrath RentCorp.	592	49,941	14.1
MDC Holdings, Inc.	9,418	341,402	96.7
Medifast, Inc.	39	6,559	1.9
Mercantile Bank Corp.	1,044	36,999	10.5
Merchants Bancorp	1,787	47,284	13.4
Mercury General Corp.	2,846	119,333	33.8
Merit Medical Systems, Inc.	8,985	516,458	146.3
Metropolitan Bank Holding Corp.	747	51,827	14.7
MFA Financial, Inc.	31,135	403,510	114.3
MGE Energy, Inc.	611	49,723	14.1
Midland States Bancorp, Inc.	34,371	900,520	255.1
MidWestOne Financial Group, Inc.	5,212	162,667	46.1

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MiMedx Group, Inc.	4,959	$16,960	4.8%
Mitek Systems, Inc.	7,307	79,500	22.5
Model N, Inc.	11,030	277,074	78.5
Modine Manufacturing Co.	19,119	250,841	71.1
ModivCare, Inc.	1,970	196,606	55.7
Moelis & Co., Class A	6,458	300,814	85.2
Momentive Global, Inc.	8,845	76,509	21.7
Monarch Casino & Resort, Inc.	553	35,475	10.0
Monro, Inc.	8,166	409,525	116.0
MRC Global, Inc.	60,610	704,288	199.5
MSA Safety, Inc.	916	117,559	33.3
Nabors Industries Ltd.	2,215	315,615	89.4
Napco Security Technologies, Inc.	2,610	66,973	19.0
National Beverage Corp.	5,241	283,957	80.4
National Instruments Corp.	8,154	309,852	87.8
National Vision Holdings, Inc.	1,082	31,529	8.9
Neogen Corp.	20,131	465,630	131.9
NeoGenomics, Inc.	15,205	153,875	43.6
NETGEAR, Inc.	8,540	220,161	62.4
New York Mortgage Trust, Inc.	27,310	85,753	24.3
NewMarket Corp.	233	72,416	20.5
NexPoint Residential Trust, Inc.	18,741	1,247,026	353.2
NextGen Healthcare, Inc.	2,161	36,996	10.5
NGM Biopharmaceuticals, Inc.	17,588	254,674	72.1
NMI Holdings, Inc., Class A	21,615	409,388	116.0
Northfield Bancorp, Inc.	2,982	43,895	12.4
Northwest Natural Holding Co.	6,548	351,431	99.5
NorthWestern Corp.	5,890	326,601	92.5
NOW, Inc.	1,519	16,800	4.8
Nurix Therapeutics, Inc.	421	6,719	1.9
Oceaneering International, Inc.	8,889	94,401	26.7
Office Properties Income Trust	6,142	127,631	36.2
Old Second Bancorp, Inc.	19,259	270,589	76.6
Omega Flex, Inc.	58	6,669	1.9
Oportun Financial Corp.	3,097	28,430	8.1
Organogenesis Holdings, Inc.	7,774	44,623	12.6
Origin Bancorp, Inc.	20,463	881,341	249.7
Origin Materials, Inc.	2,431	14,294	4.0
Orthofix Medical, Inc.	4,036	103,523	29.3
Overstock.com, Inc.	8,946	259,434	73.5
Ovintiv, Inc.	6,566	335,457	95.0
Pacira BioSciences, Inc.	1,544	87,329	24.7
Pactiv Evergreen, Inc.	918	9,382	2.7
Palomar Holdings, Inc.	681	42,474	12.0
Par Pacific Holdings, Inc.	9,753	160,925	45.6
Paramount Group, Inc.	11,057	86,797	24.6
Patrick Industries, Inc.	2,482	150,707	42.7
Paya Holdings, Inc.	1,921	13,428	3.8
PC Connection, Inc.	146	6,925	2.0
Peapack-Gladstone Financial Corp.	256	8,361	2.4
Pebblebrook Hotel Trust	41,724	816,121	231.2
Pegasystems, Inc.	3,145	126,272	35.8
PennyMac Financial Services, Inc.	243	13,314	3.8
Peoples Bancorp, Inc.	17,303	535,009	151.6
Perficient, Inc.	2,631	277,623	78.6
PetIQ, Inc.	10,929	179,236	50.8
PGT Innovations, Inc.	917	20,082	5.7
Phibro Animal Health Corp., Class A	4,176	81,724	23.1
Photronics, Inc.	635	15,119	4.3
Piper Sandler Cos.,	1,085	136,927	38.8
PJT Partners, Inc., Class A	2,447	174,912	49.5
Plains GP Holdings LP, Class A	14,355	160,632	45.5

Security	Shares	Value	% of Basket Value

United States (continued)
Playa Hotels & Resorts NV	4,912	$33,696	9.5%
PowerSchool Holdings, Inc., Class A	2,243	32,322	9.2
Premier Financial Corp.	16,673	474,847	134.5
Prestige Consumer Healthcare, Inc.	5,673	342,139	96.9
Primerica, Inc.	239	30,757	8.7
Primoris Services Corp.	3,196	74,659	21.1
PROG Holdings, Inc.	5,945	109,507	31.0
ProPetro Holding Corp.	5,747	60,458	17.1
PROS Holdings, Inc.	1,316	32,071	9.1
Proto Labs, Inc.	2,427	118,656	33.6
Q2 Holdings, Inc.	10,653	467,667	132.5
QCR Holdings, Inc.	953	56,503	16.0
Quaker Chemical Corp.	3,341	541,944	153.5
Quanex Building Products Corp.	2,973	73,166	20.7
QuinStreet, Inc.	29,071	312,513	88.5
Qurate Retail, Inc., Series A	31,441	85,834	24.3
Rambus, Inc.	4,838	122,305	34.6
Ranpak Holdings Corp.	13,913	71,095	20.1
RAPT Therapeutics, Inc.	468	8,621	2.4
RE/MAX Holdings, Inc., Class A	1,731	43,864	12.4
Redfin Corp.	4,321	37,593	10.6
Redwood Trust, Inc.	13,405	116,087	32.9
Repay Holdings Corp.	4,895	65,593	18.6
Replimune Group, Inc.	2,939	56,664	16.1
Resources Connection, Inc.	490	10,515	3.0
Revance Therapeutics, Inc.	2,737	42,478	12.0
Revolution Medicines, Inc.	4,294	97,001	27.5
Revolve Group, Inc.	6,276	177,736	50.3
REX American Resources Corp.	600	57,276	16.2
Rigel Pharmaceuticals, Inc.	39,217	46,668	13.2
RLJ Lodging Trust	59,676	745,353	211.1
Rocket Pharmaceuticals, Inc.	20,501	297,265	84.2
RPT Realty	17,038	185,203	52.5
Rush Enterprises, Inc., Class A	6,250	301,188	85.3
Rush Enterprises, Inc., Class B	6,768	367,164	104.0
Ryan Specialty Holdings, Inc.	4,044	174,863	49.5
Ryerson Holding Corp.	1,715	46,991	13.3
Sabra Health Care REIT, Inc.	26,118	401,956	113.9
Sabre Corp.	21,999	135,294	38.3
Safehold, Inc.	1,751	74,663	21.1
Sage Therapeutics, Inc.	2,682	92,288	26.1
Sana Biotechnology, Inc.	7,783	51,990	14.7
Sangamo Therapeutics, Inc.	28,477	122,166	34.6
Saul Centers, Inc.	723	37,798	10.7
ScanSource, Inc.	1,245	39,778	11.3
Select Medical Holdings Corp.	14,632	433,400	122.8
Sensient Technologies Corp.	1,372	117,965	33.4
Seritage Growth Properties, Class A	3,200	38,464	10.9
Shake Shack, Inc., Class A	17,460	898,492	254.5
Shutterstock, Inc.	3,918	221,367	62.7
Shyft Group, Inc.	3,735	96,886	27.4
SIGA Technologies, Inc.	482	8,286	2.3
Simply Good Foods Co.	4,403	143,626	40.7
Simpson Manufacturing Co., Inc.	512	52,879	15.0
Simulations Plus, Inc.	541	34,705	9.8
Six Flags Entertainment Corp.	1,526	34,594	9.8
SJW Group	619	40,644	11.5
SkyWest, Inc.	19,877	480,030	136.0
Sleep Number Corp.	686	30,911	8.8
SMART Global Holdings, Inc.	6,853	134,456	38.1
Sonic Automotive, Inc., Class A	497	20,799	5.9
Sonos, Inc.	12,072	266,912	75.6

83

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
SP Plus Corp.	563	$19,288	5.5%
SpartanNash Co.	378	12,206	3.5
Sportsman’s Warehouse Holdings, Inc.	821	8,095	2.3
Sprouts Farmers Market, Inc.	24,747	684,007	193.8
SPS Commerce, Inc.	3,922	469,699	133.1
STAAR Surgical Co.	4,082	329,417	93.3
Standard Motor Products, Inc.	2,065	94,453	26.8
Standex International Corp.	530	51,452	14.6
Stitch Fix, Inc., Class A	44,649	266,555	75.5
Stoke Therapeutics, Inc.	10,440	154,408	43.7
Summit Hotel Properties, Inc.	5,789	45,444	12.9
Summit Materials, Inc., Class A	19,760	543,598	154.0
SunCoke Energy, Inc.	6,538	48,381	13.7
Sunnova Energy International, Inc.	11,991	312,006	88.4
SunPower Corp.	11,937	243,157	68.9
Super Micro Computer, Inc.	3,326	179,637	50.9
Supernus Pharmaceuticals, Inc.	7,759	246,348	69.8
Surgery Partners, Inc.	2,014	79,311	22.5
Sylvamo Corp.	6,271	246,074	69.7
Syndax Pharmaceuticals, Inc.	3,381	68,871	19.5
Tactile Systems Technology, Inc.	15,345	118,924	33.7
Taylor Morrison Home Corp.	13,428	385,384	109.2
TechTarget, Inc.	3,255	212,193	60.1
Terex Corp.	3,783	126,768	35.9
Texas Capital Bancshares, Inc.	11,507	674,540	191.1
TG Therapeutics, Inc.	2,710	16,233	4.6
Titan Machinery, Inc.	3,351	94,264	26.7
Tootsie Roll Industries, Inc.	597	20,967	5.9
Transocean Ltd.	183,103	618,888	175.3
Travere Therapeutics, Inc.	1,586	37,334	10.6
Tri Pointe Homes, Inc.	10,745	198,997	56.4
Tricida, Inc.	601	5,505	1.6
TriNet Group, Inc.	3,161	260,783	73.9
Trinity Industries, Inc.	8,893	230,773	65.4
Triumph Bancorp, Inc.	2,142	155,616	44.1
TrueCar, Inc.	6,260	16,088	4.6
Trupanion, Inc.	289	18,216	5.2
Turning Point Brands, Inc.	12,926	310,224	87.9
Tutor Perini Corp.	21,232	192,787	54.6
U.S. Cellular Corp.	20,741	607,504	172.1
U.S. Physical Therapy, Inc.	393	51,004	14.4
UMB Financial Corp.	1,105	100,003	28.3
UMH Properties, Inc.	13,469	287,024	81.3
Under Armour, Inc., Class C	1,481	12,233	3.5
United Fire Group, Inc.	17,609	578,103	163.8
Unitil Corp.	3,533	193,502	54.8
Universal Insurance Holdings, Inc.	886	11,208	3.2
Univest Financial Corp.	2,032	50,678	14.4
Upland Software, Inc.	8,441	95,552	27.1
Urban Edge Properties	6,105	100,305	28.4
Urban Outfitters, Inc.	18,522	379,331	107.5
USANA Health Sciences, Inc.	2,819	196,259	55.6
V2X, Inc.	7,478	248,569	70.4
Vanda Pharmaceuticals, Inc.	9,297	100,222	28.4
Varex Imaging Corp.	6,469	144,194	40.8
Vector Group Ltd.	16,332	181,938	51.5
Vector, Inc., Class A	6,175	69,469	19.7
Veeco Instruments, Inc.	7,271	158,508	44.9
Veris Residential, Inc.	5,312	74,102	21.0
Veritex Holdings, Inc.	12,337	381,707	108.1
Veritiv Corp.	442	54,817	15.5

Security	Shares	Value	% of Basket Value

United States (continued)
Viad Corp.	648	$21,883	6.2%
Vicor Corp.	284	20,721	5.9
Victory Capital Holdings, Inc., Class A	17,637	488,016	138.2
ViewRay, Inc.	8,106	24,723	7.0
Virtus Investment Partners, Inc.	63	12,998	3.7
Vishay Intertechnology, Inc.	17,690	365,475	103.5
Vista Outdoor, Inc.	3,725	112,123	31.8
Visteon Corp.	1,198	152,841	43.3
Walker & Dunlop, Inc.	1,065	119,962	34.0
Warrior Met Coal, Inc.	949	30,302	8.6
Washington Federal, Inc.	2,400	81,912	23.2
Watts Water Technologies, Inc., Class A	1,163	160,645	45.5
WD-40 Co.	1,798	318,911	90.3
Weis Markets, Inc.	1,990	153,091	43.4
Willdan Group, Inc.	2,758	75,045	21.3
Wingstop, Inc.	1,953	246,430	69.8
Winmark Corp.	1,275	283,241	80.2
World Acceptance Corp.	97	10,745	3.0
Xencor, Inc.	3,570	102,423	29.0
Xerox Holdings Corp.	20,855	357,246	101.2
XPEL, Inc.	506	31,013	8.8
Yelp, Inc.	6,151	188,590	53.4
Yext, Inc.	37,981	166,357	47.1
York Water Co.	160	6,878	1.9
Zeta Global Holdings Corp., Class A	25,599	136,955	38.8
ZipRecruiter, Inc., Class A	18,175	318,608	90.3
Zumiez, Inc.	1,797	46,722	13.2
Zuora, Inc., Class A	67,181	571,710	161.9

		97,648,133

Preferred Stocks

Germany
Schaeffler AG	81,527	480,234	136.0

Total Reference Entity — Long		197,946,223

Reference Entity — Short

Common Stocks

Australia
Bega Cheese Ltd.	(166,134)	(406,455)	(115.1)
Bellevue Gold Ltd.	(80,016)	(47,591)	(13.5)
Betmakers Technology Group Ltd.	(973,259)	(345,656)	(97.9)
Brickworks Ltd.	(14,062)	(207,911)	(58.9)
Capricorn Metals Ltd.	(2,796)	(7,673)	(2.2)
Chalice Mining Ltd.	(2,985)	(10,226)	(2.9)
City Chic Collective Ltd.	(9,679)	(15,838)	(4.5)
Codan Ltd.	(1,491)	(9,136)	(2.6)
Corporate Travel Management Ltd.	(1,610)	(21,470)	(6.1)
Cromwell Property Group	(1,220,679)	(721,615)	(204.4)
De Grey Mining Ltd.	(370,018)	(233,345)	(66.1)
Elders Ltd.	(10,921)	(86,780)	(24.6)
EVENT Hospitality and Entertainment Ltd.	(1,412)	(14,123)	(4.0)
G8 Education Ltd.	(146,411)	(109,304)	(31.0)
Genworth Mortgage Insurance Australia Ltd.	(4,754)	(9,420)	(2.7)
GrainCorp Ltd.	(11,411)	(68,885)	(19.5)
GUD Holdings Ltd.	(29,551)	(182,826)	(51.8)
Hansen Technologies Ltd.	(20,544)	(82,334)	(23.3)
HomeCo Daily Needs REIT	(66,595)	(64,648)	(18.3)
HUB24 Ltd.	(4,782)	(82,610)	(23.4)
Imugene Ltd.	(876,619)	(152,596)	(43.2)
Inghams Group Ltd.	(370,821)	(768,828)	(217.8)
Integral Diagnostics Ltd.	(4,946)	(10,722)	(3.0)

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
InvoCare Ltd.	(103,541)	$(803,231)	(227.5)%
ioneer Ltd.	(131,616)	(52,221)	(14.8)
IPH Ltd.	(10,921)	(67,418)	(19.1)
IRESS Ltd.	(91,724)	(735,538)	(208.3)
Karoon Energy Ltd.	(431,141)	(569,680)	(161.4)
Kelsian Group Ltd.	(54,453)	(234,525)	(66.4)
Link Administration Holdings Ltd.	(27,549)	(84,937)	(24.1)
Mayne Pharma Group Ltd.	(32,773)	(7,820)	(2.2)
Megaport Ltd.	(1,486)	(10,203)	(2.9)
nearmap Ltd.	(9,647)	(9,447)	(2.7)
nib holdings Ltd.	(48,649)	(248,794)	(70.5)
Nick Scali Ltd.	(7,076)	(48,043)	(13.6)
Novonix Ltd.	(4,336)	(8,767)	(2.5)
OceanaGold Corp.	(153,228)	(278,803)	(79.0)
Omni Bridgeway Ltd.	(92,238)	(267,628)	(75.8)
Pact Group Holdings Ltd.	(12,956)	(18,430)	(5.2)
Paladin Energy Ltd.	(1,184,269)	(619,396)	(175.5)
Perenti Global Ltd.	(265,665)	(107,174)	(30.4)
Perseus Mining Ltd.	(80,776)	(95,867)	(27.2)
PointsBet Holdings Ltd.	(193,804)	(439,202)	(124.4)
Premier Investments Ltd.	(13,991)	(208,097)	(58.9)
Ramelius Resources Ltd.	(11,860)	(8,986)	(2.5)
Regis Resources Ltd.	(38,464)	(47,655)	(13.5)
Select Harvests Ltd.	(19,120)	(61,787)	(17.5)
Sigma Healthcare Ltd.	(274,831)	(119,371)	(33.8)
Silver Lake Resources Ltd.	(11,233)	(11,358)	(3.2)
SolGold PLC	(470,494)	(145,534)	(41.2)
Super Retail Group Ltd.	(39,162)	(273,382)	(77.4)
Telix Pharmaceuticals Ltd.	(1,607)	(8,394)	(2.4)
United Malt Grp Ltd.	(22,837)	(58,977)	(16.7)
Viva Energy Group Ltd.	(239,146)	(449,253)	(127.3)
West African Resources Ltd.	(101,144)	(94,163)	(26.7)
Westgold Resources Ltd.	(8,239)	(7,519)	(2.1)

		(9,861,592)

Austria
FACC AG	(28,338)	(215,309)	(61.0)
Rhi Magnesita NV	(1,668)	(45,982)	(13.0)
Semperit AG Holding	(10,690)	(216,764)	(61.4)
Strabag SE	(382)	(15,793)	(4.5)

		(493,848)

Belgium
Aedifica SA	(2,807)	(291,438)	(82.6)
Bekaert SA	(821)	(29,078)	(8.2)
Biocartis NV	(21)	(37)	(0.0)
bpost SA	(63,994)	(401,621)	(113.8)
Cofinimmo SA	(9,024)	(1,015,552)	(287.7)
Deme Group NV	(264)	(30,522)	(8.6)
Gimv NV	(7,316)	(394,987)	(111.9)
KBC Ancora	(7,018)	(245,805)	(69.6)
Kinepolis Group NV	(2,473)	(121,802)	(34.5)
Montea NV	(62)	(6,270)	(1.8)
X-Fab Silicon Foundries SE	(923)	(6,164)	(1.7)

		(2,543,276)

Bermuda
Enstar Group Ltd.	(182)	(36,021)	(10.2)

Canada
Absolute Software Corp.	(4,474)	(41,262)	(11.7)
Advantage Energy Ltd.	(5,061)	(43,514)	(12.3)

Security	Shares	Value	% of Basket Value

Canada (continued)
AG Growth International, Inc.	(6,075)	$(160,966)	(45.6)%
Algoma Steel Group, Inc.	(11,739)	(108,172)	(30.6)
Altus Group Ltd.	(3,754)	(154,112)	(43.7)
Artis Real Estate Investment Trust	(923)	(8,404)	(2.4)
ATS Automation Tooling Systems, Inc.	(10,905)	(345,319)	(97.8)
Aurinia Pharmaceuticals, Inc.	(28,706)	(234,815)	(66.5)
Badger Infrastructure Solutions Ltd.	(411)	(9,863)	(2.8)
BELLUS Health, Inc.	(971)	(9,539)	(2.7)
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(173)	(8,623)	(2.4)
Canacol Energy Ltd.	(52,244)	(100,363)	(28.4)
Canfor Corp.	(3,129)	(66,585)	(18.9)
Cascades, Inc.	(12,559)	(96,113)	(27.2)
Centerra Gold, Inc.	(1,040)	(6,473)	(1.8)
Choice Properties Real Estate Investment Trust	(2,369)	(26,399)	(7.5)
Cogeco Communications, Inc.	(3,776)	(244,420)	(69.2)
Cogeco, Inc.	(2,789)	(148,625)	(42.1)
Converge Technology Solutions Corp.	(10,870)	(50,422)	(14.3)
Corus Entertainment, Inc.	(6,921)	(20,322)	(5.8)
Definity Financial Corp.	(3,861)	(111,258)	(31.5)
Denison Mines Corp.	(58,731)	(70,172)	(19.9)
Dundee Precious Metals, Inc.	(1,390)	(6,719)	(1.9)
Dye & Durham Ltd.	(16,154)	(237,917)	(67.4)
Enthusiast Gaming Holdings, Inc.	(67,537)	(110,755)	(31.4)
Equinox Gold Corp.	(4,691)	(20,954)	(5.9)
ERO Copper Corp.	(7,214)	(71,377)	(20.2)
Fiera Capital Corp.	(9,690)	(68,936)	(19.5)
Frontera Energy Corp.	(6,037)	(59,165)	(16.8)
Hardwoods Distribution, Inc.	(3,908)	(101,931)	(28.9)
Hut 8 Mining Corp.	(18,388)	(39,201)	(11.1)
IMAX Corp.	(10,807)	(181,666)	(51.5)
Interfor Corp.	(4,122)	(101,783)	(28.8)
Largo, Inc.	(14,323)	(109,054)	(30.9)
Lassonde Industries, Inc., Class A	(53)	(5,008)	(1.4)
Maple Leaf Foods, Inc.	(19,987)	(424,073)	(120.1)
Martinrea International, Inc.	(9,755)	(71,150)	(20.2)
MDA Ltd.	(1,258)	(8,282)	(2.3)
Mercer International, Inc.	(19,551)	(312,034)	(88.4)
Minto Apartment Real Estate Investment Trust	(15,142)	(182,099)	(51.6)
New Gold, Inc.	(375,384)	(307,800)	(87.2)
North West Co., Inc.	(5,541)	(149,197)	(42.3)
Park Lawn Corp.	(985)	(26,499)	(7.5)
Pollard Banknote Ltd.	(7,921)	(136,702)	(38.7)
Primaris Real Estate Investment Trust	(9,108)	(94,241)	(26.7)
Russel Metals, Inc.	(4,837)	(103,951)	(29.4)
SilverCrest Metals, Inc.	(926)	(6,320)	(1.8)
Skeena Resources Ltd.	(902)	(4,966)	(1.4)
Stella-Jones, Inc.	(1,790)	(53,132)	(15.1)
Superior Plus Corp.	(2,026)	(18,305)	(5.2)
Torex Gold Resources, Inc.	(965)	(7,347)	(2.1)
TransAlta Renewables, Inc.	(9,903)	(138,273)	(39.2)
Transcontinental, Inc., Class A	(1,037)	(13,151)	(3.7)
Uni-Select, Inc.	(2,510)	(72,504)	(20.5)
Uranium Energy Corp.	(74,868)	(314,446)	(89.1)
Wesdome Gold Mines Ltd.	(5,406)	(43,483)	(12.3)
Winpak Ltd.	(222)	(8,042)	(2.3)
Xenon Pharmaceuticals, Inc.	(4,643)	(153,915)	(43.6)

		(5,830,119)

85

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Cayman Islands
Theravance Biopharma, Inc.	(4,383)	$(38,527)	(10.9)%

China
Fosun Tourism Group	(160,200)	(228,900)	(64.8)

Costa Rica
Establishment Labs Holdings, Inc.	(1,351)	(80,101)	(22.7)

Cyprus
Atalaya Mining PLC	(1,386)	(4,726)	(1.3)

Denmark
NTG Nordic Transport Group A/S	(1,124)	(49,556)	(14.1)
Zealand Pharma A/S	(748)	(13,490)	(3.8)

		(63,046)

Finland
Aktia Bank OYJ	(8,406)	(80,501)	(22.8)
Finnair OYJ	(380,819)	(156,560)	(44.3)
Kamux Corp.	(6,590)	(54,339)	(15.4)
Kemira OYJ	(14,058)	(178,497)	(50.6)
Metsa Board OYJ, Class B	(33,171)	(295,712)	(83.8)
Puuilo OYJ	(17,825)	(90,745)	(25.7)
Remedy Entertainment OYJ	(2,911)	(78,748)	(22.3)
Sanoma OYJ	(16,182)	(228,581)	(64.7)
Spinnova OYJ	(1,870)	(14,342)	(4.1)
TietoEVRY OYJ	(3,335)	(90,712)	(25.7)

		(1,268,737)

France
Altarea SCA	(1,760)	(261,011)	(73.9)
Antin Infrastructure Partners SA	(1,258)	(37,775)	(10.7)
Aramis Group SAS	(23,773)	(97,419)	(27.6)
Carmila SA	(418)	(6,616)	(1.9)
CGG SA	(109,532)	(97,830)	(27.7)
Chargeurs SA	(557)	(9,549)	(2.7)
Derichebourg SA	(10,394)	(66,249)	(18.8)
Elis SA	(6,120)	(91,346)	(25.9)
Etablissements Maurel et Prom SA	(1,237)	(6,537)	(1.9)
Eutelsat Communications SA	(32,496)	(247,286)	(70.0)
Fnac Darty SA	(2,432)	(97,554)	(27.6)
IPSOS	(1,025)	(52,537)	(14.9)
Maisons du Monde SA	(5,549)	(59,310)	(16.8)
Mercialys SA	(22,359)	(198,196)	(56.1)
Metropole Television SA	(5,445)	(71,724)	(20.3)
Societe BIC SA	(1,975)	(111,594)	(31.6)
Technip Energies NV	(26,183)	(309,228)	(87.6)
Television Francaise 1	(10,124)	(69,741)	(19.8)
Trigano SA	(357)	(34,931)	(9.9)
Verallia SA	(20,924)	(535,585)	(151.7)

		(2,462,018)

Germany
About You Holding SE	(2,018)	(18,223)	(5.2)
AURELIUS Equity Opportunities SE & Co. KGaA	(1,120)	(26,717)	(7.6)
BayWa AG	(3,972)	(170,971)	(48.4)
Bike24 Holding AG	(136)	(404)	(0.1)
CECONOMY AG	(6,972)	(14,061)	(4.0)
Cewe Stiftung & Co. KGAA	(1,528)	(131,221)	(37.2)
Deutsche EuroShop AG	(4,115)	(90,124)	(25.5)
Hamborner REIT AG	(15,532)	(136,657)	(38.7)
Hornbach Holding AG & Co. KGaA	(522)	(40,972)	(11.6)
Indus Holding AG	(2,821)	(67,645)	(19.2)
Instone Real Estate Group AG	(6,345)	(69,516)	(19.7)

Security	Shares	Value	% of Basket Value

Germany (continued)
Jenoptik AG	(9,031)	$(218,734)	(62.0)%
JOST Werke AG	(1,285)	(53,421)	(15.1)
Kloeckner & Co. SE	(9,045)	(88,647)	(25.1)
Medios AG	(4,469)	(129,924)	(36.8)
MorphoSys AG	(3,540)	(78,707)	(22.3)
OHB SE	(181)	(6,212)	(1.8)
PATRIZIA AG	(13,158)	(169,715)	(48.1)
PNE AG	(13,331)	(212,205)	(60.1)
SGL Carbon SE	(26,807)	(203,043)	(57.5)
Stroeer SE & Co. KGaA	(2,691)	(117,698)	(33.3)
Takkt AG	(16,266)	(221,805)	(62.8)
Vossloh AG	(200)	(7,138)	(2.0)
Wuestenrot & Wuerttembergische AG	(3,659)	(62,835)	(17.8)

		(2,336,595)

Hong Kong
Fortune Real Estate Investment Trust	(334,000)	(285,216)	(80.8)
Prosperity REIT	(692,000)	(211,570)	(59.9)
SUNeVision Holdings Ltd.	(160,000)	(104,643)	(29.7)
Theme International Holdings Ltd.	(130,000)	(17,086)	(4.8)
Viva China Holdings Ltd.	(464,000)	(66,846)	(18.9)
Zensun Enterprises Ltd.	(23,000)	(7,032)	(2.0)

		(692,393)

Ireland
C&C Group PLC	(15,006)	(36,268)	(10.3)
Cairn Homes PLC	(80,431)	(89,274)	(25.3)
COSMO Pharmaceuticals NV	(2,931)	(157,273)	(44.6)
Glenveagh Properties PLC	(174,769)	(193,978)	(54.9)
Greencore Group PLC	(367,230)	(449,896)	(127.4)

		(926,689)

Israel
Innovid Corp.	(7,537)	(20,048)	(5.7)
Ituran Location and Control Ltd.	(3,451)	(87,655)	(24.8)
JFrog Ltd.	(585)	(12,987)	(3.7)
Nano Dimension Ltd., ADR	(23,670)	(77,874)	(22.1)
Perion Network Ltd.	(4,089)	(78,878)	(22.3)
Plus500 Ltd.	(16,774)	(340,436)	(96.4)
RADA Electronic Industries Ltd.	(6,615)	(66,944)	(19.0)
Sisram Medical Ltd.	(139,600)	(198,499)	(56.2)
Taro Pharmaceutical Industries Ltd.	(2,004)	(71,523)	(20.3)

		(954,844)

Italy
Ariston Holding NV	(2,749)	(22,758)	(6.5)
Digital Bros SpA	(381)	(10,336)	(2.9)
doValue SpA	(5,973)	(36,473)	(10.3)
Enav SpA	(6,255)	(27,347)	(7.8)
ERG SpA	(220)	(7,176)	(2.0)
Fila SpA	(9,028)	(73,466)	(20.8)
Gruppo MutuiOnline SpA	(803)	(21,517)	(6.1)
GVS SpA	(4,019)	(39,050)	(11.1)
Illimity Bank SpA	(2,738)	(28,190)	(8.0)
Immobiliare Grande Distribuzione SIIQ SpA	(1,750)	(6,505)	(1.8)
MFE-MediaForEurope NV, Class A	(14,464)	(6,511)	(1.9)
RAI Way SpA	(18,885)	(93,991)	(26.6)

		(373,320)

Japan
ADEKA Corp.	(16,800)	(303,883)	(86.1)
Advance Logistics Investment Corp.	(5)	(5,765)	(1.6)
Aeon Hokkaido Corp.	(2,400)	(19,071)	(5.4)
Aichi Corp.	(14,000)	(90,171)	(25.5)

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Aiful Corp.	(256,000)	$(750,668)	(212.6)%
Alpen Co. Ltd.	(1,500)	(23,433)	(6.6)
Alpha Systems, Inc.	(3,600)	(132,924)	(37.7)
Amvis Holdings, Inc.	(1,100)	(38,790)	(11.0)
Appier Group, Inc.	(1,400)	(9,208)	(2.6)
Arcland Sakamoto Co. Ltd.	(41,000)	(476,560)	(135.0)
Asahi Holdings, Inc.	(17,600)	(268,617)	(76.1)
Atom Corp.	(46,200)	(283,642)	(80.3)
Autobacs Seven Co. Ltd.	(5,700)	(60,087)	(17.0)
Awa Bank Ltd.	(23,400)	(353,914)	(100.3)
Axial Retailing, Inc.	(100)	(2,566)	(0.7)
BML, Inc.	(700)	(20,703)	(5.9)
Bushiroad, Inc.	(1,000)	(11,483)	(3.3)
C Uyemura & Co. Ltd.	(100)	(4,661)	(1.3)
CellSource Co. Ltd.	(1,300)	(45,409)	(12.9)
Central Glass Co. Ltd.	(11,400)	(280,741)	(79.5)
Citizen Watch Co. Ltd.	(17,300)	(75,843)	(21.5)
COLOPL, Inc.	(93,200)	(469,796)	(133.1)
Colowide Co. Ltd.	(24,300)	(356,388)	(101.0)
Comforia Residential REIT, Inc.	(46)	(116,186)	(32.9)
CRE Logistics REIT, Inc.	(12)	(18,364)	(5.2)
Create Restaurants Holdings, Inc.	(29,400)	(223,911)	(63.4)
Daiki Aluminium Industry Co. Ltd.	(36,500)	(340,306)	(96.4)
Daishi Hokuetsu Financial Group, Inc.	(36,200)	(698,565)	(197.9)
Daiwa Securities Living Investments Corp.	(67)	(63,280)	(17.9)
Daiwabo Holdings Co. Ltd.	(4,500)	(64,600)	(18.3)
DTS Corp.	(9,200)	(233,705)	(66.2)
Duskin Co. Ltd.	(21,100)	(476,048)	(134.8)
DyDo Group Holdings, Inc.	(800)	(30,561)	(8.7)
eRex Co. Ltd.	(26,100)	(472,183)	(133.8)
ES-Con Japan Ltd.	(1,200)	(7,603)	(2.2)
Exedy Corp.	(17,900)	(233,085)	(66.0)
Ferrotec Holdings Corp.	(5,000)	(93,694)	(26.5)
Frontier Real Estate Investment Corp.	(93)	(379,063)	(107.4)
Fuji Co. Ltd/Ehime	(500)	(8,176)	(2.3)
Fuji Soft, Inc.	(800)	(48,683)	(13.8)
Fujicco Co. Ltd.	(4,000)	(57,995)	(16.4)
Fujikura Ltd.	(44,500)	(269,012)	(76.2)
Fujio Food Group, Inc.	(25,600)	(262,702)	(74.4)
Fujitec Co. Ltd.	(26,000)	(558,112)	(158.1)
Fukushima Galilei Co. Ltd.	(2,800)	(76,986)	(21.8)
GLOBERIDE, Inc.	(19,900)	(341,129)	(96.6)
Glory Ltd.	(6,600)	(109,591)	(31.0)
GMO Financial Gate, Inc.	(1,100)	(117,477)	(33.3)
GMO Financial Holdings, Inc.	(1,600)	(9,443)	(2.7)
GNI Group Ltd.	(13,000)	(183,163)	(51.9)
G-Tekt Corp.	(4,900)	(49,360)	(14.0)
Hankyu Hanshin REIT, Inc.	(140)	(161,397)	(45.7)
Hanwa Co. Ltd.	(900)	(19,684)	(5.6)
Hirata Corp.	(3,600)	(129,073)	(36.6)
HIS Co. Ltd.	(6,000)	(91,033)	(25.8)
Hogy Medical Co. Ltd.	(4,600)	(121,273)	(34.4)
Hokkoku Financial Holdings, Inc.	(8,000)	(278,529)	(78.9)
Hokuetsu Corp.	(9,900)	(52,203)	(14.8)
Hokuhoku Financial Group, Inc.	(26,700)	(172,531)	(48.9)
Hokuriku Electric Power Co.	(22,800)	(92,913)	(26.3)
Hokuto Corp.	(31,900)	(462,895)	(131.1)
Hosiden Corp.	(19,100)	(212,639)	(60.2)
Hyakugo Bank Ltd.	(82,400)	(202,354)	(57.3)
Ichibanya Co. Ltd.	(1,800)	(64,237)	(18.2)
Ichigo, Inc.	(64,800)	(146,356)	(41.5)
Idec Corp.	(2,200)	(49,093)	(13.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Inaba Denki Sangyo Co. Ltd.	(4,800)	$(100,081)	(28.3)%
Itochu Enex Co. Ltd.	(2,000)	(16,100)	(4.6)
Itochu-Shokuhin Co. Ltd.	(1,000)	(37,517)	(10.6)
Japan Display, Inc.	(429,800)	(206,405)	(58.5)
Japan Material Co. Ltd.	(9,500)	(140,959)	(39.9)
J-Oil Mills, Inc.	(1,500)	(18,253)	(5.2)
JTOWER, Inc.	(4,700)	(233,623)	(66.2)
Kameda Seika Co. Ltd.	(1,500)	(53,234)	(15.1)
Kanematsu Electronics Ltd.	(2,600)	(81,665)	(23.1)
Kanto Denka Kogyo Co. Ltd.	(24,500)	(168,032)	(47.6)
Kappa Create Co. Ltd.	(5,000)	(55,428)	(15.7)
Katakura Industries Co. Ltd.	(30,700)	(471,210)	(133.5)
Kato Sangyo Co. Ltd.	(300)	(7,433)	(2.1)
Keiyo Bank Ltd.	(19,900)	(70,986)	(20.1)
KFC Holdings Japan Ltd.	(13,100)	(289,565)	(82.0)
KH Neochem Co. Ltd.	(3,600)	(68,746)	(19.5)
Kintetsu Department Store Co. Ltd.	(14,000)	(245,145)	(69.4)
Kisoji Co. Ltd.	(7,300)	(124,958)	(35.4)
Ki-Star Real Estate Co. Ltd.	(13,100)	(479,390)	(135.8)
Kiyo Bank Ltd.	(42,900)	(471,189)	(133.5)
Koa Corp.	(18,700)	(301,398)	(85.4)
Kohnan Shoji Co. Ltd.	(12,000)	(336,502)	(95.3)
Komeri Co. Ltd.	(8,500)	(171,026)	(48.4)
Kureha Corp.	(7,200)	(547,588)	(155.1)
KYB Corp.	(16,800)	(390,656)	(110.7)
KYORIN Holdings, Inc.	(30,300)	(411,613)	(116.6)
Leopalace21 Corp.	(281,800)	(590,850)	(167.4)
Macnica Fuji Electronics Holdings, Inc.	(4,600)	(93,891)	(26.6)
Makino Milling Machine Co. Ltd.	(700)	(23,831)	(6.8)
Management Solutions Co. Ltd.	(1,500)	(34,951)	(9.9)
Maruha Nichiro Corp.	(14,300)	(266,854)	(75.6)
Maruwa Co. Ltd/Aichi	(2,600)	(334,117)	(94.6)
Matsuyafoods Holdings Co. Ltd.	(800)	(24,383)	(6.9)
Medley, Inc.	(2,200)	(54,818)	(15.5)
MedPeer, Inc.	(12,900)	(213,598)	(60.5)
Meiko Electronics Co. Ltd.	(3,400)	(81,963)	(23.2)
Meitec Corp.	(10,500)	(197,941)	(56.1)
Micronics Japan Co. Ltd.	(5,300)	(50,904)	(14.4)
Mitani Sekisan Co. Ltd.	(3,400)	(100,886)	(28.6)
Mitsubishi Estate Logistics REIT Investment Corp	(6)	(21,511)	(6.1)
Mitsui-Soko Holdings Co. Ltd.	(4,500)	(104,950)	(29.7)
Mitsuuroko Group Holdings Co. Ltd.	(12,000)	(85,757)	(24.3)
Modec, Inc.	(9,400)	(87,608)	(24.8)
Musashi Seimitsu Industry Co. Ltd.	(2,600)	(27,967)	(7.9)
Musashino Bank Ltd.	(5,800)	(77,220)	(21.9)
Nafco Co. Ltd.	(4,500)	(54,112)	(15.3)
Nagawa Co. Ltd.	(100)	(6,186)	(1.8)
Nanto Bank Ltd.	(13,300)	(202,447)	(57.3)
Nippon Carbon Co. Ltd.	(21,500)	(660,590)	(187.1)
Nippon Flour Mills Co. Ltd.	(600)	(7,235)	(2.0)
Nippon Kanzai Co. Ltd.	(4,000)	(81,362)	(23.0)
Nippon Light Metal Holdings Co. Ltd.	(17,800)	(212,876)	(60.3)
Nippon Road Co. Ltd.	(1,600)	(81,469)	(23.1)
Nishimatsuya Chain Co. Ltd.	(4,200)	(51,849)	(14.7)
Nishi-Nippon Financial Holdings, Inc.	(29,900)	(166,820)	(47.3)
Nissha Co. Ltd.	(21,000)	(247,238)	(70.0)
Nisshinbo Holdings, Inc.	(8,900)	(70,891)	(20.1)
Nissin Electric Co. Ltd.	(30,100)	(345,865)	(98.0)
Nojima Corp.	(7,100)	(155,739)	(44.1)
Noritz Corp.	(2,400)	(26,882)	(7.6)
North Pacific Bank Ltd.	(118,800)	(204,400)	(57.9)
NTN Corp.	(22,600)	(41,951)	(11.9)

87

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Ogaki Kyoritsu Bank Ltd.	(15,700)	$(205,697)	(58.3)%
Ohsho Food Service Corp.	(2,300)	(120,519)	(34.1)
Oisix ra daichi, Inc.	(17,500)	(235,232)	(66.6)
Okinawa Financial Group, Inc.	(6,800)	(114,140)	(32.3)
Open Door, Inc.	(17,600)	(230,948)	(65.4)
Organo Corp.	(1,000)	(69,965)	(19.8)
Osaka Soda Co. Ltd.	(1,000)	(25,558)	(7.2)
Pacific Industrial Co. Ltd.	(5,600)	(43,218)	(12.2)
Pasona Group, Inc.	(7,600)	(116,870)	(33.1)
Pharma Foods International Co. Ltd.	(21,600)	(239,000)	(67.7)
Pilot Corp.	(8,000)	(305,759)	(86.6)
Piolax, Inc.	(7,200)	(107,657)	(30.5)
PKSHA Technology, Inc.	(16,000)	(275,559)	(78.1)
Plaid, Inc.	(9,100)	(25,843)	(7.3)
Plenus Co. Ltd.	(3,500)	(52,349)	(14.8)
Pressance Corp.	(26,700)	(314,992)	(89.2)
Prima Meat Packers Ltd.	(500)	(8,521)	(2.4)
Raksul, Inc.	(800)	(13,282)	(3.8)
Ricoh Leasing Co. Ltd.	(1,200)	(32,247)	(9.1)
Riken Keiki Co. Ltd.	(7,600)	(236,998)	(67.1)
Ringer Hut Co. Ltd.	(3,400)	(59,609)	(16.9)
Roland Corp.	(900)	(29,167)	(8.3)
Rorze Corp.	(3,400)	(218,767)	(62.0)
Royal Holdings Co. Ltd.	(6,000)	(97,264)	(27.6)
RS Technologies Co. Ltd.	(1,100)	(51,734)	(14.7)
Saibu Gas Co. Ltd.	(8,000)	(111,185)	(31.5)
Sakata Seed Corp.	(9,100)	(330,802)	(93.7)
San-A Co. Ltd.	(4,000)	(125,673)	(35.6)
SanBio Co. Ltd.	(6,100)	(49,170)	(13.9)
San-In Godo Bank Ltd.	(22,100)	(112,299)	(31.8)
Sanki Engineering Co. Ltd.	(8,400)	(104,676)	(29.7)
Sanrio Co. Ltd.	(3,100)	(71,467)	(20.2)
Sanyo Denki Co. Ltd.	(6,100)	(253,349)	(71.8)
SBS Holdings, Inc.	(500)	(10,497)	(3.0)
Senko Group Holdings Co. Ltd.	(22,700)	(157,129)	(44.5)
Septeni Holdings Co. Ltd.	(22,800)	(93,056)	(26.4)
Shibuya Corp.	(4,000)	(74,896)	(21.2)
Shiga Bank Ltd.	(18,300)	(372,523)	(105.5)
Shima Seiki Manufacturing Ltd.	(2,400)	(40,227)	(11.4)
Shin-Etsu Polymer Co. Ltd.	(3,000)	(31,095)	(8.8)
Shoei Foods Corp.	(400)	(11,885)	(3.4)
Showa Sangyo Co. Ltd.	(3,500)	(66,618)	(18.9)
Simplex Holdings, Inc.	(1,700)	(25,382)	(7.2)
Snow Peak, Inc.	(5,400)	(108,459)	(30.7)
SOSiLA Logistics REIT, Inc.	(140)	(161,682)	(45.8)
SRE Holdings Corp.	(22,000)	(455,984)	(129.2)
Star Micronics Co. Ltd.	(17,600)	(228,068)	(64.6)
Starts Proceed Investment Corp.	(61)	(118,102)	(33.5)
T Hasegawa Co. Ltd.	(13,700)	(314,127)	(89.0)
Tadano Ltd.	(35,000)	(254,353)	(72.0)
Taihei Dengyo Kaisha Ltd.	(400)	(9,159)	(2.6)
Takeuchi Manufacturing Co. Ltd.	(400)	(7,730)	(2.2)
Tama Home Co. Ltd.	(8,300)	(154,379)	(43.7)
Tenma Corp.	(19,700)	(344,546)	(97.6)
T-Gaia Corp.	(6,200)	(76,117)	(21.6)
TKP Corp.	(1,500)	(27,249)	(7.7)
TOC Co. Ltd.	(2,200)	(13,135)	(3.7)
Toei Co. Ltd.	(1,000)	(143,440)	(40.6)
Toho Bank Ltd.	(75,400)	(121,340)	(34.4)
TOKAI Holdings Corp.	(62,300)	(415,506)	(117.7)
Tokushu Tokai Paper Co. Ltd.	(3,600)	(85,738)	(24.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Tokyo Seimitsu Co. Ltd.	(5,500)	$(191,081)	(54.1)%
Tokyo Steel Manufacturing Co. Ltd.	(4,000)	(41,146)	(11.7)
TOMONY Holdings, Inc.	(90,700)	(214,652)	(60.8)
Tomy Co. Ltd.	(46,800)	(518,639)	(146.9)
Toyo Tanso Co. Ltd.	(9,600)	(218,493)	(61.9)
Transcosmos, Inc.	(600)	(17,024)	(4.8)
TRE Holdings Corp.	(5,300)	(62,062)	(17.6)
Tsugami Corp.	(4,700)	(43,249)	(12.3)
UACJ Corp.	(500)	(8,483)	(2.4)
United Super Markets Holdings, Inc.	(900)	(7,291)	(2.1)
Visional, Inc.	(3,800)	(208,119)	(59.0)
VT Holdings Co. Ltd.	(11,400)	(41,548)	(11.8)
WealthNavi, Inc.	(29,100)	(463,462)	(131.3)
Yokowo Co. Ltd.	(7,000)	(103,558)	(29.3)
Yoshinoya Holdings Co. Ltd.	(31,200)	(604,829)	(171.3)

		(33,529,704)

Jersey
Breedon Group PLC	(62,690)	(54,314)	(15.4)

Liechtenstein
Implantica AG, SDR, SDR	(7,960)	(31,332)	(8.9)

Luxembourg
Befesa SA	(6,050)	(280,239)	(79.4)
Grand City Properties SA	(10,464)	(142,715)	(40.4)

		(422,954)

Macau
MECOM Power and Construction Ltd.	(102,000)	(29,626)	(8.4)

Malta
Kindred Group PLC, SDR	(68,299)	(601,513)	(170.4)

Netherlands
CM.com NV	(1,514)	(18,351)	(5.2)
Corbion NV	(1,362)	(47,466)	(13.4)
Core Laboratories NV	(4,873)	(92,295)	(26.1)
Eurocommercial Properties NV	(1,521)	(34,439)	(9.8)
Flow Traders	(3,470)	(75,408)	(21.4)
Koninklijke BAM Groep NV	(6,813)	(16,612)	(4.7)
Pharming Group NV	(92,360)	(72,272)	(20.5)
SIF Holding NV	(2,915)	(36,803)	(10.4)
TKH Group NV	(2,764)	(113,465)	(32.1)

		(507,111)

New Zealand
Chorus Ltd.	(15,292)	(76,963)	(21.8)
Pushpay Holdings Ltd.	(22,198)	(18,092)	(5.1)

		(95,055)

Norway
Aker Carbon Capture ASA	(27,357)	(61,662)	(17.5)
Aker Solutions ASA	(62,888)	(194,929)	(55.2)
Bonheur ASA	(239)	(9,570)	(2.7)
Crayon Group Holding ASA	(2,589)	(41,505)	(11.8)
DNO ASA	(44,728)	(64,356)	(18.2)
Entra ASA	(530)	(7,464)	(2.1)
Europris ASA	(6,501)	(38,440)	(10.9)
Hexagon Composites ASA	(1,702)	(5,716)	(1.6)
Hexagon Purus ASA	(6,508)	(18,866)	(5.3)
Kahoot! ASA	(11,339)	(27,188)	(7.7)
Norwegian Air Shuttle ASA	(67,912)	(66,259)	(18.8)

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Nykode Therapeutics	(9,769)	$(33,121)	(9.4)%
SpareBank 1 SR-Bank ASA	(14,220)	(168,142)	(47.6)

		(737,218)

Peru
Hochschild Mining PLC	(181,445)	(179,141)	(50.7)

Portugal
Corticeira Amorim SGPS SA	(583)	(6,197)	(1.8)
CTT-Correios de Portugal SA	(93,986)	(321,426)	(91.0)
NOS SGPS SA	(106,777)	(403,131)	(114.2)
Sonae SGPS SA	(78,988)	(89,870)	(25.5)

		(820,624)

Puerto Rico
First BanCorp	(26,963)	(406,872)	(115.3)

Singapore
AEM Holdings Ltd	(107,800)	(341,413)	(96.7)
BW Energy Ltd.	(6,037)	(17,201)	(4.9)
Japfa Ltd.	(1,268,400)	(536,980)	(152.1)
Kulicke & Soffa Industries, Inc.	(3,733)	(179,632)	(50.9)
Maxeon Solar Technologies Ltd.	(7,181)	(123,872)	(35.1)
OUE Commercial Real Estate Investment Trust	(329,900)	(91,941)	(26.0)
OUE Ltd.	(120,000)	(113,798)	(32.2)
Starhill Global REIT	(394,800)	(170,350)	(48.3)
Yanlord Land Group Ltd.	(414,500)	(309,738)	(87.7)

		(1,884,925)

South Sandwich Islands
Burford Capital Ltd.	(15,778)	(169,183)	(47.9)

Spain
Atresmedia Corp. de Medios de Comunicacion SA	(12,633)	(38,820)	(11.0)
Cia de Distribucion Integral Logista Holdings SA	(39,276)	(809,602)	(229.3)
CIE Automotive SA	(6,395)	(168,224)	(47.7)
Construcciones y Auxiliar de Ferrocarriles SA	(2,766)	(81,899)	(23.2)
Corp. Financiera Alba SA	(758)	(39,986)	(11.3)
Ebro Foods SA	(2,516)	(41,869)	(11.9)
Faes Farma SA	(1,782)	(7,595)	(2.2)
Gestamp Automocion SA	(23,438)	(90,165)	(25.5)
Viscofan SA	(2,815)	(163,941)	(46.4)

		(1,442,101)

Sweden
AAK AB	(5,545)	(96,926)	(27.5)
AddLife AB	(467)	(8,046)	(2.3)
BHG Group AB	(46,639)	(159,406)	(45.2)
BICO Group AB	(11,656)	(46,291)	(13.1)
BillerudKorsnas AB	(40,535)	(522,843)	(148.1)
Boozt AB	(11,271)	(79,397)	(22.5)
Bravida Holding AB	(716)	(7,251)	(2.1)
Calliditas Therapeutics AB	(15,367)	(145,279)	(41.1)
Camurus AB	(9,260)	(210,444)	(59.6)
Catena AB	(178)	(8,157)	(2.3)
Cibus Nordic Real Estate AB	(376)	(6,739)	(1.9)
Cint Group AB	(6,195)	(43,725)	(12.4)
Clas Ohlson AB, Class B	(44,185)	(501,197)	(142.0)
Creades AB	(624)	(5,749)	(1.6)
Duni AB	(5,969)	(56,975)	(16.1)
Dustin Group AB	(21,781)	(148,730)	(42.1)
Electrolux Professional AB	(10,559)	(64,525)	(18.3)
Granges AB	(15,992)	(148,282)	(42.0)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Hemnet Group AB	(1,937)	$(29,359)	(8.3)%
Hexpol AB	(23,237)	(242,363)	(68.7)
Instalco AB	(6,465)	(32,002)	(9.1)
Intrum AB	(3,720)	(79,459)	(22.5)
Inwido AB	(5,162)	(62,636)	(17.7)
Karo Pharma AB	(36,254)	(181,231)	(51.3)
Lindab International AB	(1,118)	(19,569)	(5.5)
Mekonomen AB	(1,676)	(19,702)	(5.6)
Munters Group AB	(3,443)	(25,678)	(7.3)
Mycronic AB	(380)	(5,589)	(1.6)
New Wave Group AB	(5,667)	(86,859)	(24.6)
Nordic Entertainment Group AB, Class B	(1,077)	(31,977)	(9.1)
Paradox Interactive AB	(26,920)	(477,483)	(135.3)
PowerCell Sweden AB	(29,327)	(527,170)	(149.3)
Ratos AB	(5,617)	(28,139)	(8.0)
Re:NewCell AB	(12,890)	(134,867)	(38.2)
Resurs Holding AB	(34,222)	(79,945)	(22.6)
Samhallsbyggnadsbolaget i Norden AB	(21,376)	(41,007)	(11.6)
SSAB AB	(5,966)	(27,373)	(7.8)
Stillfront Group AB	(14,881)	(38,994)	(11.0)
Storskogen Group AB	(119,820)	(159,391)	(45.1)
Surgical Science Sweden AB	(2,126)	(33,155)	(9.4)
Vestum AB	(27,549)	(43,505)	(12.3)
Wallenstam AB	(8,284)	(42,226)	(12.0)
Wihlborgs Fastigheter AB	(1,314)	(11,205)	(3.2)
Xvivo Perfusion AB	(218)	(4,923)	(1.4)

		(4,725,769)

Switzerland
Allreal Holding AG	(208)	(34,413)	(9.7)
ALSO Holding AG	(414)	(76,758)	(21.7)
Autoneum Holding AG	(48)	(5,564)	(1.6)
Bobst Group SA	(448)	(36,950)	(10.5)
Bucher Industries AG	(330)	(126,699)	(35.9)
Cembra Money Bank AG	(7,290)	(529,935)	(150.1)
Conzzeta AG	(41)	(30,334)	(8.6)
dormakaba Holding AG	(818)	(389,680)	(110.4)
Forbo Holding AG	(159)	(213,516)	(60.5)
Huber + Suhner AG	(79)	(7,113)	(2.0)
Interroll Holding AG	(73)	(192,650)	(54.6)
Komax Holding AG	(88)	(23,872)	(6.8)
Landis+Gyr Group AG	(313)	(20,659)	(5.8)
Leonteq AG	(166)	(9,897)	(2.8)
Medmix AG	(852)	(19,307)	(5.5)
Mobilezone Holding AG	(14,059)	(250,923)	(71.1)
Mobimo Holding AG	(1,683)	(433,342)	(122.7)
Montana Aerospace AG	(959)	(19,105)	(5.4)
OC Oerlikon Corp. AG	(24,385)	(188,717)	(53.5)
Peach Property Group AG	(8,566)	(310,926)	(88.1)
PolyPeptide Group AG	(737)	(34,975)	(9.9)
Rieter Holding AG	(51)	(5,788)	(1.6)
SFS Group AG	(1,769)	(194,451)	(55.1)
Softwareone Holding AG	(5,515)	(75,063)	(21.3)
St Galler Kantonalbank AG	(885)	(421,580)	(119.4)
Valora Holding AG	(630)	(172,206)	(48.8)
Zehnder Group AG	(527)	(34,028)	(9.6)
Zur Rose Group AG	(2,843)	(202,994)	(57.5)

		(4,061,445)

United Kingdom
Abcam PLC	(6,765)	(101,102)	(28.6)
AO World PLC	(6,714)	(3,550)	(1.0)

89

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Ashmore Group PLC	(3,514)	$(9,261)	(2.6)%
ASOS PLC	(11,016)	(140,201)	(39.7)
Assura PLC	(792,316)	(664,000)	(188.1)
Auction Technology Group PLC	(6,971)	(84,383)	(23.9)
Biffa PLC	(23,080)	(102,140)	(28.9)
Bridgepoint Group PLC	(77,973)	(242,137)	(68.6)
Capita PLC	(67,739)	(23,786)	(6.7)
Close Brothers Group PLC	(9,801)	(132,486)	(37.5)
CMC Markets PLC	(35,299)	(110,692)	(31.4)
Computacenter PLC	(16,736)	(529,093)	(149.9)
Countryside Properties PLC	(19,060)	(67,558)	(19.1)
Crest Nicholson Holdings PLC	(5,084)	(17,094)	(4.8)
Elementis PLC	(170,360)	(226,859)	(64.3)
EMIS Group PLC	(3,453)	(77,110)	(21.8)
Empiric Student Property PLC	(93,814)	(102,885)	(29.1)
Energean PLC	(9,520)	(133,093)	(37.7)
Essentra PLC	(94,752)	(286,024)	(81.0)
Euromoney Institutional Investor PLC	(1,469)	(26,009)	(7.4)
Finablr PLC	(44,203)	(1)	(0.0)
Frasers Group PLC	(8,740)	(95,631)	(27.1)
Genel Energy PLC	(4,036)	(7,158)	(2.0)
Greatland Gold PLC	(689,358)	(106,616)	(30.2)
Halfords Group PLC	(108,161)	(226,296)	(64.1)
Home Reit PLC	(131,519)	(190,595)	(54.0)
Ibstock PLC	(98,864)	(247,806)	(70.2)
IP Group PLC	(64,754)	(68,213)	(19.3)
John Wood Group PLC	(97,787)	(187,439)	(53.1)
Kape Technologies PLC	(1,596)	(5,811)	(1.7)
Keller Group PLC	(1,509)	(14,672)	(4.2)
Kier Group PLC	(20,799)	(19,394)	(5.5)
Liontrust Asset Management PLC	(7,332)	(93,149)	(26.4)
Marshalls PLC	(5,685)	(34,324)	(9.7)
Mitie Group PLC	(112,087)	(107,104)	(30.3)
Moneysupermarket.com Group PLC	(39,542)	(98,436)	(27.9)
Myovant Sciences Ltd.	(5,909)	(77,290)	(21.9)
NCC Group PLC	(11,400)	(31,139)	(8.8)
On the Beach Group PLC	(28,292)	(38,373)	(10.9)
Oxford Biomedica PLC	(31,052)	(182,647)	(51.7)
Oxford Nanopore Technologies PLC	(159,125)	(621,501)	(176.1)
Petrofac Ltd.	(191,000)	(267,955)	(75.9)
Polar Capital Holdings PLC	(5,940)	(35,395)	(10.0)
Premier Foods PLC	(19,375)	(27,464)	(7.8)
Primary Health Properties PLC	(65,264)	(117,419)	(33.3)
Provident Financial PLC	(5,947)	(14,054)	(4.0)
Rank Group PLC	(22,568)	(24,735)	(7.0)
Rathbone Brothers PLC	(2,948)	(64,980)	(18.4)
Redde Northgate PLC	(28,367)	(126,781)	(35.9)
Renewi PLC	(16,703)	(154,434)	(43.8)
Rotork PLC	(3,538)	(11,227)	(3.2)
Sabre Insurance Group PLC	(3,133)	(4,174)	(1.2)
Saga PLC	(37,276)	(71,724)	(20.3)
Savills PLC	(3,149)	(45,911)	(13.0)
Serco Group PLC	(77,828)	(179,058)	(50.7)
Serica Energy PLC	(67,746)	(313,561)	(88.8)
Synthomer PLC	(6,031)	(17,204)	(4.9)
Target Healthcare REIT PLC	(69,073)	(96,735)	(27.4)
TI Fluid Systems PLC	(166,630)	(354,696)	(100.5)
Trustpilot Group PLC	(105,780)	(99,478)	(28.2)
Tullow Oil PLC	(893,783)	(560,986)	(158.9)
Victoria PLC	(1,855)	(8,443)	(2.4)
Victrex PLC	(9,565)	(225,284)	(63.8)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Volex PLC	(10,550)	$(40,533)	(11.5)%
Volution Group PLC	(42,078)	(215,230)	(61.0)
Yellow Cake PLC	(88,416)	(405,249)	(114.8)

		(9,015,768)

United States
23andMe Holding Co., Class A	(5,862)	(16,296)	(4.6)
2seventy bio, Inc.	(8,848)	(127,323)	(36.1)
4D Molecular Therapeutics, Inc.	(425)	(3,995)	(1.1)
908 Devices, Inc.	(3,719)	(83,678)	(23.7)
AAON, Inc.	(3,471)	(208,850)	(59.2)
AAR Corp.	(1,995)	(88,837)	(25.2)
Aaron’s Co., Inc.	(3,306)	(43,044)	(12.2)
ABM Industries, Inc.	(8,432)	(378,091)	(107.1)
Academy Sports & Outdoors, Inc.	(1,911)	(82,230)	(23.3)
Accolade, Inc.	(11,651)	(107,655)	(30.5)
Aclaris Therapeutics, Inc.	(5,066)	(78,067)	(22.1)
ACM Research, Inc., Class A	(6,350)	(107,188)	(30.4)
Acushnet Holdings Corp.	(5,293)	(257,928)	(73.1)
ACV Auctions, Inc.	(4,220)	(31,186)	(8.8)
AdaptHealth Corp.	(4,663)	(103,099)	(29.2)
Adtran Holdings, Inc.	(306)	(7,372)	(2.1)
Aerojet Rocketdyne Holdings, Inc.	(1,625)	(70,996)	(20.1)
AeroVironment, Inc.	(1,118)	(96,864)	(27.4)
Aeva Technologies, Inc.	(21,530)	(76,001)	(21.5)
AEye, Inc.	(60,229)	(134,913)	(38.2)
Agenus, Inc.	(59,079)	(152,424)	(43.2)
Agiliti, Inc.	(9,031)	(197,689)	(56.0)
Air Transport Services Group, Inc.	(5,467)	(171,336)	(48.5)
Alamo Group, Inc.	(87)	(11,259)	(3.2)
Albany International Corp., Class A	(7,688)	(701,684)	(198.8)
Alexander’s, Inc.	(2,010)	(489,455)	(138.6)
Alkami Technology, Inc.	(20,142)	(280,377)	(79.4)
Allbirds, Inc., Class A	(69,541)	(357,441)	(101.3)
Allegheny Technologies, Inc.	(12,968)	(322,774)	(91.4)
Allison Transmission Holdings, Inc.	(792)	(33,161)	(9.4)
Alpha & Omega Semiconductor Ltd.	(11,980)	(503,280)	(142.6)
Altair Engineering, Inc.	(757)	(44,595)	(12.6)
AMC Networks, Inc.	(895)	(27,315)	(7.7)
Amerant Bancorp, Inc.	(8,735)	(238,640)	(67.6)
American Equity Investment Life Holding Co.	(2,196)	(82,482)	(23.4)
American Public Education, Inc.	(16,342)	(256,733)	(72.7)
American States Water Co.	(78)	(6,799)	(1.9)
America’s Car-Mart, Inc.	(1,578)	(163,433)	(46.3)
Amplitude, Inc., Class A	(20,866)	(308,399)	(87.4)
Amyris, Inc.	(89,166)	(158,715)	(45.0)
Anavex Life Sciences Corp.	(39,070)	(400,858)	(113.6)
API Group Corp.	(46,686)	(826,809)	(234.2)
Apollo Commercial Real Estate Finance, Inc.	(1,099)	(14,045)	(4.0)
Apollo Medical Holdings, Inc.	(7,715)	(409,126)	(115.9)
Appfolio, Inc.	(71)	(7,229)	(2.0)
Apple Hospitality REIT, Inc.	(15,138)	(252,502)	(71.5)
Applied Industrial Technologies, Inc.	(195)	(19,615)	(5.6)
Archaea Energy, Inc.	(14,233)	(233,137)	(66.0)
Arcturus Therapeutics Holdings, Inc.	(5,773)	(101,316)	(28.7)
Argan, Inc.	(1,882)	(69,935)	(19.8)
Arko Corp.	(12,557)	(114,645)	(32.5)
ARMOUR Residential REIT, Inc.	(28,892)	(227,380)	(64.4)
Array Technologies, Inc.	(13,727)	(231,300)	(65.5)
Astra Space, Inc.	(14,960)	(21,393)	(6.1)
Atea Pharmaceuticals, Inc.	(12,206)	(100,089)	(28.4)
Atlantic Union Bankshares Corp.	(3,920)	(135,593)	(38.4)

S C H E D U L E O F I N V E S T M E N T S	90

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Atlanticus Holdings Corp.	(418)	$(16,152)	(4.6)%
Atlas Air Worldwide Holdings, Inc.	(2,770)	(209,717)	(59.4)
AvePoint, Inc.	(32,429)	(163,118)	(46.2)
Avid Technology, Inc.	(3,091)	(86,733)	(24.6)
Axonics, Inc.	(5,042)	(327,075)	(92.6)
B Riley Financial, Inc.	(12,999)	(669,968)	(189.8)
Babcock & Wilcox Enterprises, Inc.	(1,199)	(9,544)	(2.7)
Balchem Corp.	(651)	(88,380)	(25.0)
BancFirst Corp.	(10,715)	(1,150,684)	(326.0)
BARK, Inc.	(141,261)	(202,003)	(57.2)
Beauty Health Co.	(32,104)	(427,625)	(121.1)
Bed Bath & Beyond, Inc.	(5,051)	(25,407)	(7.2)
Belden, Inc.	(8,273)	(535,429)	(151.7)
BellRing Brands, Inc.	(352)	(8,497)	(2.4)
Benson Hill, Inc.	(36,984)	(120,198)	(34.0)
Berkshire Hills Bancorp, Inc.	(308)	(8,676)	(2.5)
Big Lots, Inc.	(6,334)	(127,883)	(36.2)
BioCryst Pharmaceuticals, Inc.	(8,701)	(95,885)	(27.2)
BioLife Solutions, Inc.	(391)	(7,535)	(2.1)
Bionano Genomics, Inc.	(138,568)	(257,736)	(73.0)
Bioxcel Therapeutics, Inc.	(3,431)	(52,975)	(15.0)
Bloomin’ Brands, Inc.	(1,225)	(24,978)	(7.1)
Blucora, Inc.	(8,044)	(160,880)	(45.6)
Blue Bird Corp.	(16,023)	(178,817)	(50.7)
BlueLinx Holdings, Inc.	(100)	(8,000)	(2.3)
Boston Omaha Corp., Class A	(2,005)	(48,922)	(13.9)
Brady Corp., Class A	(5,341)	(255,567)	(72.4)
Brandywine Realty Trust	(1,167)	(10,911)	(3.1)
Brightsphere Investment Group Inc.	(14,861)	(281,022)	(79.6)
BrightSpire Capital, Inc.	(27,481)	(242,932)	(68.8)
Brinker International, Inc.	(17,369)	(481,990)	(136.5)
Brink’s Co.	(1,808)	(102,948)	(29.2)
Bristow Group, Inc.	(14,479)	(373,558)	(105.8)
Broadmark Realty Capital, Inc.	(47,084)	(357,368)	(101.2)
Broadstone Net Lease, Inc.	(10,275)	(232,934)	(66.0)
BRP Group, Inc.	(8,910)	(245,649)	(69.6)
BTRS Holdings, Inc.	(16,030)	(103,393)	(29.3)
Butterfly Network, Inc.	(132,986)	(577,159)	(163.5)
C3.AI, Inc.	(19,581)	(360,486)	(102.1)
Cactus, Inc.	(4,027)	(167,483)	(47.4)
Caleres, Inc.	(2,816)	(69,893)	(19.8)
California Resources Corp.	(1,874)	(84,068)	(23.8)
California Water Service Group	(1,450)	(87,116)	(24.7)
Callon Petroleum Co.	(2,587)	(119,105)	(33.7)
Cano Health, Inc.	(4,665)	(28,410)	(8.0)
Cardlytics, Inc.	(9,816)	(135,461)	(38.4)
Carpenter Technology Corp.	(8,649)	(277,979)	(78.7)
Cars.com, Inc.	(24,049)	(282,816)	(80.1)
Casella Waste Systems, Inc.	(280)	(22,666)	(6.4)
Cathay General Bancorp	(1,414)	(58,964)	(16.7)
CCC Intelligent Solutions Holdings, Inc.	(10,258)	(102,477)	(29.0)
Celldex Therapeutics, Inc.	(9,850)	(302,592)	(85.7)
Centrus Energy Corp., Class A	(11,529)	(382,186)	(108.3)
Cerevel Therapeutics Holdings, Inc.	(5,096)	(133,974)	(37.9)
Certara, Inc.	(3,570)	(82,074)	(23.2)
Children’s Place, Inc.	(1,392)	(60,329)	(17.1)
Chord Energy Corp.	(299)	(38,343)	(10.9)
Cipher Mining, Inc.	(35,802)	(61,579)	(17.4)
CIRCOR International, Inc.	(9,447)	(164,472)	(46.6)
City Holding Co.	(1,288)	(111,786)	(31.7)
Clarus Corp.	(12,086)	(249,213)	(70.6)
Clearfield, Inc.	(1,986)	(195,720)	(55.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Cohen & Steers, Inc.	(109)	$(8,032)	(2.3)%
Collegium Pharmaceutical, Inc.	(18,880)	(324,547)	(91.9)
Columbia Financial, Inc.	(10,582)	(215,238)	(61.0)
Columbus McKinnon Corp.	(215)	(7,117)	(2.0)
Comfort Systems USA, Inc.	(1,137)	(120,135)	(34.0)
Community Bank System, Inc.	(24,850)	(1,673,150)	(474.0)
Community Health Systems, Inc.	(1,132)	(3,373)	(1.0)
Community Healthcare Trust, Inc.	(343)	(13,360)	(3.8)
Community Trust Bancorp, Inc.	(322)	(13,952)	(4.0)
CONMED Corp.	(1,604)	(156,599)	(44.4)
Consensus Cloud Solutions, Inc.	(531)	(28,690)	(8.1)
ContextLogic, Inc.	(342,715)	(514,072)	(145.6)
Core & Main, Inc., Class A	(4,816)	(116,258)	(32.9)
CoreCivic, Inc.	(20,200)	(217,554)	(61.6)
Corporate Office Properties Trust	(10,561)	(297,292)	(84.2)
Couchbase, Inc.	(29,278)	(445,904)	(126.3)
Coursera, Inc.	(11,315)	(157,165)	(44.5)
Cracker Barrel Old Country Store, Inc.	(525)	(49,912)	(14.1)
Crescent Energy, Inc.	(27,667)	(403,938)	(114.4)
Crinetics Pharmaceuticals, Inc.	(3,446)	(66,198)	(18.8)
CryoPort, Inc.	(2,022)	(75,218)	(21.3)
CS Disco, Inc.	(10,927)	(268,149)	(76.0)
CSG Systems International, Inc.	(157)	(10,244)	(2.9)
CTS Corp.	(4,433)	(180,334)	(51.1)
Cullinan Oncology, Inc.	(8,229)	(111,174)	(31.5)
CVB Financial Corp.	(29,637)	(790,419)	(223.9)
Cytek Biosciences, Inc.	(12,026)	(153,933)	(43.6)
Dana, Inc.	(17,269)	(289,428)	(82.0)
Definitive Healthcare Corp.	(336)	(8,729)	(2.5)
Denali Therapeutics, Inc.	(1,011)	(34,394)	(9.7)
Denny’s Corp.	(11,017)	(106,975)	(30.3)
DermTech, Inc.	(10,281)	(84,304)	(23.9)
Designer Brands, Inc., Class A	(3,154)	(45,512)	(12.9)
Desktop Metal, Inc.	(101,049)	(215,234)	(61.0)
DICE Therapeutics, Inc.	(7,853)	(135,386)	(38.3)
Diebold Nixdorf, Inc.	(27,808)	(89,820)	(25.4)
Dine Brands Global, Inc.	(4,703)	(335,371)	(95.0)
Diversified Gas & Oil PLC	(140,600)	(211,802)	(60.0)
DMC Global, Inc.	(1,873)	(42,629)	(12.1)
DocGo, Inc.	(24,467)	(189,130)	(53.6)
Doma Holdings, Inc.	(114,034)	(84,613)	(24.0)
Donnelley Financial Solutions, Inc.	(7,996)	(271,784)	(77.0)
Dorman Products, Inc.	(3,269)	(330,463)	(93.6)
Douglas Elliman, Inc.	(27,074)	(162,444)	(46.0)
Dril-Quip, Inc.	(981)	(25,163)	(7.1)
Driven Brands Holdings, Inc.	(4,434)	(134,705)	(38.2)
Duck Creek Technologies, Inc.	(24,883)	(343,385)	(97.3)
Dycom Industries, Inc.	(2,558)	(263,883)	(74.7)
Dynavax Technologies Corp.	(8,403)	(120,835)	(34.2)
Eastern Bankshares, Inc.	(45,203)	(922,141)	(261.2)
Eastman Kodak Co.	(105,548)	(581,569)	(164.7)
Ebix, Inc.	(2,357)	(55,767)	(15.8)
Edgewell Personal Care Co.	(12,260)	(487,703)	(138.2)
El Pollo Loco Holdings, Inc.	(30,117)	(292,737)	(82.9)
Ellington Financial, Inc.	(1,502)	(24,107)	(6.8)
Embecta Corp.	(13,578)	(399,601)	(113.2)
Empire State Realty Trust, Inc.	(12,083)	(103,068)	(29.2)
Employers Holdings, Inc.	(12,209)	(484,819)	(137.3)
Enact Holdings, Inc.	(636)	(14,653)	(4.1)
Encore Capital Group, Inc.	(162)	(11,734)	(3.3)
Energy Fuels, Inc.	(72,379)	(485,522)	(137.5)
Enerpac Tool Group Corp.	(13,261)	(269,198)	(76.3)

91

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
EnerSys	(6,780)	$(446,870)	(126.6)%
Enova International, Inc.	(1,925)	(66,432)	(18.8)
Enovix Corp.	(21,635)	(288,178)	(81.6)
EPR Properties	(8,149)	(438,498)	(124.2)
Equity Commonwealth	(18,975)	(532,249)	(150.8)
EverQuote, Inc., Class A	(820)	(8,569)	(2.4)
Evo Payments, Inc., Class A	(4,009)	(109,606)	(31.0)
Evolv Technologies Holdings, Inc.	(39,949)	(107,463)	(30.4)
Expro Group Holdings NV	(1,417)	(17,259)	(4.9)
F45 Training Holdings, Inc.	(26,529)	(52,262)	(14.8)
Fastly, Inc., Class A	(29,746)	(338,212)	(95.8)
Fate Therapeutics, Inc.	(1,032)	(31,507)	(8.9)
Federal Agricultural Mortgage Corp., Class C	(88)	(9,706)	(2.7)
Federal Signal Corp.	(3,423)	(142,123)	(40.3)
Federated Hermes, Inc., Class B	(5,275)	(179,930)	(51.0)
First Financial Bankshares, Inc.	(8,212)	(362,806)	(102.8)
First Hawaiian, Inc.	(3,883)	(98,978)	(28.0)
First Merchants Corp.	(8,166)	(339,134)	(96.1)
FirstCash Holdings, Inc.	(4,592)	(336,410)	(95.3)
FormFactor, Inc.	(456)	(16,215)	(4.6)
Four Corners Property Trust, Inc.	(2,569)	(75,092)	(21.3)
Franchise Group, Inc.	(1,330)	(43,797)	(12.4)
Franklin Electric Co., Inc.	(794)	(72,111)	(20.4)
Franklin Street Properties Corp.	(3,406)	(12,909)	(3.7)
Fresh Del Monte Produce, Inc.	(17,442)	(518,202)	(146.8)
Freshpet, Inc.	(553)	(29,552)	(8.4)
fuboTV, Inc.	(70,476)	(176,895)	(50.1)
FuelCell Energy, Inc.	(12,251)	(43,981)	(12.5)
Fulcrum Therapeutics, Inc.	(1,824)	(10,725)	(3.0)
Fulgent Genetics, Inc.	(8,659)	(517,375)	(146.6)
Funko, Inc., Class A	(10,536)	(276,149)	(78.2)
Gannett Co., Inc.	(17,215)	(51,817)	(14.7)
Gates Industrial Corp. PLC	(1,051)	(12,927)	(3.7)
Genesco, Inc.	(5,080)	(284,734)	(80.7)
Gentherm, Inc.	(5,782)	(373,286)	(105.7)
German American Bancorp, Inc.	(1,202)	(45,484)	(12.9)
Gevo, Inc.	(103,308)	(303,726)	(86.0)
Ginkgo Bioworks Holdings, Inc.	(91,102)	(260,552)	(73.8)
Glacier Bancorp, Inc.	(9,501)	(475,905)	(134.8)
Gladstone Commercial Corp.	(9,252)	(193,829)	(54.9)
Global Industrial Co.	(2,860)	(102,245)	(29.0)
Global Medical REIT, Inc.	(10,038)	(122,263)	(34.6)
Global Net Lease, Inc.	(15,488)	(233,714)	(66.2)
Globalstar, Inc.	(13,931)	(19,503)	(5.5)
GMS, Inc.	(151)	(8,014)	(2.3)
Goosehead Insurance, Inc.	(1,263)	(70,993)	(20.1)
GrafTech International Ltd.	(30,561)	(235,320)	(66.7)
Graham Holdings Co., Class B	(314)	(186,670)	(52.9)
Grand Canyon Education, Inc.	(2,416)	(232,105)	(65.7)
Great Lakes Dredge & Dock Corp.	(4,369)	(56,491)	(16.0)
Great Southern Bancorp, Inc.	(1,846)	(114,341)	(32.4)
Greif, Inc., Class A	(10,174)	(718,488)	(203.5)
Grid Dynamics Holdings, Inc.	(2,566)	(48,420)	(13.7)
Griffon Corp.	(2,850)	(85,529)	(24.2)
Groupon, Inc.	(5,520)	(58,512)	(16.6)
Haemonetics Corp.	(2,989)	(207,706)	(58.8)
Hagerty, Inc.	(6,450)	(74,046)	(21.0)
Hamilton Lane, Inc., Class A	(923)	(69,751)	(19.8)
Hancock Whitney Corp.	(2,799)	(136,619)	(38.7)
Hawaiian Electric Industries, Inc.	(18,190)	(769,437)	(218.0)
Hayward Holdings, Inc.	(3,806)	(44,416)	(12.6)
HB Fuller Co.	(19,896)	(1,277,323)	(361.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Healthcare Services Group, Inc.	(9,870)	$(141,536)	(40.1)%
Helios Technologies, Inc.	(4,279)	(294,481)	(83.4)
Hibbett, Inc.	(11,941)	(560,272)	(158.7)
Hillenbrand, Inc.	(26,201)	(1,210,486)	(342.9)
Hillman Solutions Corp.	(7,955)	(82,334)	(23.3)
Hippo Holdings, Inc.	(130,263)	(111,245)	(31.5)
HNI Corp.	(5,555)	(196,203)	(55.6)
Home BancShares, Inc.	(8,156)	(192,482)	(54.5)
Hope Bancorp, Inc.	(482)	(7,249)	(2.1)
Hovnanian Enterprises, Inc., Class A	(556)	(26,972)	(7.6)
Huron Consulting Group, Inc.	(2,135)	(143,258)	(40.6)
Hydrofarm Holdings Group, Inc.	(19,653)	(63,479)	(18.0)
Hyliion Holdings Corp.	(41,440)	(162,859)	(46.1)
Hyzon Motors, Inc.	(48,090)	(193,322)	(54.8)
ICF International, Inc.	(366)	(34,532)	(9.8)
Ichor Holdings Ltd.	(6,662)	(208,254)	(59.0)
IGM Biosciences, Inc.	(2,724)	(43,884)	(12.4)
Imago Biosciences, Inc.	(3,101)	(49,926)	(14.1)
ImmunityBio, Inc.	(20,663)	(80,379)	(22.8)
Immunovant, Inc.	(9,713)	(40,018)	(11.3)
Independent Bank Corp.	(2,248)	(188,382)	(53.4)
indie Semiconductor, Inc.	(2,296)	(16,531)	(4.7)
Indus Realty Trust, Inc.	(5,585)	(341,132)	(96.6)
Industrial Logistics Properties Trust	(11,058)	(110,912)	(31.4)
Ingles Markets, Inc., Class A	(3,599)	(343,561)	(97.3)
Inhibrx, Inc.	(1,332)	(23,097)	(6.5)
Innospec, Inc.	(2,709)	(276,318)	(78.3)
Inovio Pharmaceuticals, Inc.	(5,701)	(11,288)	(3.2)
Inseego Corp.	(6,955)	(15,510)	(4.4)
Insight Enterprises, Inc.	(5,377)	(502,266)	(142.3)
Insteel Industries, Inc.	(4,056)	(126,953)	(36.0)
Intapp, Inc.	(362)	(5,492)	(1.6)
Integer Holdings Corp.	(263)	(18,381)	(5.2)
InterDigital, Inc.	(235)	(14,427)	(4.1)
Interface, Inc.	(27,535)	(398,982)	(113.0)
International Bancshares Corp.	(1,594)	(69,913)	(19.8)
IonQ, Inc.	(1,549)	(8,365)	(2.4)
Iovance Biotherapeutics, Inc.	(704)	(8,202)	(2.3)
iStar, Inc.	(1,448)	(24,196)	(6.9)
iTeos Therapeutics, Inc.	(2,553)	(62,446)	(17.7)
IVERIC bio, Inc.	(28,929)	(309,251)	(87.6)
J&J Snack Foods Corp.	(1,464)	(198,387)	(56.2)
Jack in the Box, Inc.	(2,715)	(187,715)	(53.2)
JBG SMITH Properties	(42,764)	(1,087,916)	(308.2)
John B Sanfilippo & Son, Inc.	(2,040)	(152,796)	(43.3)
John Bean Technologies Corp.	(1,099)	(123,429)	(35.0)
Kaman Corp.	(3,329)	(102,467)	(29.0)
Kennedy-Wilson Holdings, Inc.	(24,038)	(496,625)	(140.7)
Keros Therapeutics, Inc.	(419)	(13,442)	(3.8)
Kimball Electronics, Inc.	(26,769)	(588,918)	(166.8)
Kinetik Holdings, Inc.	(395)	(16,069)	(4.6)
KKR Real Estate Finance Trust, Inc.	(18,896)	(368,283)	(104.3)
Korn Ferry	(6,950)	(455,294)	(129.0)
Krystal Biotech, Inc.	(4,073)	(295,618)	(83.7)
Kymera Therapeutics, Inc.	(313)	(6,895)	(2.0)
Lakeland Financial Corp.	(114)	(8,869)	(2.5)
Lancaster Colony Corp.	(295)	(39,052)	(11.1)
Laredo Petroleum, Inc.	(119)	(10,552)	(3.0)
Latch, Inc.	(74,027)	(88,832)	(25.2)
Latham Group, Inc.	(4,985)	(27,368)	(7.8)
La-Z-Boy, Inc.	(9,840)	(274,241)	(77.7)
Lexicon Pharmaceuticals, Inc.	(69,502)	(165,415)	(46.9)

S C H E D U L E O F I N V E S T M E N T S	92

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Lindblad Expeditions Holdings, Inc.	(1,819)	$(14,370)	(4.1)%
Lindsay Corp.	(3,038)	(467,730)	(132.5)
Lordstown Motors Corp., Class A	(207,000)	(463,680)	(131.3)
Loyalty Ventures, Inc.	(57,568)	(169,826)	(48.1)
LTC Properties, Inc.	(22,501)	(942,792)	(267.1)
Lumber Liquidators Holdings, Inc.	(1,582)	(15,883)	(4.5)
Luminar Technologies, Inc.	(58,866)	(397,934)	(112.7)
Madison Square Garden Entertainment Corp.	(264)	(15,373)	(4.4)
Madrigal Pharmaceuticals, Inc.	(2,462)	(154,663)	(43.8)
Markforged Holding Corp.	(35,517)	(77,782)	(22.0)
Materion Corp.	(1,617)	(132,497)	(37.5)
Mativ, Inc.	(27,846)	(608,435)	(172.4)
Matterport, Inc.	(44,439)	(188,866)	(53.5)
Matthews International Corp., Class A	(8,035)	(224,578)	(63.6)
MeiraGTx Holdings PLC	(474)	(3,925)	(1.1)
Mesa Laboratories, Inc.	(116)	(24,737)	(7.0)
Methode Electronics, Inc.	(24,473)	(1,009,267)	(285.9)
MGP Ingredients, Inc.	(96)	(10,097)	(2.9)
MillerKnoll, Inc.	(492)	(14,814)	(4.2)
Minerals Technologies, Inc.	(5,219)	(348,681)	(98.8)
Mission Produce, Inc.	(14,577)	(206,702)	(58.6)
Monte Rosa Therapeutics, Inc.	(469)	(4,254)	(1.2)
Movado Group, Inc.	(2,594)	(88,144)	(25.0)
Mr Cooper Group, Inc.	(3,487)	(157,089)	(44.5)
Mueller Water Products, Inc., Class A	(51,795)	(674,371)	(191.0)
MYR Group, Inc.	(2,001)	(190,555)	(54.0)
Myriad Genetics, Inc.	(2,782)	(73,389)	(20.8)
N-able, Inc.	(900)	(8,838)	(2.5)
NanoString Technologies, Inc.	(2,332)	(29,850)	(8.5)
National Health Investors, Inc.	(10,738)	(696,252)	(197.2)
National HealthCare Corp.	(1,038)	(73,729)	(20.9)
National Presto Industries, Inc.	(2,720)	(193,664)	(54.9)
Navient Corp.	(14,222)	(234,236)	(66.4)
Navitas Semiconductor Corp.	(13,877)	(72,438)	(20.5)
NBT Bancorp, Inc.	(702)	(28,459)	(8.1)
Nelnet, Inc., Class A	(10,504)	(998,825)	(282.9)
NetScout Systems, Inc.	(12,999)	(462,504)	(131.0)
NETSTREIT Corp.	(1,506)	(30,873)	(8.7)
New Jersey Resources Corp.	(10,853)	(501,300)	(142.0)
Newmark Group, Inc., Class A	(37,611)	(428,765)	(121.5)
NextDecade Corp.	(21,467)	(151,772)	(43.0)
Nextdoor Holdings, Inc.	(62,573)	(209,620)	(59.4)
nLight, Inc.	(522)	(6,400)	(1.8)
Noble Corp.	(1,299)	(38,970)	(11.0)
Northwest Bancshares, Inc.	(39,811)	(572,482)	(162.2)
Novanta, Inc.	(738)	(113,800)	(32.2)
Nu Skin Enterprises, Inc.	(13,588)	(591,214)	(167.5)
Nuvation Bio, Inc.	(4,406)	(12,161)	(3.4)
Ocugen, Inc.	(4,191)	(10,813)	(3.1)
ODP Corp.	(12,991)	(471,573)	(133.6)
O-I Glass, Inc.	(12,253)	(180,242)	(51.1)
Olo, Inc., Class A	(7,636)	(81,782)	(23.2)
One Liberty Properties, Inc.	(7,793)	(216,256)	(61.3)
OneSpan, Inc.	(11,604)	(128,456)	(36.4)
Open Lending Corp., Class A	(6,258)	(64,833)	(18.4)
OptimizeRx Corp.	(1,328)	(29,840)	(8.5)
Orion Office REIT, Inc.	(6,308)	(69,010)	(19.5)
OSI Systems, Inc.	(765)	(73,953)	(20.9)
Ouster, Inc.	(28,697)	(50,507)	(14.3)
Outset Medical, Inc.	(18,949)	(292,762)	(82.9)
Owens & Minor, Inc.	(5,149)	(182,326)	(51.6)
Oxford Industries, Inc.	(945)	(90,153)	(25.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Pagerduty, Inc.	(2,295)	$(59,509)	(16.9)%
PAR Technology Corp.	(554)	(23,057)	(6.5)
Parsons Corp.	(16,686)	(721,336)	(204.3)
Party City Holdco, Inc.	(7,763)	(8,850)	(2.5)
Patterson Cos., Inc.	(17,168)	(533,238)	(151.0)
Paycor HCM, Inc.	(5,664)	(151,172)	(42.8)
Pediatrix Medical Group Inc.	(535)	(12,123)	(3.4)
Pennant Group, Inc.	(346)	(4,616)	(1.3)
Perdoceo Education Corp.	(32,076)	(439,441)	(124.5)
Perella Weinberg Partners	(31,132)	(219,481)	(62.2)
Phathom Pharmaceuticals, Inc.	(495)	(4,559)	(1.3)
Piedmont Lithium, Inc.	(3,033)	(137,122)	(38.8)
Piedmont Office Realty Trust, Inc.	(8,227)	(113,204)	(32.1)
Pitney Bowes, Inc.	(31,877)	(104,238)	(29.5)
Planet Labs PBC	(42,902)	(228,668)	(64.8)
PLBY Group, Inc.	(47,409)	(304,366)	(86.2)
Plexus Corp.	(8,133)	(764,095)	(216.4)
Plymouth Industrial REIT, Inc.	(8,528)	(164,249)	(46.5)
PMV Pharmaceuticals, Inc.	(11,677)	(174,571)	(49.4)
Porch Group, Inc.	(10,473)	(20,213)	(5.7)
PotlatchDeltic Corp.	(3,007)	(147,433)	(41.8)
PRA Group, Inc.	(175)	(6,972)	(2.0)
Praxis Precision Medicines, Inc.	(21,523)	(75,976)	(21.5)
Premier, Inc., Class A	(16,455)	(632,859)	(179.3)
PriceSmart, Inc.	(1,669)	(110,788)	(31.4)
Progress Software Corp.	(8,422)	(395,497)	(112.0)
Prometheus Biosciences, Inc.	(413)	(17,623)	(5.0)
Proterra, Inc.	(97,372)	(524,835)	(148.7)
Provention Bio, Inc.	(73,168)	(279,502)	(79.2)
Provident Financial Services, Inc.	(626)	(15,249)	(4.3)
PubMatic, Inc., Class A	(438)	(7,266)	(2.1)
Pulmonx Corp.	(10,192)	(173,672)	(49.2)
PureCycle Technologies, Inc.	(39,289)	(297,811)	(84.4)
Purple Innovation, Inc.	(120,032)	(418,912)	(118.7)
Quanterix Corp.	(3,258)	(52,095)	(14.8)
Quotient Technology, Inc.	(50,486)	(139,846)	(39.6)
Rackspace Technology, Inc.	(8,881)	(59,858)	(17.0)
Ranger Oil Corp.	(2,906)	(110,602)	(31.3)
Ready Capital Corp.	(6,705)	(93,267)	(26.4)
RealReal, Inc.	(68,269)	(159,067)	(45.1)
Reata Pharmaceuticals, Inc.	(226)	(6,934)	(2.0)
Recursion Pharmaceuticals, Inc.	(10,921)	(92,392)	(26.2)
REGENXBIO, Inc.	(6,322)	(198,321)	(56.2)
Relay Therapeutics, Inc.	(4,068)	(77,373)	(21.9)
Relmada Therapeutics, Inc.	(7,417)	(189,875)	(53.8)
Remitly Global, Inc.	(957)	(9,120)	(2.6)
Rent-A-Center, Inc.	(14,928)	(351,256)	(99.5)
Resideo Technologies, Inc.	(19,840)	(446,598)	(126.5)
Retail Opportunity Investments Corp.	(6,519)	(113,822)	(32.2)
REV Group, Inc.	(29,872)	(347,710)	(98.5)
Reynolds Consumer Products, Inc.	(14,546)	(422,707)	(119.7)
Rimini Street, Inc.	(36,428)	(255,725)	(72.4)
RLI Corp.	(4,742)	(521,525)	(147.7)
Rocket Lab USA, Inc.	(102,315)	(477,811)	(135.3)
Root, Inc., Class A	(68,581)	(72,010)	(20.4)
Rover Group, Inc.	(27,446)	(119,939)	(34.0)
Rush Street Interactive, Inc.	(16,860)	(93,404)	(26.5)
Ruth’s Hospitality Group, Inc.	(5,574)	(97,824)	(27.7)
Safety Insurance Group, Inc.	(9,127)	(789,942)	(223.8)
Sally Beauty Holdings, Inc.	(7,154)	(91,428)	(25.9)
Schneider National, Inc., Class B	(10,097)	(255,757)	(72.4)
Scholar Rock Holding Corp.	(1,469)	(10,077)	(2.9)

93

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Scholastic Corp.	(956)	$(44,999)	(12.7)%
Schrodinger, Inc.	(4,772)	(149,364)	(42.3)
Seaboard Corp.	(145)	(588,793)	(166.8)
Seer, Inc.	(28,783)	(259,047)	(73.4)
Select Energy Services, Inc.	(2,121)	(15,844)	(4.5)
Selective Insurance Group, Inc.	(1,988)	(154,786)	(43.8)
Selectquote, Inc.	(85,669)	(157,631)	(44.7)
Sema4 Holdings Corp.	(65,286)	(105,763)	(30.0)
ServisFirst Bancshares, Inc.	(1,671)	(142,787)	(40.4)
Shenandoah Telecommunications Co.	(3,022)	(67,391)	(19.1)
Shoals Technologies Group, Inc., Class A	(7,835)	(185,141)	(52.4)
Shoe Carnival, Inc.	(5,682)	(123,924)	(35.1)
SI-BONE, Inc.	(9,546)	(128,298)	(36.3)
Signify Health, Inc., Class A	(11,477)	(196,371)	(55.6)
Silgan Holdings, Inc.	(29,016)	(1,291,212)	(365.8)
Silk Road Medical, Inc.	(939)	(42,734)	(12.1)
SilverBow Resources, Inc.	(437)	(19,748)	(5.6)
Simmons First National Corp., Class A	(14,084)	(334,495)	(94.8)
Sinclair Broadcast Group, Inc., Class A	(2,711)	(59,208)	(16.8)
SITE Centers Corp.	(561)	(8,196)	(2.3)
Skillsoft Corp.	(5,289)	(20,310)	(5.8)
Skillz, Inc.	(38,493)	(60,819)	(17.2)
Skyline Champion Corp.	(1,571)	(99,444)	(28.2)
SmartRent, Inc.	(61,355)	(347,269)	(98.4)
Solid Power, Inc.	(35,576)	(225,552)	(63.9)
SomaLogic, Inc.	(55,146)	(278,487)	(78.9)
Sotera Health Co.	(2,984)	(57,293)	(16.2)
Southside Bancshares, Inc.	(5,447)	(217,553)	(61.6)
Spectrum Brands Holdings, Inc.	(2,231)	(155,144)	(43.9)
SpringWorks Therapeutics, Inc.	(429)	(12,819)	(3.6)
Sprinklr, Inc.	(13,168)	(149,325)	(42.3)
Sprout Social, Inc., Class A	(1,452)	(75,649)	(21.4)
SPX Corp.	(775)	(45,826)	(13.0)
St Joe Co.	(1,878)	(78,914)	(22.4)
Stem, Inc.	(63,048)	(714,334)	(202.3)
Stepan Co.	(3,974)	(445,923)	(126.3)
StepStone Group, Inc., Class A	(5,710)	(152,114)	(43.1)
Stericycle, Inc.	(2,390)	(112,019)	(31.7)
Sterling Construction Co., Inc.	(11,352)	(291,860)	(82.7)
Steven Madden Ltd.	(5,281)	(167,408)	(47.4)
Stock Yards Bancorp, Inc.	(2,920)	(201,918)	(57.2)
StoneX Group, Inc.	(120)	(10,456)	(3.0)
Stride, Inc.	(2,617)	(116,928)	(33.1)
Sumo Logic, Inc.	(16,541)	(111,983)	(31.7)
Sun Country Airlines Holdings, Inc.	(3,506)	(70,716)	(20.0)
Sunstone Hotel Investors, Inc.	(6,670)	(75,571)	(21.4)
Talos Energy, Inc.	(645)	(12,223)	(3.5)
TaskUS, Inc.	(4,442)	(93,415)	(26.5)
Tejon Ranch Co.	(2,869)	(47,396)	(13.4)
Tellurian, Inc.	(56,480)	(210,106)	(59.5)
Telos Corp.	(12,989)	(103,133)	(29.2)
Tennant Co.	(2,135)	(143,109)	(40.5)
TFS Financial Corp.	(30,039)	(440,071)	(124.7)
ThredUp, Inc., Class A	(78,067)	(175,651)	(49.8)
Thryv Holdings, Inc.	(7,797)	(189,779)	(53.8)
TimkenSteel Corp.	(1,678)	(34,047)	(9.6)
Towne Bank	(1,043)	(31,154)	(8.8)
TPG, Inc.	(6,647)	(189,572)	(53.7)
TPI Composites, Inc.	(1,824)	(30,041)	(8.5)
TransMedics Group, Inc.	(4,744)	(191,563)	(54.3)
Treace Medical Concepts, Inc.	(2,191)	(37,072)	(10.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Tredegar Corp.	(64,120)	$(671,978)	(190.4)%
TriCo Bancshares	(5,064)	(242,059)	(68.6)
TriMas Corp.	(213)	(6,305)	(1.8)
Trinseo PLC	(5,578)	(199,525)	(56.5)
Triumph Group, Inc.	(2,084)	(32,385)	(9.2)
Trustmark Corp.	(254)	(8,247)	(2.3)
TTEC Holdings, Inc.	(267)	(19,536)	(5.5)
TTM Technologies, Inc.	(15,741)	(212,976)	(60.3)
Tupperware Brands Corp.	(22,015)	(164,232)	(46.5)
TuSimple Holdings, Inc.	(43,634)	(434,595)	(123.1)
Twist Bioscience Corp.	(8,486)	(371,178)	(105.1)
Two Harbors Investment Corp.	(8,988)	(48,355)	(13.7)
U.S. Silica Holdings, Inc.	(5,287)	(73,119)	(20.7)
Ultra Clean Holdings, Inc.	(213)	(7,157)	(2.0)
UniFirst Corp.	(3,661)	(717,153)	(203.1)
Unisys Corp.	(15,909)	(218,271)	(61.8)
United Community Banks, Inc.	(22,175)	(754,615)	(213.8)
United Natural Foods, Inc.	(11,914)	(506,464)	(143.5)
Uniti Group, Inc.	(42,703)	(425,749)	(120.6)
Universal Corp.	(8,242)	(460,810)	(130.5)
Universal Health Realty Income Trust	(4,134)	(222,823)	(63.1)
Upwork, Inc.	(2,816)	(52,265)	(14.8)
Utz Brands, Inc.	(5,027)	(84,554)	(24.0)
Vaxart, Inc.	(72,499)	(266,796)	(75.6)
Vaxcyte, Inc.	(7,731)	(178,431)	(50.5)
Velo3D, Inc.	(10,873)	(34,902)	(9.9)
Velodyne Lidar, Inc.	(174,515)	(183,241)	(51.9)
Veracyte, Inc.	(1,420)	(37,403)	(10.6)
Vericel Corp.	(530)	(17,246)	(4.9)
Verint Systems, Inc.	(6,271)	(286,397)	(81.1)
Veritone, Inc.	(14,559)	(102,350)	(29.0)
Verra Mobility Corp.	(4,201)	(69,274)	(19.6)
Vesync Co. Ltd.	(42,000)	(26,919)	(7.6)
ViaSat, Inc.	(872)	(28,715)	(8.1)
Viavi Solutions, Inc.	(1,035)	(15,318)	(4.3)
Victoria’s Secret & Co.	(12,221)	(451,688)	(127.9)
Vimeo, Inc.	(22,515)	(125,183)	(35.5)
Virgin Galactic Holdings, Inc.	(45,625)	(339,450)	(96.2)
Vivint Smart Home, Inc.	(12,071)	(57,699)	(16.3)
Vobile Group Ltd.	(168,000)	(85,892)	(24.3)
Volta, Inc.	(57,267)	(105,371)	(29.8)
W&T Offshore, Inc.	(9,307)	(46,256)	(13.1)
Wabash National Corp.	(9,284)	(167,669)	(47.5)
Washington Real Estate Investment Trust	(1,430)	(31,703)	(9.0)
Werner Enterprises, Inc.	(2,166)	(95,217)	(27.0)
Westamerica BanCorp	(10,944)	(656,749)	(186.0)
Wheels Up Experience, Inc.	(71,976)	(161,226)	(45.7)
White Mountains Insurance Group Ltd.	(723)	(896,108)	(253.8)
WideOpenWest, Inc.	(4,697)	(86,331)	(24.5)
Wolverine World Wide, Inc.	(12,661)	(284,493)	(80.6)
Workhorse Group, Inc.	(268,875)	(879,221)	(249.1)
Worthington Industries, Inc.	(2,973)	(152,247)	(43.1)
WSFS Financial Corp.	(3,340)	(159,385)	(45.1)
WW International, Inc.	(23,503)	(156,060)	(44.2)
Xenia Hotels & Resorts, Inc.	(7,762)	(127,452)	(36.1)
Xometry, Inc.	(3,279)	(124,602)	(35.3)
Xperi Holding Corp.	(61,919)	(1,037,762)	(294.0)
Zentalis Pharmaceuticals, Inc.	(6,666)	(194,647)	(55.1)

		(110,646,233)

S C H E D U L E O F I N V E S T M E N T S	94

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)

Preferred Stocks

Germany
Jungheinrich AG	(1,380)	$(37,563)	(10.6)%

Warrants

Australia
Pointsbet Holdings Ltd.	(9,593)	(0)	0.0

Total Reference Entity — Short		(197,593,203)

Net Value of Reference Entity — Goldman Sachs & Co.		$353,020

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date July 5, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	61,028	$66,291	(552,425.0)%
Bank of Queensland Ltd.	77,326	409,534	(3,412,783.3)
BHP Group Ltd.	3,410	93,373	(778,108.3)
Boral Ltd.	63,690	129,791	(1,081,591.7)
carsales.com Ltd.	11,884	173,248	(1,443,733.3)
Challenger Ltd.	33,710	166,519	(1,387,658.3)
Coles Group Ltd.	3,106	40,907	(340,891.7)
Commonwealth Bank of Australia	13,132	932,601	(7,771,675.0)
Computershare Ltd.	2,580	45,581	(379,841.7)
CSR Ltd.	37,755	121,167	(1,009,725.0)
Deterra Royalties Ltd.	145,091	442,847	(3,690,391.7)
Domain Holdings Australia Ltd.	115,927	290,244	(2,418,700.0)
Domino’s Pizza Enterprises Ltd.	3,940	201,452	(1,678,766.7)
Flight Centre Travel Group Ltd.	572	6,956	(57,966.6)
Goodman Group	160,601	2,350,405	(19,586,708.3)
GPT Group	109,494	352,264	(2,935,533.3)
Harvey Norman Holdings Ltd.	12,237	35,709	(297,575.0)
IGO Ltd.	69,841	547,263	(4,560,525.0)
Iluka Resources Ltd.	68,825	467,117	(3,892,641.7)
Insignia Financial Ltd.	74,833	162,808	(1,356,733.3)
Magellan Financial Group Ltd.	21,530	221,205	(1,843,375.0)
Mineral Resources Ltd.	30,063	1,145,523	(9,546,025.0)
Mirvac Group	4,731	7,167	(59,725.0)
Orora Ltd.	27,016	67,625	(563,541.7)
OZ Minerals Ltd.	19,043	254,324	(2,119,366.7)
Pilbara Minerals Ltd.	97,915	193,062	(1,608,850.0)
Pro Medicus Ltd.	8,980	314,559	(2,621,325.0)
REA Group Ltd.	2,434	214,738	(1,789,483.3)
Rio Tinto PLC	3,383	204,230	(1,701,916.7)
Scentre Group	31,585	64,725	(539,375.0)
SEEK Ltd.	9,023	146,147	(1,217,891.7)
Shopping Centres Australasia Property Group	121,191	252,923	(2,107,691.7)
Sierra Rutile Holdings Ltd.	68,825	15,388	(128,233.3)
South32 Ltd.	45,098	122,920	(1,024,333.3)
Steadfast Group Ltd.	35,330	132,454	(1,103,783.3)
Telstra Corp. Ltd.	143,592	392,438	(3,270,316.7)

Security	Shares	Value	% of Basket Value

Australia (continued)
Treasury Wine Estates Ltd.	31,828	$274,359	(2,286,325.0)%
Wesfarmers Ltd.	58,219	1,907,575	(15,896,458.3)
Westpac Banking Corp.	36,020	545,456	(4,545,466.7)
WiseTech Global Ltd.	8,384	296,916	(2,474,300.0)
Woodside Energy Group Ltd.	142	3,206	(26,716.7)

		13,813,017

Austria
ANDRITZ AG	1,609	75,285	(627,375.0)
Erste Group Bank AG	65,726	1,666,330	(13,886,083.3)
Raiffeisen Bank International AG	7,124	86,305	(719,208.4)

		1,827,920

Belgium
Ackermans & van Haaren NV	3,626	533,028	(4,441,900.0)
Etablissements Franz Colruyt NV	28,144	777,506	(6,479,216.7)
Solvay SA	8,417	739,290	(6,160,750.0)
Umicore SA	1,527	55,312	(460,933.3)
Warehouses De Pauw CVA	17,026	578,785	(4,823,208.3)

		2,683,921

Bermuda
Hiscox Ltd.	66,193	720,757	(6,006,308.3)

Canada
Air Canada	76,352	1,036,868	(8,640,566.7)
Alamos Gold, Inc., Class A	16,573	130,974	(1,091,450.0)
Algonquin Power & Utilities Corp.	51,799	724,470	(6,037,250.0)
ARC Resources Ltd.	17,550	246,143	(2,051,191.7)
B2Gold Corp.	45,881	160,514	(1,337,616.7)
Bank of Nova Scotia	8,977	546,871	(4,557,258.3)
Baytex Energy Corp.	84,945	456,383	(3,803,191.7)
BCE, Inc.	2,767	139,803	(1,165,025.0)
Birchcliff Energy Ltd.	3,503	26,918	(224,316.6)
Brookfield Infrastructure Corp.	7,078	324,066	(2,700,550.0)
CAE, Inc.	49,291	1,304,111	(10,867,591.7)
Canadian Imperial Bank of Commerce	11,327	573,006	(4,775,050.0)
Canadian Pacific Railway Ltd.	21	1,656	(13,800.0)
Canadian Tire Corp. Ltd., Class A	3,991	512,717	(4,272,641.7)
Capital Power Corp.	6,126	236,037	(1,966,975.0)
Capstone Mining Corp.	10,652	24,040	(200,333.3)
Cargojet, Inc.	1,680	194,704	(1,622,533.3)
CCL Industries, Inc., Class B	2,428	121,974	(1,016,450.0)
CGI, Inc.	3,561	305,336	(2,544,466.7)
Colliers International Group, Inc.	1,184	147,862	(1,232,183.3)
Crescent Point Energy Corp.	27,358	216,420	(1,803,500.0)
Descartes Systems Group, Inc.	946	65,349	(544,575.0)
Emera, Inc.	13,195	625,566	(5,213,050.0)
Enbridge, Inc.	3,549	159,387	(1,328,225.0)
First Majestic Silver Corp.	78,301	599,846	(4,998,716.7)
First Quantum Minerals Ltd.	15,819	289,067	(2,408,891.7)
FirstService Corp.	1,687	225,684	(1,880,700.0)
Franco-Nevada Corp.	333	42,639	(355,325.0)
George Weston Ltd.	2,926	349,233	(2,910,275.0)
GFL Environmental, Inc.	8,789	243,241	(2,027,008.3)
Gibson Energy, Inc.	3,576	73,500	(612,500.0)
Great-West Lifeco, Inc.	37,549	912,518	(7,604,316.7)
Hydro One Ltd.	8,681	242,353	(2,019,608.3)
IGM Financial, Inc.	7,232	209,977	(1,749,808.3)
Imperial Oil Ltd.	7,304	350,042	(2,917,016.7)
Innergex Renewable Energy Inc.	33,885	509,115	(4,242,625.0)
Ivanhoe Mines Ltd., Class A	43,239	268,777	(2,239,808.3)
Keyera Corp.	7,562	195,996	(1,633,300.0)

95

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Kinaxis, Inc.	1,395	$166,762	(1,389,683.3)%
Kinross Gold Corp.	29,695	101,801	(848,341.7)
Lundin Mining Corp.	2,126	11,987	(99,891.6)
Northland Power, Inc.	3,823	125,329	(1,044,408.3)
NuVista Energy Ltd.	1,611	14,329	(119,408.3)
Osisko Gold Royalties Ltd.	13,006	136,200	(1,135,000.0)
Parex Resources, Inc.	16,496	307,106	(2,559,216.7)
Pembina Pipeline Corp.	3,931	150,081	(1,250,675.0)
Shopify, Inc., Class A	3,629	126,422	(1,053,516.7)
Stantec, Inc.	22,500	1,110,285	(9,252,375.0)
TC Energy Corp.	16,847	898,165	(7,484,708.3)
Teck Resources Ltd., Class B	11,141	327,561	(2,729,675.0)
TELUS Corp.	27,574	634,791	(5,289,925.0)
Toronto-Dominion Bank	12,369	803,446	(6,695,383.3)
Turquoise Hill Resources Ltd.	10,487	274,265	(2,285,541.7)
Wheaton Precious Metals Corp.	9,922	340,457	(2,837,141.7)
Whitecap Resources, Inc.	15,351	117,361	(978,008.3)
WSP Global, Inc.	3,098	373,778	(3,114,816.7)

		18,813,289

China
Budweiser Brewing Co. APAC Ltd.	212,700	588,953	(4,907,941.7)
Chow Tai Fook Jewellery Group Ltd.	18,200	35,995	(299,958.3)
Wilmar International Ltd.	58,100	169,298	(1,410,816.7)

		794,246

Denmark
AP Moller - Maersk A/S, Class A	59	158,060	(1,317,166.7)
Coloplast A/S, Class B	11,233	1,314,698	(10,955,816.7)
Danske Bank A/S	19,843	277,490	(2,312,416.7)
Demant A/S	867	33,029	(275,241.6)
DSV A/S	5,081	856,153	(7,134,608.3)
Genmab A/S	121	43,054	(358,783.3)
GN Store Nord A/S	473	16,472	(137,266.6)
H Lundbeck A/S	76,392	377,576	(3,146,466.7)
Novo Nordisk A/S, Class B	4,024	468,690	(3,905,750.0)
Novozymes A/S, B Shares	4,497	287,270	(2,393,916.7)
SimCorp A/S	3,004	224,213	(1,868,441.7)
Tryg A/S	30,975	706,272	(5,885,600.0)
Vestas Wind Systems A/S	33,346	876,457	(7,303,808.3)

		5,639,434

Finland
Kone OYJ, Class B	24,212	1,106,523	(9,221,025.0)
Nokia OYJ	7,483	38,976	(324,800.0)
Nokian Renkaat OYJ	80,556	952,798	(7,939,983.3)
Nordea Bank Abp	19,089	188,217	(1,568,475.0)
Outokumpu OYJ	113,984	501,849	(4,182,075.0)
Stora Enso OYJ, R Shares	21,462	331,924	(2,766,033.3)
Valmet OYJ	15,507	431,519	(3,595,991.7)
Wartsila OYJ Abp	78,406	688,917	(5,740,975.0)

		4,240,723

France
Accor SA	20,253	525,543	(4,379,525.0)
Air France-KLM	58,928	81,252	(677,100.0)
Air Liquide SA	17,301	2,378,582	(19,821,516.7)
ALD SA	1,001	11,858	(98,816.7)
AXA SA	1,584	36,499	(304,158.4)
BioMerieux	1,255	135,838	(1,131,983.3)
Carrefour SA	65,780	1,121,026	(9,341,883.3)
Cie de L’Odet SE	12	14,382	(119,850.0)

Security	Shares	Value	% of Basket Value

France (continued)
Cie de Saint-Gobain	21,760	$1,014,665	(8,455,541.7)%
Cie Plastic Omnium SA	17,920	335,165	(2,793,041.7)
Covivio	11,036	697,956	(5,816,300.0)
Dassault Aviation SA	6,152	879,875	(7,332,291.7)
Dassault Systemes SE	3,948	169,336	(1,411,133.3)
Edenred	265	13,603	(113,358.3)
Eiffage SA	11,665	1,094,632	(9,121,933.3)
Engie SA	169,517	2,097,322	(17,477,683.3)
Eramet SA	3,454	365,628	(3,046,900.0)
Eurazeo SE	8,142	581,563	(4,846,358.3)
Faurecia SE	28,424	513,764	(4,281,366.7)
Gecina SA	3,915	401,407	(3,345,058.3)
Hermes International	958	1,314,322	(10,952,683.3)
ICADE	19,886	995,625	(8,296,875.0)
Ipsen SA	355	35,911	(299,258.4)
JCDecaux SA	721	11,627	(96,891.7)
Klepierre SA	51,239	1,138,533	(9,487,775.0)
La Francaise des Jeux SAEM	15,750	562,559	(4,687,991.7)
Legrand SA	3,258	266,728	(2,222,733.3)
Orpea SA	3,402	84,707	(705,891.7)
Remy Cointreau SA	78	15,409	(128,408.3)
Renault SA	26,972	797,410	(6,645,083.3)
Rexel SA	26,250	466,527	(3,887,725.0)
Rubis SCA	28,184	688,851	(5,740,425.0)
Societe Generale SA	12,258	274,657	(2,288,808.3)
SPIE SA	7,863	188,829	(1,573,575.0)
Thales SA	6,627	824,131	(6,867,758.3)
Ubisoft Entertainment SA	3,194	135,983	(1,133,191.7)
Unibail-Rodamco-Westfield	8,626	489,825	(4,081,875.0)
Vinci SA	11,000	1,054,446	(8,787,050.0)

		21,815,976

Germany
1&1 AG	18,186	315,114	(2,625,950.0)
AIXTRON SE	6,887	178,049	(1,483,741.7)
Bayerische Motoren Werke AG	25,405	2,075,927	(17,299,391.7)
Brenntag SE	2,973	208,839	(1,740,325.0)
Commerzbank AG	105,988	726,137	(6,051,141.7)
Daimler Truck Holding AG	31,297	855,189	(7,126,575.0)
E.ON SE	104,033	935,163	(7,793,025.0)
Encavis AG	16,506	361,197	(3,009,975.0)
Evonik Industries AG	8,691	185,376	(1,544,800.0)
Fraport AG Frankfurt Airport Services Worldwide	333	15,229	(126,908.3)
Freenet AG	29,118	685,631	(5,713,591.7)
HelloFresh SE	10,093	278,968	(2,324,733.3)
Henkel AG & Co. KGaA	1,788	112,742	(939,516.7)
Infineon Technologies AG	23,469	643,625	(5,363,541.7)
K&S AG	208	4,386	(36,550.0)
Knorr-Bremse AG	36,980	2,203,104	(18,359,200.0)
LEG Immobilien SE	12,223	1,110,401	(9,253,341.7)
Mercedes-Benz Group AG	13,942	822,215	(6,851,791.7)
METRO AG	20,408	165,858	(1,382,150.0)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	181	41,034	(341,950.0)
Nemetschek SE	6,903	462,132	(3,851,100.0)
Nordex SE	16,608	161,375	(1,344,791.7)
Rational AG	309	215,387	(1,794,891.7)
RWE AG	23,587	970,321	(8,086,008.3)
Salzgitter AG	6,298	160,351	(1,336,258.3)
Scout24 SE	972	55,568	(463,066.6)

S C H E D U L E O F I N V E S T M E N T S	96

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Siemens AG	4,926	$549,466	(4,578,883.3)%
Siemens Energy AG	3,461	57,513	(479,275.0)
Talanx AG	12,313	449,495	(3,745,791.7)
TeamViewer AG	4,359	45,384	(378,200.0)
Traton SE	8,900	138,550	(1,154,583.3)
TUI AG	1,983	3,204	(26,700.0)
Vantage Towers AG	5,774	171,351	(1,427,925.0)
VERBIO Vereinigte BioEnergie AG	500	31,029	(258,575.0)
Volkswagen AG	993	196,681	(1,639,008.3)
Wacker Chemie AG	2,446	368,236	(3,068,633.3)

		15,960,227

Hong Kong
ASMPT Ltd.	13,600	108,360	(903,000.0)
Bank of East Asia Ltd.	76,000	96,593	(804,941.7)
Cafe de Coral Holdings Ltd.	26,000	39,675	(330,625.0)
Dah Sing Banking Group Ltd.	137,600	104,951	(874,591.7)
Dah Sing Financial Holdings Ltd.	52,000	136,555	(1,137,958.3)
DFI Retail Group Holdings Ltd	67,600	189,572	(1,579,766.7)
First Pacific Co. Ltd/Hong Kong	262,000	104,548	(871,233.3)
Haitong International Securities Group Ltd	105,600	12,641	(105,341.7)
Hang Lung Group Ltd.	49,000	88,378	(736,483.4)
Hang Lung Properties Ltd.	58,000	105,821	(881,841.7)
HK Electric Investments & HK Electric Investments Ltd., Class SS	333,000	301,188	(2,509,900.0)
Hutchison Port Holdings Trust	433,000	101,967	(849,725.0)
Hysan Development Co. Ltd.	94,000	288,165	(2,401,375.0)
Jardine Matheson Holdings Ltd.	4,400	232,390	(1,936,583.3)
Kerry Properties Ltd.	93,500	224,880	(1,874,000.0)
Link REIT	45,300	379,357	(3,161,308.3)
New World Development Co. Ltd.	131,000	438,050	(3,650,416.7)
Pacific Basin Shipping Ltd.	261,000	124,819	(1,040,158.3)
Shangri-La Asia Ltd.	130,000	106,033	(883,608.3)
Shun Tak Holdings Ltd.	840,000	157,470	(1,312,250.0)
SITC International Holdings Co. Ltd.	5,000	17,025	(141,875.0)
SJM Holdings Ltd.	365,000	148,916	(1,240,966.7)
Sun Hung Kai Properties Ltd.	51,000	608,794	(5,073,283.3)
Swire Pacific Ltd., Class A	133,500	760,298	(6,335,816.7)
WH Group Ltd.	99,500	75,355	(627,958.3)
Yue Yuen Industrial Holdings Ltd.	24,500	32,584	(271,533.3)

		4,984,385

Ireland
Bank of Ireland Group PLC	66,883	383,089	(3,192,408.3)
Experian PLC	17,955	628,645	(5,238,708.3)
Glanbia PLC	9,014	105,947	(882,891.7)
James Hardie Industries PLC	6,329	156,305	(1,302,541.7)
Kerry Group PLC, Class A	8,290	875,019	(7,291,825.0)
Kingspan Group PLC	3,020	195,479	(1,628,991.7)

		2,344,484

Isle of Man
Entain PLC	11,797	173,593	(1,446,608.3)

Israel
Airport City Ltd.	3,433	66,369	(553,075.0)
Alony Hetz Properties & Investments Ltd.	4,231	61,744	(514,533.3)
Big Shopping Centers Ltd.	468	62,338	(519,483.4)
Elbit Systems Ltd.	1,950	449,930	(3,749,416.7)
Gav-Yam Lands Corp. Ltd.	18,706	180,067	(1,500,558.3)
Israel Corp. Ltd.	940	418,652	(3,488,766.7)
Melisron Ltd.	2,895	219,050	(1,825,416.7)

Security	Shares	Value	% of Basket Value

Israel (continued)
Nice Ltd.	139	$29,676	(247,300.0)%
OPC Energy Ltd.	7,199	83,259	(693,825.0)
Paz Oil Co. Ltd.	1,273	157,003	(1,308,358.3)
Phoenix Holdings Ltd.	20,158	215,401	(1,795,008.3)

		1,943,489

Italy
Amplifon SpA	11,209	370,661	(3,088,841.7)
Azimut Holding SpA	7,952	139,105	(1,159,208.3)
Banca Mediolanum SpA	4,753	31,476	(262,300.0)
BPER Banca	6,916	9,600	(80,000.0)
Buzzi Unicem SpA	6,311	115,385	(961,541.7)
De’ Longhi SpA	6,423	122,163	(1,018,025.0)
Enel SpA	347,662	1,752,656	(14,605,466.7)
Ferrari NV	1,849	392,658	(3,272,150.0)
Italgas SpA	42,547	243,402	(2,028,350.0)
Mediobanca Banca di Credito Finanziario SpA	9,365	80,321	(669,341.6)
Reply SpA	1,063	139,940	(1,166,166.7)
Snam SpA	39,322	197,299	(1,644,158.3)
UniCredit SpA	69,614	688,461	(5,737,175.0)
UnipolSai Assicurazioni SpA	193,178	437,401	(3,645,008.3)

		4,720,528

Japan
ABC-Mart, Inc.	900	38,114	(317,616.7)
Acom Co. Ltd.	276,200	690,965	(5,758,041.7)
AEON Financial Service Co. Ltd.	57,500	629,509	(5,245,908.3)
Aica Kogyo Co. Ltd.	6,100	141,342	(1,177,850.0)
Ajinomoto Co., Inc.	200	5,263	(43,858.3)
Alfresa Holdings Corp.	20,900	278,929	(2,324,408.3)
Amada Co. Ltd.	61,200	493,988	(4,116,566.7)
Amano Corp.	19,800	380,955	(3,174,625.0)
ANA Holdings, Inc.	13,700	255,761	(2,131,341.7)
Aozora Bank Ltd.	47,700	997,142	(8,309,516.7)
Azbil Corp.	23,300	701,403	(5,845,025.0)
Bandai Namco Holdings, Inc.	500	39,061	(325,508.3)
Benesse Holdings, Inc.	47,700	859,651	(7,163,758.3)
Capcom Co. Ltd.	7,900	219,600	(1,830,000.0)
Casio Computer Co. Ltd.	12,600	123,253	(1,027,108.3)
Chugoku Bank Ltd.	33,400	242,885	(2,024,041.7)
Chugoku Electric Power Co., Inc.	84,500	552,146	(4,601,216.7)
Coca-Cola Bottlers Japan Holdings, Inc.	13,400	152,773	(1,273,108.3)
COMSYS Holdings Corp.	16,900	339,525	(2,829,375.0)
Cosmo Energy Holdings Co. Ltd.	2,600	78,859	(657,158.3)
Cosmos Pharmaceutical Corp.	9,600	1,032,119	(8,600,991.7)
Daifuku Co. Ltd.	2,300	146,663	(1,222,191.7)
Daiwa House Industry Co. Ltd.	6,500	160,602	(1,338,350.0)
DeNA Co. Ltd.	4,900	72,379	(603,158.3)
Disco Corp.	2,700	659,690	(5,497,416.7)
East Japan Railway Co.	10,400	542,952	(4,524,600.0)
Ebara Corp.	2,500	97,935	(816,125.0)
Electric Power Development Co. Ltd.	2,800	47,244	(393,700.0)
FP Corp.	8,400	189,126	(1,576,050.0)
Fuji Media Holdings, Inc.	20,400	177,568	(1,479,733.3)
FUJIFILM Holdings Corp.	7,400	422,703	(3,522,525.0)
Fujitsu Ltd.	7,600	1,018,874	(8,490,616.7)
Furukawa Electric Co. Ltd.	19,300	337,357	(2,811,308.3)
GMO Payment Gateway, Inc.	1,000	83,103	(692,525.0)
H.U. Group Holdings, Inc.	2,200	52,723	(439,358.3)
Hamamatsu Photonics KK	600	27,265	(227,208.3)
Hirose Electric Co. Ltd.	2,800	402,263	(3,352,191.7)

97

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hitachi Construction Machinery Co. Ltd.	1,900	$41,918	(349,316.7)%
Hitachi Ltd.	7,300	369,585	(3,079,875.0)
Hitachi Transport System Ltd.	9,700	631,792	(5,264,933.3)
Hoshizaki Corp.	2,900	86,513	(720,941.7)
Hoya Corp.	4,400	440,843	(3,673,691.7)
Hulic Co. Ltd.	28,000	224,563	(1,871,358.3)
Information Services International-Dentsu Ltd.	9,000	302,635	(2,521,958.3)
INFRONEER Holdings, Inc.	19,000	139,470	(1,162,250.0)
ITOCHU Corp.	37,400	1,088,701	(9,072,508.3)
Itochu Techno-Solutions Corp.	30,100	806,671	(6,722,258.3)
Izumi Co. Ltd.	22,700	532,089	(4,434,075.0)
Japan Post Bank Co. Ltd.	1,000	8,000	(66,666.7)
Japan Post Holdings Co. Ltd.	44,500	320,392	(2,669,933.3)
Japan Tobacco, Inc.	72,300	1,298,191	(10,818,258.3)
Kajima Corp.	22,700	259,136	(2,159,466.7)
Kakaku.com, Inc.	7,700	150,817	(1,256,808.3)
Kamigumi Co. Ltd.	22,600	459,558	(3,829,650.0)
Kandenko Co. Ltd.	61,000	378,699	(3,155,825.0)
KDDI Corp.	900	28,856	(240,466.7)
Keio Corp.	8,800	336,953	(2,807,941.7)
Keisei Electric Railway Co. Ltd.	8,800	241,268	(2,010,566.7)
Kewpie Corp.	18,700	324,840	(2,707,000.0)
Kinden Corp.	77,200	911,446	(7,595,383.3)
Kintetsu Group Holdings Co. Ltd.	3,400	112,360	(936,333.3)
Kokuyo Co. Ltd.	27,900	372,024	(3,100,200.0)
Konami Holdings Corp.	1,000	59,105	(492,541.7)
Kuraray Co. Ltd.	18,400	148,102	(1,234,183.3)
Kusuri no Aoki Holdings Co. Ltd.	19,200	798,866	(6,657,216.7)
Kyocera Corp.	5,700	316,857	(2,640,475.0)
Kyowa Exeo Corp.	76,200	1,276,800	(10,640,000.0)
Kyudenko Corp.	5,900	128,422	(1,070,183.3)
Kyushu Electric Power Co., Inc.	30,900	201,979	(1,683,158.3)
Kyushu Railway Co.	2,100	44,028	(366,900.0)
Lawson, Inc.	15,900	563,837	(4,698,641.7)
Lion Corp.	58,700	675,838	(5,631,983.3)
M3, Inc.	19,500	679,378	(5,661,483.3)
Makita Corp.	1,300	31,770	(264,750.0)
Mani, Inc.	11,500	136,178	(1,134,816.7)
Marubeni Corp.	50,400	468,834	(3,906,950.0)
Maruichi Steel Tube Ltd.	2,900	64,189	(534,908.3)
Maruwa Unyu Kikan Co. Ltd.	32,800	376,470	(3,137,250.0)
Mazda Motor Corp.	24,500	206,524	(1,721,033.3)
Medipal Holdings Corp.	1,400	21,050	(175,416.7)
Mitsubishi Corp.	43,300	1,286,845	(10,723,708.3)
Mitsubishi Estate Co. Ltd.	97,000	1,440,606	(12,005,050.0)
Mitsubishi HC Capital, Inc.	84,200	408,025	(3,400,208.3)
Mitsubishi Logistics Corp.	400	10,733	(89,441.7)
Mitsubishi Materials Corp.	1,100	16,642	(138,683.3)
Mitsui & Co. Ltd.	41,300	911,171	(7,593,091.7)
Mitsui Chemicals, Inc.	35,900	756,206	(6,301,716.7)
Mitsui Fudosan Co. Ltd.	34,600	773,290	(6,444,083.3)
Mitsui Mining & Smelting Co. Ltd.	2,300	55,081	(459,008.3)
Mizuho Financial Group, Inc.	64,500	769,251	(6,410,425.0)
MonotaRO Co. Ltd.	36,100	644,578	(5,371,483.3)
MS&AD Insurance Group Holdings, Inc.	24,600	797,811	(6,648,425.0)
Murata Manufacturing Co. Ltd.	16,300	952,094	(7,934,116.7)
Nagoya Railroad Co. Ltd.	19,000	306,281	(2,552,341.7)
NEC Corp.	10,900	402,367	(3,353,058.3)
NEC Networks & System Integration Corp.	900	12,423	(103,525.0)
NET One Systems Co. Ltd.	600	13,974	(116,450.0)
Nichirei Corp.	31,100	554,930	(4,624,416.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nihon Kohden Corp.	7,700	$172,281	(1,435,675.0)%
Nihon M&A Center Holdings, Inc.	4,900	65,572	(546,433.3)
Nikon Corp.	5,600	64,493	(537,441.7)
Nippon Steel Corp.	2,000	29,760	(248,000.0)
Nippon Telegraph & Telephone Corp.	62,200	1,776,763	(14,806,358.3)
Nippon Television Holdings, Inc.	1,600	14,903	(124,191.7)
Nippon Yusen KK	7,400	581,280	(4,844,000.0)
Nipro Corp.	55,500	486,717	(4,055,975.0)
Nitori Holdings Co. Ltd.	2,400	253,917	(2,115,975.0)
Nitto Denko Corp.	6,700	431,448	(3,595,400.0)
Nomura Research Institute Ltd.	5,200	156,230	(1,301,916.7)
NSK Ltd.	18,500	103,602	(863,350.0)
NTT Data Corp.	6,900	104,431	(870,258.3)
Obayashi Corp.	87,300	642,042	(5,350,350.0)
OBIC Business Consultants Co. Ltd.	1,300	44,349	(369,575.0)
Obic Co. Ltd.	800	127,896	(1,065,800.0)
Odakyu Electric Railway Co. Ltd.	2,800	40,159	(334,658.3)
Olympus Corp.	9,800	209,741	(1,747,841.7)
Omron Corp.	4,000	223,712	(1,864,266.7)
Oriental Land Co. Ltd.	600	91,097	(759,141.7)
Otsuka Corp.	32,000	997,942	(8,316,183.3)
PALTAC Corp.	7,100	222,575	(1,854,791.7)
Panasonic Holdings Corp.	29,100	240,254	(2,002,116.7)
Park24 Co. Ltd.	19,800	278,224	(2,318,533.3)
Penta-Ocean Construction Co. Ltd.	52,000	285,816	(2,381,800.0)
PeptiDream, Inc.	600	7,513	(62,608.4)
Pigeon Corp.	33,400	486,568	(4,054,733.3)
Pola Orbis Holdings, Inc.	3,600	44,127	(367,725.0)
Rakus Co. Ltd.	2,500	35,368	(294,733.3)
Rakuten Group, Inc.	106,700	528,969	(4,408,075.0)
Recruit Holdings Co. Ltd.	4,700	175,653	(1,463,775.0)
Resona Holdings, Inc.	33,800	131,355	(1,094,625.0)
Resorttrust, Inc.	32,900	540,892	(4,507,433.3)
Ricoh Co. Ltd.	54,600	439,151	(3,659,591.7)
Rinnai Corp.	16,200	1,231,661	(10,263,841.7)
Rohm Co. Ltd.	5,600	415,579	(3,463,158.3)
Sankyu, Inc.	8,100	268,602	(2,238,350.0)
Sawai Group Holdings Co. Ltd.	7,200	233,569	(1,946,408.3)
SBI Holdings, Inc.	1,900	38,546	(321,216.7)
SCREEN Holdings Co. Ltd.	4,400	318,425	(2,653,541.7)
SCSK Corp.	10,500	184,908	(1,540,900.0)
Secom Co. Ltd.	13,200	881,629	(7,346,908.3)
Sega Sammy Holdings, Inc.	61,600	1,057,877	(8,815,641.7)
Seino Holdings Co. Ltd.	35,300	292,796	(2,439,966.7)
Sekisui Chemical Co. Ltd.	5,900	83,010	(691,750.0)
Sekisui House Ltd.	28,200	499,461	(4,162,175.0)
Sekisui House REIT, Inc.	259	162,234	(1,351,950.0)
SG Holdings Co. Ltd.	12,500	238,557	(1,987,975.0)
Shimadzu Corp.	1,200	42,695	(355,791.7)
Shimizu Corp.	134,600	762,999	(6,358,325.0)
Shionogi & Co. Ltd.	1,300	66,679	(555,658.3)
Skylark Co. Ltd.	7,800	93,066	(775,550.0)
SMS Co. Ltd.	6,200	149,046	(1,242,050.0)
SoftBank Corp.	7,300	84,404	(703,366.7)
Sohgo Security Services Co. Ltd.	12,000	336,287	(2,802,391.7)
Sojitz Corp.	72,500	1,101,752	(9,181,266.7)
Sompo Holdings, Inc.	16,600	740,878	(6,173,983.3)
Sotetsu Holdings Inc.	2,300	40,666	(338,883.3)
Square Enix Holdings Co. Ltd.	200	9,280	(77,333.4)
Sugi Holdings Co. Ltd.	1,000	45,114	(375,950.0)
Sumitomo Chemical Co. Ltd.	4,200	16,506	(137,550.0)
Sumitomo Corp.	62,500	878,747	(7,322,891.7)

S C H E D U L E O F I N V E S T M E N T S	98

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Forestry Co. Ltd.	18,000	$279,477	(2,328,975.0)%
Sumitomo Mitsui Financial Group, Inc.	25,600	803,125	(6,692,708.3)
Sumitomo Mitsui Trust Holdings, Inc.	5,300	174,101	(1,450,841.7)
Sundrug Co. Ltd.	37,400	877,299	(7,310,825.0)
Sysmex Corp.	2,400	168,028	(1,400,233.3)
Takara Bio, Inc.	12,200	197,165	(1,643,041.7)
Takashimaya Co. Ltd.	52,600	565,069	(4,708,908.3)
Takeda Pharmaceutical Co. Ltd.	4,600	134,965	(1,124,708.3)
TBS Holdings, Inc.	20,700	265,082	(2,209,016.7)
Teijin Ltd.	9,900	104,900	(874,166.7)
Terumo Corp.	5,600	191,204	(1,593,366.7)
Tobu Railway Co. Ltd.	6,300	149,593	(1,246,608.3)
Tohoku Electric Power Co., Inc.	5,300	29,344	(244,533.3)
Tokio Marine Holdings, Inc.	11,200	655,647	(5,463,725.0)
Tokyo Century Corp.	3,300	116,705	(972,541.7)
Tokyo Electron Ltd.	500	172,097	(1,434,141.7)
Tosoh Corp.	21,500	280,257	(2,335,475.0)
Toyota Tsusho Corp.	23,700	808,868	(6,740,566.7)
TS Tech Co. Ltd.	5,600	63,856	(532,133.3)
Tsumura & Co.	11,900	279,208	(2,326,733.3)
Tsuruha Holdings, Inc.	21,200	1,207,837	(10,065,308.3)
Ulvac, Inc.	8,000	302,095	(2,517,458.3)
Yakult Honsha Co. Ltd.	5,200	316,677	(2,638,975.0)
Yamaguchi Financial Group, Inc.	59,100	334,558	(2,787,983.3)
Yamaha Corp.	400	17,062	(142,183.3)
Yamaha Motor Co. Ltd.	24,700	477,133	(3,976,108.3)
Yaoko Co. Ltd.	8,000	389,054	(3,242,116.7)
Yaskawa Electric Corp.	3,600	126,086	(1,050,716.7)
Z Holdings Corp.	204,000	720,985	(6,008,208.3)
Zenkoku Hosho Co. Ltd.	5,100	173,507	(1,445,891.7)
Zensho Holdings Co. Ltd.	14,200	375,945	(3,132,875.0)
ZOZO, Inc.	10,300	222,497	(1,854,141.7)

		70,158,744

Jordan
Hikma Pharmaceuticals PLC	9,452	199,787	(1,664,891.7)

Luxembourg
APERAM SA	423	13,713	(114,275.0)
Aroundtown SA	18,676	59,895	(499,125.0)
L’Occitane International SA	31,750	108,311	(902,591.7)
RTL Group SA	2,982	117,137	(976,141.6)

		299,056

Macau
MGM China Holdings Ltd.	380,000	204,007	(1,700,058.4)
Wynn Macau Ltd.	262,400	172,561	(1,438,008.3)

		376,568

Netherlands
ABN AMRO Bank NV	16,409	167,337	(1,394,475.0)
ASR Nederland NV	3,358	140,356	(1,169,633.3)
CTP NV	4,327	55,644	(463,700.0)
ING Groep NV	35,027	340,246	(2,835,383.4)
JDE Peet’s NV	13,690	397,043	(3,308,691.7)
Koninklijke Ahold Delhaize NV	7,324	201,694	(1,680,783.3)
Koninklijke Vopak NV	10,573	245,389	(2,044,908.3)
OCI NV	13,315	462,252	(3,852,100.0)
QIAGEN NV	6,829	342,248	(2,852,066.7)
Signify NV	5,942	192,984	(1,608,200.0)

		2,545,193

Security	Shares	Value	% of Basket Value

New Zealand
a2 Milk Co. Ltd.	130,841	$416,928	(3,474,400.0)%
Air New Zealand Ltd.	129,039	49,688	(414,066.6)
Contact Energy Ltd.	83,136	401,060	(3,342,166.7)
Fisher & Paykel Healthcare Corp. Ltd.	10,925	146,096	(1,217,466.7)
Infratil Ltd.	69,855	368,850	(3,073,750.0)

		1,382,622

Norway
Adevinta ASA	43,781	332,926	(2,774,383.4)
Golden Ocean Group Ltd.	12,826	141,613	(1,180,108.3)
Orkla ASA	29,221	252,244	(2,102,033.3)
Var Energi ASA	338,707	1,356,765	(11,306,375.0)
Yara International ASA	11,428	487,031	(4,058,591.7)

		2,570,579

Portugal
EDP - Energias de Portugal SA	401,534	2,031,321	(16,927,675.0)

Singapore
ComfortDelGro Corp. Ltd.	39,100	40,228	(335,233.3)
Keppel Corp. Ltd.	76,500	382,208	(3,185,066.7)
Mapletree Commercial Trust	436,800	601,680	(5,014,000.0)
NetLink NBN Trust	417,900	290,418	(2,420,150.0)
Oversea-Chinese Banking Corp. Ltd.	55,500	470,346	(3,919,550.0)
SATS Ltd.	43,900	126,557	(1,054,641.7)
Singapore Airlines Ltd.	19,000	75,167	(626,391.7)
StarHub Ltd.	129,400	117,166	(976,383.3)
Wing Tai Holdings Ltd.	3,600	4,406	(36,716.6)

		2,108,176

Spain
Corp. ACCIONA Energias Renovables SA	9,135	400,354	(3,336,283.3)
Iberdrola SA	38,895	415,339	(3,461,158.4)
Iberdrola SA	1,219	12,996	(108,300.0)
Indra Sistemas SA	41,685	381,322	(3,177,683.3)
Merlin Properties Socimi SA	44,070	472,686	(3,939,050.0)
Naturgy Energy Group SA	6,594	193,416	(1,611,800.0)
Solaria Energia y Medio Ambiente SA	7,387	170,326	(1,419,383.3)

		2,046,439

Sweden
Atlas Copco AB, A Shares	6,349	74,216	(618,466.6)
Atlas Copco AB, B Shares	44,183	458,959	(3,824,658.3)
Avanza Bank Holding AB	14,834	286,230	(2,385,250.0)
Axfood AB	9,645	305,992	(2,549,933.3)
Boliden AB	6,471	216,254	(1,802,116.7)
Castellum AB	1,477	23,679	(197,325.0)
Epiroc AB, Class A	13,628	240,966	(2,008,050.0)
Epiroc AB, Class B	27,641	439,038	(3,658,650.0)
Essity AB, Class B	14,207	361,640	(3,013,666.7)
Hexagon AB, B Shares	63,012	741,938	(6,182,816.7)
Holmen AB, B Shares	8,630	354,623	(2,955,191.7)
Industrivarden AB, A Shares	12,196	318,218	(2,651,816.7)
Industrivarden AB, C Shares	55,463	1,430,959	(11,924,658.3)
Kinnevik AB, Class B	5,773	103,983	(866,525.0)
Lifco AB, B Shares	17,047	331,837	(2,765,308.3)
Saab AB, Class B	3,476	125,739	(1,047,825.0)
Samhallsbyggnadsbolaget i Norden AB	72,992	135,434	(1,128,616.7)
Skanska AB, B Shares	19,698	336,047	(2,800,391.7)
SSAB AB	40,538	196,179	(1,634,825.0)
Svenska Cellulosa AB SCA, Class B	18,480	270,170	(2,251,416.7)
Tele2 AB, B Shares	17,867	204,106	(1,700,883.3)

99

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Thule Group AB	2,403	$69,763	(581,358.3)%
Vitrolife AB	2,008	65,511	(545,925.0)

		7,091,481

Switzerland
SIG Combibloc Group AG	4,114	107,327	(894,391.7)

United Kingdom
3i Group PLC	9,479	147,282	(1,227,350.0)
Admiral Group PLC	17,730	414,378	(3,453,150.0)
AstraZeneca PLC	5,859	770,700	(6,422,500.0)
Auto Trader Group PLC	186,755	1,439,790	(11,998,250.0)
AVEVA Group PLC	943	27,281	(227,341.7)
BAE Systems PLC	28,682	269,575	(2,246,458.3)
Barratt Developments PLC	13,672	83,833	(698,608.4)
Beazley PLC	87,434	579,087	(4,825,725.0)
Bellway PLC	2,210	66,044	(550,366.7)
British American Tobacco PLC	25,781	1,010,193	(8,418,275.0)
ConvaTec Group PLC	544,284	1,517,729	(12,647,741.7)
Croda International PLC	19,227	1,758,309	(14,652,575.0)
Dechra Pharmaceuticals PLC	3,733	167,995	(1,399,958.3)
Diageo PLC	8,423	398,197	(3,318,308.3)
Direct Line Insurance Group PLC	390,245	979,339	(8,161,158.3)
Endeavour Mining PLC	1,613	31,818	(265,150.0)
GSK PLC	46,593	978,924	(8,157,700.0)
Haleon PLC	25,634	91,091	(759,091.7)
Halma PLC	975	27,459	(228,825.0)
Hargreaves Lansdown PLC	137,458	1,423,070	(11,858,916.7)
IG Group Holdings PLC	56,654	549,671	(4,580,591.7)
IMI PLC	4,060	66,296	(552,466.7)
Imperial Brands PLC	6,390	139,993	(1,166,608.3)
Intertek Group PLC	2,128	113,731	(947,758.3)
Kingfisher PLC	135,588	428,983	(3,574,858.3)
London Stock Exchange Group PLC	4,706	459,271	(3,827,258.3)
LondonMetric Property PLC	16,715	50,970	(424,750.0)
LXI REIT PLC	171,718	311,043	(2,592,025.0)
Mondi PLC	843	15,998	(133,316.7)
Ocado Group PLC	54,392	559,164	(4,659,700.0)
Pennon Group PLC	16,073	196,741	(1,639,508.3)
Persimmon PLC	5,984	138,028	(1,150,233.3)
Phoenix Group Holdings PLC	27,006	212,770	(1,773,083.3)
Renishaw PLC	6,748	358,239	(2,985,325.0)
Rentokil Initial PLC	85,057	561,628	(4,680,233.3)
Rightmove PLC	22,315	174,454	(1,453,783.3)
Royal Mail PLC	28,695	99,164	(826,366.7)
RS GROUP PLC	28,178	355,738	(2,964,483.3)
Sage Group PLC	26,155	225,407	(1,878,391.7)
Schroders PLC	2,426	87,995	(733,291.7)
Segro PLC	137,633	1,841,251	(15,343,758.3)
Smith & Nephew PLC	23,923	306,720	(2,556,000.0)
Spectris PLC	34,344	1,306,296	(10,885,800.0)
Spirax-Sarco Engineering PLC	10,010	1,460,548	(12,171,233.3)
SSE PLC	82,789	1,788,109	(14,900,908.3)
SSP Group PLC	110,078	342,312	(2,852,600.0)
St. James’s Place PLC	33,009	495,830	(4,131,916.7)
Standard Chartered PLC	26,481	182,525	(1,521,041.7)
THG PLC	152,436	127,108	(1,059,233.3)
Travis Perkins PLC	3,836	49,234	(410,283.4)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Tritax Big Box REIT PLC	567,906	$1,366,335	(11,386,125.0)%
Unilever PLC	420	20,463	(170,525.0)

		26,574,109

United States
Ovintiv, Inc.	508	25,905	(215,875.0)

Preferred Stocks

Germany
Bayerische Motoren Werke AG, Preference Shares	304	23,081	(192,341.7)
Fuchs Petrolub SE, Preference Shares	12,568	376,576	(3,138,133.3)
Volkswagen AG, Preference Shares	1,034	146,197	(1,218,308.3)

Warrants

Australia
Magellan Financial Group Ltd.	3,393	1,991	(16,591.7)

Total Reference Entity — Long		218,541,141

Reference Entity — Short

Common Stocks

Australia
Adbri Ltd.	(34,380)	(61,310)	510,916.7
Fortescue Metals Group Ltd.	(1,025)	(13,190)	109,916.7
TPG Telecom Ltd.	(1,375)	(6,136)	51,133.3

		(80,636)

Austria
BAWAG Group AG	(12,614)	(582,385)	4,853,208.3
Telekom Austria AG	(7,470)	(46,190)	384,916.7
Verbund AG	(417)	(45,856)	382,133.3
Voestalpine AG	(22,247)	(500,927)	4,174,391.7

		(1,175,358)

Belgium
Ageas SA	(15,601)	(680,910)	5,674,250.0
D’ieteren Group	(79)	(12,966)	108,050.0
Elia System Operator SA	(263)	(39,926)	332,716.6
Galapagos NV	(10,179)	(516,422)	4,303,516.7
KBC Group NV	(9,000)	(471,393)	3,928,275.0
Sofina SA	(1,245)	(291,565)	2,429,708.3
Telenet Group Holding NV	(28,894)	(462,110)	3,850,916.7
UCB SA	(3,998)	(312,399)	2,603,325.0

		(2,787,691)

Canada
Tamarack Valley Energy Ltd.	(12,234)	(42,514)	354,283.3

Chile
Antofagasta PLC	(61,553)	(875,818)	7,298,483.3

Denmark
Ambu A/S	(2,090)	(23,762)	198,016.6
Carlsberg A/S	(14,713)	(1,903,007)	15,858,391.7
Orsted A/S	(5,853)	(681,387)	5,678,225.0
Pandora A/S	(11,775)	(874,785)	7,289,875.0
Rockwool International A/S	(257)	(63,684)	530,700.0
Royal Unibrew A/S	(2,985)	(254,571)	2,121,425.0

		(3,801,196)

Finland
Elisa Oyj	(6,755)	(373,586)	3,113,216.7

S C H E D U L E O F I N V E S T M E N T S	100

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland (continued)
Fortum OYJ	(131,935)	$(1,480,877)	12,340,641.7%
Huhtamaki OYJ	(27,899)	(1,087,463)	9,062,191.7
Kesko OYJ	(29,457)	(728,565)	6,071,375.0
Kojamo OYJ	(4,432)	(79,064)	658,866.6
Neste OYJ	(26,956)	(1,386,112)	11,550,933.3
Orion OYJ, Class B	(12,505)	(596,957)	4,974,641.6
UPM-Kymmene OYJ	(6,240)	(197,744)	1,647,866.7

		(5,930,368)

France
Airbus SE	(15,494)	(1,670,589)	13,921,575.0
Alstom SA	(1,684)	(40,021)	333,508.3
Amundi SA	(5,993)	(325,389)	2,711,575.0
BNP Paribas SA	(14,630)	(691,228)	5,760,233.3
Bollore SE	(383,136)	(1,934,400)	16,120,000.0
Bouygues SA	(5,939)	(179,534)	1,496,116.7
Bureau Veritas SA	(13,370)	(368,753)	3,072,941.7
Capgemini SE	(2,210)	(421,528)	3,512,733.3
Danone SA	(5,717)	(315,231)	2,626,925.0
Electricite de France SA	(52,211)	(634,063)	5,283,858.3
EssilorLuxottica SA	(17,530)	(2,748,394)	22,903,283.3
Gaztransport Et Technigaz SA	(6,712)	(925,746)	7,714,550.0
Kering SA	(2,730)	(1,562,900)	13,024,166.7
L’Oreal SA	(4,204)	(1,589,353)	13,244,608.3
Orange SA	(6,585)	(67,288)	560,733.3
Pernod Ricard SA	(2,401)	(471,663)	3,930,525.0
Publicis Groupe SA	(265)	(14,102)	117,516.7
Safran SA	(2,574)	(282,923)	2,357,691.7
Sanofi	(666)	(66,183)	551,525.0
Sartorius Stedim Biotech	(396)	(158,416)	1,320,133.3
SCOR SE	(2,223)	(39,119)	325,991.7
SEB SA	(791)	(66,595)	554,958.3
Sodexo SA	(4,693)	(381,323)	3,177,691.7
SOITEC	(13)	(2,081)	17,341.7
Teleperformance	(1,002)	(335,070)	2,792,250.0
TotalEnergies SE	(1,636)	(83,563)	696,358.4
Vallourec SA	(2,572)	(23,832)	198,600.0
Veolia Environnement SA	(65,346)	(1,634,358)	13,619,650.0
Worldline SA	(15,249)	(673,062)	5,608,850.0

		(17,706,707)

Germanyadidas AG	(213)	(36,847)	307,058.3
Allianz SE	(3,317)	(602,387)	5,019,891.7
Aurubis AG	(4,838)	(349,289)	2,910,741.7
Auto1 Group SE	(29,104)	(251,033)	2,091,941.7
BASF SE	(25,550)	(1,138,640)	9,488,666.7
Bayer AG	(7,873)	(459,234)	3,826,950.0
Bechtle AG	(8,369)	(387,099)	3,225,825.0
Carl Zeiss Meditec AG	(3,370)	(491,817)	4,098,475.0
Continental AG	(7,083)	(504,601)	4,205,008.3
Covestro AG	(5,537)	(186,737)	1,556,141.7
CTS Eventim AG & Co. KGaA	(6,226)	(342,948)	2,857,900.0
Delivery Hero SE	(2,269)	(109,471)	912,258.3
Deutsche Boerse AG	(5,413)	(944,922)	7,874,350.0
Deutsche Post AG	(59,622)	(2,381,295)	19,844,125.0
Deutsche Telekom AG	(21,798)	(414,140)	3,451,166.7
Deutsche Wohnen SE	(5,811)	(143,684)	1,197,366.7
Evotec SE	(7,536)	(195,794)	1,631,616.7
Fielmann AG	(4,384)	(177,211)	1,476,758.3
Fresenius SE & Co. KGaA	(13,249)	(339,028)	2,825,233.3

Security	Shares	Value	% of Basket Value

Germany (continued)
GEA Group AG	(6,049)	$(225,795)	1,881,625.0%
HeidelbergCement AG	(28,671)	(1,460,415)	12,170,125.0
HUGO BOSS AG	(12,212)	(721,636)	6,013,633.3
LANXESS AG	(7,485)	(275,267)	2,293,891.7
Merck KGaA	(4,617)	(879,357)	7,327,975.0
SAP SE	(6,732)	(627,912)	5,232,600.0
Siemens Healthineers AG	(1,996)	(102,282)	852,350.0
Symrise AG	(287)	(33,489)	279,075.0
Telefonica Deutschland Holding AG	(335,120)	(890,960)	7,424,666.7
U Aero Engines AG	(1,106)	(213,805)	1,781,708.3
Uniper SE	(17,917)	(119,711)	997,591.7
United Internet AG	(3,611)	(95,118)	792,650.0
Vonovia SE	(14,007)	(466,710)	3,889,250.0
Zalando SE	(1,659)	(46,706)	389,216.6

		(15,615,340)

Hong Kong
Champion REIT	(72,000)	(31,755)	264,625.0
ESR Cayman Ltd.	(225,400)	(586,136)	4,884,466.6
Hang Seng Bank Ltd.	(37,700)	(608,124)	5,067,700.0
Henderson Land Development Co. Ltd.	(164,000)	(570,908)	4,757,566.7
Hong Kong & China Gas Co. Ltd.	(308,000)	(325,289)	2,710,741.7
MTR Corp. Ltd.	(332,000)	(1,758,107)	14,650,891.7
Wharf Real Estate Investment Co. Ltd.	(19,000)	(84,573)	704,775.0

		(3,964,892)

Ireland
AIB Group PLC	(50,967)	(115,932)	966,100.0
CRH PLC	(45,638)	(1,751,319)	14,594,325.0
DCC PLC	(5,799)	(378,613)	3,155,108.3
Ryanair Holdings PLC	(117,021)	(1,531,721)	12,764,341.7

		(3,777,585)

Italy
A2A SpA	(157,315)	(202,763)	1,689,691.7
Autogrill SpA	(27,524)	(179,573)	1,496,441.7
Eni SpA	(15,449)	(185,706)	1,547,550.0
FinecoBank Banca Fineco SpA	(22,658)	(281,593)	2,346,608.3
Hera SpA	(92,378)	(265,427)	2,211,891.7
Interpump Group SpA	(10,526)	(449,858)	3,748,816.6
Intesa Sanpaolo SpA	(101,553)	(180,339)	1,502,825.0
Unipol Gruppo SpA	(20,391)	(85,534)	712,783.3

		(1,830,793)

Japan
Advance Residence Investment Corp.	(248)	(683,338)	5,694,483.3
Advantest Corp.	(10,800)	(642,351)	5,352,925.0
Aeon Co. Ltd.	(94,100)	(1,897,707)	15,814,225.0
Aeon Mall Co. Ltd.	(65,100)	(830,631)	6,921,925.0
AEON REIT Investment Corp.	(635)	(744,786)	6,206,550.0
AGC, Inc.	(3,300)	(120,296)	1,002,466.7
Aisin Corp.	(33,200)	(985,993)	8,216,608.3
Ariake Japan Co. Ltd.	(4,100)	(163,420)	1,361,833.3
Asahi Intecc Co. Ltd.	(21,000)	(388,500)	3,237,500.0
Asics Corp.	(50,500)	(962,201)	8,018,341.7
ASKUL Corp.	(24,600)	(324,530)	2,704,416.7
Bank of Kyoto Ltd.	(1,300)	(55,309)	460,908.3
Benefit One, Inc.	(28,300)	(459,660)	3,830,500.0
Bic Camera, Inc.	(6,500)	(56,516)	470,966.7
Bridgestone Corp.	(23,200)	(904,936)	7,541,133.3
Brother Industries Ltd.	(9,800)	(183,568)	1,529,733.3
Canon Marketing Japan, Inc.	(5,300)	(124,465)	1,037,208.3

101

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Canon, Inc.	(15,400)	$(364,330)	3,036,083.3%
Central Japan Railway Co.	(500)	(58,548)	487,900.0
Chiba Bank Ltd.	(42,300)	(234,632)	1,955,266.7
Credit Saison Co. Ltd.	(119,100)	(1,520,851)	12,673,758.3
Dai Nippon Printing Co. Ltd.	(1,900)	(41,928)	349,400.0
Daicel Corp.	(115,700)	(736,004)	6,133,366.7
Daido Steel Co. Ltd.	(4,800)	(143,263)	1,193,858.3
Dai-ichi Life Holdings, Inc.	(57,600)	(1,001,945)	8,349,541.7
Daiichi Sankyo Co. Ltd.	(4,700)	(124,619)	1,038,491.7
Daiichikosho Co. Ltd.	(6,100)	(173,027)	1,441,891.7
Daikin Industries Ltd.	(5,000)	(876,891)	7,307,425.0
Daio Paper Corp.	(29,100)	(311,587)	2,596,558.3
Daiwa House REIT Investment Corp.	(306)	(736,479)	6,137,325.0
Daiwa Office Investment Corp.	(90)	(456,593)	3,804,941.7
Daiwa Securities Group, Inc.	(18,400)	(84,939)	707,825.0
Denka Co. Ltd.	(17,800)	(461,529)	3,846,075.0
Denso Corp.	(300)	(16,409)	136,741.7
Descente Ltd.	(13,800)	(294,417)	2,453,475.0
Dexerials Corp.	(11,900)	(321,219)	2,676,825.0
DIC Corp.	(7,200)	(133,153)	1,109,608.3
Dowa Holdings Co. Ltd.	(800)	(29,013)	241,775.0
ENEOS Holdings, Inc.	(215,700)	(834,414)	6,953,450.0
Ezaki Glico Co. Ltd.	(19,000)	(555,138)	4,626,150.0
FANUC Corp.	(3,200)	(551,873)	4,598,941.7
Fast Retailing Co. Ltd.	(2,300)	(1,392,858)	11,607,150.0
Fuji Electric Co. Ltd.	(23,100)	(1,043,332)	8,694,433.3
Fuji Oil Holdings, Inc.	(3,700)	(63,144)	526,200.0
Fukuoka Financial Group, Inc.	(47,300)	(838,379)	6,986,491.7
Fukuyama Transporting Co. Ltd.	(8,400)	(196,181)	1,634,841.7
GLP J-Reit	(508)	(668,098)	5,567,483.3
GMO internet, Inc.	(15,500)	(304,457)	2,537,141.7
Goldwin, Inc.	(5,200)	(324,433)	2,703,608.3
GS Yuasa Corp.	(52,300)	(954,898)	7,957,483.3
Hakuhodo DY Holdings, Inc.	(11,200)	(115,199)	959,991.7
Hankyu Hanshin Holdings, Inc.	(2,600)	(75,417)	628,475.0
Haseko Corp.	(63,000)	(766,988)	6,391,566.7
Heiwa Corp.	(19,700)	(307,519)	2,562,658.3
Hitachi Metals Ltd.	(35,200)	(541,265)	4,510,541.7
Horiba Ltd.	(3,300)	(162,661)	1,355,508.3
House Foods Group, Inc.	(65,000)	(1,397,596)	11,646,633.3
Ibiden Co. Ltd.	(38,000)	(1,121,439)	9,345,325.0
Idemitsu Kosan Co. Ltd.	(43,200)	(1,123,407)	9,361,725.0
IHI Corp.	(500)	(13,184)	109,866.7
Industrial & Infrastructure Fund Investment Corp.	(570)	(792,536)	6,604,466.7
Inpex Corp.	(42,600)	(488,271)	4,068,925.0
Isetan Mitsukoshi Holdings Ltd.	(35,200)	(281,813)	2,348,441.7
Isuzu Motors Ltd.	(55,700)	(610,951)	5,091,258.3
Ito En Ltd.	(9,600)	(452,364)	3,769,700.0
Iyo Bank Ltd.	(56,900)	(276,040)	2,300,333.3
Japan Airport Terminal Co. Ltd.	(2,000)	(78,397)	653,308.3
Japan Aviation Electronics Industry Ltd.	(39,000)	(666,179)	5,551,491.7
Japan Exchange Group, Inc.	(2,100)	(33,392)	278,266.7
Japan Hotel REIT Investment Corp.	(200)	(103,791)	864,925.0
Japan Logistics Fund, Inc.	(282)	(677,666)	5,647,216.7
Japan Metropolitan Fund Invest	(511)	(416,409)	3,470,075.0
Japan Post Insurance Co. Ltd.	(65,400)	(1,057,378)	8,811,483.3
Japan Real Estate Investment Corp.	(37)	(178,672)	1,488,933.3
Japan Steel Works Ltd.	(500)	(11,583)	96,525.0
JCR Pharmaceuticals Co. Ltd.	(36,300)	(674,418)	5,620,150.0
Jeol Ltd.	(12,600)	(572,862)	4,773,850.0
JFE Holdings, Inc.	(69,700)	(785,857)	6,548,808.3

Security	Shares	Value	% of Basket Value

Japan (continued)
JMDC, Inc.	(12,600)	$(626,997)	5,224,975.0%
JSR Corp.	(17,300)	(479,174)	3,993,116.7
JTEKT Corp.	(28,500)	(211,325)	1,761,041.7
Justsystems Corp.	(1,300)	(40,135)	334,458.3
Kagome Co. Ltd.	(16,800)	(397,365)	3,311,375.0
Kaken Pharmaceutical Co. Ltd.	(12,400)	(362,050)	3,017,083.3
Kansai Paint Co. Ltd.	(4,500)	(64,711)	539,258.3
Kao Corp.	(9,300)	(404,498)	3,370,816.7
Kawasaki Heavy Industries Ltd.	(9,400)	(184,621)	1,538,508.3
Keihan Holdings Co. Ltd.	(14,300)	(356,786)	2,973,216.7
Keikyu Corp.	(8,400)	(93,296)	777,466.7
Kenedix Office Investment Corp.	(27)	(145,128)	1,209,400.0
Keyence Corp.	(1,300)	(515,245)	4,293,708.3
Kikkoman Corp.	(20,700)	(1,227,400)	10,228,333.3
Kobayashi Pharmaceutical Co. Ltd.	(100)	(6,662)	55,516.6
Kobe Steel Ltd.	(38,300)	(178,051)	1,483,758.3
Koito Manufacturing Co. Ltd.	(3,000)	(98,615)	821,791.7
Komatsu Ltd.	(81,100)	(1,874,900)	15,624,166.7
Kose Corp.	(2,600)	(232,081)	1,934,008.3
Kotobuki Spirits Co. Ltd.	(2,500)	(136,652)	1,138,766.7
K’s Holdings Corp.	(27,800)	(280,715)	2,339,291.7
Kubota Corp.	(48,200)	(800,281)	6,669,008.3
Kurita Water Industries Ltd.	(15,200)	(616,505)	5,137,541.7
Kyushu Financial Group, Inc.	(135,900)	(401,640)	3,347,000.0
LaSalle Logiport REIT.	(607)	(799,979)	6,666,491.7
Lasertec Corp.	(100)	(14,317)	119,308.3
Lintec Corp.	(4,500)	(79,113)	659,275.0
Lixil Corp.	(7,100)	(146,936)	1,224,466.7
Mabuchi Motor Co. Ltd.	(11,000)	(315,263)	2,627,191.7
Marui Group Co. Ltd.	(44,700)	(815,957)	6,799,641.7
Matsui Securities Co. Ltd.	(24,000)	(145,042)	1,208,683.3
Matsumotokiyoshi Holdings Co. Ltd.	(6,000)	(226,534)	1,887,783.3
McDonald’s Holdings Co. Japan Ltd.	(11,700)	(439,165)	3,659,708.3
MEIJI Holdings Co. Ltd.	(8,100)	(422,901)	3,524,175.0
Menicon Co. Ltd.	(7,200)	(181,556)	1,512,966.7
MISUMI Group, Inc.	(1,200)	(29,854)	248,783.3
Mitsubishi Electric Corp.	(22,300)	(235,359)	1,961,325.0
Mitsubishi Gas Chemical Co., Inc.	(8,100)	(117,739)	981,158.3
Mitsubishi Heavy Industries Ltd.	(9,700)	(360,185)	3,001,541.7
Mitsubishi Motors Corp.	(164,600)	(573,515)	4,779,291.7
Mitsubishi UFJ Financial Group, Inc.	(40,000)	(225,380)	1,878,166.7
Mitsui Fudosan Logistics Park, Inc.	(15)	(58,913)	490,941.7
Mitsui High-Tec, Inc.	(12,400)	(832,929)	6,941,075.0
Mitsui OSK Lines Ltd.	(19,200)	(526,481)	4,387,341.7
Miura Co. Ltd.	(18,400)	(443,598)	3,696,650.0
Money Forward, Inc.	(18,500)	(479,654)	3,997,116.7
Mori Hills REIT Investment Corp.	(287)	(329,827)	2,748,558.3
Morinaga & Co. Ltd.	(3,500)	(109,996)	916,633.3
Morinaga Milk Industry Co. Ltd.	(5,100)	(188,052)	1,567,100.0
Nabtesco Corp.	(16,200)	(388,252)	3,235,433.3
Nagase & Co. Ltd.	(14,600)	(219,607)	1,830,058.3
Nexon Co. Ltd.	(16,300)	(370,044)	3,083,700.0
NGK Insulators Ltd.	(32,300)	(472,427)	3,936,891.7
NGK Spark Plug Co. Ltd.	(1,900)	(37,207)	310,058.3
NH Foods Ltd.	(6,300)	(190,869)	1,590,575.0
NHK Spring Co. Ltd.	(55,700)	(379,581)	3,163,175.0
Nidec Corp.	(300)	(20,848)	173,733.3
Nifco, Inc.	(7,200)	(174,732)	1,456,100.0
Nippon Accommodations Fund, Inc.	(55)	(287,394)	2,394,950.0
Nippon Building Fund, Inc.	(152)	(806,322)	6,719,350.0
Nippon Electric Glass Co. Ltd.	(19,500)	(388,243)	3,235,358.3
Nippon Paint Holdings Co. Ltd.	(2,100)	(16,053)	133,775.0

S C H E D U L E O F I N V E S T M E N T S	102

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Shinyaku Co. Ltd.	(5,000)	$(309,458)	2,578,816.7%
Nippon Shokubai Co. Ltd.	(7,100)	(277,902)	2,315,850.0
Nissan Chemical Corp.	(1,600)	(81,813)	681,775.0
Nissan Motor Co. Ltd.	(6,500)	(24,719)	205,991.7
Nisshin Seifun Group, Inc.	(48,700)	(599,470)	4,995,583.3
Noevir Holdings Co. Ltd.	(7,200)	(319,800)	2,665,000.0
NOF Corp.	(10,500)	(415,454)	3,462,116.7
Nomura Real Estate Holdings, Inc.	(26,700)	(647,725)	5,397,708.3
Nomura Real Estate Master Fund, Inc.	(209)	(261,833)	2,181,941.7
NS Solutions Corp.	(6,700)	(197,148)	1,642,900.0
OKUMA Corp.	(18,000)	(707,247)	5,893,725.0
Ono Pharmaceutical Co. Ltd.	(16,400)	(461,150)	3,842,916.7
Open House Co. Ltd.	(1,500)	(65,438)	545,316.7
Orient Corp.	(456,700)	(464,258)	3,868,816.7
ORIX Corp.	(15,900)	(283,367)	2,361,391.7
Orix JREIT, Inc.	(351)	(503,568)	4,196,400.0
OSG Corp.	(24,100)	(330,763)	2,756,358.3
Pan Pacific International Holdings Corp.	(27,400)	(426,631)	3,555,258.3
Persol Holdings Co. Ltd.	(3,100)	(64,176)	534,800.0
Relo Group, Inc.	(3,400)	(56,457)	470,475.0
Renesas Electronics Corp.	(50,600)	(481,957)	4,016,308.3
Rengo Co. Ltd.	(72,900)	(426,330)	3,552,750.0
RENOVA, Inc.	(19,900)	(376,255)	3,135,458.3
Rohto Pharmaceutical Co. Ltd.	(21,700)	(650,431)	5,420,258.3
Ryohin Keikaku Co. Ltd.	(17,400)	(172,708)	1,439,233.3
Sansan, Inc.	(28,700)	(288,638)	2,405,316.7
Sanwa Holdings Corp.	(59,000)	(637,355)	5,311,291.7
Sapporo Holdings Ltd.	(3,400)	(76,133)	634,441.7
Seibu Holdings, Inc.	(27,900)	(282,028)	2,350,233.3
Seven & i Holdings Co. Ltd.	(12,900)	(525,807)	4,381,725.0
Seven Bank Ltd.	(14,700)	(29,171)	243,091.7
Sharp Corp.	(76,900)	(618,968)	5,158,066.7
SHIFT, Inc.	(5,200)	(817,253)	6,810,441.7
Shikoku Electric Power Co., Inc.	(54,600)	(322,558)	2,687,983.3
Shimamura Co. Ltd.	(800)	(76,715)	639,291.7
Shimano, Inc.	(2,300)	(384,206)	3,201,716.7
Shin-Etsu Chemical Co. Ltd.	(5,100)	(653,281)	5,444,008.3
Shinko Electric Industries Co. Ltd.	(13,400)	(345,099)	2,875,825.0
Shinsei Bank Ltd.	(83,000)	(1,255,482)	10,462,350.0
Shiseido Co. Ltd.	(35,300)	(1,452,003)	12,100,025.0
Shizuoka Bank Ltd.	(15,700)	(95,007)	791,725.0
SHO-BOND Holdings Co. Ltd.	(7,900)	(349,532)	2,912,766.7
Shochiku Co. Ltd.	(500)	(48,112)	400,933.3
Showa Denko KK	(56,600)	(949,213)	7,910,108.3
SoftBank Group Corp.	(11,600)	(487,279)	4,060,658.3
Sony Corp.	(14,800)	(1,255,453)	10,462,108.3
Stanley Electric Co. Ltd.	(15,200)	(267,099)	2,225,825.0
Subaru Corp.	(37,100)	(645,574)	5,379,783.3
SUMCO Corp.	(27,900)	(390,397)	3,253,308.3
Sumitomo Bakelite Co. Ltd.	(8,700)	(281,587)	2,346,558.3
Sumitomo Electric Industries Ltd.	(7,500)	(83,616)	696,800.0
Sumitomo Heavy Industries Ltd.	(600)	(13,728)	114,400.0
Sumitomo Metal Mining Co. Ltd.	(29,700)	(933,881)	7,782,341.7
Sumitomo Realty & Development Co. Ltd.	(15,100)	(416,957)	3,474,641.7
Sushiro Global Holdings Ltd.	(21,200)	(413,132)	3,442,766.7
Suzuken Co. Ltd.	(9,000)	(248,750)	2,072,916.7
Suzuki Motor Corp.	(10,300)	(337,627)	2,813,558.3
T&D Holdings, Inc.	(61,000)	(690,400)	5,753,333.3
Taiyo Nippon Sanso Corp.	(20,800)	(350,744)	2,922,866.7
Taiyo Yuden Co. Ltd.	(10,100)	(358,954)	2,991,283.3
Takara Holdings, Inc.	(53,700)	(434,432)	3,620,266.7

Security	Shares	Value	% of Basket Value

Japan (continued)
TechnoPro Holdings, Inc.	(49,700)	$(1,154,966)	9,624,716.7%
TIS, Inc.	(500)	(14,177)	118,141.7
Toho Co. Ltd.	(1,200)	(47,653)	397,108.3
Toho Gas Co. Ltd.	(900)	(21,666)	180,550.0
Tokai Carbon Co. Ltd.	(18,800)	(151,992)	1,266,600.0
Tokyo Electric Power Co. Holdings, Inc.	(13,300)	(52,340)	436,166.7
Tokyo Gas Co. Ltd.	(22,300)	(437,992)	3,649,933.3
Tokyo Ohka Kogyo Co. Ltd.	(3,800)	(197,030)	1,641,916.7
Toppan, Inc.	(36,100)	(614,258)	5,118,816.7
Toray Industries, Inc.	(193,000)	(1,057,126)	8,809,383.3
Toshiba TEC Corp.	(6,200)	(204,681)	1,705,675.0
Toyo Seikan Group Holdings Ltd.	(24,200)	(278,677)	2,322,308.3
Toyo Suisan Kaisha Ltd.	(2,700)	(114,717)	955,975.0
Toyo Tire Corp.	(20,600)	(276,866)	2,307,216.7
Toyoda Gosei Co. Ltd.	(12,600)	(198,843)	1,657,025.0
Toyota Boshoku Corp.	(40,300)	(595,931)	4,966,091.7
UBE Corp.	(25,100)	(393,002)	3,275,016.7
United Urban Investment Corp.	(288)	(313,950)	2,616,250.0
Ushio, Inc.	(24,800)	(342,889)	2,857,408.3
USS Co. Ltd.	(6,800)	(133,433)	1,111,941.7
West Japan Railway Co.	(15,500)	(569,326)	4,744,383.3
Yamato Holdings Co. Ltd.	(15,100)	(264,235)	2,201,958.3
Yokogawa Electric Corp.	(42,100)	(746,571)	6,221,425.0
Zeon Corp.	(19,700)	(200,038)	1,666,983.3

		(94,549,287)

Luxembourg
ArcelorMittal SA	(47,957)	(1,183,288)	9,860,733.3
Tenaris SA	(102,368)	(1,432,541)	11,937,841.7

		(2,615,829)

Mexico
Fresnillo PLC	(78,010)	(701,245)	5,843,708.3

Netherlands
Aalberts NV	(951)	(40,756)	339,633.3
Akzo Nobel NV	(9,755)	(656,516)	5,470,966.7
Argenx SE	(974)	(355,804)	2,965,033.3
ASM International NV	(5,964)	(1,831,972)	15,266,433.3
BE Semiconductor Industries NV	(16,140)	(866,423)	7,220,191.7
EXOR NV	(13,460)	(946,674)	7,888,950.0
Heineken Holding NV	(5,644)	(445,982)	3,716,516.7
Iveco Group NV	(101,946)	(624,174)	5,201,450.0
Just Eat Takeaway.com NV	(26,047)	(477,422)	3,978,516.7
Koninklijke KPN NV	(6,773)	(22,344)	186,200.0
Koninklijke Philips NV	(26,041)	(538,951)	4,491,258.3
NN Group NV	(313)	(14,687)	122,391.6
SBM Offshore NV	(16,543)	(230,886)	1,924,050.0
Stellantis NV	(92,189)	(1,323,857)	11,032,141.7

		(8,376,448)

New Zealand
Kiwi Property Group Ltd.	(215,752)	(138,523)	1,154,358.3
Mainfreight Ltd.	(213)	(10,347)	86,225.0
Mercury NZ Ltd.	(8,921)	(34,122)	284,350.0
Meridian Energy Ltd.	(125,895)	(395,089)	3,292,408.4

		(578,081)

Norway
Aker BP ASA	(6,604)	(229,465)	1,912,208.3
DNB Bank ASA	(19,283)	(380,372)	3,169,766.7
Kongsberg Gruppen ASA	(383)	(14,113)	117,608.3
Mowi ASA	(8,849)	(204,192)	1,701,600.0
Nordic Semiconductor ASA	(26,429)	(464,451)	3,870,425.0

103

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Salmar ASA	(745)	$(53,363)	444,691.7%
Schibsted ASA	(10,472)	(196,826)	1,640,216.7
Storebrand ASA	(126,819)	(1,066,680)	8,889,000.0
TOMRA Systems ASA	(39,716)	(929,736)	7,747,800.0

		(3,539,198)

Poland
InPost SA	(17,682)	(116,759)	972,991.7

Portugal
Banco Comercial Portugues SA	(2,174,617)	(322,688)	2,689,066.7
Galp Energia SGPS SA	(23,795)	(251,170)	2,093,083.3
Jeronimo Martins SGPS SA	(32,510)	(752,507)	6,270,891.7

		(1,326,365)

Singapore
Ascott Residence Trust	(201,400)	(171,031)	1,425,258.3
Golden Agri-Resources Ltd.	(995,900)	(187,517)	1,562,641.7
Keppel REIT	(668,200)	(537,211)	4,476,758.3
Sembcorp Industries Ltd.	(37,700)	(79,543)	662,858.3
Suntec Real Estate Investment Trust	(310,800)	(363,011)	3,025,091.7

		(1,338,313)

South Africa
Investec PLC	(9,975)	(53,961)	449,675.0

Spain
Acciona SA	(3,145)	(647,148)	5,392,900.0
Acerinox SA	(21,068)	(205,546)	1,712,883.3
ACS Actividades de Construccion y Servicios SA	(14,943)	(359,195)	2,993,291.7
Aena SME SA	(1,771)	(224,013)	1,866,775.0
Amadeus IT Group SA	(8,074)	(470,796)	3,923,300.0
Banco de Sabadell SA	(110,890)	(70,999)	591,658.3
Banco Santander SA	(127,636)	(319,329)	2,661,075.0
Bankinter SA	(19,109)	(94,084)	784,033.3
Endesa SA	(25,527)	(467,895)	3,899,125.0
Ferrovial SA	(23,527)	(630,009)	5,250,075.0
Fluidra SA	(14,524)	(271,484)	2,262,366.7
Grifols SA	(28,423)	(414,738)	3,456,150.0
Industria de Diseno Textil SA	(16,839)	(408,968)	3,408,066.7
Red Electrica Corp. SA	(63,925)	(1,256,790)	10,473,250.0
Siemens Gamesa Renewable Energy SA	(47,022)	(865,170)	7,209,750.0
Telefonica SA	(210,202)	(938,277)	7,818,975.0

		(7,644,441)

Sweden
Assa Abloy AB	(23,458)	(554,219)	4,618,491.7
Beijer Ref AB	(36,123)	(573,012)	4,775,100.0
Embracer Group AB	(37,674)	(287,096)	2,392,466.7
EQT AB	(17,248)	(468,168)	3,901,400.0
Evolution AB	(4,134)	(401,125)	3,342,708.3
Fastighets AB Balder	(147,373)	(941,430)	7,845,250.0
Hennes & Mauritz AB, B Shares	(49,896)	(638,396)	5,319,966.7
Husqvarna AB	(40,529)	(323,005)	2,691,708.3
Investor AB	(25,238)	(518,900)	4,324,166.7
Investor AB	(101,762)	(1,899,054)	15,825,450.0
L E Lundbergforetagen AB	(8,623)	(409,243)	3,410,358.3
Nibe Industrier AB	(13,251)	(133,492)	1,112,433.3
Sandvik AB	(17,391)	(320,450)	2,670,416.7
Securitas AB	(166,025)	(1,678,898)	13,990,816.7
Sinch AB	(53,328)	(135,207)	1,126,725.0
Skandinaviska Enskilda Banken AB	(89,944)	(974,402)	8,120,016.7

Security	Shares	Value	% of Basket Value

Sweden (continued)
Svenska Handelsbanken AB	(96,506)	$(867,773)	7,231,441.7%
Sweco AB	(13,450)	(150,012)	1,250,100.0
Swedbank AB	(11,319)	(156,770)	1,306,416.7
Swedish Orphan Biovitrum AB	(7,197)	(158,053)	1,317,108.3
Telia Co. AB	(50,686)	(187,252)	1,560,433.3
Trelleborg AB	(5,359)	(131,673)	1,097,275.0
Volvo AB	(2,917)	(52,372)	436,433.3
Volvo AB	(21,695)	(404,254)	3,368,783.3

		(12,364,256)

Switzerland
Bachem Holding AG	(131)	(8,834)	73,616.7
Coca-Cola HBC AG	(6,839)	(168,319)	1,402,658.3
Glencore PLC	(170,561)	(966,688)	8,055,733.3
STMicroelectronics NV	(4,808)	(181,951)	1,516,258.3
Swatch Group AG	(918)	(45,844)	382,033.4

		(1,371,636)

United Kingdom
Airtel Africa PLC	(7,140)	(13,802)	115,016.7
Ashtead Group PLC	(28,814)	(1,621,932)	13,516,100.0
Associated British Foods PLC	(54,177)	(1,106,585)	9,221,541.7
Avast PLC	(4,002)	(22,662)	188,850.0
Aviva PLC	(50,295)	(243,570)	2,029,750.0
Barclays PLC	(61,531)	(117,866)	982,216.7
BP PLC	(26,417)	(129,292)	1,077,433.3
British Land Co. PLC	(94,499)	(568,198)	4,734,983.3
BT Group PLC	(144,553)	(285,394)	2,378,283.3
Bunzl PLC	(13,284)	(498,557)	4,154,641.7
Burberry Group PLC	(36,880)	(810,754)	6,756,283.3
CNH Industrial NV	(45,827)	(590,374)	4,919,783.3
Compass Group PLC	(71,929)	(1,685,759)	14,047,991.7
Derwent London PLC	(12,625)	(440,765)	3,673,041.7
DS Smith PLC	(252,920)	(901,556)	7,512,966.7
Ferguson PLC	(6,120)	(769,888)	6,415,733.3
Future PLC	(10,605)	(237,608)	1,980,066.7
Greggs PLC	(44,168)	(1,101,199)	9,176,658.3
Harbour Energy PLC	(198,762)	(888,800)	7,406,666.7
Hays PLC	(12,882)	(20,098)	167,483.3
Howden Joinery Group PLC	(122,824)	(1,013,857)	8,448,808.3
Inchcape PLC	(1,700)	(17,400)	145,000.0
Informa PLC	(179,445)	(1,305,039)	10,875,325.0
Intermediate Capital Group PLC	(271)	(5,052)	42,100.0
ITV PLC	(226,595)	(203,804)	1,698,366.7
JD Sports Fashion PLC	(932,704)	(1,481,471)	12,345,591.7
Johnson Matthey PLC	(6,259)	(163,638)	1,363,650.0
Land Securities Group PLC	(83,049)	(742,128)	6,184,400.0
Legal & General Group PLC	(274,808)	(877,604)	7,313,366.7
Lloyds Banking Group PLC	(1,028,468)	(569,420)	4,745,166.7
M&G PLC	(194,914)	(508,083)	4,234,025.0
Man Group PLC	(104,404)	(347,325)	2,894,375.0
Marks & Spencer Group PLC	(100,998)	(175,098)	1,459,150.0
Melrose Industries PLC	(473,188)	(931,451)	7,762,091.7
Next PLC	(8,800)	(732,616)	6,105,133.3
Prudential PLC	(98,187)	(1,211,076)	10,092,300.0
Rolls-Royce Holdings PLC	(334,186)	(365,245)	3,043,708.3
Shell PLC	(3,903)	(104,118)	867,650.0
Smiths Group PLC	(33,671)	(635,446)	5,295,383.3
Taylor Wimpey PLC	(141,247)	(219,848)	1,832,066.7
Unilever PLC	(6,086)	(296,406)	2,470,050.0
UNITE Group PLC	(25,963)	(370,162)	3,084,683.3
Vodafone Group PLC	(141,184)	(208,057)	1,733,808.3

S C H E D U L E O F I N V E S T M E N T S	104

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
WH Smith PLC	(3,174)	$(56,023)	466,858.3%
Whitbread PLC	(8,228)	(261,896)	2,182,466.7
Wise PLC	(70,231)	(404,178)	3,368,150.0
WPP PLC	(15,754)	(170,023)	1,416,858.3

		(25,431,123)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(6,919)	(442,009)	3,683,408.3

Security	Shares	Value	% of Basket Value

Germany (continued)
Porsche Automobil Holding SE	(2,662)	$(192,680)	1,605,666.7%
Sartorius AG	(643)	(287,613)	2,396,775.0

Rights

Germany
ACS Actividades de Construccion	(15,985)	(23,011)	191,758.3

Total Reference Entity — Short		(218,541,153)

Net Value of Reference Entity — UBS AG		$(12)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,026,846	$—	$—	$1,026,846
Preferred Securities
Preferred Stocks	—	—	2,711,710	2,711,710
U.S. Treasury Obligations	—	26,098,266	—	26,098,266
Warrants	954	—	—	954
Short-Term Securities
Money Market Funds	35,433,349	—	—	35,433,349
U.S. Treasury Obligations	—	551,703,610	—	551,703,610

	$36,461,149	$577,801,876	$2,711,710	$616,974,735

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,564,814	$39,971,226	$—	$42,536,040
Liabilities
Equity Contracts	(5,272,791)	(1,443,237)	—	(6,716,028)

	$(2,707,977)	$38,527,989	$—	$35,820,012

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

105

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Global Long/Short Equity Fund

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

AGC	Assured Guaranty Corp.

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BMO	BMO Capital Markets

CME	Chicago Mercantile Exchange

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

PILOT	Payment in Lieu of Taxes

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SDR	Swedish Depositary Receipt

SEB	SEB Securities Inc.

SG	Syncora Guarantee

ST	Special Tax

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	106